Delaware Life

Variable Account F – Regatta

Financial Statements as of and for the Year Ended December 31, 2021 and Reports of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2021

Page(s)
Reports of Independent Registered Public Accounting Firm	1-9

Financial Statements

Statements of Assets and Liabilities	10-18

Statements of Operations	19-81

Statements of Changes in Net Assets	82-176

Notes to the Financial Statements	177-214

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F - Regatta:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life Variable Account F - Regatta (the Sub-Accounts), as of December 31, 2021, the related statements of operations and changes in net assets for the year or period indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in note 10 for the year or period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2021, the results of their operations and changes in their net assets for the year or period indicated in the Appendix and the financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s separate accounts since 2021.

Boston, Massachusetts

April 28, 2022

Appendix

AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1) (1)

AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5) (1)

AB VPS Growth and Income Portfolio Class B Sub-Account (A71) (5)

AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)

AB VPS Large Cap Growth (Class B) Sub-Account (AC4) (1)

AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19) (5)

AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74) (1)

American Funds Growth Fund - Class 4 Sub-Account (AP0) (1)

American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1) (1)

American Funds International Fund - Class 4 Sub-Account (AQ2) (1)

American Funds IS Asset Allocation - Class 4 Sub-Account (AS3) (1)

American Funds IS Global Growth - Class 4 Sub-Account (AS6) (1)

American Funds New World Fund - Class 4 Sub-Account (AQ3) (1)

American Funds IS Global Balanced - Class 4 Sub-Account (AX1) (1)

BlackRock 60/40 Target Allocation ETF VI Fund Class III Sub-Account (B21) (5)

BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19) (5)

BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20) (5)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)

BlackRock Large Cap Focus Growth V.I. Fund Class III Sub-Account (B22) (5)

BlackRock Total Return V.I. Fund Class III Sub-Account (B23) (5)

ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33) (1)

ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34) (5)

ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35) (5)

Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account (C89) (1)

CTIVP - Loomis Sayles Growth Fund Class 2 Sub-Account (C90) (1)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) (1)

Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91) (1)

Columbia VP Balanced Fund Class 2 Sub-Account (C92) (5)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88) (1)

Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9) (1)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17) (5)

First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18) (5)

First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19) (1)

Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub-Account (L36) (5)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21) (1)

Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account (S23) (5)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)

Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18) (5)

Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8) (1)

Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21) (5)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)

Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9) (1)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)

Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0) (1)

Goldman Sachs VIT U.S. Equity Insights Fund - Service Class Sub-Account (G03) (1)

Rational Trend Aggregation VA Fund Sub-Account (H24) (3)

Rational Insider Buying VA Fund Sub-Account (H32) (4)

Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)

Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)

Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3) (1)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)

Invesco V.I. International Growth Fund II Sub-Account (AC1) (1)

Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17) (5)

Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19) (5)

Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20) (5)

Invesco V.I. S&P 500 Index Class II Sub-Account (V21) (5)

Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1) (5)

Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2) (5)

Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3) (5)

Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4) (5)

JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88) (1)

JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account (JF1) (5)

JPMorgan Insurance Trust Income Builder - Class 2 Sub-Account (JF0) (1)

JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94) (1)

Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11) (1)

Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42) (1)

Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16) (1)

Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18) (1)

Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17) (1)

Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19) (5)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Investors Trust Series - Service Class Sub-Account (M10) (5)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Service Class Sub-Account (M89) (1)

MFS VIT I Research Series Service Class Sub-Account (M82) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2) (1)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)

MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4) (1)

MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5) (1)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7) (1)

MFS VIT II Global Research Portfolio I Class Sub-Account (MC8) (1)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0) (1)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9) (1)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

MFS VIT II Income Portfolio I Class Sub-Account (MA5) (1)

MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

MFS VIT II Technology Portfolio I Class Sub-Account (ME4) (1)

MFS VIT II Technology Portfolio S Class Sub-Account (MA2) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3) (1)

MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7) (1)

MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9) (1)

MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1) (1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4) (1)

MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6) (1)

MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7) (1)

Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account (V46) (5)

Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45) (1)

Morgan Stanley Variable Insurance Fund, Inc Global Infrastructure - Class II Sub-Account (U43) (1)

Morgan Stanley Variable Insurance Fund, Inc Global Strategist Portfolio, Class II Sub-Account (U41) (1)

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44) (1)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)

Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)

Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (1)

Invesco V.I. Global Fund, Series II Sub-Account (O20) (1)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21) (1)

Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) (1)

PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2) (1)

PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08) (1)

PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0) (1)

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70) (1)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20) (1)

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5) (1)

PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68) (1)

Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) (1)

Putnam VT Large Cap Value Fund Class IB Sub-Account (P72) (1)

Putnam VT George Putnam Balanced Fun - Class IB Sub-Account (P88) (1)

Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93) (1)

Putnam VT Global Health Care Fund - Class IB Sub-Account (P89) (1)

Putnam VT Income Fund - Class IB Sub-Account (P95) (1)

Putnam VT Research Fund - Class IB Sub-Account (P79) (1)

Putnam VT Sustainable Future Fund Class IB Sub-Account (P80) (5)

Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81) (5)

T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD) (5)

T. Rowe Price Equity Income Portfolio II Sub-Account (TBE) (5)

T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF) (5)

TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1) (5)

TOPS Balanced ETF Portfolio Sub-Account (TP2) (5)

TOPS Conservative ETF Portfolio Sub-Account (TP3) (5)

TOPS Growth ETF Portfolio Sub-Account (TP4) (5)

TOPS Moderate Growth ETF Portfolio Sub-Account (TP5) (5)

Wanger Select Fund Sub-Account (W41) (1)

Wanger USA Sub-Account (W42) (1)

Western Asset Variable Core Bond Plus II Sub-Account (W50) (1)

(1)	Statements of assets and liabilities as of December 31, 2021 and statements of operations and changes in net assets for the year ended December 31, 2021.
(3)	Statements of operations and changes in net assets for the period January 1, 2021 to July 30, 2021.
(4)	Statements of operations and changes in net assets for the period January 1, 2021 to November 30, 2021
(5)	Statements of assets and liabilities as of December 31, 2021 and statements of operations and changes in net assets for the period May 3, 2021 to December 31, 2021.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F:

Opinions on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts of Delaware Life Variable Account F - Regatta for the period indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in net assets of each of the subaccounts of Delaware Life Variable Account F - Regatta for the period indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1) (1)	MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5) (1)	MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2) (1)

AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)	MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)	MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

AB VPS Large Cap Growth (Class B) Sub-Account (AC4) (1)	MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)

AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74) (1)	MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4) (1)

American Funds Growth Fund - Class 4 Sub-Account (AP0) (1)	MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5) (1)

American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1) (1)	MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

American Funds International Fund - Class 4 Sub-Account (AQ2) (1)	MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7) (1)

American Funds IS Asset Allocation - Class 4 Sub-Account (AS3) (1)	MFS VIT II Global Research Portfolio I Class Sub-Account (MC8) (1)

American Funds IS Global Growth - Class 4 Sub-Account (AS6) (1)	MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

American Funds New World Fund - Class 4 Sub-Account (AQ3) (1)	MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0) (1)

American Funds IS Global Balanced - Class 4 Sub-Account (AX1) (1)	MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)	MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33) (1)	MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71) (1)	MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59) (1)	MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)	MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account (C89) (1)	MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

CTIVP - Loomis Sayles Growth Fund Class 2 Sub-Account (C90) (1)	MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) (1)	MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93) (1)

Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)	MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88) (1)	MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9) (1)

Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9) (1)	MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404

T: (860) 241 7000, www.pwc.com/us

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)	MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)	MFS VIT II Income Portfolio I Class Sub-Account (MA5) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)	MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19) (2)	MFS VIT II Technology Portfolio I Class Sub-Account (ME4) (1)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21) (1)	MFS VIT II Technology Portfolio S Class Sub-Account (MA2) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)	MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3) (1)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)	MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5) (1)

Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59) (1)	MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)	MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7) (1)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)	MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9) (1)

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0) (1)	MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)	MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8) (1)	MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2) (1)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)	MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9) (1)	MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4) (1)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)	MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6) (1)

Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0) (1)	MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7) (1)

Goldman Sachs VIT U.S. Equity Insights Fund - Service Class Sub-Account (G03) (1)	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45) (1)

Rational Trend Aggregation VA Fund Sub-Account (H24) (1)	Morgan Stanley Variable Insurance Fund, Inc Global Infrastructure - Class II Sub-Account (U43) (1)

Rational Insider Buying VA Fund Sub-Account (H32) (1)	Morgan Stanley Variable Insurance Fund, Inc Global Strategist Portfolio, Class II Sub-Account (U41) (1)

Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44) (1)

Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)	Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)

Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3) (1)	Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)	Invesco Oppenheimer V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (1)

Invesco V.I. International Growth Fund II Sub-Account (AC1) (1)	Invesco Oppenheimer V.I. Global Fund, Series II Sub-Account (O20) (1)

JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88) (1)	Invesco Oppenheimer V.I. Main Street Fund, Series II Sub-Account (O21) (1)

JPMorgan Insurance Trust Income Builder - Class 2 Sub-Account (JF0) (1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) (1)

JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94) (1)	PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2) (1)

Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11) (1)	PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08) (1)

Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42) (1)	PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0) (1)

Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16) (1)	PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70) (1)

Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18) (1)	PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17) (1)	PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)	PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)	PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)	PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)	PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)	Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)	Putnam VT Equity Income Fund Class IB Sub-Account (P72) (1)

MFS VIT I Total Return Bond Series Service Class Sub-Account (M89) (1)	Putnam VT George Putnam Balanced Fun - Class IB Sub-Account (P88) (1)

MFS VIT I Research Series Service Class Sub-Account (M82) (1)	Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)	Putnam VT Global Health Care Fund - Class IB Sub-Account (P89) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)	Putnam VT Income Fund - Class IB Sub-Account (P95) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)	Putnam VT Research Fund - Class IB Sub-Account (P79) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)	Wanger Select Fund Sub-Account (W41) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)	Wanger USA Sub-Account (W42) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)	Western Asset Variable Core Bond Plus II Sub-Account (W50) (1)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)

(1) Statement of changes in net assets for the year ended December 31, 2020.

(2) Statement of changes in net assets for the period May 1, 2020 (commencement of operations) through December 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the Delaware Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Delaware Life Variable Account F - Regatta based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Delaware Life Variable Account F - Regatta in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, CT

April 28, 2021

We served as the auditor of one or more of the subaccounts of Delaware Life Variable Account F - Regatta from 2013 to 2020.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	Assets						Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Dividend receivable	Total assets	Payable to Sponsor	Net Assets
AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1)	3,251,819	$33,682,983	$37,656,065	$—	$—	$37,656,065	$—	$37,656,065
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)	4,483,940	53,769,026	66,586,510	—	—	66,586,510	—	66,586,510
AB VPS Growth and Income Portfolio Class B Sub-Account (A71)	10,188	354,498	367,989	—	—	367,989	—	367,989
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)	158,792	3,382,674	4,219,091	—	—	4,219,091	—	4,219,091
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	1,689,264	22,655,525	26,386,304	458	—	26,386,762	—	26,386,762
AB VPS Large Cap Growth (Class B) Sub-Account (AC4)	109,180	8,360,319	9,353,531	—	—	9,353,531	—	9,353,531
AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19)	35,849	776,602	765,385	—	—	765,385	—	765,385
AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74)	725,451	11,388,075	16,808,715	1,857	—	16,810,572	—	16,810,572
American Funds Growth Fund - Class 4 Sub-Account (AP0)	210,955	24,914,621	26,114,037	—	—	26,114,037	7,681	26,106,356
American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1)	149,935	9,007,829	9,831,200	—	—	9,831,200	—	9,831,200
American Funds International Fund - Class 4 Sub-Account (AQ2)	90,116	2,114,815	2,010,502	—	—	2,010,502	—	2,010,502
American Funds IS Asset Allocation - Class 4 Sub-Account (AS3)	1,109,844	30,729,977	31,697,154	799	—	31,697,953	—	31,697,953
American Funds IS Global Growth - Class 4 Sub-Account (AS6)	145,472	6,152,583	6,483,683	—	—	6,483,683	—	6,483,683
American Funds New World Fund - Class 4 Sub-Account (AQ3)	57,073	1,789,002	1,782,982	—	—	1,782,982	—	1,782,982
American Funds IS Global Balanced - Class 4 Sub-Account (AX1)	185,861	2,729,491	2,700,565	—	—	2,700,565	—	2,700,565
BlackRock 60/40 Target Allocation ETF VI Fund Classs III Sub-Account (B21)	174,206	2,588,670	2,428,427	77	—	2,428,504	—	2,428,504
BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19)	73,291	812,875	718,256	—	—	718,256	—	718,256
BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20)	14,922	190,330	181,156	—	—	181,156	—	181,156
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	26,945,336	389,082,636	387,473,937	65,697	—	387,539,634	—	387,539,634
BlackRock Large Cap Focus Growth V.I. Fund Class III Sub-Account (B22)	13,270	305,414	281,184	—	—	281,184	—	281,184
BlackRock Total Return V.I.Fund Class III Sub-Account (B23)	19,195	227,372	227,077	—	226	227,303	—	227,303
ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33)	41,875	1,212,275	1,216,470	—	—	1,216,470	—	1,216,470
ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34)	2,281	137,825	138,498	—	—	138,498	—	138,498
ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35)	28,540	735,273	734,056	—	—	734,056	—	734,056
Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)	5,215	97,840	107,322	—	—	107,322	—	107,322
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)	2,266	38,380	85,976	—	—	85,976	—	85,976
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	1,538,093	23,444,089	56,678,737	9	—	56,678,746	—	56,678,746
CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account (C89)	935	33,986	54,924	—	—	54,924	—	54,924
CTIVP - Loomis Sayles Growth Fund Class 2 Sub-Account (C90)	303,980	8,250,673	17,351,171	5,679	—	17,356,850	—	17,356,850
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)	308,533	3,849,538	4,621,818	—	—	4,621,818	—	4,621,818
Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91)	130,592	4,499,580	4,749,647	—	—	4,749,647	—	4,749,647
Columbia VP Balanced Fund Class 2 Sub-Account (C92)	73,199	2,953,136	3,029,723	—	—	3,029,723	3,451	3,026,272
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	4,803,990	88,483,126	117,793,833	—	—	117,793,833	2,268	117,791,565
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	2,733,982	96,414,645	143,561,381	72,324	—	143,633,705	1	143,633,704
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)	130,566	1,673,805	1,871,006	—	—	1,871,006	—	1,871,006
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)	718,817	9,123,681	10,300,644	—	—	10,300,644	—	10,300,644
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	1,206,832	15,528,059	18,476,600	—	—	18,476,600	—	18,476,600
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	1,897,571	57,425,682	74,745,332	—	—	74,745,332	2,612	74,742,720
First Eagle Overseas Variable Fund Sub-Account (FE3)	7,743,150	195,157,979	204,264,285	—	—	204,264,285	65	204,264,220
First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17)	39,533	550,003	566,514	—	—	566,514	—	566,514
First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18)	10,007	142,003	135,097	—	—	135,097	—	135,097
First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19)	141,438	2,272,193	2,352,109	—	—	2,352,109	—	2,352,109
Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub-Account (L36) ²	62	1,056	1,002	—	—	1,002	—	1,002
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)	1,782,318	16,242,972	19,017,330	—	—	19,017,330	692	19,016,638
Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account (S23)	18,139	201,522	194,631	—	—	194,631	—	194,631
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	5,113,786	67,062,118	69,496,345	3,228	—	69,499,573	—	69,499,573
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	4,094,500	24,559,961	24,403,221	—	—	24,403,221	—	24,403,221
Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18)	47,497	290,437	293,058	—	—	293,058	—	293,058
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)	247,023	3,840,295	3,324,924	502	—	3,325,426	—	3,325,426
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	1,149,450	12,910,038	13,322,123	—	—	13,322,123	801	13,321,322
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	2,908,739	43,295,232	48,750,468	—	—	48,750,468	630	48,749,838
Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)	200,143	3,251,826	3,448,458	—	—	3,448,458	—	3,448,458
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	6,140,469	107,119,807	117,897,000	1,051	—	117,898,051	—	117,898,051
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)	13,382	233,771	259,478	—	—	259,478	—	259,478
Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21)	20,542	700,270	729,020	—	—	729,020	—	729,020
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	1,267,089	15,743,984	22,224,748	356	—	22,225,104	—	22,225,104
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)	44,366	702,620	804,810	—	—	804,810	—	804,810

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Assets						Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Receivable from Contractholder	Total assets	Payable to Sponsor	Net Assets
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	983,040	$10,254,972	$10,056,503	$28	$—	$10,056,531	$—	$10,056,531
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)	8,061	86,744	84,961	—	—	84,961	—	84,961
Goldman Sachs VIT U.S. Equity Insights Fund - Service Class Sub-Account (G03)	139,053	3,095,339	2,813,038	—	—	2,813,038	—	2,813,038
Rational Trend Aggregation VA Fund Sub-Account (H24) ¹	—	—	—	—	—	—	—	—
Rational Insider Buying VA Fund Sub-Account (H32) ¹	—	—	—	—	—	—	—	—
Invesco V.I. American Value Fund Series II Sub-Account (V35)	228,488	3,043,400	4,544,631	—	—	4,544,631	622	4,544,009
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	1,109,171	16,292,822	23,348,043	—	—	23,348,043	1	23,348,042
Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3)	208,347	1,412,764	1,352,173	—	—	1,352,173	—	1,352,173
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	4,432,577	76,365,658	91,089,451	5,207	—	91,094,658	2,980	91,091,678
Invesco V.I. International Growth Fund II Sub-Account (AC1)	56,601	1,994,689	2,304,806	—	—	2,304,806	4	2,304,802
Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17)	4,759	517,555	493,812	—	—	493,812	—	493,812
Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19)	1,672	48,080	49,444	—	—	49,444	—	49,444
Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20)	11,898	336,356	355,974	—	—	355,974	—	355,974
Invesco V.I. S&P 500 Index Class II Sub-Account (V21)	51,290	1,168,545	1,174,022	—	—	1,174,022	—	1,174,022
Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1)	180,823	9,329,452	9,608,938	—	—	9,608,938	19,694	9,589,244
Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2)	3,800	341,803	351,464	76	—	351,540	—	351,540
Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3)	52,839	1,098,857	1,104,855	521	—	1,105,376	—	1,105,376
Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4)	9,414	164,921	172,842	—	—	172,842	—	172,842
JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88)	3,671,000	40,751,742	41,005,068	—	—	41,005,068	—	41,005,068
JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account (JF1)	11,611	235,689	238,263	—	—	238,263	—	238,263
JPMorgan Insurance Trust Income Builder - Class 2 Sub-Account (JF0)	39,089	456,317	463,590	—	—	463,590	—	463,590
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94)	346,181	10,558,065	15,626,632	—	—	15,626,632	—	15,626,632
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)	1,283,061	24,664,276	28,047,715	—	—	28,047,715	44	28,047,671
Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42)	12,384	178,530	182,299	—	—	182,299	—	182,299
Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16)	231,083	2,955,722	2,842,314	—	—	2,842,314	—	2,842,314
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18)	1,609,150	21,076,838	22,029,267	1,384	—	22,030,651	—	22,030,651
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)	1,596,909	24,757,731	32,113,837	305	—	32,114,142	—	32,114,142
Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19)	36,392	523,519	512,766	—	—	512,766	—	512,766
MFS VIT Total Return Series Initial Class Sub-Account (M07)	10,922,912	256,931,032	303,438,497	—	—	303,438,497	807,920	302,630,577
MFS VIT Total Return Series Service Class Sub-Account (M35)	9,796,648	227,068,702	266,272,886	34,642	—	266,307,528	—	266,307,528
MFS VIT I Growth Series Initial Class Sub-Account (M31)	2,354,747	118,264,347	186,872,735	78,843	—	186,951,578	—	186,951,578
MFS VIT I Growth Series Service Class Sub-Account (M80)	340,039	19,618,099	25,414,527	395	—	25,414,922	—	25,414,922
MFS VIT I Investors Trust Series - Service Class Sub-Account (M10)	1,175	50,957	51,656	—	—	51,656	—	51,656
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	2,335,914	23,350,676	27,376,911	10,688	—	27,387,599	—	27,387,599
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	3,073,420	29,411,185	32,055,763	1,432	—	32,057,195	—	32,057,195
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	2,414,333	48,815,595	56,253,950	—	—	56,253,950	3,058	56,250,892
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	2,040,297	38,057,647	40,479,501	—	—	40,479,501	921	40,478,580
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)	30,232,979	398,850,026	404,214,941	40,689	—	404,255,630	—	404,255,630
MFS VIT I Research Series Service Class Sub-Account (M82)	3,086,819	85,344,037	117,052,194	444	—	117,052,638	—	117,052,638
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	2,358,588	72,661,286	90,357,511	100,888	—	90,458,399	—	90,458,399
MFS VIT I Utilities Series Service Class Sub-Account (M40)	1,155,200	34,234,523	43,412,396	—	—	43,412,396	531	43,411,865
MFS VIT I Value Series Initial Class Sub-Account (M83)	8,526,526	163,054,903	210,775,733	134,101	—	210,909,834	—	210,909,834
MFS VIT I Value Series Service Class Sub-Account (M08)	4,326,297	81,270,388	104,523,354	—	—	104,523,354	1,448	104,521,906
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	4,046,825	200,166,984	277,328,917	79,522	—	277,408,439	—	277,408,439
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	840,976	42,339,942	56,942,467	17,498	—	56,959,965	—	56,959,965
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	3,649,574	43,043,768	43,539,424	26,253	—	43,565,677	—	43,565,677

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Assets						Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Receivable from Contractholder	Total assets	Payable to Sponsor	Net Assets
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	9,213,867	$107,124,182	$108,355,075	$9,427	$—	$108,364,502	$—	$108,364,502
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)	3,486,069	83,035,067	112,704,614	73,816	—	112,778,430	—	112,778,430
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	1,804,902	45,927,065	57,468,060	24,997	—	57,493,057	—	57,493,057
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	842,244	12,618,085	13,501,176	18,011	—	13,519,187	—	13,519,187
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	938,607	13,925,700	14,792,442	—	—	14,792,442	—	14,792,442
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	735,560	7,834,904	7,774,870	16,083	—	7,790,953	—	7,790,953
MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)	74,816	786,605	774,351	—	—	774,351	—	774,351
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	1,555,649	37,786,200	51,103,059	55,099	—	51,158,158	—	51,158,158
MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)	217,555	6,331,765	7,107,511	—	—	7,107,511	4	7,107,507
MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)	2,299,462	58,566,295	87,448,555	100,171	—	87,548,726	—	87,548,726
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	118,535	3,216,127	4,482,987	—	—	4,482,987	9	4,482,978
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)	2,211,705	34,226,616	33,949,676	74,716	—	34,024,392	—	34,024,392
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	30,098,411	454,979,413	452,981,085	1,181	—	452,982,266	—	452,982,266
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	5,272,798	66,649,612	65,066,331	23,932	—	65,090,263	—	65,090,263
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	11,173,855	140,214,411	137,103,206	16,557	—	137,119,763	—	137,119,763
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	7,284,395	41,047,343	40,719,770	—	—	40,719,770	1,813	40,717,957
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	5,666,257	31,617,888	31,221,075	3,572	—	31,224,647	—	31,224,647
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	2,057,783	28,523,595	34,529,601	16,572	—	34,546,173	—	34,546,173
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	909,157	12,483,197	15,046,548	—	—	15,046,548	41	15,046,507
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	1,089,604	26,836,161	40,990,899	26,491	—	41,017,390	—	41,017,390
MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93)	2,100,680	54,329,990	77,641,133	—	—	77,641,133	4,897	77,636,236
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	13,623,068	262,913,852	375,587,996	788,173	—	376,376,169	—	376,376,169
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	1,440,879	27,906,146	39,004,593	16,603	—	39,021,196	—	39,021,196
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	36,699,427	36,699,427	36,699,427	—	—	36,699,427	26,119	36,673,308
MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9)	98,539,234	98,539,234	98,539,234	2,910	—	98,542,144	—	98,542,144
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	1,043,937	15,999,865	19,970,520	3,057	—	19,973,577	—	19,973,577
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	1,932,656	29,094,338	36,411,248	2,771	—	36,414,019	—	36,414,019
MFS VIT II Income Portfolio I Class Sub-Account (MA5)	2,352,479	23,294,237	23,077,821	—	—	23,077,821	16,137	23,061,684
MFS VIT II Income Portfolio S Class Sub-Account (MA7)	366,125	3,591,461	3,558,731	470	—	3,559,201	—	3,559,201
MFS VIT II Technology Portfolio I Class Sub-Account (ME4)	656,450	12,243,931	22,043,579	14,925	—	22,058,504	—	22,058,504
MFS VIT II Technology Portfolio S Class Sub-Account (MA2)	362,565	10,221,712	11,344,654	—	—	11,344,654	—	11,344,654

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Assets						Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Receivable from Contractholder	Total assets	Payable to Sponsor	Net Assets
MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)	3,944,384	39,785,974	53,130,868	$—	$—	$53,130,868	$782	$53,130,086
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)	30,949,244	351,254,262	373,247,889	19,033	—	373,266,922	—	373,266,922
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	85,208	1,197,227	1,636,851	—	—	1,636,851	1,943	1,634,908
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)	2,196,310	35,642,975	49,856,235	—	—	49,856,235	1,300	49,854,935
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)	24,477,729	282,254,243	325,553,800	—	—	325,553,800	3,495	325,550,305
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)	9,487,749	99,625,358	111,765,678	4,849	—	111,770,527	—	111,770,527
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	17,320,896	178,229,123	176,846,346	5,814	—	176,852,160	—	176,852,160
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)	9,861,578	101,434,648	100,588,091	56	—	100,588,147	—	100,588,147
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	2,153,188	16,738,893	23,878,850	479	—	23,879,329	—	23,879,329
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)	1,936,895	14,161,534	21,208,998	257	—	21,209,255	—	21,209,255
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)	86,501,805	1,105,656,530	1,251,681,113	13,415	—	1,251,694,528	—	1,251,694,528
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)	873,591	7,320,556	9,845,372	281	—	9,845,653	—	9,845,653
Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account (V46)	8,027	85,242	84,761	—	—	84,761	—	84,761
Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45)	143,562	1,822,834	1,961,048	—	—	1,961,048	—	1,961,048
Morgan Stanley Variable Insurance Fund, Inc Global Infrastructure - Class II Sub-Account (U43)	58,331	482,028	482,399	—	—	482,399	—	482,399
Morgan Stanley Variable Insurance Fund, Inc Global Strategist Portfolio, Class II Sub-Account (U41)	79,063	887,482	887,878	—	—	887,878	—	887,878
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)	577,295	29,891,663	27,952,666	—	—	27,952,666	—	27,952,666
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	473,554	8,403,186	7,595,802	397	—	7,596,199	—	7,596,199
Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19) ²	210,741	12,067,569	16,770,754	12	—	16,770,766	—	16,770,766
Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) ²	756,982	11,968,576	13,814,920	—	—	13,814,920	—	13,814,920
Invesco V.I. Global Fund, Series II Sub-Account (O20) ²	249,541	10,236,048	14,019,208	563	—	14,019,771	—	14,019,771
Invesco V.I. Main Street Fund, Series II Sub-Account (O21) ²	3,999,717	112,015,879	141,110,005	—	—	141,110,005	1,471	141,108,534
Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) ²	170,200	3,848,634	5,247,257	—	—	5,247,257	6	5,247,251
PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)	38,568	307,770	367,935	—	—	367,935	—	367,935
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)	1,488,171	15,633,859	17,128,845	—	—	17,128,845	—	17,128,845
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)	1,217,662	12,783,332	14,197,943	—	—	14,197,943	—	14,197,943
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)	220,026	1,608,975	1,725,004	—	—	1,725,004	—	1,725,004
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	2,836,326	17,111,710	21,953,166	814	—	21,953,980	—	21,953,980
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	529,911	6,752,842	6,634,490	936	—	6,635,426	—	6,635,426
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20)	11,227	143,816	140,557	—	—	140,557	—	140,557
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5)	35,393	388,566	380,471	—	—	380,471	—	380,471
PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)	28,652,318	333,401,090	372,193,605	24,082	—	372,217,687	—	372,217,687
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	2,166,751	27,638,266	30,312,848	1,071	—	30,313,919	—	30,313,919
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	11,567,325	126,682,388	124,464,413	—	—	124,464,413	314	124,464,099
PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68)	498,970	5,560,056	5,368,911	—	—	5,368,911	—	5,368,911
Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3)	1,238,450	12,250,267	11,591,889	—	—	11,591,889	—	11,591,889
Putnam VT Large Cap Value Fund Class IB Sub-Account (P72) ²	561,291	13,525,709	17,298,993	—	—	17,298,993	—	17,298,993
Putnam VT George Putnam Balanced Fun - Class IB Sub-Account (P88)	248,635	3,549,752	3,712,125	—	—	3,712,125	—	3,712,125
Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93)	32,972	649,324	670,641	—	—	670,641	—	670,641
Putnam VT Global Health Care Fund - Class IB Sub-Account (P89)	86,848	1,472,346	1,621,461	—	—	1,621,461	—	1,621,461
Putnam VT Income Fund - Class IB Sub-Account (P95)	60,735	640,252	624,365	—	—	624,365	—	624,365
Putnam VT Research Fund - Class IB Sub-Account (P79)	117,346	3,747,206	4,132,899	—	—	4,132,899	—	4,132,899
Putnam VT Sustainable Future Fund Class IB Sub-Account (P80)	8,501	201,490	191,531	—	—	191,531	—	191,531
Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81)	1,092	51,559	53,742	—	—	53,742	—	53,742
T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD)	36,918	2,041,058	1,863,259	—	—	1,863,259	—	1,863,259
T. Rowe Price Equity Income Portfolio II Sub-Account (TBE)	30,342	916,785	907,528	—	—	907,528	—	907,528
T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF)	15,317	990,654	937,239	—	—	937,239	—	937,239
TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1)	35,533	725,475	749,754	937	—	750,691	—	750,691
TOPS Balanced ETF Portfolio Sub-Account (TP2)	2,057	31,161	31,580	—	—	31,580	—	31,580
TOPS Conservative ETF Portfolio Sub-Account (TP3)	13,639	187,472	188,757	—	—	188,757	—	188,757
TOPS Growth ETF Portfolio Sub-Account (TP4)	797	16,331	16,703	—	—	16,703	—	16,703
TOPS Moderate Growth ETF Portfolio Sub-Account (TP5)	20,316	330,312	333,188	—	—	333,188	—	333,188
Wanger Select Fund Sub-Account (W41)	12,654	226,138	244,231	—	—	244,231	—	244,231
Wanger USA Sub-Account (W42)	1,822	41,286	46,909	—	—	46,909	—	46,909
Western Asset Variable Core Bond Plus II Sub-Account (W50)	209,615	1,283,269	1,247,206	—	—	1,247,206	—	1,247,206

[1]	This Sub-Account was closed in 2021 due to merger. Refer to Note 1 in the Variable Account’s Notes to the Financial Statements for more information.
[2]	This Sub-Account had a name change in 2021. Refer to Note 1 in the Variable Account’s Notes to the Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
AL1	2,014,030	$37,656,065	$—	$37,656,065
AO5	4,623,947	66,586,510	—	66,586,510
A71	33,829	367,989	—	367,989
AM2	303,416	4,219,091	—	4,219,091
A98	3,189,961	26,297,093	89,669	26,386,762
AC4	500,374	9,353,531	—	9,353,531
A19	73,527	765,385	—	765,385
A74	774,469	16,768,355	42,217	16,810,572
AP0	1,437,833	26,106,356	—	26,106,356
AQ1	694,402	9,831,200	—	9,831,200
AQ2	183,701	2,010,502	—	2,010,502
AS3	2,536,551	31,697,953	—	31,697,953
AS6	430,184	6,483,683	—	6,483,683
AQ3	132,867	1,782,982	—	1,782,982
AX1	233,724	2,700,565	—	2,700,565
B21	230,503	2,428,504	—	2,428,504
B19	64,269	718,256	—	718,256
B20	17,505	181,156	—	181,156
B18	18,259,602	387,301,146	238,488	387,539,634
B22	25,400	281,184	—	281,184
B23	22,673	227,303	—	227,303
L33	88,293	1,216,470	—	1,216,470
L34	12,436	138,498	—	138,498
L35	64,069	734,056	—	734,056
C71	3,523	107,322	—	107,322
C59	3,071	85,976	—	85,976
C60	2,064,095	56,361,328	317,418	56,678,746
C89	2,122	54,924	—	54,924
C90	686,346	17,207,406	149,444	17,356,850
C58	328,020	4,621,818	—	4,621,818
C91	354,669	4,749,647	—	4,749,647
C92	285,506	3,026,272	—	3,026,272
FD7	4,167,158	117,563,153	228,412	117,791,565
F24	3,825,641	143,353,028	280,676	143,633,704
F88	95,572	1,871,006	—	1,871,006
FB9	484,120	10,300,644	—	10,300,644
F15	814,357	18,476,600	—	18,476,600
F41	2,463,448	74,520,350	222,370	74,742,720
FE3	11,992,814	204,074,553	189,667	204,264,220
F17	49,568	566,514	—	566,514
F18	12,290	135,097	—	135,097
F19	182,400	2,352,109	—	2,352,109
L36	97	1,002	—	1,002
T21	1,046,664	18,994,310	22,328	19,016,638
S23	22,266	194,631	—	194,631

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
T20	3,561,181	$69,325,191	$174,382	$69,499,573
FE6	1,289,505	24,403,221	—	24,403,221
S18	27,723	293,058	—	293,058
T59	368,313	3,320,594	4,832	3,325,426
F56	549,166	13,264,857	56,465	13,321,322
F59	2,694,045	48,661,241	88,597	48,749,838
FF0	267,149	3,448,458	—	3,448,458
F54	4,071,384	117,756,281	141,770	117,898,051
FG8	15,824	259,478	—	259,478
S21	62,948	729,020	—	729,020
F53	433,934	22,214,506	10,598	22,225,104
FJ9	62,003	804,810	—	804,810
T28	675,496	9,976,869	79,662	10,056,531
FJ0	7,012	84,961	—	84,961
G03	184,093	2,813,038	—	2,813,038
H24	—	—	—	—
H32	—	—	—	—
V35	183,601	4,464,762	79,247	4,544,009
V13	982,333	23,295,288	52,754	23,348,042
AB3	121,115	1,352,173	—	1,352,173
V11	4,024,877	90,850,333	241,345	91,091,678
AC1	126,045	2,297,824	6,978	2,304,802
V17	44,675	493,812	—	493,812
V19	4,671	49,444	—	49,444
V20	32,058	355,974	—	355,974
V21	102,864	1,174,022	—	1,174,022
MV1	872,941	9,589,244	—	9,589,244
MV2	32,883	351,540	—	351,540
MV3	102,202	1,105,376	—	1,105,376
MV4	16,574	172,842	—	172,842
J88	3,684,665	41,005,068	—	41,005,068
JF1	23,039	238,263	—	238,263
JF0	40,895	463,590	—	463,590
J94	365,296	15,626,632	—	15,626,632
L11	2,605,638	28,012,669	35,002	28,047,671
L42	16,613	182,299	—	182,299
L16	263,842	2,842,314	—	2,842,314
L18	467,657	21,996,488	34,163	22,030,651
L17	930,958	32,087,431	26,711	32,114,142
L19	51,641	512,766	—	512,766
M07	16,787,920	299,388,317	3,242,260	302,630,577
M35	15,409,374	264,733,811	1,573,717	266,307,528
M31	2,848,419	185,285,553	1,666,025	186,951,578
M80	420,101	25,309,524	105,398	25,414,922
M10	4,596	51,656	—	51,656
MF1	1,207,205	27,048,218	339,381	27,387,599
M41	833,837	31,892,820	164,375	32,057,195

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
M05	2,195,487	$55,821,282	$429,610	$56,250,892
M42	1,481,629	40,391,932	86,648	40,478,580
M89	33,841,637	403,848,880	406,750	404,255,630
M82	3,704,273	116,949,571	103,067	117,052,638
M44	5,904,934	89,154,526	1,303,873	90,458,399
M40	2,943,180	43,255,771	156,094	43,411,865
M83	9,172,645	209,118,537	1,791,297	210,909,834
M08	4,368,929	104,064,678	457,228	104,521,906
MB6	4,871,706	273,382,219	4,026,220	277,408,439
MB7	1,230,815	56,716,713	243,252	56,959,965
MC0	1,634,523	43,182,472	383,205	43,565,677
MA0	5,223,179	108,247,405	117,097	108,364,502
MC2	2,234,340	111,778,067	1,000,363	112,778,430
MC1	1,978,824	57,284,407	208,650	57,493,057
MC3	410,914	13,419,991	99,196	13,519,187
MA1	805,231	14,792,442	—	14,792,442
MC4	419,083	7,712,506	78,447	7,790,953
MC5	53,285	774,351	—	774,351
MC6	771,960	50,478,592	679,566	51,158,158
MC7	326,798	7,095,480	12,027	7,107,507
MC8	1,946,201	86,275,384	1,273,342	87,548,726
MC9	137,169	4,452,918	30,060	4,482,978
MD0	1,019,553	33,692,763	331,629	34,024,392
M92	30,686,068	452,761,869	220,397	452,982,266
M96	3,218,442	64,259,219	831,044	65,090,263
MD2	10,271,732	136,822,392	297,371	137,119,763
MA6	1,368,575	40,158,698	559,259	40,717,957
MA3	1,302,505	30,997,771	226,876	31,224,647
M97	988,295	33,969,171	577,002	34,546,173
MD5	620,289	14,928,009	118,498	15,046,507
M98	710,097	40,464,971	552,419	41,017,390
M93	3,034,082	77,442,505	193,731	77,636,236
MD6	8,513,738	368,830,522	7,545,647	376,376,169
MB3	812,853	38,874,533	146,663	39,021,196
MD8	3,357,118	35,904,236	769,072	36,673,308
MD9	11,382,495	98,335,905	206,239	98,542,144
ME2	752,499	19,922,996	50,581	19,973,577
ME3	1,189,934	36,363,332	50,687	36,414,019
MA5	990,712	22,683,003	378,681	23,061,684
MA7	173,444	3,531,419	27,782	3,559,201
ME4	754,745	21,828,264	230,240	22,058,504
MA2	610,914	11,344,654	—	11,344,654
MF3	1,930,410	52,931,140	198,946	53,130,086
MF5	18,283,238	372,495,977	770,945	373,266,922

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
MF6	38,728	$1,633,235	$1,673	$1,634,908
MF7	1,789,011	49,735,048	119,887	49,854,935
MF9	9,936,732	325,219,948	330,357	325,550,305
MG1	8,152,240	111,632,410	138,117	111,770,527
MF2	16,971,070	176,301,086	551,074	176,852,160
MG2	9,896,928	100,563,221	24,926	100,588,147
MG3	758,430	23,822,299	57,030	23,879,329
MG4	728,565	21,203,999	5,256	21,209,255
MG6	46,425,382	1,250,510,082	1,184,446	1,251,694,528
MG7	359,058	9,817,307	28,346	9,845,653
V46	8,447	84,761	—	84,761
V45	132,080	1,961,048	—	1,961,048
U43	40,230	482,399	—	482,399
U41	78,952	887,878	—	887,878
V44	962,417	27,952,666	—	27,952,666
V43	124,972	7,588,058	8,141	7,596,199
O19	315,397	16,616,891	153,875	16,770,766
O23	1,020,006	13,814,920	—	13,814,920
O20	329,635	14,014,075	5,696	14,019,771
O21	3,132,141	140,679,405	429,129	141,108,534
O04	87,399	5,227,340	19,911	5,247,251
PH2	17,517	367,935	—	367,935
P08	915,599	17,128,845	—	17,128,845
PC0	938,639	14,197,943	—	14,197,943
P70	158,073	1,725,004	—	1,725,004
P10	3,074,661	21,862,970	91,010	21,953,980
PK8	206,159	6,607,389	28,037	6,635,426
P20	10,708	140,557	—	140,557
PM5	37,003	380,471	—	380,471
PD6	21,546,040	371,742,898	474,789	372,217,687
P06	1,646,744	30,288,526	25,393	30,313,919
P07	6,941,460	124,249,544	214,555	124,464,099
P68	480,584	5,368,911	—	5,368,911
PI3	1,232,025	11,591,889	—	11,591,889
P72	615,378	17,298,993	—	17,298,993
P88	305,037	3,712,125	—	3,712,125
P93	59,608	670,641	—	670,641
P89	111,686	1,621,461	—	1,621,461

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
P95	57,894	$624,365	$—	$624,365
P79	256,343	4,132,899	—	4,132,899
P80	19,273	191,531	—	191,531
P81	4,875	53,742	—	53,742
TBD	171,516	1,863,259	—	1,863,259
TBE	85,280	907,528	—	907,528
TBF	85,722	937,239	—	937,239
TP1	71,024	750,691	—	750,691
TP2	3,065	31,580	—	31,580
TP3	18,471	188,757	—	188,757
TP4	1,590	16,703	—	16,703
TP5	32,024	333,188	—	333,188
W41	6,692	244,231	—	244,231
W42	1,213	46,909	—	46,909
W50	111,062	1,247,206	—	1,247,206

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2021

	AL1	AO5	A71
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$95,100	$1,058,417	$131
Expenses:
Mortality and expense risk charges	(460,445)	(829,062)	(684)
Distribution and administration charges	(145,854)	(266,716)	(281)

Net investment income (loss)	(511,199)	(37,361)	(834)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(86,186)	2,333,124	619
Realized gain distributions	826,690	—	—

Net realized gains (losses)	740,504	2,333,124	619

Net change in unrealized appreciation (depreciation)	3,853,779	2,729,538	13,491

Net realized and change in unrealized gains (losses)	4,594,283	5,062,662	14,110

Net increase (decrease) in net assets from operations	$4,083,084	$5,025,301	$13,276

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	AM2	A98	AC4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$433,876	$—
Expenses:
Mortality and expense risk charges	(51,723)	(331,439)	(50,260)
Distribution and administration charges	(17,444)	(109,381)	(20,626)

Net investment income (loss)	(69,167)	(6,944)	(70,886)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	193,961	600,612	126,710
Realized gain distributions	403,083	—	549,582

Net realized gains (losses)	597,044	600,612	676,292

Net change in unrealized appreciation (depreciation)	(262,094)	1,738,458	920,001

Net realized and change in unrealized gains (losses)	334,950	2,339,070	1,596,293

Net increase (decrease) in net assets from operations	$265,783	$2,332,126	$1,525,407

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	A19	A74	AP0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$92,014	$9,057
Expenses:
Mortality and expense risk charges	(1,477)	(180,558)	(139,250)
Distribution and administration charges	(606)	(61,724)	(57,146)

Net investment income (loss)	(2,083)	(150,268)	(187,339)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(7,729)	567,336	421,981
Realized gain distributions	15,316	—	1,974,592

Net realized gains (losses)	7,587	567,336	2,396,573

Net change in unrealized appreciation (depreciation)	(11,217)	3,626,367	666,497

Net realized and change in unrealized gains (losses)	(3,630)	4,193,703	3,063,070

Net increase (decrease) in net assets from operations	$(5,713)	$4,043,435	$2,875,731

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	AQ1	AQ2	AS3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$68,955	$44,700	$333,329
Expenses:
Mortality and expense risk charges	(44,358)	(8,993)	(129,000)
Distribution and administration charges	(18,204)	(3,690)	(52,940)

Net investment income (loss)	6,393	32,017	151,389

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	62,777	3,137	71,268
Realized gain distributions	41,121	—	419,182

Net realized gains (losses)	103,898	3,137	490,450

Net change in unrealized appreciation (depreciation)	760,584	(115,841)	865,835

Net realized and change in unrealized gains (losses)	864,482	(112,704)	1,356,285

Net increase (decrease) in net assets from operations	$870,875	$(80,687)	$1,507,674

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	AS6	AQ3	AX1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,518	$9,337	$16,862
Expenses:
Mortality and expense risk charges	(30,504)	(9,176)	(9,565)
Distribution and administration charges	(12,518)	(3,766)	(3,926)

Net investment income (loss)	(36,504)	(3,605)	3,371

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	27,282	6,365	565
Realized gain distributions	149,641	31,584	127,208

Net realized gains (losses)	176,923	37,949	127,773

Net change in unrealized appreciation (depreciation)	233,340	(42,315)	(32,063)

Net realized and change in unrealized gains (losses)	410,263	(4,366)	95,710

Net increase (decrease) in net assets from operations	$373,759	$(7,971)	$99,081

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	B21	B19	B20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$39,232	$—	$442
Expenses:
Mortality and expense risk charges	(3,492)	(1,521)	(278)
Distribution and administration charges	(1,433)	(624)	(115)

Net investment income (loss)	34,307	(2,145)	49

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	448	(3,859)	(492)
Realized gain distributions	165,850	114,404	13,843

Net realized gains (losses)	166,298	110,545	13,351

Net change in unrealized appreciation (depreciation)	(160,243)	(94,619)	(9,174)

Net realized and change in unrealized gains (losses)	6,055	15,926	4,177

Net increase (decrease) in net assets from operations	$40,362	$13,781	$4,226

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	B18	B22	B23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,244,526	$—	$641
Expenses:
Mortality and expense risk charges	(4,913,126)	(642)	(452)
Distribution and administration charges	(1,573,369)	(263)	(185)

Net investment income (loss)	(3,241,969)	(905)	4

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	7,239,255	(2,962)	(324)
Realized gain distributions	64,642,023	33,084	182

Net realized gains (losses)	71,881,278	30,122	(142)

Net change in unrealized appreciation (depreciation)	(50,049,079)	(24,230)	(295)

Net realized and change in unrealized gains (losses)	21,832,199	5,892	(437)

Net increase (decrease) in net assets from operations	$18,590,230	$4,987	$(433)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	L33	L34	L35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$117	$318	$4,419
Expenses:
Mortality and expense risk charges	(4,788)	(238)	(1,262)
Distribution and administration charges	(1,965)	(97)	(518)

Net investment income (loss)	(6,636)	(17)	2,639

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	12,335	48	205
Realized gain distributions	109,654	2,552	32,636

Net realized gains (losses)	121,989	2,600	32,841

Net change in unrealized appreciation (depreciation)	(7,347)	673	(1,217)

Net realized and change in unrealized gains (losses)	114,642	3,273	31,624

Net increase (decrease) in net assets from operations	$108,006	$3,256	$34,263

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	C71	C59	C60
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$124	$—	$—
Expenses:
Mortality and expense risk charges	(690)	(1,016)	(731,490)
Distribution and administration charges	(196)	(308)	(249,377)

Net investment income (loss)	(762)	(1,324)	(980,867)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	22	5,143	10,053,798
Realized gain distributions	—	—	—

Net realized gains (losses)	22	5,143	10,053,798

Net change in unrealized appreciation (depreciation)	9,453	15,530	4,482,167

Net realized and change in unrealized gains (losses)	9,475	20,673	14,535,965

Net increase (decrease) in net assets from operations	$8,713	$19,349	$13,555,098

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	C89	C90	C58
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$50,839
Expenses:
Mortality and expense risk charges	(766)	(221,589)	(58,414)
Distribution and administration charges	(226)	(77,759)	(19,573)

Net investment income (loss)	(992)	(299,348)	(27,148)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	31,209	1,976,851	116,272
Realized gain distributions	—	—	96,886

Net realized gains (losses)	31,209	1,976,851	213,158

Net change in unrealized appreciation (depreciation)	(19,224)	981,857	166,491

Net realized and change in unrealized gains (losses)	11,985	2,958,708	379,649

Net increase (decrease) in net assets from operations	$10,993	$2,659,360	$352,501

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	C91	C92	FD7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$850,631
Expenses:
Mortality and expense risk charges	(20,578)	(6,245)	(1,433,931)
Distribution and administration charges	(8,445)	(2,563)	(457,145)

Net investment income (loss)	(29,023)	(8,808)	(1,040,445)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	32,859	2,006	7,118,143
Realized gain distributions	—	—	8,764,160

Net realized gains (losses)	32,859	2,006	15,882,303

Net change in unrealized appreciation (depreciation)	232,290	76,587	2,363,116

Net realized and change in unrealized gains (losses)	265,149	78,593	18,245,419

Net increase (decrease) in net assets from operations	$236,126	$69,785	$17,204,974

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	F24	F88	FB9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$41,935	$15,127	$87,059
Expenses:
Mortality and expense risk charges	(1,835,388)	(27,473)	(141,987)
Distribution and administration charges	(599,298)	(10,786)	(48,968)

Net investment income (loss)	(2,392,751)	(23,132)	(103,896)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	16,115,615	141,160	439,186
Realized gain distributions	17,727,939	82,920	481,236

Net realized gains (losses)	33,843,554	224,080	920,422

Net change in unrealized appreciation (depreciation)	1,902,074	(119,902)	(206,763)

Net realized and change in unrealized gains (losses)	35,745,628	104,178	713,659

Net increase (decrease) in net assets from operations	$33,352,877	$81,046	$609,763

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	F15	F41	FE3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$157,152	$262,307	$1,889,504
Expenses:
Mortality and expense risk charges	(244,846)	(950,638)	(2,592,739)
Distribution and administration charges	(80,918)	(322,356)	(833,580)

Net investment income (loss)	(168,612)	(1,010,687)	(1,536,815)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,201,635	5,377,245	(1,789,563)
Realized gain distributions	1,135,112	11,738,846	569,128

Net realized gains (losses)	2,336,747	17,116,091	(1,220,435)

Net change in unrealized appreciation (depreciation)	(718,219)	(9,393)	8,617,938

Net realized and change in unrealized gains (losses)	1,618,528	17,106,698	7,397,503

Net increase (decrease) in net assets from operations	$1,449,916	$16,096,011	$5,860,688

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	F17	F18	F19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,141	$174	$16,452
Expenses:
Mortality and expense risk charges	(1,102)	(87)	(9,675)
Distribution and administration charges	(452)	(35)	(3,971)

Net investment income (loss)	(413)	52	2,806

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	568	(258)	9,433
Realized gain distributions	20,990	11,685	8,957

Net realized gains (losses)	21,558	11,427	18,390

Net change in unrealized appreciation (depreciation)	16,511	(6,906)	71,321

Net realized and change in unrealized gains (losses)	38,069	4,521	89,711

Net increase (decrease) in net assets from operations	$37,656	$4,573	$92,517

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	L36	T21	S23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$30	$168,223	$9
Expenses:
Mortality and expense risk charges	(1)	(247,596)	(308)
Distribution and administration charges	—	(86,631)	(127)

Net investment income (loss)	29	(166,004)	(426)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	1,738,952	(1,830)
Realized gain distributions	27	385,537	24

Net realized gains (losses)	27	2,124,489	(1,806)

Net change in unrealized appreciation (depreciation)	(54)	(3,327,441)	(6,891)

Net realized and change in unrealized gains (losses)	(27)	(1,202,952)	(8,697)

Net increase (decrease) in net assets from operations	$2	$(1,368,956)	$(9,123)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	T20	FE6	S18
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,295,900	$438,683	$19
Expenses:
Mortality and expense risk charges	(903,889)	(314,206)	(468)
Distribution and administration charges	(341,890)	(99,915)	(192)

Net investment income (loss)	50,121	24,562	(641)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(572,473)	(1,021,008)	(211)
Realized gain distributions	—	—	—

Net realized gains (losses)	(572,473)	(1,021,008)	(211)

Net change in unrealized appreciation (depreciation)	2,447,892	3,367,833	2,621

Net realized and change in unrealized gains (losses)	1,875,419	2,346,825	2,410

Net increase (decrease) in net assets from operations	$1,925,540	$2,371,387	$1,769

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	T59	F56	F59
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$152,503	$2,377,302
Expenses:
Mortality and expense risk charges	(45,720)	(173,184)	(632,602)
Distribution and administration charges	(19,371)	(60,660)	(208,930)

Net investment income (loss)	(65,091)	(81,341)	1,535,770

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(213,802)	(378,306)	575,286
Realized gain distributions	—	—	—

Net realized gains (losses)	(213,802)	(378,306)	575,286

Net change in unrealized appreciation (depreciation)	25,891	927,132	4,965,346

Net realized and change in unrealized gains (losses)	(187,911)	548,826	5,540,632

Net increase (decrease) in net assets from operations	$(253,002)	$467,485	$7,076,402

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	FF0	F54	FG8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$65,889	$3,429,404	$5,653
Expenses:
Mortality and expense risk charges	(19,431)	(1,505,088)	(2,435)
Distribution and administration charges	(5,988)	(496,892)	(795)

Net investment income (loss)	40,470	1,427,424	2,423

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	11,923	(1,175,939)	(7,314)
Realized gain distributions	—	—	—

Net realized gains (losses)	11,923	(1,175,939)	(7,314)

Net change in unrealized appreciation (depreciation)	195,197	19,020,733	36,333

Net realized and change in unrealized gains (losses)	207,120	17,844,794	29,019

Net increase (decrease) in net assets from operations	$247,590	$19,272,218	$31,442

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	S21	F53	FJ9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$10	$218,318	$2,386
Expenses:
Mortality and expense risk charges	(906)	(279,203)	(4,090)
Distribution and administration charges	(371)	(97,963)	(1,448)

Net investment income (loss)	(1,267)	(158,848)	(3,152)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	876	239,615	(936)
Realized gain distributions	40	578,085	6,884

Net realized gains (losses)	916	817,700	5,948

Net change in unrealized appreciation (depreciation)	28,750	4,209,498	70,058

Net realized and change in unrealized gains (losses)	29,666	5,027,198	76,006

Net increase (decrease) in net assets from operations	$28,399	$4,868,350	$72,854

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	T28	FJ0	G03
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$363,142	$4,257	$14,708
Expenses:
Mortality and expense risk charges	(131,575)	(1,332)	(13,962)
Distribution and administration charges	(45,821)	(458)	(5,730)

Net investment income (loss)	185,746	2,467	(4,984)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(151,700)	(2,872)	17,314
Realized gain distributions	—	—	608,842

Net realized gains (losses)	(151,700)	(2,872)	626,156

Net change in unrealized appreciation (depreciation)	16,968	1,158	(288,289)

Net realized and change in unrealized gains (losses)	(134,732)	(1,714)	337,867

Net increase (decrease) in net assets from operations	$51,014	$753	$332,883

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	H24	H32	V35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,981	$—	$10,607
Expenses:
Mortality and expense risk charges	(5,085)	(10,075)	(58,281)
Distribution and administration charges	(1,699)	(3,412)	(20,269)

Net investment income (loss)	(2,803)	(13,487)	(67,943)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	28,091	(241,228)	132,067
Realized gain distributions	32,346	271,691	—

Net realized gains (losses)	60,437	30,463	132,067

Net change in unrealized appreciation (depreciation)	33,828	(42,192)	1,012,588

Net realized and change in unrealized gains (losses)	94,265	(11,729)	1,144,655

Net increase (decrease) in net assets from operations	$91,462	$(25,216)	$1,076,712

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	V13	AB3	V11
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$371,608	$17,602	$1,479,020
Expenses:
Mortality and expense risk charges	(298,662)	(7,233)	(1,089,467)
Distribution and administration charges	(105,603)	(2,969)	(350,886)

Net investment income (loss)	(32,657)	7,400	38,667

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	324,010	(613)	3,446,819
Realized gain distributions	—	41,190	882,826

Net realized gains (losses)	324,010	40,577	4,329,645

Net change in unrealized appreciation (depreciation)	6,181,801	(61,029)	9,295,846

Net realized and change in unrealized gains (losses)	6,505,811	(20,452)	13,625,491

Net increase (decrease) in net assets from operations	$6,473,154	$(13,052)	$13,664,158

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	AC1	V17	V19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$24,225	$—	$270
Expenses:
Mortality and expense risk charges	(29,923)	(806)	(54)
Distribution and administration charges	(9,214)	(331)	(22)

Net investment income (loss)	(14,912)	(1,137)	194

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	65,598	(434)	25
Realized gain distributions	156,075	25,370	54

Net realized gains (losses)	221,673	24,936	79

Net change in unrealized appreciation (depreciation)	(118,507)	(23,743)	1,364

Net realized and change in unrealized gains (losses)	103,166	1,193	1,443

Net increase (decrease) in net assets from operations	$88,254	$56	$1,637

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	V20	V21	MV1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,185	$4,474	$20,062
Expenses:
Mortality and expense risk charges	(889)	(1,488)	(14,418)
Distribution and administration charges	(365)	(610)	(5,917)

Net investment income (loss)	931	2,376	(273)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	243	(533)	(487)
Realized gain distributions	—	46,077	—

Net realized gains (losses)	243	45,544	(487)

Net change in unrealized appreciation (depreciation)	19,618	5,477	279,486

Net realized and change in unrealized gains (losses)	19,861	51,021	278,999

Net increase (decrease) in net assets from operations	$20,792	$53,397	$278,726

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MV2	MV3	MV4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$362
Expenses:
Mortality and expense risk charges	(557)	(1,807)	(322)
Distribution and administration charges	(229)	(742)	(132)

Net investment income (loss)	(786)	(2,549)	(92)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	209	312	518
Realized gain distributions	—	—	—

Net realized gains (losses)	209	312	518

Net change in unrealized appreciation (depreciation)	9,661	5,998	7,921

Net realized and change in unrealized gains (losses)	9,870	6,310	8,439

Net increase (decrease) in net assets from operations	$9,084	$3,761	$8,347

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	J88	JF1	JF0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$707,875	$—	$569
Expenses:
Mortality and expense risk charges	(513,958)	(450)	(1,601)
Distribution and administration charges	(163,569)	(185)	(656)

Net investment income (loss)	30,348	(635)	(1,688)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	389,495	67	50
Realized gain distributions	577,387	—	73

Net realized gains (losses)	966,882	67	123

Net change in unrealized appreciation (depreciation)	(2,375,890)	2,574	7,273

Net realized and change in unrealized gains (losses)	(1,409,008)	2,641	7,396

Net increase (decrease) in net assets from operations	$(1,378,660)	$2,006	$5,708

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	J94	L11	L42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$87,872	$522,683	$4,469
Expenses:
Mortality and expense risk charges	(201,795)	(358,323)	(723)
Distribution and administration charges	(64,821)	(120,497)	(297)

Net investment income (loss)	(178,744)	43,863	3,449

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,824,457	1,219,584	97
Realized gain distributions	750,290	—	—

Net realized gains (losses)	2,574,747	1,219,584	97

Net change in unrealized appreciation (depreciation)	1,461,730	(55,742)	3,769

Net realized and change in unrealized gains (losses)	4,036,477	1,163,842	3,866

Net increase (decrease) in net assets from operations	$3,857,733	$1,207,705	$7,315

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	L16	L18	L17
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$82,412	$—	$251,828
Expenses:
Mortality and expense risk charges	(10,010)	(285,280)	(410,209)
Distribution and administration charges	(4,108)	(105,683)	(140,782)

Net investment income (loss)	68,294	(390,963)	(299,163)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,161	1,170,254	508,100
Realized gain distributions	43,600	4,958,295	1,300,883

Net realized gains (losses)	44,761	6,128,549	1,808,983

Net change in unrealized appreciation (depreciation)	(113,810)	(4,577,339)	5,723,250

Net realized and change in unrealized gains (losses)	(69,049)	1,551,210	7,532,233

Net increase (decrease) in net assets from operations	$(755)	$1,160,247	$7,233,070

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	L19	M07	M35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$10,178	$5,489,253	$4,339,518
Expenses:
Mortality and expense risk charges	(922)	(3,743,769)	(3,348,557)
Distribution and administration charges	(378)	(562,116)	(1,115,369)

Net investment income (loss)	8,878	1,183,368	(124,408)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(182)	9,354,109	7,777,722
Realized gain distributions	—	14,620,943	13,162,131

Net realized gains (losses)	(182)	23,975,052	20,939,853

Net change in unrealized appreciation (depreciation)	(10,753)	11,178,422	9,881,156

Net realized and change in unrealized gains (losses)	(10,935)	35,153,474	30,821,009

Net increase (decrease) in net assets from operations	$(2,057)	$36,336,842	$30,696,601

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M31	M80	M10
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$90
Expenses:
Mortality and expense risk charges	(2,200,929)	(299,039)	(88)
Distribution and administration charges	(360,694)	(106,975)	(36)

Net investment income (loss)	(2,561,623)	(406,014)	(34)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	17,212,867	2,901,583	45
Realized gain distributions	24,555,511	3,515,490	690

Net realized gains (losses)	41,768,378	6,417,073	735

Net change in unrealized appreciation (depreciation)	(3,854,403)	(1,112,619)	699

Net realized and change in unrealized gains (losses)	37,913,975	5,304,454	1,434

Net increase (decrease) in net assets from operations	$35,352,352	$4,898,440	$1,400

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MF1	M41	M05
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(325,247)	(369,259)	(755,549)
Distribution and administration charges	(68,855)	(130,929)	(156,005)

Net investment income (loss)	(394,102)	(500,188)	(911,554)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,824,502	1,418,021	4,961,680
Realized gain distributions	5,245,796	6,793,608	9,537,209

Net realized gains (losses)	7,070,298	8,211,629	14,498,889

Net change in unrealized appreciation (depreciation)	(3,490,060)	(4,096,489)	(12,904,528)

Net realized and change in unrealized gains (losses)	3,580,238	4,115,140	1,594,361

Net increase (decrease) in net assets from operations	$3,186,136	$3,614,952	$682,807

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M42	M89	M82
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$10,485,238	$392,222
Expenses:
Mortality and expense risk charges	(486,963)	(5,119,877)	(1,500,129)
Distribution and administration charges	(181,353)	(1,620,079)	(493,029)

Net investment income (loss)	(668,316)	3,745,282	(1,600,936)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,744,802	2,070,619	7,557,119
Realized gain distributions	7,286,371	31,152	6,769,638

Net realized gains (losses)	9,031,173	2,101,771	14,326,757

Net change in unrealized appreciation (depreciation)	(8,271,584)	(16,970,174)	11,370,651

Net realized and change in unrealized gains (losses)	759,589	(14,868,403)	25,697,408

Net increase (decrease) in net assets from operations	$91,273	$(11,123,121)	$24,096,472

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,528,604	$671,811	$2,766,561
Expenses:
Mortality and expense risk charges	(1,076,089)	(541,157)	(2,621,059)
Distribution and administration charges	(188,630)	(189,431)	(768,718)

Net investment income (loss)	263,885	(58,777)	(623,216)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	574,392	2,567,662	8,943,165
Realized gain distributions	2,978,608	1,514,234	4,607,046

Net realized gains (losses)	3,553,000	4,081,896	13,550,211

Net change in unrealized appreciation (depreciation)	6,607,904	940,047	31,371,255

Net realized and change in unrealized gains (losses)	10,160,904	5,021,943	44,921,466

Net increase (decrease) in net assets from operations	$10,424,789	$4,963,166	$44,298,250

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M08	MB6	MB7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,202,721	$2,920,561	$524,661
Expenses:
Mortality and expense risk charges	(1,280,395)	(3,269,371)	(716,313)
Distribution and administration charges	(442,180)	(526,175)	(269,882)

Net investment income (loss)	(519,854)	(874,985)	(461,534)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,424,497	21,071,056	4,620,111
Realized gain distributions	2,364,031	18,093,896	3,993,667

Net realized gains (losses)	6,788,528	39,164,952	8,613,778

Net change in unrealized appreciation (depreciation)	15,122,167	26,458,283	5,703,161

Net realized and change in unrealized gains (losses)	21,910,695	65,623,235	14,316,939

Net increase (decrease) in net assets from operations	$21,390,841	$64,748,250	$13,855,405

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MC0	MA0	MC2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,311,740	$3,025,559	$461,930
Expenses:
Mortality and expense risk charges	(552,121)	(1,415,446)	(1,323,120)
Distribution and administration charges	(103,788)	(449,764)	(242,843)

Net investment income (loss)	655,831	1,160,349	(1,104,033)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	472,874	1,307,018	6,576,772
Realized gain distributions	875,443	2,201,816	7,914,129

Net realized gains (losses)	1,348,317	3,508,834	14,490,901

Net change in unrealized appreciation (depreciation)	(3,396,418)	(8,429,343)	9,323,739

Net realized and change in unrealized gains (losses)	(2,048,101)	(4,920,509)	23,814,640

Net increase (decrease) in net assets from operations	$(1,392,270)	$(3,760,160)	$22,710,607

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MC1	MC3	MA1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$148,598	$73,474	$40,718
Expenses:
Mortality and expense risk charges	(619,218)	(183,846)	(189,823)
Distribution and administration charges	(227,014)	(35,799)	(65,649)

Net investment income (loss)	(697,634)	(146,171)	(214,754)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,129,655	555,207	624,134
Realized gain distributions	4,100,362	1,275	1,308

Net realized gains (losses)	7,230,017	556,482	625,442

Net change in unrealized appreciation (depreciation)	4,243,252	(1,568,750)	(1,686,462)

Net realized and change in unrealized gains (losses)	11,473,269	(1,012,268)	(1,061,020)

Net increase (decrease) in net assets from operations	$10,775,635	$(1,158,439)	$(1,275,774)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MC4	MC5	MC6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$191,568	$16,786	$42,481
Expenses:
Mortality and expense risk charges	(102,692)	(9,654)	(621,530)
Distribution and administration charges	(18,875)	(3,541)	(92,303)

Net investment income (loss)	70,001	3,591	(671,352)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	56,656	5,343	3,741,456
Realized gain distributions	—	—	5,762,801

Net realized gains (losses)	56,656	5,343	9,504,257

Net change in unrealized appreciation (depreciation)	(912,632)	(86,068)	(998,960)

Net realized and change in unrealized gains (losses)	(855,976)	(80,725)	8,505,297

Net increase (decrease) in net assets from operations	$(785,975)	$(77,134)	$7,833,945

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MC7	MC8	MC9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$489,673	$15,732
Expenses:
Mortality and expense risk charges	(54,231)	(1,063,436)	(53,104)
Distribution and administration charges	(22,717)	(155,472)	(16,621)

Net investment income (loss)	(76,948)	(729,235)	(53,993)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	118,901	7,525,170	236,379
Realized gain distributions	734,925	6,237,606	319,286

Net realized gains (losses)	853,826	13,762,776	555,665

Net change in unrealized appreciation (depreciation)	(4,936)	416,738	171,203

Net realized and change in unrealized gains (losses)	848,890	14,179,514	726,868

Net increase (decrease) in net assets from operations	$771,942	$13,450,279	$672,875

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MD0	M92	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$358,040	$3,694,556	$1,480,009
Expenses:
Mortality and expense risk charges	(445,250)	(5,743,500)	(834,915)
Distribution and administration charges	(70,788)	(1,813,269)	(149,245)

Net investment income (loss)	(157,998)	(3,862,213)	495,849

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	479,078	6,053,293	(372,083)
Realized gain distributions	1,568,689	21,456,842	—

Net realized gains (losses)	2,047,767	27,510,135	(372,083)

Net change in unrealized appreciation (depreciation)	(1,374,002)	(18,635,775)	(2,459,212)

Net realized and change in unrealized gains (losses)	673,765	8,874,360	(2,831,295)

Net increase (decrease) in net assets from operations	$515,767	$5,012,147	$(2,335,446)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,787,262	$2,030,963	$1,521,362
Expenses:
Mortality and expense risk charges	(1,737,536)	(513,534)	(400,053)
Distribution and administration charges	(586,298)	(91,175)	(147,223)

Net investment income (loss)	463,428	1,426,254	974,086

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(509,164)	(314,259)	(254,728)
Realized gain distributions	—	—	—

Net realized gains (losses)	(509,164)	(314,259)	(254,728)

Net change in unrealized appreciation (depreciation)	(5,304,534)	(264,299)	(284,809)

Net realized and change in unrealized gains (losses)	(5,813,698)	(578,558)	(539,537)

Net increase (decrease) in net assets from operations	$(5,350,270)	$847,696	$434,549

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M97	MD5	M98
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$175,261	$59,115	$137,048
Expenses:
Mortality and expense risk charges	(428,447)	(191,681)	(497,823)
Distribution and administration charges	(86,579)	(66,199)	(86,718)

Net investment income (loss)	(339,765)	(198,765)	(447,493)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,141,232	559,050	3,305,972
Realized gain distributions	1,429,387	628,713	1,073,881

Net realized gains (losses)	2,570,619	1,187,763	4,379,853

Net change in unrealized appreciation (depreciation)	419,631	111,836	(400,683)

Net realized and change in unrealized gains (losses)	2,990,250	1,299,599	3,979,170

Net increase (decrease) in net assets from operations	$2,650,485	$1,100,834	$3,531,677

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M93	MD6	MB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$108,376	$871,036	$12,080
Expenses:
Mortality and expense risk charges	(994,861)	(4,385,767)	(450,564)
Distribution and administration charges	(345,839)	(702,929)	(177,121)

Net investment income (loss)	(1,232,324)	(4,217,660)	(615,605)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	6,582,153	30,278,221	2,466,183
Realized gain distributions	2,101,459	46,389,018	4,992,473

Net realized gains (losses)	8,683,612	76,667,239	7,458,656

Net change in unrealized appreciation (depreciation)	(882,757)	5,403,634	1,114,098

Net realized and change in unrealized gains (losses)	7,800,855	82,070,873	8,572,754

Net increase (decrease) in net assets from operations	$6,568,531	$77,853,213	$7,957,149

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MD8	MD9	ME2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$168,529
Expenses:
Mortality and expense risk charges	(442,442)	(1,267,734)	(242,563)
Distribution and administration charges	(68,787)	(426,633)	(52,507)

Net investment income (loss)	(511,229)	(1,694,367)	(126,541)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	—	1,157,391
Realized gain distributions	—	—	981,240

Net realized gains (losses)	—	—	2,138,631

Net change in unrealized appreciation (depreciation)	—	—	(60,269)

Net realized and change in unrealized gains (losses)	—	—	2,078,362

Net increase (decrease) in net assets from operations	$(511,229)	$(1,694,367)	$1,951,821

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	ME3	MA5	MA7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$247,102	$749,972	$105,442
Expenses:
Mortality and expense risk charges	(461,855)	(301,343)	(43,163)
Distribution and administration charges	(164,841)	(54,095)	(14,869)

Net investment income (loss)	(379,594)	394,534	47,410

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,379,822	201,604	12,659
Realized gain distributions	1,777,698	973,533	149,350

Net realized gains (losses)	3,157,520	1,175,137	162,009

Net change in unrealized appreciation (depreciation)	550,871	(1,818,468)	(261,360)

Net realized and change in unrealized gains (losses)	3,708,391	(643,331)	(99,351)

Net increase (decrease) in net assets from operations	$3,328,797	$(248,797)	$(51,941)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	ME4	MA2	MF3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$356,879
Expenses:
Mortality and expense risk charges	(275,354)	(71,622)	(662,354)
Distribution and administration charges	(59,971)	(28,503)	(227,636)

Net investment income (loss)	(335,325)	(100,125)	(533,111)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,227,005	249,464	193,455
Realized gain distributions	1,169,790	525,668	—

Net realized gains (losses)	4,396,795	775,132	193,455

Net change in unrealized appreciation (depreciation)	(1,457,389)	96,781	13,190,838

Net realized and change in unrealized gains (losses)	2,939,406	871,913	13,384,293

Net increase (decrease) in net assets from operations	$2,604,081	$771,788	$12,851,182

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MF5	MF6	MF7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$7,711,586	$23,179	$510,782
Expenses:
Mortality and expense risk charges	(4,762,365)	(19,617)	(617,514)
Distribution and administration charges	(1,550,922)	(8,409)	(220,916)

Net investment income (loss)	1,398,299	(4,847)	(327,648)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,613,601	91,188	3,208,427
Realized gain distributions	14,463,487	—	—

Net realized gains (losses)	19,077,088	91,188	3,208,427

Net change in unrealized appreciation (depreciation)	(1,550,825)	315,539	9,258,205

Net realized and change in unrealized gains (losses)	17,526,263	406,727	12,466,632

Net increase (decrease) in net assets from operations	$18,924,562	$401,880	$12,138,984

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MF9	MG1	MF2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,774,203	$938,537	$4,106,743
Expenses:
Mortality and expense risk charges	(4,123,996)	(1,402,464)	(2,298,607)
Distribution and administration charges	(1,335,733)	(455,800)	(821,777)

Net investment income (loss)	(685,526)	(919,727)	986,359

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	7,535,106	2,678,211	181,456
Realized gain distributions	19,301,555	1,940,972	343,958

Net realized gains (losses)	26,836,661	4,619,183	525,414

Net change in unrealized appreciation (depreciation)	16,120,276	(3,891,010)	(4,330,333)

Net realized and change in unrealized gains (losses)	42,956,937	728,173	(3,804,919)

Net increase (decrease) in net assets from operations	$42,271,411	$(191,554)	$(2,818,560)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MG2	MG3	MG4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,086,897	$190,839	$146,711
Expenses:
Mortality and expense risk charges	(1,285,240)	(308,478)	(263,454)
Distribution and administration charges	(416,742)	(117,877)	(83,280)

Net investment income (loss)	384,915	(235,516)	(200,023)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	211,231	1,422,278	1,110,360
Realized gain distributions	196,044	161,671	140,938

Net realized gains (losses)	407,275	1,583,949	1,251,298

Net change in unrealized appreciation (depreciation)	(2,678,331)	4,741,324	4,274,465

Net realized and change in unrealized gains (losses)	(2,271,056)	6,325,273	5,525,763

Net increase (decrease) in net assets from operations	$(1,886,141)	$6,089,757	$5,325,740

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MG6	MG7	V46
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$22,480,694	$59,331	$—
Expenses:
Mortality and expense risk charges	(15,896,020)	(104,894)	(170)
Distribution and administration charges	(5,141,415)	(36,571)	(70)

Net investment income (loss)	1,443,259	(82,134)	(240)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	31,323,954	320,833	(4)
Realized gain distributions	57,280,231	214,649	—

Net realized gains (losses)	88,604,185	535,482	(4)

Net change in unrealized appreciation (depreciation)	26,748,911	1,784,739	(481)

Net realized and change in unrealized gains (losses)	115,353,096	2,320,221	(485)

Net increase (decrease) in net assets from operations	$116,796,355	$2,238,087	$(725)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	V45	U43	U41
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$10,512	$6,505	$6,830
Expenses:
Mortality and expense risk charges	(11,266)	(1,900)	(3,491)
Distribution and administration charges	(4,623)	(780)	(1,433)

Net investment income (loss)	(5,377)	3,825	1,906

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	6,787	(82)	2,584
Realized gain distributions	161,373	10,057	13,105

Net realized gains (losses)	168,160	9,975	15,689

Net change in unrealized appreciation (depreciation)	133,188	285	(5,711)

Net realized and change in unrealized gains (losses)	301,348	10,260	9,978

Net increase (decrease) in net assets from operations	$295,971	$14,085	$11,884

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	V44	V43	O19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(279,429)	(104,484)	(203,461)
Distribution and administration charges	(97,296)	(36,046)	(81,453)

Net investment income (loss)	(376,725)	(140,530)	(284,914)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,100,026	1,181,100	995,465
Realized gain distributions	6,765,054	3,173,124	888,986

Net realized gains (losses)	8,865,080	4,354,224	1,884,451

Net change in unrealized appreciation (depreciation)	(9,156,069)	(5,086,186)	1,454,978

Net realized and change in unrealized gains (losses)	(290,989)	(731,962)	3,339,429

Net increase (decrease) in net assets from operations	$(667,714)	$(872,492)	$3,054,515

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	O23	O20	O21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$165,873	$—	$710,605
Expenses:
Mortality and expense risk charges	(162,081)	(184,092)	(1,868,465)
Distribution and administration charges	(49,839)	(65,424)	(693,355)

Net investment income (loss)	(46,047)	(249,516)	(1,851,215)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	474,251	1,138,048	6,750,204
Realized gain distributions	668,536	714,765	8,078,567

Net realized gains (losses)	1,142,787	1,852,813	14,828,771

Net change in unrealized appreciation (depreciation)	(48,854)	344,891	19,877,255

Net realized and change in unrealized gains (losses)	1,093,933	2,197,704	34,706,026

Net increase (decrease) in net assets from operations	$1,047,886	$1,948,188	$32,854,811

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	O04	PH2	P08
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$9,390	$269	$1,910,305
Expenses:
Mortality and expense risk charges	(64,095)	(5,104)	(215,506)
Distribution and administration charges	(26,664)	(1,369)	(74,917)

Net investment income (loss)	(81,369)	(6,204)	1,619,882

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	178,924	13,697	451,016
Realized gain distributions	328,316	40,112	—

Net realized gains (losses)	507,240	53,809	451,016

Net change in unrealized appreciation (depreciation)	511,247	18,387	235,594

Net realized and change in unrealized gains (losses)	1,018,487	72,196	686,610

Net increase (decrease) in net assets from operations	$937,118	$65,992	$2,306,492

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	PC0	P70	P10
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,549,103	$52,906	$947,542
Expenses:
Mortality and expense risk charges	(169,789)	(9,406)	(282,609)
Distribution and administration charges	(54,642)	(3,745)	(94,545)

Net investment income (loss)	1,324,672	39,755	570,388

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	314,360	6,418	(156,292)
Realized gain distributions	—	—	—

Net realized gains (losses)	314,360	6,418	(156,292)

Net change in unrealized appreciation (depreciation)	229,406	122,651	5,744,342

Net realized and change in unrealized gains (losses)	543,766	129,069	5,588,050

Net increase (decrease) in net assets from operations	$1,868,438	$168,824	$6,158,438

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	PK8	P20	PM5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$310,163	$6,441	$2,819
Expenses:
Mortality and expense risk charges	(85,056)	(1,719)	(1,718)
Distribution and administration charges	(31,311)	(583)	(705)

Net investment income (loss)	193,796	4,139	396

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	419	(266)	(176)
Realized gain distributions	—	—	1,395

Net realized gains (losses)	419	(266)	1,219

Net change in unrealized appreciation (depreciation)	(486,777)	(10,055)	(8,247)

Net realized and change in unrealized gains (losses)	(486,358)	(10,321)	(7,028)

Net increase (decrease) in net assets from operations	$(292,562)	$(6,182)	$(6,632)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	PD6	P06	P07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$9,007,210	$1,523,265	$2,321,623
Expenses:
Mortality and expense risk charges	(4,655,302)	(390,199)	(1,618,647)
Distribution and administration charges	(1,477,571)	(133,503)	(563,953)

Net investment income (loss)	2,874,337	999,563	139,023

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,838,858	394,651	(157,794)
Realized gain distributions	41,434,547	—	5,411,870

Net realized gains (losses)	44,273,405	394,651	5,254,076

Net change in unrealized appreciation (depreciation)	(7,862,604)	(232,087)	(9,124,230)

Net realized and change in unrealized gains (losses)	36,410,801	162,564	(3,870,154)

Net increase (decrease) in net assets from operations	$39,285,138	$1,162,127	$(3,731,131)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	P68	PI3	P72
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$60,039	$—	$185,893
Expenses:
Mortality and expense risk charges	(29,066)	(147,167)	(196,593)
Distribution and administration charges	(11,929)	(47,061)	(64,765)

Net investment income (loss)	19,044	(194,228)	(75,465)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(12,326)	(223,484)	734,038
Realized gain distributions	151,052	—	578,744

Net realized gains (losses)	138,726	(223,484)	1,312,782

Net change in unrealized appreciation (depreciation)	(198,535)	306,851	2,277,616

Net realized and change in unrealized gains (losses)	(59,809)	83,367	3,590,398

Net increase (decrease) in net assets from operations	$(40,765)	$(110,861)	$3,514,933

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	P88	P93	P89
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,877	$293	$3,260
Expenses:
Mortality and expense risk charges	(14,022)	(2,126)	(7,507)
Distribution and administration charges	(5,754)	(872)	(3,082)

Net investment income (loss)	(14,899)	(2,705)	(7,329)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,092	578	6,483
Realized gain distributions	33,469	1,081	23,420

Net realized gains (losses)	37,561	1,659	29,903

Net change in unrealized appreciation (depreciation)	157,069	20,876	145,081

Net realized and change in unrealized gains (losses)	194,630	22,535	174,984

Net increase (decrease) in net assets from operations	$179,731	$19,830	$167,655

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	P95	P79	P80
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$525	$627	$—
Expenses:
Mortality and expense risk charges	(2,020)	(20,769)	(272)
Distribution and administration charges	(829)	(8,524)	(111)

Net investment income (loss)	(2,324)	(28,666)	(383)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(294)	37,656	(764)
Realized gain distributions	1,759	45,027	—

Net realized gains (losses)	1,465	82,683	(764)

Net change in unrealized appreciation (depreciation)	(16,643)	374,311	(9,959)

Net realized and change in unrealized gains (losses)	(15,178)	456,994	(10,723)

Net increase (decrease) in net assets from operations	$(17,502)	$428,328	$(11,106)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	P81	TBD	TBE
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$2,595
Expenses:
Mortality and expense risk charges	(135)	(2,602)	(1,017)
Distribution and administration charges	(56)	(1,068)	(417)

Net investment income (loss)	(191)	(3,670)	1,161

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	117	642	(5,469)
Realized gain distributions	—	170,602	35,373

Net realized gains (losses)	117	171,244	29,904

Net change in unrealized appreciation (depreciation)	2,183	(177,799)	(9,257)

Net realized and change in unrealized gains (losses)	2,300	(6,555)	20,647

Net increase (decrease) in net assets from operations	$2,109	$(10,225)	$21,808

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	TBF	TP1	TP2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$2,533	$104
Expenses:
Mortality and expense risk charges	(1,841)	(1,890)	(49)
Distribution and administration charges	(755)	(775)	(20)

Net investment income (loss)	(2,596)	(132)	35

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	537	353	(80)
Realized gain distributions	55,412	—	—

Net realized gains (losses)	55,949	353	(80)

Net change in unrealized appreciation (depreciation)	(53,415)	24,279	419

Net realized and change in unrealized gains (losses)	2,534	24,632	339

Net increase (decrease) in net assets from operations	$(62)	$24,500	$374

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	TP3	TP4	TP5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$80	$60	$978
Expenses:
Mortality and expense risk charges	(141)	(42)	(550)
Distribution and administration charges	(59)	(17)	(225)

Net investment income (loss)	(120)	1	203

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(157)	(47)	(183)
Realized gain distributions	—	—	—

Net realized gains (losses)	(157)	(47)	(183)

Net change in unrealized appreciation (depreciation)	1,285	372	2,876

Net realized and change in unrealized gains (losses)	1,128	325	2,693

Net increase (decrease) in net assets from operations	$1,008	$326	$2,896

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	W41	W42	W50
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$345	$26,601
Expenses:
Mortality and expense risk charges	(3,214)	(591)	(6,475)
Distribution and administration charges	(979)	(188)	(2,657)

Net investment income (loss)	(4,193)	(434)	17,469

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,349	88	(798)
Realized gain distributions	26,593	1,448	—

Net realized gains (losses)	28,942	1,536	(798)

Net change in unrealized appreciation (depreciation)	(14,392)	1,927	(39,249)

Net realized and change in unrealized gains (losses)	14,550	3,463	(40,047)

Net increase (decrease) in net assets from operations	$10,357	$3,029	$(22,578)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	AL1 Sub-Account		AO5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(511,199)	$177,936	$(37,361)	$(50,057)
Net realized gains (losses)	740,504	(388,791)	2,333,124	926,841
Net change in unrealized appreciation/(depreciation)	3,853,779	2,933,687	2,729,538	1,185,249

Increase (decrease) in net assets from operations	4,083,084	2,722,832	5,025,301	2,062,033

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,054,482	550,123	732,547	287,214
Transfers between Sub-Accounts (including the Fixed Account), net	(966,079)	263,132	(1,048,076)	1,650,702
Withdrawals, surrenders, annuitizations and contract charges	(4,697,226)	(4,210,107)	(8,529,896)	(5,671,230)

Net accumulation activity	(3,608,823)	(3,396,852)	(8,845,425)	(3,733,314)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(3,608,823)	(3,396,852)	(8,845,425)	(3,733,314)

Total increase (decrease) in net assets	474,261	(674,020)	(3,820,124)	(1,671,281)
Net assets at beginning of year	37,181,804	37,855,824	70,406,634	72,077,915

Net assets at end of year	$37,656,065	$37,181,804	$66,586,510	$70,406,634

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A71 Sub-Account		AM2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(834)	$—	$(69,167)	$(22,505)
Net realized gains (losses)	619	—	597,044	661,009
Net change in unrealized appreciation/(depreciation)	13,491	—	(262,094)	399,712

Increase (decrease) in net assets from operations	13,276	—	265,783	1,038,216

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	339,221	—	22,932	52,898
Transfers between Sub-Accounts (including the Fixed Account), net	17,024	—	195,311	(617,416)
Withdrawals, surrenders, annuitizations and contract charges	(1,532)	—	(430,954)	(639,540)

Net accumulation activity	354,713	—	(212,711)	(1,204,058)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	354,713	—	(212,711)	(1,204,058)

Total increase (decrease) in net assets	367,989	—	53,072	(165,842)
Net assets at beginning of year	—	—	4,166,019	4,331,861

Net assets at end of year	$367,989	$—	$4,219,091	$4,166,019

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A98 Sub-Account		AC4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(6,944)	$(25,569)	$(70,886)	$(3,266)
Net realized gains (losses)	600,612	(608,068)	676,292	25,858
Net change in unrealized appreciation/(depreciation)	1,738,458	1,021,636	920,001	72,527

Increase (decrease) in net assets from operations	2,332,126	387,999	1,525,407	95,119

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	327,627	167,226	7,138,989	818,851
Transfers between Sub-Accounts (including the Fixed Account), net	838,106	1,486,669	(211,122)	91,960
Withdrawals, surrenders, annuitizations and contract charges	(3,470,623)	(3,045,464)	(191,760)	(4,234)

Net accumulation activity	(2,304,890)	(1,391,569)	6,736,107	906,577

Annuitization Activity:
Annuitizations	9,032	—	—	—
Annuity payments and contract charges	(15,331)	(9,521)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(363)	852	—	—

Net annuitization activity	(6,662)	(8,669)	—	—

Net increase (decrease) from contract owner transactions	(2,311,552)	(1,400,238)	6,736,107	906,577

Total increase (decrease) in net assets	20,574	(1,012,239)	8,261,514	1,001,696
Net assets at beginning of year	26,366,188	27,378,427	1,092,017	90,321

Net assets at end of year	$26,386,762	$26,366,188	$9,353,531	$1,092,017

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A19 Sub-Account		A74 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(2,083)	$—	$(150,268)	$(103,422)
Net realized gains (losses)	7,587	—	567,336	(1,184,874)
Net change in unrealized appreciation/(depreciation)	(11,217)	—	3,626,367	2,895,494

Increase (decrease) in net assets from operations	(5,713)	—	4,043,435	1,607,198

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	748,225	—	3,749,009	123,953
Transfers between Sub-Accounts (including the Fixed Account), net	25,397	—	(1,648,041)	(751,887)
Withdrawals, surrenders, annuitizations and contract charges	(2,524)	—	(1,638,664)	(1,170,091)

Net accumulation activity	771,098	—	462,304	(1,798,025)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,072)	(1,397)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	609	153

Net annuitization activity	—	—	(1,463)	(1,244)

Net increase (decrease) from contract owner transactions	771,098	—	460,841	(1,799,269)

Total increase (decrease) in net assets	765,385	—	4,504,276	(192,071)
Net assets at beginning of year	—	—	12,306,296	12,498,367

Net assets at end of year	$765,385	$—	$16,810,572	$12,306,296

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	AP0 Sub-Account		AQ1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(187,339)	$(9,730)	$6,393	$1,467
Net realized gains (losses)	2,396,573	49,732	103,898	5,652
Net change in unrealized appreciation/(depreciation)	666,497	523,505	760,584	62,677

Increase (decrease) in net assets from operations	2,875,731	563,507	870,875	69,796

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	17,474,841	3,829,465	6,708,521	440,171
Transfers between Sub-Accounts (including the Fixed Account), net	1,903,031	(32,585)	1,853,842	(27,959)
Withdrawals, surrenders, annuitizations and contract charges	(619,371)	(8,139)	(89,150)	(2,005)

Net accumulation activity	18,758,501	3,788,741	8,473,213	410,207

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	18,758,501	3,788,741	8,473,213	410,207

Total increase (decrease) in net assets	21,634,232	4,352,248	9,344,088	480,003
Net assets at beginning of year	4,472,124	119,876	487,112	7,109

Net assets at end of year	$26,106,356	$4,472,124	$9,831,200	$487,112

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	AQ2 Sub-Account		AS3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$32,017	$8	$151,389	$8,484
Net realized gains (losses)	3,137	191	490,450	18,072
Net change in unrealized appreciation/(depreciation)	(115,841)	11,528	865,835	97,323

Increase (decrease) in net assets from operations	(80,687)	11,727	1,507,674	123,879

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,736,377	71,662	25,857,852	1,455,533
Transfers between Sub-Accounts (including the Fixed Account), net	271,522	19,099	2,782,989	278,044
Withdrawals, surrenders, annuitizations and contract charges	(18,589)	(609)	(416,041)	(6,156)

Net accumulation activity	1,989,310	90,152	28,224,800	1,727,421

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,989,310	90,152	28,224,800	1,727,421

Total increase (decrease) in net assets	1,908,623	101,879	29,732,474	1,851,300
Net assets at beginning of year	101,879	—	1,965,479	114,179

Net assets at end of year	$2,010,502	$101,879	$31,697,953	$1,965,479

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	AS6 Sub-Account		AQ3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(36,504)	$(2,692)	$(3,605)	$(727)
Net realized gains (losses)	176,923	14,884	37,949	1,428
Net change in unrealized appreciation/(depreciation)	233,340	97,760	(42,315)	35,988

Increase (decrease) in net assets from operations	373,759	109,952	(7,971)	36,689

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,762,338	501,763	1,198,011	343,075
Transfers between Sub-Accounts (including the Fixed Account), net	1,573,066	290,319	237,558	(1,930)
Withdrawals, surrenders, annuitizations and contract charges	(124,246)	(3,268)	(25,676)	(489)

Net accumulation activity	5,211,158	788,814	1,409,893	340,656

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	5,211,158	788,814	1,409,893	340,656

Total increase (decrease) in net assets	5,584,917	898,766	1,401,922	377,345
Net assets at beginning of year	898,766	—	381,060	3,715

Net assets at end of year	$6,483,683	$898,766	$1,782,982	$381,060

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	AX1 Sub-Account		B21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$3,371	$513	$34,307	$—
Net realized gains (losses)	127,773	3,770	166,298	—
Net change in unrealized appreciation/(depreciation)	(32,063)	3,137	(160,243)	—

Increase (decrease) in net assets from operations	99,081	7,420	40,362	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,897,964	152,583	2,197,824	—
Transfers between Sub-Accounts (including the Fixed Account), net	553,567	6,320	193,822	—
Withdrawals, surrenders, annuitizations and contract charges	(16,071)	(299)	(3,504)	—

Net accumulation activity	2,435,460	158,604	2,388,142	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,435,460	158,604	2,388,142	—

Total increase (decrease) in net assets	2,534,541	166,024	2,428,504	—
Net assets at beginning of year	166,024	—	—	—

Net assets at end of year	$2,700,565	$166,024	$2,428,504	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	B19 Sub-Account		B20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(2,145)	$—	$49	$—
Net realized gains (losses)	110,545	—	13,351	—
Net change in unrealized appreciation/(depreciation)	(94,619)	—	(9,174)	—

Increase (decrease) in net assets from operations	13,781	—	4,226	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	661,462	—	154,132	—
Transfers between Sub-Accounts (including the Fixed Account), net	45,848	—	24,539	—
Withdrawals, surrenders, annuitizations and contract charges	(2,835)	—	(1,741)	—

Net accumulation activity	704,475	—	176,930	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	704,475	—	176,930	—

Total increase (decrease) in net assets	718,256	—	181,156	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$718,256	$—	$181,156	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	B18 Sub-Account		B22 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(3,241,969)	$(1,587,213)	$(905)	$—
Net realized gains (losses)	71,881,278	26,637,789	30,122	—
Net change in unrealized appreciation/(depreciation)	(50,049,079)	42,049,381	(24,230)	—

Increase (decrease) in net assets from operations	18,590,230	67,099,957	4,987	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	14,681,873	3,428,364	278,971	—
Transfers between Sub-Accounts (including the Fixed Account), net	4,334,834	(17,717,489)	(1,004)	—
Withdrawals, surrenders, annuitizations and contract charges	(50,856,751)	(42,903,784)	(1,770)	—

Net accumulation activity	(31,840,044)	(57,192,909)	276,197	—

Annuitization Activity:
Annuitizations	94,409	74,827	—	—
Annuity payments and contract charges	(44,368)	(28,750)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,894	11,151	—	—

Net annuitization activity	51,935	57,228	—	—

Net increase (decrease) from contract owner transactions	(31,788,109)	(57,135,681)	276,197	—

Total increase (decrease) in net assets	(13,197,879)	9,964,276	281,184	—
Net assets at beginning of year	400,737,513	390,773,237	—	—

Net assets at end of year	$387,539,634	$400,737,513	$281,184	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	B23 Sub-Account		L33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$4	$—	$(6,636)	$(423)
Net realized gains (losses)	(142)	—	121,989	779
Net change in unrealized appreciation/(depreciation)	(295)	—	(7,347)	9,375

Increase (decrease) in net assets from operations	(433)	—	108,006	9,731

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	197,223	—	909,371	4,064
Transfers between Sub-Accounts (including the Fixed Account), net	30,807	—	152,935	15,319
Withdrawals, surrenders, annuitizations and contract charges	(294)	—	(9,765)	(816)

Net accumulation activity	227,736	—	1,052,541	18,567

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	227,736	—	1,052,541	18,567

Total increase (decrease) in net assets	227,303	—	1,160,547	28,298
Net assets at beginning of year	—	—	55,923	27,625

Net assets at end of year	$227,303	$—	$1,216,470	$55,923

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	L34 Sub-Account		L35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(17)	$—	$2,639	$—
Net realized gains (losses)	2,600	—	32,841	—
Net change in unrealized appreciation/(depreciation)	673	—	(1,217)	—

Increase (decrease) in net assets from operations	3,256	—	34,263	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	131,136	—	629,996	—
Transfers between Sub-Accounts (including the Fixed Account), net	6,246	—	73,504	—
Withdrawals, surrenders, annuitizations and contract charges	(2,140)	—	(3,707)	—

Net accumulation activity	135,242	—	699,793	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	135,242	—	699,793	—

Total increase (decrease) in net assets	138,498	—	734,056	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$138,498	$—	$734,056	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C71 Sub-Account		C59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(762)	$(255)	$(1,324)	$(1,108)
Net realized gains (losses)	22	(232)	5,143	11,849
Net change in unrealized appreciation/(depreciation)	9,453	3,219	15,530	8,809

Increase (decrease) in net assets from operations	8,713	2,732	19,349	19,550

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	12,338
Transfers between Sub-Accounts (including the Fixed Account), net	77,711	(1,109)	(5,850)	(10,212)
Withdrawals, surrenders, annuitizations and contract charges	(1,056)	(898)	(1,022)	(13,769)

Net accumulation activity	76,655	(2,007)	(6,872)	(11,643)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	76,655	(2,007)	(6,872)	(11,643)

Total increase (decrease) in net assets	85,368	725	12,477	7,907
Net assets at beginning of year	21,954	21,229	73,499	65,592

Net assets at end of year	$107,322	$21,954	$85,976	$73,499

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C60 Sub-Account		C89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(980,867)	$(897,362)	$(992)	$(2,359)
Net realized gains (losses)	10,053,798	8,154,519	31,209	16,772
Net change in unrealized appreciation/(depreciation)	4,482,167	7,161,555	(19,224)	14,822

Increase (decrease) in net assets from operations	13,555,098	14,418,712	10,993	29,235

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	992,208	415,065	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(5,832,731)	(7,890,845)	(78,672)	(59,236)
Withdrawals, surrenders, annuitizations and contract charges	(7,534,716)	(6,634,517)	—	(1,742)

Net accumulation activity	(12,375,239)	(14,110,297)	(78,672)	(60,978)

Annuitization Activity:
Annuitizations	15,965	8,346	—	—
Annuity payments and contract charges	(49,019)	(30,868)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(612)	60	—	—

Net annuitization activity	(33,666)	(22,462)	—	—

Net increase (decrease) from contract owner transactions	(12,408,905)	(14,132,759)	(78,672)	(60,978)

Total increase (decrease) in net assets	1,146,193	285,953	(67,679)	(31,743)
Net assets at beginning of year	55,532,553	55,246,600	122,603	154,346

Net assets at end of year	$56,678,746	$55,532,553	$54,924	$122,603

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C90 Sub-Account		C58 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(299,348)	$(276,568)	$(27,148)	$(8,298)
Net realized gains (losses)	1,976,851	2,434,027	213,158	(42,833)
Net change in unrealized appreciation/(depreciation)	981,857	2,039,289	166,491	540,435

Increase (decrease) in net assets from operations	2,659,360	4,196,748	352,501	489,304

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	124,574	141,696	35,138	29,133
Transfers between Sub-Accounts (including the Fixed Account), net	(565,161)	(1,666,054)	386,162	(151,455)
Withdrawals, surrenders, annuitizations and contract charges	(1,988,826)	(2,153,525)	(568,441)	(591,744)

Net accumulation activity	(2,429,413)	(3,677,883)	(147,141)	(714,066)

Annuitization Activity:
Annuitizations	—	25,082	—	—
Annuity payments and contract charges	(9,553)	(7,546)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,387	1,245	—	—

Net annuitization activity	(8,166)	18,781	—	—

Net increase (decrease) from contract owner transactions	(2,437,579)	(3,659,102)	(147,141)	(714,066)

Total increase (decrease) in net assets	221,781	537,646	205,360	(224,762)
Net assets at beginning of year	17,135,069	16,597,423	4,416,458	4,641,220

Net assets at end of year	$17,356,850	$17,135,069	$4,621,818	$4,416,458

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C91 Sub-Account		C92 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(29,023)	$(718)	$(8,808)	$—
Net realized gains (losses)	32,859	106	2,006	—
Net change in unrealized appreciation/(depreciation)	232,290	14,925	76,587	—

Increase (decrease) in net assets from operations	236,126	14,313	69,785	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,888,203	77,378	2,810,112	—
Transfers between Sub-Accounts (including the Fixed Account), net	528,390	13,585	159,004	—
Withdrawals, surrenders, annuitizations and contract charges	(43,292)	(1,272)	(12,629)	—

Net accumulation activity	4,373,301	89,691	2,956,487	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	4,373,301	89,691	2,956,487	—

Total increase (decrease) in net assets	4,609,427	104,004	3,026,272	—
Net assets at beginning of year	140,220	36,216	—	—

Net assets at end of year	$4,749,647	$140,220	$3,026,272	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	FD7 Sub-Account		F24 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(1,040,445)	$(395,626)	$(2,392,751)	$(2,171,482)
Net realized gains (losses)	15,882,303	5,235,387	33,843,554	7,886,593
Net change in unrealized appreciation/(depreciation)	2,363,116	15,374,520	1,902,074	28,188,602

Increase (decrease) in net assets from operations	17,204,974	20,214,281	33,352,877	33,903,713

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,655,927	1,292,147	1,945,365	1,537,582
Transfers between Sub-Accounts (including the Fixed Account), net	1,345,552	(1,879,053)	(15,111,581)	(20,674,247)
Withdrawals, surrenders, annuitizations and contract charges	(14,572,755)	(10,465,895)	(18,783,816)	(14,882,297)

Net accumulation activity	(11,571,276)	(11,052,801)	(31,950,032)	(34,018,962)

Annuitization Activity:
Annuitizations	227,202	—	57,764	50,700
Annuity payments and contract charges	(25,807)	(103)	(47,604)	(98,408)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(2,484)	42	13,346	11,847

Net annuitization activity	198,911	(61)	23,506	(35,861)

Net increase (decrease) from contract owner transactions	(11,372,365)	(11,052,862)	(31,926,526)	(34,054,823)

Total increase (decrease) in net assets	5,832,609	9,161,419	1,426,351	(151,110)
Net assets at beginning of year	111,958,956	102,797,537	142,207,353	142,358,463

Net assets at end of year	$117,791,565	$111,958,956	$143,633,704	$142,207,353

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F88 Sub-Account		FB9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(23,132)	$(20,702)	$(103,896)	$(78,779)
Net realized gains (losses)	224,080	177,705	920,422	707,221
Net change in unrealized appreciation/(depreciation)	(119,902)	193,314	(206,763)	638,678

Increase (decrease) in net assets from operations	81,046	350,317	609,763	1,267,120

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	71,873	9,372	101,642	50,237
Transfers between Sub-Accounts (including the Fixed Account), net	(356,884)	274,592	(31,160)	81,570
Withdrawals, surrenders, annuitizations and contract charges	(486,394)	(306,124)	(2,723,364)	(956,299)

Net accumulation activity	(771,405)	(22,160)	(2,652,882)	(824,492)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(771,405)	(22,160)	(2,652,882)	(824,492)

Total increase (decrease) in net assets	(690,359)	328,157	(2,043,119)	442,628
Net assets at beginning of year	2,561,365	2,233,208	12,343,763	11,901,135

Net assets at end of year	$1,871,006	$2,561,365	$10,300,644	$12,343,763

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F15 Sub-Account		F41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(168,612)	$(121,314)	$(1,010,687)	$(924,142)
Net realized gains (losses)	2,336,747	1,412,102	17,116,091	(1,166,494)
Net change in unrealized appreciation/(depreciation)	(718,219)	1,199,575	(9,393)	16,301,457

Increase (decrease) in net assets from operations	1,449,916	2,490,363	16,096,011	14,210,821

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	180,255	71,199	1,159,808	824,433
Transfers between Sub-Accounts (including the Fixed Account), net	(636,704)	947,943	(7,628,144)	(8,568,875)
Withdrawals, surrenders, annuitizations and contract charges	(3,749,549)	(1,431,763)	(10,136,675)	(8,593,869)

Net accumulation activity	(4,205,998)	(412,621)	(16,605,011)	(16,338,311)

Annuitization Activity:
Annuitizations	—	—	76,760	38,510
Annuity payments and contract charges	—	—	(34,677)	(21,060)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(2,869)	(583)

Net annuitization activity	—	—	39,214	16,867

Net increase (decrease) from contract owner transactions	(4,205,998)	(412,621)	(16,565,797)	(16,321,444)

Total increase (decrease) in net assets	(2,756,082)	2,077,742	(469,786)	(2,110,623)
Net assets at beginning of year	21,232,682	19,154,940	75,212,506	77,323,129

Net assets at end of year	$18,476,600	$21,232,682	$74,742,720	$75,212,506

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	FE3 Sub-Account		F17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(1,536,815)	$2,039,978	$(413)	$—
Net realized gains (losses)	(1,220,435)	2,985,128	21,558	—
Net change in unrealized appreciation/(depreciation)	8,617,938	6,217,561	16,511	—

Increase (decrease) in net assets from operations	5,860,688	11,242,667	37,656	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,319,161	1,909,259	534,480	—
Transfers between Sub-Accounts (including the Fixed Account), net	9,751,655	1,488,619	(2,350)	—
Withdrawals, surrenders, annuitizations and contract charges	(25,892,000)	(22,676,218)	(3,272)	—

Net accumulation activity	(13,821,184)	(19,278,340)	528,858	—

Annuitization Activity:
Annuitizations	75,349	89,906	—	—
Annuity payments and contract charges	(25,231)	(69,551)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(14)	(835)	—	—

Net annuitization activity	50,104	19,520	—	—

Net increase (decrease) from contract owner transactions	(13,771,080)	(19,258,820)	528,858	—

Total increase (decrease) in net assets	(7,910,392)	(8,016,153)	566,514	—
Net assets at beginning of year	212,174,612	220,190,765	—	—

Net assets at end of year	$204,264,220	$212,174,612	$566,514	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F18 Sub-Account		F19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$52	$—	$2,806	$403
Net realized gains (losses)	11,427	—	18,390	811
Net change in unrealized appreciation/(depreciation)	(6,906)	—	71,321	8,595

Increase (decrease) in net assets from operations	4,573	—	92,517	9,809

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	121,291	—	1,957,325	91,438
Transfers between Sub-Accounts (including the Fixed Account), net	9,318	—	217,979	850
Withdrawals, surrenders, annuitizations and contract charges	(85)	—	(17,446)	(363)

Net accumulation activity	130,524	—	2,157,858	91,925

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	130,524	—	2,157,858	91,925

Total increase (decrease) in net assets	135,097	—	2,250,375	101,734
Net assets at beginning of year	—	—	101,734	—

Net assets at end of year	$135,097	$—	$2,352,109	$101,734

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	T21 Sub-Account		S23 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(166,004)	$476,820	$(426)	$—
Net realized gains (losses)	2,124,489	2,103,915	(1,806)	—
Net change in unrealized appreciation/(depreciation)	(3,327,441)	231,098	(6,891)	—

Increase (decrease) in net assets from operations	(1,368,956)	2,811,833	(9,123)	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	448,306	223,803	158,160	—
Transfers between Sub-Accounts (including the Fixed Account), net	3,023,741	(1,851,968)	46,002	—
Withdrawals, surrenders, annuitizations and contract charges	(2,620,705)	(2,302,379)	(408)	—

Net accumulation activity	851,342	(3,930,544)	203,754	—

Annuitization Activity:
Annuitizations	554	—	—	—
Annuity payments and contract charges	(5,674)	(5,211)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(1,007)	(197)	—	—

Net annuitization activity	(6,127)	(5,408)	—	—

Net increase (decrease) from contract owner transactions	845,215	(3,935,952)	203,754	—

Total increase (decrease) in net assets	(523,741)	(1,124,119)	194,631	—
Net assets at beginning of year	19,540,379	20,664,498	—	—

Net assets at end of year	$19,016,638	$19,540,379	$194,631	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	T20 Sub-Account		FE6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$50,121	$1,180,237	$24,562	$(39,181)
Net realized gains (losses)	(572,473)	(4,417,209)	(1,021,008)	5,681,543
Net change in unrealized appreciation/(depreciation)	2,447,892	1,492,045	3,367,833	(3,364,845)

Increase (decrease) in net assets from operations	1,925,540	(1,744,927)	2,371,387	2,277,517

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,292,232	961,062	246,035	274,985
Transfers between Sub-Accounts (including the Fixed Account), net	4,731,433	2,992,494	(99,310)	(77,570)
Withdrawals, surrenders, annuitizations and contract charges	(10,060,345)	(8,570,320)	(3,723,287)	(3,064,294)

Net accumulation activity	(4,036,680)	(4,616,764)	(3,576,562)	(2,866,879)

Annuitization Activity:
Annuitizations	70,856	42,942	—	—
Annuity payments and contract charges	(41,162)	(59,099)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(1,072)	(301)	—	—

Net annuitization activity	28,622	(16,458)	—	—

Net increase (decrease) from contract owner transactions	(4,008,058)	(4,633,222)	(3,576,562)	(2,866,879)

Total increase (decrease) in net assets	(2,082,518)	(6,378,149)	(1,205,175)	(589,362)
Net assets at beginning of year	71,582,091	77,960,240	25,608,396	26,197,758

Net assets at end of year	$69,499,573	$71,582,091	$24,403,221	$25,608,396

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	S18 Sub-Account		T59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(641)	$—	$(65,091)	$238,704
Net realized gains (losses)	(211)	—	(213,802)	(157,882)
Net change in unrealized appreciation/(depreciation)	2,621	—	25,891	(381,491)

Increase (decrease) in net assets from operations	1,769	—	(253,002)	(300,669)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	171,397	—	76,917	119,301
Transfers between Sub-Accounts (including the Fixed Account), net	121,837	—	364,020	438,912
Withdrawals, surrenders, annuitizations and contract charges	(1,945)	—	(726,145)	(861,394)

Net accumulation activity	291,289	—	(285,208)	(303,181)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(301)	(328)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(17)	(21)

Net annuitization activity	—	—	(318)	(349)

Net increase (decrease) from contract owner transactions	291,289	—	(285,526)	(303,530)

Total increase (decrease) in net assets	293,058	—	(538,528)	(604,199)
Net assets at beginning of year	—	—	3,863,954	4,468,153

Net assets at end of year	$293,058	$—	$3,325,426	$3,863,954

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F56 Sub-Account		F59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(81,341)	$180,965	$1,535,770	$2,061,365
Net realized gains (losses)	(378,306)	(1,133,583)	575,286	(1,213,772)
Net change in unrealized appreciation/(depreciation)	927,132	1,650,738	4,965,346	(1,454,794)

Increase (decrease) in net assets from operations	467,485	698,120	7,076,402	(607,201)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	264,695	203,806	1,242,260	930,823
Transfers between Sub-Accounts (including the Fixed Account), net	764,439	82,776	(2,785,961)	2,059,042
Withdrawals, surrenders, annuitizations and contract charges	(2,253,347)	(1,432,080)	(8,227,721)	(6,704,965)

Net accumulation activity	(1,224,213)	(1,145,498)	(9,771,422)	(3,715,100)

Annuitization Activity:
Annuitizations	46,236	—	16,851	61,935
Annuity payments and contract charges	(8,537)	(3,212)	(9,989)	(8,402)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(255)	97	117	(541)

Net annuitization activity	37,444	(3,115)	6,979	52,992

Net increase (decrease) from contract owner transactions	(1,186,769)	(1,148,613)	(9,764,443)	(3,662,108)

Total increase (decrease) in net assets	(719,284)	(450,493)	(2,688,041)	(4,269,309)
Net assets at beginning of year	14,040,606	14,491,099	51,437,879	55,707,188

Net assets at end of year	$13,321,322	$14,040,606	$48,749,838	$51,437,879

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	FF0 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$40,470	$58,328	$1,427,424	$1,384,554
Net realized gains (losses)	11,923	(10,858)	(1,175,939)	1,021,755
Net change in unrealized appreciation/(depreciation)	195,197	(53,327)	19,020,733	(7,198,773)

Increase (decrease) in net assets from operations	247,590	(5,857)	19,272,218	(4,792,464)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,676,985	9,370	1,545,656	1,039,908
Transfers between Sub-Accounts (including the Fixed Account), net	158,456	60,216	(5,249,233)	10,144,234
Withdrawals, surrenders, annuitizations and contract charges	(154,572)	(83,039)	(14,481,767)	(11,487,226)

Net accumulation activity	1,680,869	(13,453)	(18,185,344)	(303,084)

Annuitization Activity:
Annuitizations	—	—	10,341	79,472
Annuity payments and contract charges	—	—	(18,854)	(61,252)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	670	(431)

Net annuitization activity	—	—	(7,843)	17,789

Net increase (decrease) from contract owner transactions	1,680,869	(13,453)	(18,193,187)	(285,295)

Total increase (decrease) in net assets	1,928,459	(19,310)	1,079,031	(5,077,759)
Net assets at beginning of year	1,519,999	1,539,309	116,819,020	121,896,779

Net assets at end of year	$3,448,458	$1,519,999	$117,898,051	$116,819,020

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	FG8 Sub-Account		S21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$2,423	$2,561	$(1,267)	$—
Net realized gains (losses)	(7,314)	(5,524)	916	—
Net change in unrealized appreciation/(depreciation)	36,333	(837)	28,750	—

Increase (decrease) in net assets from operations	31,442	(3,800)	28,399	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	58,293	—	483,674	—
Transfers between Sub-Accounts (including the Fixed Account), net	(3,571)	11,283	219,276	—
Withdrawals, surrenders, annuitizations and contract charges	(50,011)	(8,487)	(2,329)	—

Net accumulation activity	4,711	2,796	700,621	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	4,711	2,796	700,621	—

Total increase (decrease) in net assets	36,153	(1,004)	729,020	—
Net assets at beginning of year	223,325	224,329	—	—

Net assets at end of year	$259,478	$223,325	$729,020	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F53 Sub-Account		FJ9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(158,848)	$(282)	$(3,152)	$(100)
Net realized gains (losses)	817,700	(2,139,353)	5,948	(23,834)
Net change in unrealized appreciation/(depreciation)	4,209,498	4,224,263	70,058	57,371

Increase (decrease) in net assets from operations	4,868,350	2,084,628	72,854	33,437

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	195,718	423,567	484,012	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,099,558)	(1,524,111)	28,838	(15,489)
Withdrawals, surrenders, annuitizations and contract charges	(2,872,702)	(2,538,090)	(41,388)	(19,064)

Net accumulation activity	(3,776,542)	(3,638,634)	471,462	(34,553)

Annuitization Activity:
Annuitizations	5,477	—	—	—
Annuity payments and contract charges	(1,733)	(937)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	69	18	—	—

Net annuitization activity	3,813	(919)	—	—

Net increase (decrease) from contract owner transactions	(3,772,729)	(3,639,553)	471,462	(34,553)

Total increase (decrease) in net assets	1,095,621	(1,554,925)	544,316	(1,116)
Net assets at beginning of year	21,129,483	22,684,408	260,494	261,610

Net assets at end of year	$22,225,104	$21,129,483	$804,810	$260,494

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	T28 Sub-Account		FJ0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$185,746	$350,784	$2,467	$4,397
Net realized gains (losses)	(151,700)	(466,053)	(2,872)	(2,267)
Net change in unrealized appreciation/(depreciation)	16,968	211,246	1,158	(917)

Increase (decrease) in net assets from operations	51,014	95,977	753	1,213

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	168,180	272,868	92	—
Transfers between Sub-Accounts (including the Fixed Account), net	435,307	263,565	(25,964)	5,853
Withdrawals, surrenders, annuitizations and contract charges	(1,841,671)	(1,787,049)	(32,694)	(20,147)

Net accumulation activity	(1,238,184)	(1,250,616)	(58,566)	(14,294)

Annuitization Activity:
Annuitizations	62,838	23,303	—	—
Annuity payments and contract charges	(9,909)	(2,967)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(520)	(44)	—	—

Net annuitization activity	52,409	20,292	—	—

Net increase (decrease) from contract owner transactions	(1,185,775)	(1,230,324)	(58,566)	(14,294)

Total increase (decrease) in net assets	(1,134,761)	(1,134,347)	(57,813)	(13,081)
Net assets at beginning of year	11,191,292	12,325,639	142,774	155,855

Net assets at end of year	$10,056,531	$11,191,292	$84,961	$142,774

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	G03 Sub-Account		H24 Sub-Account[3]
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(4,984)	$47	$(2,803)	$(6,481)
Net realized gains (losses)	626,156	4,329	60,437	(16,851)
Net change in unrealized appreciation/(depreciation)	(288,289)	5,873	33,828	23,933

Increase (decrease) in net assets from operations	332,883	10,249	91,462	601

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,839,741	92,159	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	523,990	2,869	(787,689)	64,064
Withdrawals, surrenders, annuitizations and contract charges	(24,942)	(449)	(90,343)	(61,182)

Net accumulation activity	2,338,789	94,579	(878,032)	2,882

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,338,789	94,579	(878,032)	2,882

Total increase (decrease) in net assets	2,671,672	104,828	(786,570)	3,483
Net assets at beginning of year	141,366	36,538	786,570	783,087

Net assets at end of year	$2,813,038	$141,366	$—	$786,570

[3]	The activities for this Sub-Account are for the period from January 1, 2021 to July 30, 2021. Refer to Note 1 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	H32 Sub-Account[4]		V35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(13,487)	$(15,459)	$(67,943)	$(49,140)
Net realized gains (losses)	30,463	57,151	132,067	(386,463)
Net change in unrealized appreciation/(depreciation)	(42,192)	97,776	1,012,588	643,276

Increase (decrease) in net assets from operations	(25,216)	139,468	1,076,712	207,673

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	107,687	73,987
Transfers between Sub-Accounts (including the Fixed Account), net	(823,943)	(79,178)	(423,556)	(140,265)
Withdrawals, surrenders, annuitizations and contract charges	(187,583)	(63,686)	(803,555)	(1,013,771)

Net accumulation activity	(1,011,526)	(142,864)	(1,119,424)	(1,080,049)

Annuitization Activity:
Annuitizations	—	—	82,596	—
Annuity payments and contract charges	—	—	(9,881)	(399)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(764)	34

Net annuitization activity	—	—	71,951	(365)

Net increase (decrease) from contract owner transactions	(1,011,526)	(142,864)	(1,047,473)	(1,080,414)

Total increase (decrease) in net assets	(1,036,742)	(3,396)	29,239	(872,741)
Net assets at beginning of year	1,036,742	1,040,138	4,514,770	5,387,511

Net assets at end of year	$—	$1,036,742	$4,544,009	$4,514,770

[4]	The activities for this Sub-Account are for the period from January 1, 2021 to November 30, 2021. Refer to Note 1 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	V13 Sub-Account		AB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(32,657)	$104,206	$7,400	$180
Net realized gains (losses)	324,010	(1,674,556)	40,577	97
Net change in unrealized appreciation/(depreciation)	6,181,801	2,101,597	(61,029)	438

Increase (decrease) in net assets from operations	6,473,154	531,247	(13,052)	715

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	209,246	371,908	827,720	284,981
Transfers between Sub-Accounts (including the Fixed Account), net	(3,329,350)	(251,781)	270,001	1,039
Withdrawals, surrenders, annuitizations and contract charges	(2,932,409)	(2,780,852)	(19,178)	(53)

Net accumulation activity	(6,052,513)	(2,660,725)	1,078,543	285,967

Annuitization Activity:
Annuitizations	—	57,519	—	—
Annuity payments and contract charges	(11,683)	(11,789)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	71	(70)	—	—

Net annuitization activity	(11,612)	45,660	—	—

Net increase (decrease) from contract owner transactions	(6,064,125)	(2,615,065)	1,078,543	285,967

Total increase (decrease) in net assets	409,029	(2,083,818)	1,065,491	286,682
Net assets at beginning of year	22,939,013	25,022,831	286,682	—

Net assets at end of year	$23,348,042	$22,939,013	$1,352,173	$286,682

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	V11 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$38,667	$491,053	$(14,912)	$7,765
Net realized gains (losses)	4,329,645	1,946,775	221,673	80,943
Net change in unrealized appreciation/(depreciation)	9,295,846	5,431,972	(118,507)	231,265

Increase (decrease) in net assets from operations	13,664,158	7,869,800	88,254	319,973

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,720,778	809,762	11,741	23,272
Transfers between Sub-Accounts (including the Fixed Account), net	(4,692,337)	(1,866,122)	101,542	(137,088)
Withdrawals, surrenders, annuitizations and contract charges	(10,959,065)	(8,581,046)	(228,472)	(253,439)

Net accumulation activity	(9,930,624)	(9,637,406)	(115,189)	(367,255)

Annuitization Activity:
Annuitizations	189,066	—	3,301	—
Annuity payments and contract charges	(40,671)	(17,002)	(2,286)	(1,785)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	7,517	7,432	(1)	(1)

Net annuitization activity	155,912	(9,570)	1,014	(1,786)

Net increase (decrease) from contract owner transactions	(9,774,712)	(9,646,976)	(114,175)	(369,041)

Total increase (decrease) in net assets	3,889,446	(1,777,176)	(25,921)	(49,068)
Net assets at beginning of year	87,202,232	88,979,408	2,330,723	2,379,791

Net assets at end of year	$91,091,678	$87,202,232	$2,304,802	$2,330,723

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	V17 Sub-Account		V19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(1,137)	$—	$194	$—
Net realized gains (losses)	24,936	—	79	—
Net change in unrealized appreciation/(depreciation)	(23,743)	—	1,364	—

Increase (decrease) in net assets from operations	56	—	1,637	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	466,548	—	2,250	—
Transfers between Sub-Accounts (including the Fixed Account), net	27,990	—	46,059	—
Withdrawals, surrenders, annuitizations and contract charges	(782)	—	(502)	—

Net accumulation activity	493,756	—	47,807	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	493,756	—	47,807	—

Total increase (decrease) in net assets	493,812	—	49,444	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$493,812	$—	$49,444	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	V20 Sub-Account		V21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$931	$—	$2,376	$—
Net realized gains (losses)	243	—	45,544	—
Net change in unrealized appreciation/(depreciation)	19,618	—	5,477	—

Increase (decrease) in net assets from operations	20,792	—	53,397	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	336,044	—	1,056,928	—
Transfers between Sub-Accounts (including the Fixed Account), net	(65)	—	65,766	—
Withdrawals, surrenders, annuitizations and contract charges	(797)	—	(2,069)	—

Net accumulation activity	335,182	—	1,120,625	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	335,182	—	1,120,625	—

Total increase (decrease) in net assets	355,974	—	1,174,022	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$355,974	$—	$1,174,022	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MV1 Sub-Account		MV2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(273)	$—	$(786)	$—
Net realized gains (losses)	(487)	—	209	—
Net change in unrealized appreciation/(depreciation)	279,486	—	9,661	—

Increase (decrease) in net assets from operations	278,726	—	9,084	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	9,220,922	—	352,082	—
Transfers between Sub-Accounts (including the Fixed Account), net	107,958	—	(8,388)	—
Withdrawals, surrenders, annuitizations and contract charges	(18,362)	—	(1,238)	—

Net accumulation activity	9,310,518	—	342,456	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	9,310,518	—	342,456	—

Total increase (decrease) in net assets	9,589,244	—	351,540	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$9,589,244	$—	$351,540	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MV3 Sub-Account		MV4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(2,549)	$—	$(92)	$—
Net realized gains (losses)	312	—	518	—
Net change in unrealized appreciation/(depreciation)	5,998	—	7,921	—

Increase (decrease) in net assets from operations	3,761	—	8,347	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	986,374	—	163,398	—
Transfers between Sub-Accounts (including the Fixed Account), net	119,286	—	1,399	—
Withdrawals, surrenders, annuitizations and contract charges	(4,045)	—	(302)	—

Net accumulation activity	1,101,615	—	164,495	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,101,615	—	164,495	—

Total increase (decrease) in net assets	1,105,376	—	172,842	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$1,105,376	$—	$172,842	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	J88 Sub-Account		JF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$30,348	$12,293	$(635)	$—
Net realized gains (losses)	966,882	466,327	67	—
Net change in unrealized appreciation/(depreciation)	(2,375,890)	1,607,151	2,574	—

Increase (decrease) in net assets from operations	(1,378,660)	2,085,771	2,006	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	919,437	669,853	236,502	—
Transfers between Sub-Accounts (including the Fixed Account), net	4,076,181	6,088,128	1,352	—
Withdrawals, surrenders, annuitizations and contract charges	(6,148,582)	(5,798,816)	(1,597)	—

Net accumulation activity	(1,152,964)	959,165	236,257	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,152,964)	959,165	236,257	—

Total increase (decrease) in net assets	(2,531,624)	3,044,936	238,263	—
Net assets at beginning of year	43,536,692	40,491,756	—	—

Net assets at end of year	$41,005,068	$43,536,692	$238,263	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	JF0 Sub-Account		J94 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(1,688)	$—	$(178,744)	$(160,962)
Net realized gains (losses)	123	—	2,574,747	1,486,316
Net change in unrealized appreciation/(depreciation)	7,273	—	1,461,730	2,040,641

Increase (decrease) in net assets from operations	5,708	—	3,857,733	3,365,995

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	345,336	—	217,235	139,969
Transfers between Sub-Accounts (including the Fixed Account), net	115,085	—	(2,362,815)	(338,606)
Withdrawals, surrenders, annuitizations and contract charges	(2,539)	—	(3,258,732)	(1,763,569)

Net accumulation activity	457,882	—	(5,404,312)	(1,962,206)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	457,882	—	(5,404,312)	(1,962,206)

Total increase (decrease) in net assets	463,590	—	(1,546,579)	1,403,789
Net assets at beginning of year	—	—	17,173,211	15,769,422

Net assets at end of year	$463,590	$—	$15,626,632	$17,173,211

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	L11 Sub-Account		L42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$43,863	$310,137	$3,449	$—
Net realized gains (losses)	1,219,584	477,102	97	—
Net change in unrealized appreciation/(depreciation)	(55,742)	(438,395)	3,769	—

Increase (decrease) in net assets from operations	1,207,705	348,844	7,315	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	225,918	179,693	168,997	—
Transfers between Sub-Accounts (including the Fixed Account), net	671,827	1,292,519	6,866	—
Withdrawals, surrenders, annuitizations and contract charges	(4,148,979)	(3,017,792)	(879)	—

Net accumulation activity	(3,251,234)	(1,545,580)	174,984	—

Annuitization Activity:
Annuitizations	2,108	9,486	—	—
Annuity payments and contract charges	(5,791)	(4,147)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(77)	(26)	—	—

Net annuitization activity	(3,760)	5,313	—	—

Net increase (decrease) from contract owner transactions	(3,254,994)	(1,540,267)	174,984	—

Total increase (decrease) in net assets	(2,047,289)	(1,191,423)	182,299	—
Net assets at beginning of year	30,094,960	31,286,383	—	—

Net assets at end of year	$28,047,671	$30,094,960	$182,299	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	L16 Sub-Account		L18 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$68,294	$503	$(390,963)	$(367,216)
Net realized gains (losses)	44,761	1	6,128,549	3,246,788
Net change in unrealized appreciation/(depreciation)	(113,810)	402	(4,577,339)	4,119,766

Increase (decrease) in net assets from operations	(755)	906	1,160,247	6,999,338

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,485,958	10,000	231,339	715,664
Transfers between Sub-Accounts (including the Fixed Account), net	366,068	4,735	1,140,931	(4,456,266)
Withdrawals, surrenders, annuitizations and contract charges	(24,568)	(30)	(2,688,927)	(2,906,160)

Net accumulation activity	2,827,458	14,705	(1,316,657)	(6,646,762)

Annuitization Activity:
Annuitizations	—	—	9,689	4,115
Annuity payments and contract charges	—	—	(6,737)	(9,822)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(379)	345

Net annuitization activity	—	—	2,573	(5,362)

Net increase (decrease) from contract owner transactions	2,827,458	14,705	(1,314,084)	(6,652,124)

Total increase (decrease) in net assets	2,826,703	15,611	(153,837)	347,214
Net assets at beginning of year	15,611	—	22,184,488	21,837,274

Net assets at end of year	$2,842,314	$15,611	$22,030,651	$22,184,488

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	L17 Sub-Account		L19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(299,163)	$(138,553)	$8,878	$—
Net realized gains (losses)	1,808,983	(1,630,317)	(182)	—
Net change in unrealized appreciation/(depreciation)	5,723,250	2,892,646	(10,753)	—

Increase (decrease) in net assets from operations	7,233,070	1,123,776	(2,057)	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	249,586	615,913	140,511	—
Transfers between Sub-Accounts (including the Fixed Account), net	(3,180,028)	1,151,032	376,160	—
Withdrawals, surrenders, annuitizations and contract charges	(3,514,782)	(3,334,481)	(1,848)	—

Net accumulation activity	(6,445,224)	(1,567,536)	514,823	—

Annuitization Activity:
Annuitizations	1,947	17,785	—	—
Annuity payments and contract charges	(2,729)	(2,405)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	151	(33)	—	—

Net annuitization activity	(631)	15,347	—	—

Net increase (decrease) from contract owner transactions	(6,445,855)	(1,552,189)	514,823	—

Total increase (decrease) in net assets	787,215	(428,413)	512,766	—
Net assets at beginning of year	31,326,927	31,755,340	—	—

Net assets at end of year	$32,114,142	$31,326,927	$512,766	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M07 Sub-Account		M35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$1,183,368	$2,495,110	$(124,408)	$1,072,171
Net realized gains (losses)	23,975,052	10,660,149	20,939,853	10,396,945
Net change in unrealized appreciation/(depreciation)	11,178,422	9,215,176	9,881,156	7,326,218

Increase (decrease) in net assets from operations	36,336,842	22,370,435	30,696,601	18,795,334

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	9,050,195	4,534,260	7,548,226	3,490,689
Transfers between Sub-Accounts (including the Fixed Account), net	(1,435,006)	(3,334,643)	(2,086,781)	(3,027,764)
Withdrawals, surrenders, annuitizations and contract charges	(42,050,299)	(30,460,272)	(38,290,012)	(37,642,408)

Net accumulation activity	(34,435,110)	(29,260,655)	(32,828,567)	(37,179,483)

Annuitization Activity:
Annuitizations	781,543	186,523	206,169	892,369
Annuity payments and contract charges	(943,344)	(772,636)	(508,262)	(82,149)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(27,723)	(159,668)	35,201	(49,256)

Net annuitization activity	(189,524)	(745,781)	(266,892)	760,964

Net increase (decrease) from contract owner transactions	(34,624,634)	(30,006,436)	(33,095,459)	(36,418,519)

Total increase (decrease) in net assets	1,712,208	(7,636,001)	(2,398,858)	(17,623,185)
Net assets at beginning of year	300,918,369	308,554,370	268,706,386	286,329,571

Net assets at end of year	$302,630,577	$300,918,369	$266,307,528	$268,706,386

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M31 Sub-Account		M80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(2,561,623)	$(2,231,591)	$(406,014)	$(370,732)
Net realized gains (losses)	41,768,378	24,818,674	6,417,073	4,050,481
Net change in unrealized appreciation/(depreciation)	(3,854,403)	19,110,898	(1,112,619)	1,969,149

Increase (decrease) in net assets from operations	35,352,352	41,697,981	4,898,440	5,648,898

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,728,392	1,945,405	1,382,799	187,802
Transfers between Sub-Accounts (including the Fixed Account), net	(3,037,950)	(6,803,537)	(1,538,385)	(1,003,187)
Withdrawals, surrenders, annuitizations and contract charges	(22,023,675)	(18,311,369)	(3,786,986)	(2,773,116)

Net accumulation activity	(20,333,233)	(23,169,501)	(3,942,572)	(3,588,501)

Annuitization Activity:
Annuitizations	402,338	490,847	49,516	—
Annuity payments and contract charges	(237,067)	(146,367)	(20,354)	(12,069)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(43,619)	(28,303)	619	(1,295)

Net annuitization activity	121,652	316,177	29,781	(13,364)

Net increase (decrease) from contract owner transactions	(20,211,581)	(22,853,324)	(3,912,791)	(3,601,865)

Total increase (decrease) in net assets	15,140,771	18,844,657	985,649	2,047,033
Net assets at beginning of year	171,810,807	152,966,150	24,429,273	22,382,240

Net assets at end of year	$186,951,578	$171,810,807	$25,414,922	$24,429,273

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M10 Sub-Account		MF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(34)	$—	$(394,102)	$(345,667)
Net realized gains (losses)	735	—	7,070,298	2,930,360
Net change in unrealized appreciation/(depreciation)	699	—	(3,490,060)	4,893,261

Increase (decrease) in net assets from operations	1,400	—	3,186,136	7,477,954

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	46,900	—	624,370	551,524
Transfers between Sub-Accounts (including the Fixed Account), net	3,451	—	(75,679)	(1,126,274)
Withdrawals, surrenders, annuitizations and contract charges	(95)	—	(3,790,504)	(3,151,794)

Net accumulation activity	50,256	—	(3,241,813)	(3,726,544)

Annuitization Activity:
Annuitizations	—	—	1,449	—
Annuity payments and contract charges	—	—	(56,729)	(40,174)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	2,828	4,262

Net annuitization activity	—	—	(52,452)	(35,912)

Net increase (decrease) from contract owner transactions	50,256	—	(3,294,265)	(3,762,456)

Total increase (decrease) in net assets	51,656	—	(108,129)	3,715,498
Net assets at beginning of year	—	—	27,495,728	23,780,230

Net assets at end of year	$51,656	$—	$27,387,599	$27,495,728

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M41 Sub-Account		M05 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(500,188)	$(427,548)	$(911,554)	$(768,720)
Net realized gains (losses)	8,211,629	3,661,112	14,498,889	7,387,494
Net change in unrealized appreciation/(depreciation)	(4,096,489)	4,494,518	(12,904,528)	14,226,779

Increase (decrease) in net assets from operations	3,614,952	7,728,082	682,807	20,845,553

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,858,450	452,016	1,725,395	1,049,603
Transfers between Sub-Accounts (including the Fixed Account), net	129,218	(1,705,280)	(283,600)	(4,407,955)
Withdrawals, surrenders, annuitizations and contract charges	(3,403,354)	(3,150,347)	(10,258,120)	(6,332,700)

Net accumulation activity	(415,686)	(4,403,611)	(8,816,325)	(9,691,052)

Annuitization Activity:
Annuitizations	28,429	3,185	166,259	86,078
Annuity payments and contract charges	(30,732)	(16,662)	(53,598)	(26,611)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(28)	879	(1,986)	(10,969)

Net annuitization activity	(2,331)	(12,598)	110,675	48,498

Net increase (decrease) from contract owner transactions	(418,017)	(4,416,209)	(8,705,650)	(9,642,554)

Total increase (decrease) in net assets	3,196,935	3,311,873	(8,022,843)	11,202,999
Net assets at beginning of year	28,860,260	25,548,387	64,273,735	53,070,736

Net assets at end of year	$32,057,195	$28,860,260	$56,250,892	$64,273,735

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M42 Sub-Account		M89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(668,316)	$(590,793)	$3,745,282	$6,732,233
Net realized gains (losses)	9,031,173	6,612,334	2,101,771	(535,370)
Net change in unrealized appreciation/(depreciation)	(8,271,584)	7,317,893	(16,970,174)	16,489,384

Increase (decrease) in net assets from operations	91,273	13,339,434	(11,123,121)	22,686,247

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,591,900	837,332	4,788,982	3,445,443
Transfers between Sub-Accounts (including the Fixed Account), net	3,212,761	(7,366,550)	28,854,663	19,184,928
Withdrawals, surrenders, annuitizations and contract charges	(4,931,172)	(4,273,911)	(55,426,752)	(46,438,932)

Net accumulation activity	1,873,489	(10,803,129)	(21,783,107)	(23,808,561)

Annuitization Activity:
Annuitizations	18,949	13,060	49,884	289,484
Annuity payments and contract charges	(26,636)	(27,593)	(65,401)	(60,855)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(1,187)	(1,926)	2,813	(1,571)

Net annuitization activity	(8,874)	(16,459)	(12,704)	227,058

Net increase (decrease) from contract owner transactions	1,864,615	(10,819,588)	(21,795,811)	(23,581,503)

Total increase (decrease) in net assets	1,955,888	2,519,846	(32,918,932)	(895,256)
Net assets at beginning of year	38,522,692	36,002,846	437,174,562	438,069,818

Net assets at end of year	$40,478,580	$38,522,692	$404,255,630	$437,174,562

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M82 Sub-Account		M44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(1,600,936)	$(1,261,861)	$263,885	$900,993
Net realized gains (losses)	14,326,757	6,883,244	3,553,000	1,349,249
Net change in unrealized appreciation/(depreciation)	11,370,651	9,694,930	6,607,904	816,073

Increase (decrease) in net assets from operations	24,096,472	15,316,313	10,424,789	3,066,315

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,701,345	740,664	1,638,741	2,895,627
Transfers between Sub-Accounts (including the Fixed Account), net	(10,735,757)	(5,184,664)	(1,239,393)	(1,547,233)
Withdrawals, surrenders, annuitizations and contract charges	(14,224,570)	(11,341,658)	(11,480,398)	(13,908,437)

Net accumulation activity	(23,258,982)	(15,785,658)	(11,081,050)	(12,560,043)

Annuitization Activity:
Annuitizations	6,890	77,318	571,299	135,954
Annuity payments and contract charges	(18,672)	(75,629)	(269,472)	(150,661)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	184	(975)	(27,264)	(9,663)

Net annuitization activity	(11,598)	714	274,563	(24,370)

Net increase (decrease) from contract owner transactions	(23,270,580)	(15,784,944)	(10,806,487)	(12,584,413)

Total increase (decrease) in net assets	825,892	(468,631)	(381,698)	(9,518,098)
Net assets at beginning of year	116,226,746	116,695,377	90,840,097	100,358,195

Net assets at end of year	$117,052,638	$116,226,746	$90,458,399	$90,840,097

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M40 Sub-Account		M83 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(58,777)	$228,485	$(623,216)	$(94,507)
Net realized gains (losses)	4,081,896	2,705,515	13,550,211	10,096,030
Net change in unrealized appreciation/(depreciation)	940,047	(924,372)	31,371,255	(7,136,333)

Increase (decrease) in net assets from operations	4,963,166	2,009,628	44,298,250	2,865,190

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,427,608	752,164	3,992,320	3,275,677
Transfers between Sub-Accounts (including the Fixed Account), net	(1,988,415)	(582,911)	(11,589,354)	2,123,225
Withdrawals, surrenders, annuitizations and contract charges	(6,780,021)	(5,843,618)	(28,758,587)	(24,983,153)

Net accumulation activity	(7,340,828)	(5,674,365)	(36,355,621)	(19,584,251)

Annuitization Activity:
Annuitizations	146,577	8,498	210,878	156,613
Annuity payments and contract charges	(13,931)	(1,099)	(291,677)	(276,204)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(1,378)	97	61,201	15,422

Net annuitization activity	131,268	7,496	(19,598)	(104,169)

Net increase (decrease) from contract owner transactions	(7,209,560)	(5,666,869)	(36,375,219)	(19,688,420)

Total increase (decrease) in net assets	(2,246,394)	(3,657,241)	7,923,031	(16,823,230)
Net assets at beginning of year	45,658,259	49,315,500	202,986,803	219,810,033

Net assets at end of year	$43,411,865	$45,658,259	$210,909,834	$202,986,803

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M08 Sub-Account		MB6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(519,854)	$(299,321)	$(874,985)	$485,377
Net realized gains (losses)	6,788,528	3,575,923	39,164,952	27,049,523
Net change in unrealized appreciation/(depreciation)	15,122,167	(1,485,425)	26,458,283	2,198,772

Increase (decrease) in net assets from operations	21,390,841	1,791,177	64,748,250	29,733,672

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,117,907	1,155,890	8,476,257	4,483,287
Transfers between Sub-Accounts (including the Fixed Account), net	(5,223,346)	2,746,821	(5,930,913)	(5,852,825)
Withdrawals, surrenders, annuitizations and contract charges	(12,770,691)	(11,629,249)	(38,548,717)	(30,577,233)

Net accumulation activity	(14,876,130)	(7,726,538)	(36,003,373)	(31,946,771)

Annuitization Activity:
Annuitizations	99,627	39,924	566,290	417,090
Annuity payments and contract charges	(150,180)	(52,765)	(545,286)	(568,706)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(5,577)	(1,897)	(68,466)	(79,420)

Net annuitization activity	(56,130)	(14,738)	(47,462)	(231,036)

Net increase (decrease) from contract owner transactions	(14,932,260)	(7,741,276)	(36,050,835)	(32,177,807)

Total increase (decrease) in net assets	6,458,581	(5,950,099)	28,697,415	(2,444,135)
Net assets at beginning of year	98,063,325	104,013,424	248,711,024	251,155,159

Net assets at end of year	$104,521,906	$98,063,325	$277,408,439	$248,711,024

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MB7 Sub-Account		MC0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(461,534)	$(172,699)	$655,831	$998,201
Net realized gains (losses)	8,613,778	5,346,337	1,348,317	545,990
Net change in unrealized appreciation/(depreciation)	5,703,161	1,189,987	(3,396,418)	2,571,451

Increase (decrease) in net assets from operations	13,855,405	6,363,625	(1,392,270)	4,115,642

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,891,518	566,911	1,660,485	1,095,391
Transfers between Sub-Accounts (including the Fixed Account), net	(6,027,516)	(2,738,056)	1,572,939	3,976,865
Withdrawals, surrenders, annuitizations and contract charges	(8,600,480)	(8,118,916)	(7,902,628)	(8,461,412)

Net accumulation activity	(12,736,478)	(10,290,061)	(4,669,204)	(3,389,156)

Annuitization Activity:
Annuitizations	89,188	53,611	17,636	—
Annuity payments and contract charges	(56,980)	(61,234)	(51,363)	(58,525)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	2,558	1,561	4,725	5,944

Net annuitization activity	34,766	(6,062)	(29,002)	(52,581)

Net increase (decrease) from contract owner transactions	(12,701,712)	(10,296,123)	(4,698,206)	(3,441,737)

Total increase (decrease) in net assets	1,153,693	(3,932,498)	(6,090,476)	673,905
Net assets at beginning of year	55,806,272	59,738,770	49,656,153	48,982,248

Net assets at end of year	$56,959,965	$55,806,272	$43,565,677	$49,656,153

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MA0 Sub-Account		MC2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$1,160,349	$1,798,826	$(1,104,033)	$(674,539)
Net realized gains (losses)	3,508,834	616,901	14,490,901	10,708,324
Net change in unrealized appreciation/(depreciation)	(8,429,343)	5,753,274	9,323,739	4,743,377

Increase (decrease) in net assets from operations	(3,760,160)	8,169,001	22,710,607	14,777,162

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,797,556	2,142,207	3,682,871	2,636,493
Transfers between Sub-Accounts (including the Fixed Account), net	6,158,386	5,536,618	87,976	(2,523,267)
Withdrawals, surrenders, annuitizations and contract charges	(16,362,727)	(14,634,342)	(14,581,340)	(13,126,100)

Net accumulation activity	(8,406,785)	(6,955,517)	(10,810,493)	(13,012,874)

Annuitization Activity:
Annuitizations	64,153	—	198,450	46,906
Annuity payments and contract charges	(116,322)	(16,542)	(158,982)	(126,511)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	19,280	(8,168)	33,083	16,120

Net annuitization activity	(32,889)	(24,710)	72,551	(63,485)

Net increase (decrease) from contract owner transactions	(8,439,674)	(6,980,227)	(10,737,942)	(13,076,359)

Total increase (decrease) in net assets	(12,199,834)	1,188,774	11,972,665	1,700,803
Net assets at beginning of year	120,564,336	119,375,562	100,805,765	99,104,962

Net assets at end of year	$108,364,502	$120,564,336	$112,778,430	$100,805,765

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MC1 Sub-Account		MC3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(697,634)	$(468,809)	$(146,171)	$239,510
Net realized gains (losses)	7,230,017	3,179,069	556,482	849,639
Net change in unrealized appreciation/(depreciation)	4,243,252	4,159,041	(1,568,750)	14,517

Increase (decrease) in net assets from operations	10,775,635	6,869,301	(1,158,439)	1,103,666

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	10,602,519	1,378,614	402,473	349,336
Transfers between Sub-Accounts (including the Fixed Account), net	(2,888,904)	1,444,467	1,218,496	(614,100)
Withdrawals, surrenders, annuitizations and contract charges	(6,767,707)	(4,081,834)	(2,485,504)	(1,848,288)

Net accumulation activity	945,908	(1,258,753)	(864,535)	(2,113,052)

Annuitization Activity:
Annuitizations	22,254	76,139	3,178	—
Annuity payments and contract charges	(65,926)	(52,334)	(39,132)	(20,763)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	7,879	4,448	5,686	2,627

Net annuitization activity	(35,793)	28,253	(30,268)	(18,136)

Net increase (decrease) from contract owner transactions	910,115	(1,230,500)	(894,803)	(2,131,188)

Total increase (decrease) in net assets	11,685,750	5,638,801	(2,053,242)	(1,027,522)
Net assets at beginning of year	45,807,307	40,168,506	15,572,429	16,599,951

Net assets at end of year	$57,493,057	$45,807,307	$13,519,187	$15,572,429

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MA1 Sub-Account		MC4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(214,754)	$205,334	$70,001	$(9,981)
Net realized gains (losses)	625,442	1,343,925	56,656	9,625
Net change in unrealized appreciation/(depreciation)	(1,686,462)	192,459	(912,632)	781,883

Increase (decrease) in net assets from operations	(1,275,774)	1,741,718	(785,975)	781,527

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	221,664	175,317	203,784	210,162
Transfers between Sub-Accounts (including the Fixed Account), net	1,866,546	139,024	447,912	448,794
Withdrawals, surrenders, annuitizations and contract charges	(1,921,609)	(1,791,559)	(1,615,033)	(1,093,793)

Net accumulation activity	166,601	(1,477,218)	(963,337)	(434,837)

Annuitization Activity:
Annuitizations	—	—	25,054	—
Annuity payments and contract charges	—	(84)	(10,919)	(8,593)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(178)	19	(23,362)	(2,865)

Net annuitization activity	(178)	(65)	(9,227)	(11,458)

Net increase (decrease) from contract owner transactions	166,423	(1,477,283)	(972,564)	(446,295)

Total increase (decrease) in net assets	(1,109,351)	264,435	(1,758,539)	335,232
Net assets at beginning of year	15,901,793	15,637,358	9,549,492	9,214,260

Net assets at end of year	$14,792,442	$15,901,793	$7,790,953	$9,549,492

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MC5 Sub-Account		MC6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$3,591	$(4,498)	$(671,352)	$(417,452)
Net realized gains (losses)	5,343	6,655	9,504,257	7,575,457
Net change in unrealized appreciation/(depreciation)	(86,068)	63,299	(998,960)	919,548

Increase (decrease) in net assets from operations	(77,134)	65,456	7,833,945	8,077,553

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,206	851	1,140,804	905,777
Transfers between Sub-Accounts (including the Fixed Account), net	76,017	36,731	(220,288)	(852,447)
Withdrawals, surrenders, annuitizations and contract charges	(64,413)	(67,863)	(7,216,225)	(6,788,021)

Net accumulation activity	12,810	(30,281)	(6,295,709)	(6,734,691)

Annuitization Activity:
Annuitizations	—	—	391,850	472
Annuity payments and contract charges	—	—	(125,798)	(56,507)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(25,148)	19,154

Net annuitization activity	—	—	240,904	(36,881)

Net increase (decrease) from contract owner transactions	12,810	(30,281)	(6,054,805)	(6,771,572)

Total increase (decrease) in net assets	(64,324)	35,175	1,779,140	1,305,981
Net assets at beginning of year	838,675	803,500	49,379,018	48,073,037

Net assets at end of year	$774,351	$838,675	$51,158,158	$49,379,018

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MC7 Sub-Account		MC8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(76,948)	$(29,748)	$(729,235)	$(90,279)
Net realized gains (losses)	853,826	253,263	13,762,776	11,109,700
Net change in unrealized appreciation/(depreciation)	(4,936)	193,664	416,738	(215,005)

Increase (decrease) in net assets from operations	771,942	417,179	13,450,279	10,804,416

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,621,024	121,588	2,020,544	1,412,178
Transfers between Sub-Accounts (including the Fixed Account), net	9,598	376,939	(1,205,812)	(1,446,525)
Withdrawals, surrenders, annuitizations and contract charges	(230,383)	(86,939)	(10,912,869)	(9,455,544)

Net accumulation activity	3,400,239	411,588	(10,098,137)	(9,489,891)

Annuitization Activity:
Annuitizations	—	14,921	311,243	187,326
Annuity payments and contract charges	(3,612)	(3,187)	(197,550)	(111,789)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(2)	(3)	(9,259)	(19,987)

Net annuitization activity	(3,614)	11,731	104,434	55,550

Net increase (decrease) from contract owner transactions	3,396,625	423,319	(9,993,703)	(9,434,341)

Total increase (decrease) in net assets	4,168,567	840,498	3,456,576	1,370,075
Net assets at beginning of year	2,938,940	2,098,442	84,092,150	82,722,075

Net assets at end of year	$7,107,507	$2,938,940	$87,548,726	$84,092,150

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MC9 Sub-Account		MD0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(53,993)	$(19,847)	$(157,998)	$128,231
Net realized gains (losses)	555,665	687,608	2,047,767	2,473,100
Net change in unrealized appreciation/(depreciation)	171,203	(94,293)	(1,374,002)	(1,012,374)

Increase (decrease) in net assets from operations	672,875	573,468	515,767	1,588,957

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,869	127,916	1,152,028	528,959
Transfers between Sub-Accounts (including the Fixed Account), net	(168,092)	(346,011)	(867,414)	(1,325,959)
Withdrawals, surrenders, annuitizations and contract charges	(374,622)	(850,823)	(5,197,108)	(3,465,635)

Net accumulation activity	(539,845)	(1,068,918)	(4,912,494)	(4,262,635)

Annuitization Activity:
Annuitizations	—	—	131,590	—
Annuity payments and contract charges	(10,469)	(8,501)	(114,505)	(63,686)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(1)	(4)	8,717	15,419

Net annuitization activity	(10,470)	(8,505)	25,802	(48,267)

Net increase (decrease) from contract owner transactions	(550,315)	(1,077,423)	(4,886,692)	(4,310,902)

Total increase (decrease) in net assets	122,560	(503,955)	(4,370,925)	(2,721,945)
Net assets at beginning of year	4,360,418	4,864,373	38,395,317	41,117,262

Net assets at end of year	$4,482,978	$4,360,418	$34,024,392	$38,395,317

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M92 Sub-Account		M96 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(3,862,213)	$(256,900)	$495,849	$1,026,336
Net realized gains (losses)	27,510,135	25,698,964	(372,083)	(276,874)
Net change in unrealized appreciation/(depreciation)	(18,635,775)	(6,304,689)	(2,459,212)	2,670,643

Increase (decrease) in net assets from operations	5,012,147	19,137,375	(2,335,446)	3,420,105

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,405,361	2,970,631	2,747,775	1,141,736
Transfers between Sub-Accounts (including the Fixed Account), net	3,845,657	6,495,513	3,483,868	4,548,296
Withdrawals, surrenders, annuitizations and contract charges	(59,650,482)	(48,453,845)	(12,281,369)	(8,726,377)

Net accumulation activity	(49,399,464)	(38,987,701)	(6,049,726)	(3,036,345)

Annuitization Activity:
Annuitizations	88,482	58,664	268,437	206,051
Annuity payments and contract charges	(46,883)	(29,965)	(130,524)	(94,251)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	225	320	15,792	6,780

Net annuitization activity	41,824	29,019	153,705	118,580

Net increase (decrease) from contract owner transactions	(49,357,640)	(38,958,682)	(5,896,021)	(2,917,765)

Total increase (decrease) in net assets	(44,345,493)	(19,821,307)	(8,231,467)	502,340
Net assets at beginning of year	497,327,759	517,149,066	73,321,730	72,819,390

Net assets at end of year	$452,982,266	$497,327,759	$65,090,263	$73,321,730

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MD2 Sub-Account		MA6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$463,428	$1,281,627	$1,426,254	$1,781,487
Net realized gains (losses)	(509,164)	54,758	(314,259)	(762,755)
Net change in unrealized appreciation/(depreciation)	(5,304,534)	4,735,525	(264,299)	338,185

Increase (decrease) in net assets from operations	(5,350,270)	6,071,910	847,696	1,356,917

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,774,530	1,356,801	1,548,946	769,425
Transfers between Sub-Accounts (including the Fixed Account), net	14,804,391	8,908,953	599,947	364,312
Withdrawals, surrenders, annuitizations and contract charges	(17,785,077)	(20,122,946)	(6,964,847)	(5,606,029)

Net accumulation activity	(1,206,156)	(9,857,192)	(4,815,954)	(4,472,292)

Annuitization Activity:
Annuitizations	34,392	53,679	86,008	158,113
Annuity payments and contract charges	(71,773)	(116,985)	(96,140)	(63,342)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,567	2,554	7,388	(26,626)

Net annuitization activity	(35,814)	(60,752)	(2,744)	68,145

Net increase (decrease) from contract owner transactions	(1,241,970)	(9,917,944)	(4,818,698)	(4,404,147)

Total increase (decrease) in net assets	(6,592,240)	(3,846,034)	(3,971,002)	(3,047,230)
Net assets at beginning of year	143,712,003	147,558,037	44,688,959	47,736,189

Net assets at end of year	$137,119,763	$143,712,003	$40,717,957	$44,688,959

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MA3 Sub-Account		M97 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$974,086	$1,148,278	$(339,765)	$(9,067)
Net realized gains (losses)	(254,728)	(690,412)	2,570,619	1,012,158
Net change in unrealized appreciation/(depreciation)	(284,809)	314,275	419,631	3,428,538

Increase (decrease) in net assets from operations	434,549	772,141	2,650,485	4,431,629

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	877,065	508,185	1,144,227	473,049
Transfers between Sub-Accounts (including the Fixed Account), net	1,850,074	430,080	541,212	(633,219)
Withdrawals, surrenders, annuitizations and contract charges	(4,935,322)	(4,374,230)	(5,145,118)	(4,044,417)

Net accumulation activity	(2,208,183)	(3,435,965)	(3,459,679)	(4,204,587)

Annuitization Activity:
Annuitizations	112,687	11,471	35,845	90,145
Annuity payments and contract charges	(33,771)	(31,571)	(133,259)	(61,052)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	662	1,303	8,413	(958)

Net annuitization activity	79,578	(18,797)	(89,001)	28,135

Net increase (decrease) from contract owner transactions	(2,128,605)	(3,454,762)	(3,548,680)	(4,176,452)

Total increase (decrease) in net assets	(1,694,056)	(2,682,621)	(898,195)	255,177
Net assets at beginning of year	32,918,703	35,601,324	35,444,368	35,189,191

Net assets at end of year	$31,224,647	$32,918,703	$34,546,173	$35,444,368

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MD5 Sub-Account		M98 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(198,765)	$(60,509)	$(447,493)	$(172,226)
Net realized gains (losses)	1,187,763	354,214	4,379,853	4,676,514
Net change in unrealized appreciation/(depreciation)	111,836	1,756,306	(400,683)	2,244,207

Increase (decrease) in net assets from operations	1,100,834	2,050,011	3,531,677	6,748,495

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	408,844	101,947	869,409	1,048,591
Transfers between Sub-Accounts (including the Fixed Account), net	27,735	(325,509)	(509,767)	(1,033,493)
Withdrawals, surrenders, annuitizations and contract charges	(2,484,920)	(1,662,970)	(5,064,604)	(6,109,005)

Net accumulation activity	(2,048,341)	(1,886,532)	(4,704,962)	(6,093,907)

Annuitization Activity:
Annuitizations	—	30,252	81,710	26,075
Annuity payments and contract charges	(19,634)	(14,499)	(64,969)	(56,445)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	128	(125)	6,324	10,235

Net annuitization activity	(19,506)	15,628	23,065	(20,135)

Net increase (decrease) from contract owner transactions	(2,067,847)	(1,870,904)	(4,681,897)	(6,114,042)

Total increase (decrease) in net assets	(967,013)	179,107	(1,150,220)	634,453
Net assets at beginning of year	16,013,520	15,834,413	42,167,610	41,533,157

Net assets at end of year	$15,046,507	$16,013,520	$41,017,390	$42,167,610

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M93 Sub-Account		MD6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(1,232,324)	$(698,123)	$(4,217,660)	$(3,044,604)
Net realized gains (losses)	8,683,612	8,296,414	76,667,239	59,196,133
Net change in unrealized appreciation/(depreciation)	(882,757)	4,890,478	5,403,634	4,812,625

Increase (decrease) in net assets from operations	6,568,531	12,488,769	77,853,213	60,964,154

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,548,953	600,981	7,867,625	5,973,178
Transfers between Sub-Accounts (including the Fixed Account), net	499,199	(4,869,283)	(7,448,617)	(10,771,948)
Withdrawals, surrenders, annuitizations and contract charges	(11,061,713)	(9,210,637)	(48,797,716)	(40,424,252)

Net accumulation activity	(9,013,561)	(13,478,939)	(48,378,708)	(45,223,022)

Annuitization Activity:
Annuitizations	2,919	38,539	2,090,257	512,895
Annuity payments and contract charges	(38,504)	(36,426)	(977,695)	(962,450)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(4,561)	(1,140)	101,668	40,205

Net annuitization activity	(40,146)	973	1,214,230	(409,350)

Net increase (decrease) from contract owner transactions	(9,053,707)	(13,477,966)	(47,164,478)	(45,632,372)

Total increase (decrease) in net assets	(2,485,176)	(989,197)	30,688,735	15,331,782
Net assets at beginning of year	80,121,412	81,110,609	345,687,434	330,355,652

Net assets at end of year	$77,636,236	$80,121,412	$376,376,169	$345,687,434

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MB3 Sub-Account		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(615,605)	$(491,615)	$(511,229)	$(445,152)
Net realized gains (losses)	7,458,656	6,147,879	—	—
Net change in unrealized appreciation/(depreciation)	1,114,098	647,910	—	—

Increase (decrease) in net assets from operations	7,957,149	6,304,174	(511,229)	(445,152)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	672,744	494,546	3,516,502	2,706,881
Transfers between Sub-Accounts (including the Fixed Account), net	(1,380,182)	(2,136,317)	7,476,413	12,187,101
Withdrawals, surrenders, annuitizations and contract charges	(3,966,949)	(5,173,460)	(9,694,174)	(16,690,353)

Net accumulation activity	(4,674,387)	(6,815,231)	1,298,741	(1,796,371)

Annuitization Activity:
Annuitizations	15,203	39,973	302,122	15,689
Annuity payments and contract charges	(44,510)	(34,208)	(115,501)	(71,347)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	3,298	2,339	14,365	4,021

Net annuitization activity	(26,009)	8,104	200,986	(51,637)

Net increase (decrease) from contract owner transactions	(4,700,396)	(6,807,127)	1,499,727	(1,848,008)

Total increase (decrease) in net assets	3,256,753	(502,953)	988,498	(2,293,160)
Net assets at beginning of year	35,764,443	36,267,396	35,684,810	37,977,970

Net assets at end of year	$39,021,196	$35,764,443	$36,673,308	$35,684,810

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MD9 Sub-Account		ME2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(1,694,367)	$(1,531,644)	$(126,541)	$117,637
Net realized gains (losses)	—	(3)	2,138,631	1,310,922
Net change in unrealized appreciation/(depreciation)	—	—	(60,269)	606,275

Increase (decrease) in net assets from operations	(1,694,367)	(1,531,647)	1,951,821	2,034,834

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,055,454	2,254,323	746,674	516,560
Transfers between Sub-Accounts (including the Fixed Account), net	18,335,810	48,768,006	(170,637)	(506,943)
Withdrawals, surrenders, annuitizations and contract charges	(28,163,839)	(50,212,600)	(2,983,240)	(1,858,658)

Net accumulation activity	(6,772,575)	809,729	(2,407,203)	(1,849,041)

Annuitization Activity:
Annuitizations	88,382	21,182	3,916	2,028
Annuity payments and contract charges	(45,796)	(49,436)	(12,444)	(7,884)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(388)	968	386	910

Net annuitization activity	42,198	(27,286)	(8,142)	(4,946)

Net increase (decrease) from contract owner transactions	(6,730,377)	782,443	(2,415,345)	(1,853,987)

Total increase (decrease) in net assets	(8,424,744)	(749,204)	(463,524)	180,847
Net assets at beginning of year	106,966,888	107,716,092	20,437,101	20,256,254

Net assets at end of year	$98,542,144	$106,966,888	$19,973,577	$20,437,101

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	ME3 Sub-Account		MA5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(379,594)	$46,574	$394,534	$552,538
Net realized gains (losses)	3,157,520	1,722,140	1,175,137	36,639
Net change in unrealized appreciation/(depreciation)	550,871	1,814,719	(1,818,468)	1,282,380

Increase (decrease) in net assets from operations	3,328,797	3,583,433	(248,797)	1,871,557

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	425,657	584,457	1,257,594	968,396
Transfers between Sub-Accounts (including the Fixed Account), net	411,343	(1,649,807)	(774,380)	2,878,776
Withdrawals, surrenders, annuitizations and contract charges	(4,183,756)	(4,646,421)	(5,327,893)	(3,273,200)

Net accumulation activity	(3,346,756)	(5,711,771)	(4,844,679)	573,972

Annuitization Activity:
Annuitizations	18,035	7,807	359,570	—
Annuity payments and contract charges	(9,503)	(6,927)	(47,616)	(7,941)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	962	896	(5,252)	(2,662)

Net annuitization activity	9,494	1,776	306,702	(10,603)

Net increase (decrease) from contract owner transactions	(3,337,262)	(5,709,995)	(4,537,977)	563,369

Total increase (decrease) in net assets	(8,465)	(2,126,562)	(4,786,774)	2,434,926
Net assets at beginning of year	36,422,484	38,549,046	27,848,458	25,413,532

Net assets at end of year	$36,414,019	$36,422,484	$23,061,684	$27,848,458

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MA7 Sub-Account		ME4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$47,410	$66,771	$(335,325)	$(293,809)
Net realized gains (losses)	162,009	26,832	4,396,795	2,610,286
Net change in unrealized appreciation/(depreciation)	(261,360)	168,994	(1,457,389)	5,204,897

Increase (decrease) in net assets from operations	(51,941)	262,597	2,604,081	7,521,374

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	159,288	76,403	510,136	100,505
Transfers between Sub-Accounts (including the Fixed Account), net	268,515	(44,208)	(745,386)	(302,581)
Withdrawals, surrenders, annuitizations and contract charges	(479,995)	(670,633)	(3,230,582)	(2,370,450)

Net accumulation activity	(52,192)	(638,438)	(3,465,832)	(2,572,526)

Annuitization Activity:
Annuitizations	—	—	—	25,484
Annuity payments and contract charges	(6,056)	(4,962)	(26,619)	(18,646)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	800	(918)	1,262	5,139

Net annuitization activity	(5,256)	(5,880)	(25,357)	11,977

Net increase (decrease) from contract owner transactions	(57,448)	(644,318)	(3,491,189)	(2,560,549)

Total increase (decrease) in net assets	(109,389)	(381,721)	(887,108)	4,960,825
Net assets at beginning of year	3,668,590	4,050,311	22,945,612	17,984,787

Net assets at end of year	$3,559,201	$3,668,590	$22,058,504	$22,945,612

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MA2 Sub-Account		MF3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(100,125)	$(30,474)	$(533,111)	$(507,565)
Net realized gains (losses)	775,132	288,602	193,455	311,883
Net change in unrealized appreciation/(depreciation)	96,781	487,230	13,190,838	2,556,065

Increase (decrease) in net assets from operations	771,788	745,358	12,851,182	2,360,383

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,685,207	924,926	2,217,116	475,939
Transfers between Sub-Accounts (including the Fixed Account), net	1,306,805	(28,718)	(5,075,473)	557,727
Withdrawals, surrenders, annuitizations and contract charges	(452,519)	(266,848)	(6,748,276)	(5,836,733)

Net accumulation activity	7,539,493	629,360	(9,606,633)	(4,803,067)

Annuitization Activity:
Annuitizations	—	—	6,926	—
Annuity payments and contract charges	—	—	(34,728)	(21,912)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(1,787)	(121)

Net annuitization activity	—	—	(29,589)	(22,033)

Net increase (decrease) from contract owner transactions	7,539,493	629,360	(9,636,222)	(4,825,100)

Total increase (decrease) in net assets	8,311,281	1,374,718	3,214,960	(2,464,717)
Net assets at beginning of year	3,033,373	1,658,655	49,915,126	52,379,843

Net assets at end of year	$11,344,654	$3,033,373	$53,130,086	$49,915,126

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MF5 Sub-Account		MF6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$1,398,299	$2,740,474	$(4,847)	$44,593
Net realized gains (losses)	19,077,088	16,827,303	91,188	62,633
Net change in unrealized appreciation/(depreciation)	(1,550,825)	18,036,793	315,539	(117,866)

Increase (decrease) in net assets from operations	18,924,562	37,604,570	401,880	(10,640)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,385,845	4,367,820	13,733	16,364
Transfers between Sub-Accounts (including the Fixed Account), net	75,980	4,878,087	(155,872)	30,054
Withdrawals, surrenders, annuitizations and contract charges	(54,837,653)	(51,449,495)	(204,530)	(199,014)

Net accumulation activity	(47,375,828)	(42,203,588)	(346,669)	(152,596)

Annuitization Activity:
Annuitizations	775,157	86,074	—	—
Annuity payments and contract charges	(438,473)	(71,661)	—	874
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	5,290	9,065	(768)	(1,360)

Net annuitization activity	341,974	23,478	(768)	(486)

Net increase (decrease) from contract owner transactions	(47,033,854)	(42,180,110)	(347,437)	(153,082)

Total increase (decrease) in net assets	(28,109,292)	(4,575,540)	54,443	(163,722)
Net assets at beginning of year	401,376,214	405,951,754	1,580,465	1,744,187

Net assets at end of year	$373,266,922	$401,376,214	$1,634,908	$1,580,465

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MF7 Sub-Account		MF9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(327,648)	$951,596	$(685,526)	$466,524
Net realized gains (losses)	3,208,427	2,158,307	26,836,661	26,029,178
Net change in unrealized appreciation/(depreciation)	9,258,205	(3,083,674)	16,120,276	13,444,829

Increase (decrease) in net assets from operations	12,138,984	26,229	42,271,411	39,940,531

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,786,156	559,035	8,285,029	2,771,348
Transfers between Sub-Accounts (including the Fixed Account), net	(5,208,812)	2,164,282	(4,876,566)	(4,614,729)
Withdrawals, surrenders, annuitizations and contract charges	(6,612,198)	(5,510,740)	(48,575,294)	(35,729,218)

Net accumulation activity	(10,034,854)	(2,787,423)	(45,166,831)	(37,572,599)

Annuitization Activity:
Annuitizations	27,291	6,358	337,365	—
Annuity payments and contract charges	(22,008)	(20,964)	(38,104)	(100)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(1,786)	(443)	(3,088)	30

Net annuitization activity	3,497	(15,049)	296,173	(70)

Net increase (decrease) from contract owner transactions	(10,031,357)	(2,802,472)	(44,870,658)	(37,572,669)

Total increase (decrease) in net assets	2,107,627	(2,776,243)	(2,599,247)	2,367,862
Net assets at beginning of year	47,747,308	50,523,551	328,149,552	325,781,690

Net assets at end of year	$49,854,935	$47,747,308	$325,550,305	$328,149,552

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MG1 Sub-Account		MF2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(919,727)	$(1,577,366)	$986,359	$2,325,514
Net realized gains (losses)	4,619,183	1,943,817	525,414	357,891
Net change in unrealized appreciation/(depreciation)	(3,891,010)	10,790,158	(4,330,333)	1,422,583

Increase (decrease) in net assets from operations	(191,554)	11,156,609	(2,818,560)	4,105,988

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,338,147	987,592	4,278,247	2,085,817
Transfers between Sub-Accounts (including the Fixed Account), net	8,544,836	943,627	20,558,016	5,777,235
Withdrawals, surrenders, annuitizations and contract charges	(15,226,836)	(12,813,855)	(26,115,712)	(23,890,676)

Net accumulation activity	(5,343,853)	(10,882,636)	(1,279,449)	(16,027,624)

Annuitization Activity:
Annuitizations	63,918	—	142,132	75,074
Annuity payments and contract charges	(18,382)	(10,388)	(112,400)	(145,904)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	4,259	2,689	(3,755)	2,012

Net annuitization activity	49,795	(7,699)	25,977	(68,818)

Net increase (decrease) from contract owner transactions	(5,294,058)	(10,890,335)	(1,253,472)	(16,096,442)

Total increase (decrease) in net assets	(5,485,612)	266,274	(4,072,032)	(11,990,454)
Net assets at beginning of year	117,256,139	116,989,865	180,924,192	192,914,646

Net assets at end of year	$111,770,527	$117,256,139	$176,852,160	$180,924,192

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MG2 Sub-Account		MG3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$384,915	$1,230,897	$(235,516)	$(115,572)
Net realized gains (losses)	407,275	(40,723)	1,583,949	493,407
Net change in unrealized appreciation/(depreciation)	(2,678,331)	864,332	4,741,324	678,191

Increase (decrease) in net assets from operations	(1,886,141)	2,054,506	6,089,757	1,056,026

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,033,074	801,173	344,248	502,345
Transfers between Sub-Accounts (including the Fixed Account), net	9,948,116	5,953,290	(2,236,544)	(508,299)
Withdrawals, surrenders, annuitizations and contract charges	(14,474,407)	(12,290,714)	(3,286,733)	(2,622,034)

Net accumulation activity	(3,493,217)	(5,536,251)	(5,179,029)	(2,627,988)

Annuitization Activity:
Annuitizations	8,702	—	11,442	3,831
Annuity payments and contract charges	(2,620)	(1,905)	(8,433)	(4,855)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(434)	117	106	129

Net annuitization activity	5,648	(1,788)	3,115	(895)

Net increase (decrease) from contract owner transactions	(3,487,569)	(5,538,039)	(5,175,914)	(2,628,883)

Total increase (decrease) in net assets	(5,373,710)	(3,483,533)	913,843	(1,572,857)
Net assets at beginning of year	105,961,857	109,445,390	22,965,486	24,538,343

Net assets at end of year	$100,588,147	$105,961,857	$23,879,329	$22,965,486

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MG4 Sub-Account		MG6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(200,023)	$(122,006)	$1,443,259	$5,614,575
Net realized gains (losses)	1,251,298	577,938	88,604,185	88,537,740
Net change in unrealized appreciation/(depreciation)	4,274,465	1,263,083	26,748,911	50,758,492

Increase (decrease) in net assets from operations	5,325,740	1,719,015	116,796,355	144,910,807

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,001,653	217,557	14,409,472	13,982,889
Transfers between Sub-Accounts (including the Fixed Account), net	(2,397,600)	(405,502)	(7,270,670)	(10,800,993)
Withdrawals, surrenders, annuitizations and contract charges	(3,517,001)	(2,067,192)	(189,708,320)	(132,996,424)

Net accumulation activity	(4,912,948)	(2,255,137)	(182,569,518)	(129,814,528)

Annuitization Activity:
Annuitizations	—	—	78,394	46,744
Annuity payments and contract charges	(574)	(437)	(39,576)	(131,202)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	103	40	(81,810)	(85,730)

Net annuitization activity	(471)	(397)	(42,992)	(170,188)

Net increase (decrease) from contract owner transactions	(4,913,419)	(2,255,534)	(182,612,510)	(129,984,716)

Total increase (decrease) in net assets	412,321	(536,519)	(65,816,155)	14,926,091
Net assets at beginning of year	20,796,934	21,333,453	1,317,510,683	1,302,584,592

Net assets at end of year	$21,209,255	$20,796,934	$1,251,694,528	$1,317,510,683

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MG7 Sub-Account		V46 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(82,134)	$(60,625)	$(240)	$—
Net realized gains (losses)	535,482	(374,712)	(4)	—
Net change in unrealized appreciation/(depreciation)	1,784,739	1,118,732	(481)	—

Increase (decrease) in net assets from operations	2,238,087	683,395	(725)	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,107,195	139,928	85,899	—
Transfers between Sub-Accounts (including the Fixed Account), net	(794,548)	(408,769)	750	—
Withdrawals, surrenders, annuitizations and contract charges	(904,276)	(856,547)	(1,163)	—

Net accumulation activity	408,371	(1,125,388)	85,486	—

Annuitization Activity:
Annuitizations	—	20,729	—	—
Annuity payments and contract charges	(3,052)	(2,750)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	195	(30)	—	—

Net annuitization activity	(2,857)	17,949	—	—

Net increase (decrease) from contract owner transactions	405,514	(1,107,439)	85,486	—

Total increase (decrease) in net assets	2,643,601	(424,044)	84,761	—
Net assets at beginning of year	7,202,052	7,626,096	—	—

Net assets at end of year	$9,845,653	$7,202,052	$84,761	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	V45 Sub-Account		U43 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(5,377)	$(67)	$3,825	$(3)
Net realized gains (losses)	168,160	3,309	9,975	—
Net change in unrealized appreciation/(depreciation)	133,188	5,026	285	86

Increase (decrease) in net assets from operations	295,971	8,268	14,085	83

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,547,939	76,995	418,747	—
Transfers between Sub-Accounts (including the Fixed Account), net	67,469	(13,879)	50,726	2,487
Withdrawals, surrenders, annuitizations and contract charges	(21,546)	(169)	(3,722)	(7)

Net accumulation activity	1,593,862	62,947	465,751	2,480

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,593,862	62,947	465,751	2,480

Total increase (decrease) in net assets	1,889,833	71,215	479,836	2,563
Net assets at beginning of year	71,215	—	2,563	—

Net assets at end of year	$1,961,048	$71,215	$482,399	$2,563

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	U41 Sub-Account		V44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$1,906	$(155)	$(376,725)	$(236,186)
Net realized gains (losses)	15,689	6	8,865,080	4,827,603
Net change in unrealized appreciation/(depreciation)	(5,711)	6,107	(9,156,069)	6,141,075

Increase (decrease) in net assets from operations	11,884	5,958	(667,714)	10,732,492

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	515,231	72,088	11,755,284	1,586,453
Transfers between Sub-Accounts (including the Fixed Account), net	288,522	(20)	1,755,605	(4,505,483)
Withdrawals, surrenders, annuitizations and contract charges	(5,784)	(1)	(2,579,068)	(1,356,018)

Net accumulation activity	797,969	72,067	10,931,821	(4,275,048)

Annuitization Activity:
Annuitizations	—	—	—	3,364
Annuity payments and contract charges	—	—	(6,208)	(564)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(472)	153

Net annuitization activity	—	—	(6,680)	2,953

Net increase (decrease) from contract owner transactions	797,969	72,067	10,925,141	(4,272,095)

Total increase (decrease) in net assets	809,853	78,025	10,257,427	6,460,397
Net assets at beginning of year	78,025	—	17,695,239	11,234,842

Net assets at end of year	$887,878	$78,025	$27,952,666	$17,695,239

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	V43 Sub-Account		O19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(140,530)	$(146,862)	$(284,914)	$(239,799)
Net realized gains (losses)	4,354,224	5,061,617	1,884,451	2,848,839
Net change in unrealized appreciation/(depreciation)	(5,086,186)	3,852,505	1,454,978	1,630,821

Increase (decrease) in net assets from operations	(872,492)	8,767,260	3,054,515	4,239,861

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	114,721	104,474	195,676	275,166
Transfers between Sub-Accounts (including the Fixed Account), net	1,088,884	(6,968,005)	(261,234)	(1,342,449)
Withdrawals, surrenders, annuitizations and contract charges	(1,341,170)	(1,151,891)	(1,596,896)	(1,761,973)

Net accumulation activity	(137,565)	(8,015,422)	(1,662,454)	(2,829,256)

Annuitization Activity:
Annuitizations	—	—	97,098	—
Annuity payments and contract charges	(1,159)	(724)	(25,564)	(10,991)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	47	244	(753)	234

Net annuitization activity	(1,112)	(480)	70,781	(10,757)

Net increase (decrease) from contract owner transactions	(138,677)	(8,015,902)	(1,591,673)	(2,840,013)

Total increase (decrease) in net assets	(1,011,169)	751,358	1,462,842	1,399,848
Net assets at beginning of year	8,607,368	7,856,010	15,307,924	13,908,076

Net assets at end of year	$7,596,199	$8,607,368	$16,770,766	$15,307,924

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	O23 Sub-Account		O20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(46,047)	$30,693	$(249,516)	$(182,178)
Net realized gains (losses)	1,142,787	748,777	1,852,813	1,398,620
Net change in unrealized appreciation/(depreciation)	(48,854)	609,326	344,891	2,472,891

Increase (decrease) in net assets from operations	1,047,886	1,388,796	1,948,188	3,689,333

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,518,058	256,379	358,021	487,541
Transfers between Sub-Accounts (including the Fixed Account), net	334,150	1,157,665	(966,680)	(2,177,667)
Withdrawals, surrenders, annuitizations and contract charges	(1,583,034)	(1,315,588)	(2,439,688)	(2,427,663)

Net accumulation activity	269,174	98,456	(3,048,347)	(4,117,789)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(273)	(318)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(135)	157

Net annuitization activity	—	—	(408)	(161)

Net increase (decrease) from contract owner transactions	269,174	98,456	(3,048,755)	(4,117,950)

Total increase (decrease) in net assets	1,317,060	1,487,252	(1,100,567)	(428,617)
Net assets at beginning of year	12,497,860	11,010,608	15,120,338	15,548,955

Net assets at end of year	$13,814,920	$12,497,860	$14,019,771	$15,120,338

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	O21 Sub-Account		O04 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(1,851,215)	$(856,628)	$(81,369)	$(59,106)
Net realized gains (losses)	14,828,771	12,611,418	507,240	(30,082)
Net change in unrealized appreciation/(depreciation)	19,877,255	3,315,766	511,247	922,517

Increase (decrease) in net assets from operations	32,854,811	15,070,556	937,118	833,329

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,849,990	1,712,288	111,999	78,494
Transfers between Sub-Accounts (including the Fixed Account), net	(17,980,454)	(7,121,905)	(161,351)	(551,824)
Withdrawals, surrenders, annuitizations and contract charges	(20,626,121)	(17,701,143)	(385,307)	(396,476)

Net accumulation activity	(35,756,585)	(23,110,760)	(434,659)	(869,806)

Annuitization Activity:
Annuitizations	91,659	55,611	—	—
Annuity payments and contract charges	(92,371)	(115,057)	(7,071)	(4,942)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(6,804)	(3,160)	(1)	(3)

Net annuitization activity	(7,516)	(62,606)	(7,072)	(4,945)

Net increase (decrease) from contract owner transactions	(35,764,101)	(23,173,366)	(441,731)	(874,751)

Total increase (decrease) in net assets	(2,909,290)	(8,102,810)	495,387	(41,422)
Net assets at beginning of year	144,017,824	152,120,634	4,751,864	4,793,286

Net assets at end of year	$141,108,534	$144,017,824	$5,247,251	$4,751,864

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	PH2 Sub-Account		P08 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(6,204)	$(1,838)	$1,619,882	$520,531
Net realized gains (losses)	53,809	28,954	451,016	(148,048)
Net change in unrealized appreciation/(depreciation)	18,387	23,941	235,594	600,375

Increase (decrease) in net assets from operations	65,992	51,057	2,306,492	972,858

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	105,997	19,725
Transfers between Sub-Accounts (including the Fixed Account), net	(71,734)	(9,777)	20,695	118,257
Withdrawals, surrenders, annuitizations and contract charges	(22,368)	(21,901)	(1,986,365)	(1,416,583)

Net accumulation activity	(94,102)	(31,678)	(1,859,673)	(1,278,601)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(94,102)	(31,678)	(1,859,673)	(1,278,601)

Total increase (decrease) in net assets	(28,110)	19,379	446,819	(305,743)
Net assets at beginning of year	396,045	376,666	16,682,026	16,987,769

Net assets at end of year	$367,935	$396,045	$17,128,845	$16,682,026

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	PC0 Sub-Account		P70 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$1,324,672	$429,916	$39,755	$10,870
Net realized gains (losses)	314,360	(253,675)	6,418	(30,977)
Net change in unrealized appreciation/(depreciation)	229,406	599,476	122,651	32,024

Increase (decrease) in net assets from operations	1,868,438	775,717	168,824	11,917

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	164,651	34,481	1,111,002	12,010
Transfers between Sub-Accounts (including the Fixed Account), net	(154,800)	3,761	236,760	7,037
Withdrawals, surrenders, annuitizations and contract charges	(1,375,635)	(1,920,771)	(48,851)	(29,321)

Net accumulation activity	(1,365,784)	(1,882,529)	1,298,911	(10,274)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,365,784)	(1,882,529)	1,298,911	(10,274)

Total increase (decrease) in net assets	502,654	(1,106,812)	1,467,735	1,643
Net assets at beginning of year	13,695,289	14,802,101	257,269	255,626

Net assets at end of year	$14,197,943	$13,695,289	$1,725,004	$257,269

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P10 Sub-Account		PK8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$570,388	$980,476	$193,796	$210,761
Net realized gains (losses)	(156,292)	(2,018,729)	419	(74,446)
Net change in unrealized appreciation/(depreciation)	5,744,342	1,500,916	(486,777)	171,158

Increase (decrease) in net assets from operations	6,158,438	462,663	(292,562)	307,473

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	408,172	185,424	54,005	135,260
Transfers between Sub-Accounts (including the Fixed Account), net	(3,434,879)	1,081,015	358,777	51,000
Withdrawals, surrenders, annuitizations and contract charges	(3,238,146)	(2,662,588)	(929,928)	(947,967)

Net accumulation activity	(6,264,853)	(1,396,149)	(517,146)	(761,707)

Annuitization Activity:
Annuitizations	2,887	—	—	—
Annuity payments and contract charges	(13,449)	(9,147)	(1,898)	(1,835)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	274	414	121	179

Net annuitization activity	(10,288)	(8,733)	(1,777)	(1,656)

Net increase (decrease) from contract owner transactions	(6,275,141)	(1,404,882)	(518,923)	(763,363)

Total increase (decrease) in net assets	(116,703)	(942,219)	(811,485)	(455,890)
Net assets at beginning of year	22,070,683	23,012,902	7,446,911	7,902,801

Net assets at end of year	$21,953,980	$22,070,683	$6,635,426	$7,446,911

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P20 Sub-Account		PM5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$4,139	$5,306	$396	$(5)
Net realized gains (losses)	(266)	(618)	1,219	—
Net change in unrealized appreciation/(depreciation)	(10,055)	2,425	(8,247)	152

Increase (decrease) in net assets from operations	(6,182)	7,113	(6,632)	147

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	181,652	40,034
Transfers between Sub-Accounts (including the Fixed Account), net	1,924	(44,503)	170,094	—
Withdrawals, surrenders, annuitizations and contract charges	(13,438)	(15,592)	(4,824)	—

Net accumulation activity	(11,514)	(60,095)	346,922	40,034

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(11,514)	(60,095)	346,922	40,034

Total increase (decrease) in net assets	(17,696)	(52,982)	340,290	40,181
Net assets at beginning of year	158,253	211,235	40,181	—

Net assets at end of year	$140,557	$158,253	$380,471	$40,181

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	PD6 Sub-Account		P06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$2,874,337	$23,198,678	$999,563	$(93,970)
Net realized gains (losses)	44,273,405	5,133,350	394,651	(154,943)
Net change in unrealized appreciation/(depreciation)	(7,862,604)	24,975,626	(232,087)	2,860,452

Increase (decrease) in net assets from operations	39,285,138	53,307,654	1,162,127	2,611,539

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,420,171	3,200,241	545,768	243,236
Transfers between Sub-Accounts (including the Fixed Account), net	(9,718,499)	(12,960,807)	2,253,549	(109,885)
Withdrawals, surrenders, annuitizations and contract charges	(47,448,168)	(39,089,849)	(4,647,701)	(4,145,260)

Net accumulation activity	(53,746,496)	(48,850,415)	(1,848,384)	(4,011,909)

Annuitization Activity:
Annuitizations	386,217	70,397	14,392	—
Annuity payments and contract charges	(79,511)	(24,963)	(3,225)	(1,826)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(321)	4,223	(211)	1,272

Net annuitization activity	306,385	49,657	10,956	(554)

Net increase (decrease) from contract owner transactions	(53,440,111)	(48,800,758)	(1,837,428)	(4,012,463)

Total increase (decrease) in net assets	(14,154,973)	4,506,896	(675,301)	(1,400,924)
Net assets at beginning of year	386,372,660	381,865,764	30,989,220	32,390,144

Net assets at end of year	$372,217,687	$386,372,660	$30,313,919	$30,989,220

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P07 Sub-Account		P68 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$139,023	$507,351	$19,044	$1,481
Net realized gains (losses)	5,254,076	1,537,554	138,726	420
Net change in unrealized appreciation/(depreciation)	(9,124,230)	5,716,583	(198,535)	7,415

Increase (decrease) in net assets from operations	(3,731,131)	7,761,488	(40,765)	9,316

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,096,980	1,455,811	3,496,431	822,718
Transfers between Sub-Accounts (including the Fixed Account), net	14,529,569	2,342,858	1,062,183	72,725
Withdrawals, surrenders, annuitizations and contract charges	(17,638,178)	(15,667,102)	(70,855)	(3,266)

Net accumulation activity	(1,011,629)	(11,868,433)	4,487,759	892,177

Annuitization Activity:
Annuitizations	34,456	22,555	—	—
Annuity payments and contract charges	(37,693)	(36,011)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(2,476)	1,702	—	—

Net annuitization activity	(5,713)	(11,754)	—	—

Net increase (decrease) from contract owner transactions	(1,017,342)	(11,880,187)	4,487,759	892,177

Total increase (decrease) in net assets	(4,748,473)	(4,118,699)	4,446,994	901,493
Net assets at beginning of year	129,212,572	133,331,271	921,917	20,424

Net assets at end of year	$124,464,099	$129,212,572	$5,368,911	$921,917

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	PI3 Sub-Account		P72 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(194,228)	$(219,625)	$(75,465)	$16,954
Net realized gains (losses)	(223,484)	(371,091)	1,312,782	945,187
Net change in unrealized appreciation/(depreciation)	306,851	(693,757)	2,277,616	(35,910)

Increase (decrease) in net assets from operations	(110,861)	(1,284,473)	3,514,933	926,231

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	117,275	80,153	2,137,457	253,887
Transfers between Sub-Accounts (including the Fixed Account), net	201,182	1,936,770	(358,831)	1,017,125
Withdrawals, surrenders, annuitizations and contract charges	(1,482,881)	(2,470,189)	(2,397,937)	(1,636,262)

Net accumulation activity	(1,164,424)	(453,266)	(619,311)	(365,250)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,164,424)	(453,266)	(619,311)	(365,250)

Total increase (decrease) in net assets	(1,275,285)	(1,737,739)	2,895,622	560,981
Net assets at beginning of year	12,867,174	14,604,913	14,403,371	13,842,390

Net assets at end of year	$11,591,889	$12,867,174	$17,298,993	$14,403,371

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P88 Sub-Account		P93 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(14,899)	$(271)	$(2,705)	$(20)
Net realized gains (losses)	37,561	21	1,659	—
Net change in unrealized appreciation/(depreciation)	157,069	5,304	20,876	441

Increase (decrease) in net assets from operations	179,731	5,054	19,830	421

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,331,957	103,736	576,289	17,687
Transfers between Sub-Accounts (including the Fixed Account), net	106,363	6,541	62,091	1
Withdrawals, surrenders, annuitizations and contract charges	(21,066)	(191)	(5,678)	—

Net accumulation activity	3,417,254	110,086	632,702	17,688

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	3,417,254	110,086	632,702	17,688

Total increase (decrease) in net assets	3,596,985	115,140	652,532	18,109
Net assets at beginning of year	115,140	—	18,109	—

Net assets at end of year	$3,712,125	$115,140	$670,641	$18,109

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P89 Sub-Account		P95 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(7,329)	$(204)	$(2,324)	$56
Net realized gains (losses)	29,903	17	1,465	113
Net change in unrealized appreciation/(depreciation)	145,081	4,034	(16,643)	645

Increase (decrease) in net assets from operations	167,655	3,847	(17,502)	814

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,312,680	54,388	131,364	5,080
Transfers between Sub-Accounts (including the Fixed Account), net	134,539	3,160	479,999	23,508
Withdrawals, surrenders, annuitizations and contract charges	(54,699)	(109)	(5,545)	(704)

Net accumulation activity	1,392,520	57,439	605,818	27,884

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,392,520	57,439	605,818	27,884

Total increase (decrease) in net assets	1,560,175	61,286	588,316	28,698
Net assets at beginning of year	61,286	—	36,049	7,351

Net assets at end of year	$1,621,461	$61,286	$624,365	$36,049

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P79 Sub-Account		P80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(28,666)	$(343)	$(383)	$—
Net realized gains (losses)	82,683	1,898	(764)	—
Net change in unrealized appreciation/(depreciation)	374,311	9,463	(9,959)	—

Increase (decrease) in net assets from operations	428,328	11,018	(11,106)	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,711,982	44,819	165,899	—
Transfers between Sub-Accounts (including the Fixed Account), net	(86,799)	48,507	37,580	—
Withdrawals, surrenders, annuitizations and contract charges	(41,469)	(394)	(842)	—

Net accumulation activity	3,583,714	92,932	202,637	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	3,583,714	92,932	202,637	—

Total increase (decrease) in net assets	4,012,042	103,950	191,531	—
Net assets at beginning of year	120,857	16,907	—	—

Net assets at end of year	$4,132,899	$120,857	$191,531	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P81 Sub-Account		L36 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(191)	$—	$29	$—
Net realized gains (losses)	117	—	27	—
Net change in unrealized appreciation/(depreciation)	2,183	—	(54)	—

Increase (decrease) in net assets from operations	2,109	—	2	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	50,943	—	1,000	—
Transfers between Sub-Accounts (including the Fixed Account), net	816	—	—	—
Withdrawals, surrenders, annuitizations and contract charges	(126)	—	—	—

Net accumulation activity	51,633	—	1,000	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	51,633	—	1,000	—

Total increase (decrease) in net assets	53,742	—	1,002	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$53,742	$—	$1,002	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	TBD Sub-Account		TBE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(3,670)	$—	$1,161	$—
Net realized gains (losses)	171,244	—	29,904	—
Net change in unrealized appreciation/(depreciation)	(177,799)	—	(9,257)	—

Increase (decrease) in net assets from operations	(10,225)	—	21,808	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,560,120	—	879,989	—
Transfers between Sub-Accounts (including the Fixed Account), net	315,845	—	8,196	—
Withdrawals, surrenders, annuitizations and contract charges	(2,481)	—	(2,465)	—

Net accumulation activity	1,873,484	—	885,720	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,873,484	—	885,720	—

Total increase (decrease) in net assets	1,863,259	—	907,528	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$1,863,259	$—	$907,528	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	TBF Sub-Account		TP1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(2,596)	$—	$(132)	$—
Net realized gains (losses)	55,949	—	353	—
Net change in unrealized appreciation/(depreciation)	(53,415)	—	24,279	—

Increase (decrease) in net assets from operations	(62)	—	24,500	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	842,871	—	721,501	—
Transfers between Sub-Accounts (including the Fixed Account), net	97,763	—	6,884	—
Withdrawals, surrenders, annuitizations and contract charges	(3,333)	—	(2,194)	—

Net accumulation activity	937,301	—	726,191	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	937,301	—	726,191	—

Total increase (decrease) in net assets	937,239	—	750,691	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$937,239	$—	$750,691	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	TP2 Sub-Account		TP3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$35	$—	$(120)	$—
Net realized gains (losses)	(80)	—	(157)	—
Net change in unrealized appreciation/(depreciation)	419	—	1,285	—

Increase (decrease) in net assets from operations	374	—	1,008	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	31,145	—	107,251	—
Transfers between Sub-Accounts (including the Fixed Account), net	90	—	80,559	—
Withdrawals, surrenders, annuitizations and contract charges	(29)	—	(61)	—

Net accumulation activity	31,206	—	187,749	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	31,206	—	187,749	—

Total increase (decrease) in net assets	31,580	—	188,757	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$31,580	$—	$188,757	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	TP4 Sub-Account		TP5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$1	$—	$203	$—
Net realized gains (losses)	(47)	—	(183)	—
Net change in unrealized appreciation/(depreciation)	372	—	2,876	—

Increase (decrease) in net assets from operations	326	—	2,896	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,313	—	267,692	—
Transfers between Sub-Accounts (including the Fixed Account), net	9,709	—	64,014	—
Withdrawals, surrenders, annuitizations and contract charges	(645)	—	(1,414)	—

Net accumulation activity	16,377	—	330,292	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	16,377	—	330,292	—

Total increase (decrease) in net assets	16,703	—	333,188	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$16,703	$—	$333,188	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	W41 Sub-Account		W42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(4,193)	$(2,020)	$(434)	$(632)
Net realized gains (losses)	28,942	11,515	1,536	3,614
Net change in unrealized appreciation/(depreciation)	(14,392)	34,293	1,927	5,903

Increase (decrease) in net assets from operations	10,357	43,788	3,029	8,885

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	30,596	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	2,777	(40,413)	2,829	(4,538)
Withdrawals, surrenders, annuitizations and contract charges	(7,680)	(52,560)	(538)	(479)

Net accumulation activity	(4,903)	(62,377)	2,291	(5,017)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(4,903)	(62,377)	2,291	(5,017)

Total increase (decrease) in net assets	5,454	(18,589)	5,320	3,868
Net assets at beginning of year	238,777	257,366	41,589	37,721

Net assets at end of year	$244,231	$238,777	$46,909	$41,589

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	W50 Sub-Account
	December 31,	December 31,
	2021	2020
Operations:
Net investment income (loss)	$17,469	$3,823
Net realized gains (losses)	(798)	1,228
Net change in unrealized appreciation/(depreciation)	(39,249)	3,186

Increase (decrease) in net assets from operations	(22,578)	8,237

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	694,853	235,833
Transfers between Sub-Accounts (including the Fixed Account), net	196,457	147,893
Withdrawals, surrenders, annuitizations and contract charges	(12,204)	(1,285)

Net accumulation activity	879,106	382,441

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	—	—
Transfers between Sub-Accounts, net	—	—
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Net increase (decrease) from contract owner transactions	879,106	382,441

Total increase (decrease) in net assets	856,528	390,678
Net assets at beginning of year	390,678	—

Net assets at end of year	$1,247,206	$390,678

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Choice II contracts, Regatta Classic contracts, Regatta Extra contracts, Regatta Flex II contracts, Regatta Flex 4 contracts, Regatta Gold contracts, Regatta Platinum contracts, Masters Access contracts, Masters Choice contracts, Masters Choice II contracts, Masters Extra contracts, Masters Extra II contracts, Masters Flex contracts, Masters Flex II contracts, Masters I Share contracts, Masters IV contracts, Masters VII contracts, Masters Prime contracts, Accelerator Prime contracts (collectively the “Contracts”), and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
P72	Putnam VT Equity Income Fund Class IB	April 30, 2021
O19	Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II	April 30, 2021
O23	Invesco Oppenheimer V.I. Conservative Balanced Fund, Series II	April 30, 2021
O20	Invesco Oppenheimer V.I. Global Fund, Series II	April 30, 2021
O21	Invesco Oppenheimer V.I. Main Street Fund, Series II	April 30, 2021
O04	Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II	April 30, 2021

The following Sub-Account was liquidated and merged with an existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
H24	MD9	July 30, 2021
H32	MD9	November 30, 2021

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account	Effective Date
AC4, C91, G03, P68, P95, P79, AP0, AQ1, AS3, AQ3, L33, AQ2, AS6, AX1, AB3, L16, V45, U41, U43, PM5, P88, P93, P89, W50	October 3, 2018
F19	May 1, 2020
A19, A71, B19, B20, B21, B22, B23, L34, L35, L36, C92, F17, F18, S18, S21, S23, V17, V19, V20, V21, M10, MV1, MV2, MV3, MV4, JF1, L19, V46, P80, P81, TP1, TP2, TP3, TP4, TP5, TBD, TBE, TBF	May 3, 2021

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2021. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2021 noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2021, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2021. There were no transfers between levels during the year ended December 31, 2021.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders and optional living benefit riders are based on the average daily Variable Account assets and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations.

The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2021, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9
Regatta	1.40%	—	—	—	—	—	—	—	—
Regatta Gold	1.25%	—	—	—	—	—	—	—	—
Regatta Classic	1.00%	—	—	—	—	—	—	—	—
Regatta Platinum	1.25%	—	—	—	—	—	—	—	—
Regatta Extra	1.30%	1.45%	1.55%	1.70%	—	—	—	—	—
Regatta Choice	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—	—
Regatta Access	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—	—
Regatta Flex 4	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—	—
Regatta Flex II	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Regatta Choice II	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	—	—
Masters Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%	—
Masters Choice	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%	—
Masters Access	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—	—
Masters Flex	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Masters IV	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Masters VII	1.00%	1.05%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%	—
Masters Extra II	1.40%	1.80%	—	—	—	—	—	—	—
Masters Choice II	1.05%	1.30%	1.45%	—	—	—	—	—	—
Masters Flex II	1.30%	1.70%	—	—	—	—	—	—	—
Masters I Share	0.50%	—	—	—	—	—	—	—	—
Masters Prime	0.85%
Accelerator Prime	0.85%

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the average daily value of the contract invested in the Sub-Account attributable to Regatta, Masters VII, Masters Extra, Masters Extra II, Masters Choice and Masters Choice II, and at an effective annual rate of 0.20% of the average daily value of the contract invested in the Sub-Account attributable to Masters IV, Masters Access, Masters Flex, Masters Flex II, Masters Prime and Accelerator Prime. There are no distribution charges associated with the other contracts listed in Note 1.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Distribution and administrative expense charges (Continued)

Additionally, for Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, Masters Choice II, Masters Prime contracts and Accelerator Prime contract, an administrative expense charge is deducted from the assets of the Variable Account at an annual effective rate equal to 0.15% of the average daily Variable Account value. This charge is designed to reimburse the Sponsor for expenses incurred in administering the Contracts, the accounts and the Variable Account that are not covered by the annual account administration fee (“Account Fee”). Distribution and administrative expense charges are reflected in the Statements of Operations.

Administration charges (“Account Fee”)

Each year on the account anniversary date, an Account Fee equal to the lesser of $30 or 2% of the participant’s account value in the case of Regatta Gold, $30 for Masters Prime and Accelerator Prime contracts, $35 in the case of Regatta Extra and Regatta Platinum contracts, and $50 for Regatta Choice, Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, and Masters Choice II contracts (after account year 5, the Account Fee for Regatta Gold, Regatta Platinum, Regatta Extra, and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. The Account Fee related to contracts in the accumulation phase is reflected in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations, and contract charges” line item. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year and reflected under the line item “Annuity payments and contract charges” in the Statements of Changes in Net Assets.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta, Regatta Gold, Regatta Flex 4, and Regatta Platinum contracts; 8% for Regatta Extra, Regatta Choice II, Regatta Flex II, Masters Choice, Masters Choice II, Masters Flex, Masters Flex II, Masters Extra, Masters Extra II, Masters IV, Masters VII, Masters Prime and Accelerator Prime contracts; and for 7% for Regatta Choice if the contract holder requests a full withdrawal prior to reaching the pay-out phase. These charges are reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

Benefit Fee is charged for optional living benefit riders elected by the contract holder. The benefit fee is deducted from the related account value as highlighted in the following table.

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns	0.1000%	N/A	0.40%	N/A
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income Advisor	0.2250%	0.2750%	0.90%	1.10%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Income Riser	0.2750%	0.3250%	1.10%	1.30%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Income Riser III	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer Plus	0.3125%	0.3625%	1.25%	1.45%

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges (“Benefit Fee”) (Continued)

Income Advisor was only available on Masters I Share contracts. Income Maximizer, Income Maximizer Plus, and Income Riser III were available on Masters Choice II contracts, Masters Extra II contracts, and Masters Flex II contracts. The remaining optional living benefits above were available on Masters Extra, Masters Choice, Masters Flex, and Masters Access contracts.

Secured Returns for Life and Secured Returns for Life Plus were the only optional living benefits available on Masters IV and Masters VII contracts.

Secured Returns, Secured Returns 2, Secured Returns for Life, Secured Returns for Life Plus, Income on Demand, and Retirement Asset Protector were the only optional living benefits available on Regatta Flex II and Regatta Choice II contracts.

Benefit Fee is reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of at least 3% or 4% per year. The Individual Annuitant Mortality Tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

	Purchases	Sales
AL1	$3,297,267	$6,590,599
AO5	2,362,105	11,244,891
A71	370,305	16,426
AM2	783,556	662,351
A98	2,939,122	5,257,255
AC4	7,835,937	621,134
A19	820,904	36,573
A74	5,329,929	5,019,965
AP0	22,187,166	1,633,731
AQ1	8,826,958	306,231
AQ2	2,042,670	21,343
AS3	29,286,119	491,547
AS6	5,519,266	194,971
AQ3	1,468,013	30,141
AX1	2,633,017	66,978
B21	2,591,316	3,094
B19	936,957	120,223
B20	199,809	8,987
B18	92,110,881	62,498,434
B22	412,467	104,091
B23	391,451	163,755
L33	1,236,818	81,259
L34	143,752	5,975
L35	757,388	22,320
C71	80,490	4,597
C59	1,115	9,311
C60	2,421,078	15,810,238
C89	—	79,664
C90	561,336	3,299,650
C58	820,666	898,069
C91	4,456,505	112,227
C92	3,005,508	54,378
FD7	19,200,194	22,846,360
F24	22,721,765	39,306,420
F88	224,321	935,938
FB9	1,181,159	3,456,701
F15	2,369,009	5,608,507
F41	14,946,473	20,781,296
FE3	17,036,971	31,775,724
F17	557,690	8,255
F18	145,124	2,863
F19	2,259,562	89,941
L36	1,057	1
T21	4,846,649	3,780,916
S23	217,028	13,676

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
T20	10,042,540	13,999,827
FE6	1,094,232	4,646,232
S18	323,706	33,058
T59	632,277	982,877
F56	1,460,533	2,728,388
F59	4,505,429	12,734,219
FF0	2,016,398	295,059
F54	9,731,547	26,497,980
FG8	87,831	80,697
S21	722,994	23,600
F53	2,961,598	6,315,159
FJ9	587,243	112,049
T28	1,117,528	2,117,037
FJ0	12,183	68,282
G03	3,030,435	87,788
H24	50,675	899,164
H32	390,980	1,144,302
V35	332,427	1,447,079
V13	1,877,501	7,974,354
AB3	1,161,103	33,970
V11	10,918,032	19,775,788
AC1	354,490	327,501
V17	529,637	11,648
V19	49,322	1,267
V20	340,387	4,274
V21	1,197,073	27,995
MV1	9,387,047	57,108
MV2	360,325	18,731
MV3	1,108,827	10,282
MV4	169,809	5,406
J88	8,704,609	9,249,838
JF1	241,888	6,266
JF0	460,868	4,601
J94	1,897,021	6,729,787
L11	3,109,472	6,320,526
L42	184,358	5,925
L16	3,107,908	168,556
L18	7,561,612	4,308,075
L17	2,415,176	7,859,461
L19	544,308	20,607
M07	30,301,745	49,102,628
M35	27,561,969	47,686,348
M31	30,124,503	28,374,926
M80	6,319,189	7,123,123

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M10	52,427	1,515
MF1	6,854,729	5,299,441
M41	11,974,167	6,098,824
M05	13,413,226	13,491,511
M42	16,746,571	8,262,922
M89	45,382,799	63,396,079
M82	9,211,599	27,313,729
M44	6,868,977	14,471,789
M40	4,531,446	10,284,171
M83	13,077,259	45,512,586
M08	9,235,113	22,319,419
MB6	29,194,042	48,033,930
MB7	6,757,774	15,930,247
MC0	6,518,720	9,688,698
MA0	18,335,013	23,443,678
MC2	14,094,095	18,036,277
MC1	17,870,871	13,565,907
MC3	2,211,906	3,256,651
MA1	2,678,900	2,725,745
MC4	947,385	1,843,589
MC5	94,315	77,914
MC6	7,677,056	8,638,986
MC7	4,486,168	431,565
MC8	8,787,729	13,310,310
MC9	351,500	636,521
MD0	3,325,647	6,810,161
M92	41,152,905	72,916,141
M96	10,499,113	15,882,999
MD2	20,591,948	21,372,647
MA6	5,665,282	9,065,399
MA3	4,440,275	5,595,506
M97	4,170,271	6,641,243
MD5	1,969,731	3,607,757
M98	2,571,675	6,629,540
M93	8,844,144	17,024,258
MD6	55,458,882	60,624,452
MB3	5,961,098	6,287,924
MD8	12,908,156	11,934,157
MD9	33,587,985	42,012,456
ME2	2,183,312	3,745,077
ME3	3,915,626	5,855,745
MA5	3,921,084	7,085,742
MA7	715,656	577,143
ME4	2,624,026	5,282,012
MA2	8,658,987	693,951
MF3	5,395,670	15,563,255
MF5	35,467,283	66,650,384
MF6	38,461	389,977
MF7	2,856,057	13,213,391

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
MF9	36,495,077	62,746,003
MG1	14,764,281	19,041,353
MF2	29,147,385	29,067,445
MG2	14,496,228	17,402,404
MG3	1,288,748	6,538,613
MG4	1,858,725	6,831,332
MG6	98,169,360	221,977,589
MG7	3,609,838	3,072,004
V46	85,862	616
V45	1,820,156	70,298
U43	488,880	9,247
U41	844,753	31,773
V44	22,585,629	5,271,833
V43	5,276,700	2,382,830
O19	2,120,777	3,107,625
O23	3,167,531	2,275,868
O20	1,730,066	4,313,438
O21	11,339,102	40,869,861
O04	523,500	718,283
PH2	62,503	122,697
P08	3,339,588	3,579,379
PC0	2,445,198	2,486,310
P70	1,498,089	159,423
P10	1,965,245	7,670,272
PK8	972,446	1,297,694
P20	19,383	26,758
PM5	358,905	10,417
PD6	55,353,642	64,479,836
P06	4,821,242	5,658,895
P07	24,835,841	20,299,921
P68	5,153,275	495,916
PI3	842,743	2,201,395
P72	4,788,517	4,904,549
P88	3,512,814	76,990
P93	649,801	18,723
P89	1,488,130	79,519
P95	609,493	4,240
P79	3,909,129	309,054
P80	211,418	9,164
P81	52,739	1,297
TBD	2,081,355	40,939
TBE	931,840	9,586
TBF	1,025,044	34,927
TP1	748,995	23,873
TP2	31,541	300
TP3	188,255	626
TP4	17,123	745
TP5	334,661	4,166
W41	38,145	20,648
W42	4,808	1,503
W50	934,808	38,233

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	231,090	354,370	(123,280)
AO5	157,671	788,888	(631,217)
A71	35,903	2,074	33,829
AM2	29,477	44,389	(14,912)
A98	331,599	615,281	(283,682)
AC4	508,661	78,522	430,139
A19	81,294	7,767	73,527
A74	426,680	215,023	211,657
AP0	1,428,860	261,359	1,167,501
AQ1	728,689	74,334	654,355
AQ2	189,456	14,224	175,232
AS3	2,553,058	179,172	2,373,886
AS6	423,193	54,473	368,720
AQ3	116,003	10,345	105,658
AX1	247,694	27,884	219,810
B21	232,828	2,325	230,503
B19	68,699	4,430	64,269
B20	19,927	2,422	17,505
B18	1,918,692	2,935,802	(1,017,110)
B22	25,560	160	25,400
B23	25,543	2,870	22,673
L33	94,920	11,143	83,777
L34	12,825	389	12,436
L35	68,982	4,913	64,069
C71	2,733	124	2,609
C59	50	306	(256)
C60	132,360	620,371	(488,011)
C89	—	3,478	(3,478)
C90	29,013	130,441	(101,428)
C58	50,907	60,987	(10,080)
C91	392,231	50,119	342,112
C92	288,304	2,798	285,506
FD7	472,723	897,517	(424,794)
F24	220,653	1,140,999	(920,346)
F88	6,920	48,090	(41,170)
FB9	33,152	160,437	(127,285)
F15	56,130	253,092	(196,962)
F41	161,150	751,276	(590,126)
FE3	1,084,238	1,887,178	(802,940)
F17	50,395	827	49,568
F18	12,525	235	12,290
F19	191,396	17,066	174,330
L36	97	—	97
T21	232,389	182,120	50,269
S23	26,055	3,789	22,266
T20	476,667	671,891	(195,224)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FE6	55,936	251,645	(195,709)
S18	39,422	11,699	27,723
T59	82,513	112,343	(29,830)
F56	61,037	110,050	(49,013)
F59	185,885	753,825	(567,940)
FF0	207,560	37,745	169,815
F54	294,597	951,103	(656,506)
FG8	8,246	4,890	3,356
S21	77,311	14,363	62,948
F53	61,726	136,762	(75,036)
FJ9	56,685	5,686	50,999
T28	67,117	147,063	(79,946)
FJ0	643	5,318	(4,675)
G03	182,940	10,605	172,335
H24	1,733	57,370	(55,637)
H32	6,889	55,743	(48,854)
V35	20,000	65,265	(45,265)
V13	108,253	381,413	(273,160)
AB3	102,613	5,977	96,636
V11	717,217	866,554	(149,337)
AC1	10,240	16,518	(6,278)
V17	45,465	790	44,675
V19	8,222	3,551	4,671
V20	32,495	437	32,058
V21	103,525	661	102,864
MV1	878,727	5,786	872,941
MV2	36,082	3,199	32,883
MV3	109,655	7,453	102,202
MV4	16,941	367	16,574
J88	770,437	869,467	(99,030)
JF1	23,199	160	23,039
JF0	53,847	12,952	40,895
J94	40,907	184,120	(143,213)
L11	266,035	559,373	(293,338)
L42	17,161	548	16,613
L16	290,400	27,946	262,454
L18	61,555	86,670	(25,115)
L17	40,185	244,435	(204,250)
L19	80,247	28,606	51,641
M07	947,528	2,945,578	(1,998,050)
M35	853,067	2,803,814	(1,950,747)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M31	203,973	568,966	(364,993)
M80	103,957	117,863	(13,906)
M10	4,925	329	4,596
MF1	97,908	253,922	(156,014)
M41	295,331	154,654	140,677
M05	209,344	530,952	(321,608)
M42	527,543	333,949	193,594
M89	3,622,395	5,395,325	(1,772,930)
M82	129,491	928,062	(798,571)
M44	269,025	1,037,387	(768,362)
M40	258,295	774,743	(516,448)
M83	527,974	2,199,415	(1,671,441)
M08	411,825	991,593	(579,768)
MB6	338,601	1,112,443	(773,842)
MB7	84,997	377,108	(292,111)
MC0	183,884	359,302	(175,418)
MA0	751,835	1,153,324	(401,489)
MC2	175,704	411,500	(235,796)
MC1	1,066,311	624,920	441,391
MC3	71,845	95,601	(23,756)
MA1	150,947	138,421	12,526
MC4	45,058	94,754	(49,696)
MC5	5,283	4,190	1,093
MC6	51,841	169,602	(117,761)
MC7	266,830	21,430	245,400
MC8	131,933	398,158	(266,225)
MC9	804	19,473	(18,669)
MD0	58,456	202,807	(144,351)
M92	1,435,597	4,764,238	(3,328,641)
M96	558,219	862,995	(304,776)
MD2	1,531,952	1,615,835	(83,883)
MA6	181,392	347,738	(166,346)
MA3	148,226	242,059	(93,833)
M97	100,666	202,529	(101,863)
MD5	74,269	173,713	(99,444)
M98	32,597	117,845	(85,248)
M93	323,902	693,787	(369,885)
MD6	520,497	1,728,526	(1,208,029)
MB3	28,068	138,514	(110,446)
MD8	1,311,577	1,161,847	149,730
MD9	4,542,523	5,305,064	(762,541)
ME2	59,118	152,393	(93,275)
ME3	80,085	188,750	(108,665)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA5	119,896	315,178	(195,282)
MA7	25,209	27,924	(2,715)
ME4	53,247	178,682	(125,435)
MA2	620,099	119,094	501,005
MF3	288,336	581,900	(293,564)
MF5	990,175	3,289,776	(2,299,601)
MF6	487	9,791	(9,304)
MF7	159,935	514,966	(355,031)
MF9	860,598	2,024,616	(1,164,018)
MG1	1,034,663	1,404,592	(369,929)
MF2	2,624,411	2,751,431	(127,020)
MG2	1,340,846	1,674,437	(333,591)
MG3	42,946	222,557	(179,611)
MG4	119,501	254,285	(134,784)
MG6	1,525,561	8,365,639	(6,840,078)
MG7	277,982	157,110	120,872
V46	8,562	115	8,447
V45	136,135	9,554	126,581
U43	41,901	1,894	40,007
U41	77,684	5,315	72,369
V44	829,091	182,780	646,311
V43	34,070	32,431	1,639
O19	30,325	61,200	(30,875)
O23	216,424	171,430	44,994
O20	36,409	109,022	(72,613)
O21	109,029	977,332	(868,303)
O04	3,987	11,648	(7,661)
PH2	1,092	5,658	(4,566)
P08	88,579	191,718	(103,139)
PC0	69,723	165,194	(95,471)
P70	131,274	24,726	106,548
P10	195,407	1,172,780	(977,373)
PK8	22,489	46,783	(24,294)
P20	997	1,814	(817)
PM5	47,895	14,536	33,359
PD6	480,695	3,714,375	(3,233,680)
P06	213,688	315,955	(102,267)
P07	1,072,051	1,125,661	(53,610)
P68	499,620	98,785	400,835
PI3	106,201	230,951	(124,750)
P72	255,808	177,232	78,576
P88	305,760	9,742	296,018
P93	61,566	3,538	58,028
P89	122,145	15,101	107,044
P95	55,295	520	54,775

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
P79	272,906	25,556	247,350
P80	21,110	1,837	19,273
P81	4,998	123	4,875
TBD	197,481	25,965	171,516
TBE	85,712	432	85,280
TBF	94,776	9,054	85,722
TP1	71,555	531	71,024
TP2	3,068	3	3,065
TP3	18,672	201	18,471
TP4	1,833	243	1,590
TP5	32,262	238	32,024
W41	350	467	(117)
W42	81	19	62
W50	85,461	7,180	78,281

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2020 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	246,055	449,649	(203,594)
AO5	407,146	702,994	(295,848)
AM2	60,747	163,456	(102,709)
A98	627,014	779,927	(152,913)
AC4	98,694	36,216	62,478
A74	318,917	332,935	(14,018)
AP0	357,006	97,536	259,470
AQ1	44,582	5,189	39,393
AQ2	8,625	156	8,469
AS3	201,461	49,267	152,194
AS6	84,758	23,294	61,464
AQ3	40,554	13,668	26,886
AX1	13,940	26	13,914
B18	1,361,290	4,371,551	(3,010,261)
L33	2,323	344	1,979
C71	189	219	(30)
C59	685	1,297	(612)
C60	178,654	981,942	(803,288)
C89	1,257	4,832	(3,575)
C90	101,459	301,421	(199,962)
C58	89,525	131,746	(42,221)
C91	11,468	2,333	9,135
FD7	659,489	1,129,951	(470,462)
F24	316,785	1,657,328	(1,340,543)
F88	109,664	102,900	6,764
FB9	51,664	97,516	(45,852)
F15	93,844	107,664	(13,820)
F41	928,287	1,513,274	(584,987)
FE3	1,454,038	2,615,042	(1,161,004)
F19	9,856	1,786	8,070
T21	124,968	341,938	(216,970)
T20	636,167	850,736	(214,569)
FE6	54,674	238,811	(184,137)
T59	100,048	129,161	(29,113)
F56	88,658	132,997	(44,339)
F59	431,154	668,619	(237,465)
FF0	9,755	10,053	(298)
F54	1,043,038	923,255	119,783
FG8	3,183	2,398	785
F53	197,967	253,905	(55,938)
FJ9	6,280	6,700	(420)
T28	108,933	200,379	(91,446)
FJ0	853	2,125	(1,272)
G03	8,278	42	8,236
H24	6,514	6,078	436

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
H32	6,195	12,423	(6,228)
V35	90,837	133,262	(42,425)
V13	470,754	546,400	(75,646)
AB3	25,344	865	24,479
V11	707,790	1,124,712	(416,922)
AC1	28,431	47,147	(18,716)
J88	1,342,781	1,287,995	54,786
J94	154,862	220,715	(65,853)
L11	819,920	847,533	(27,613)
L16	2,332	944	1,388
L18	75,826	248,333	(172,507)
L17	296,302	313,423	(17,121)
M07	884,133	2,950,075	(2,065,942)
M35	875,463	3,436,241	(2,560,778)
M31	142,533	669,964	(527,431)
M80	115,387	193,844	(78,457)
MF1	110,685	333,339	(222,654)
M41	192,917	288,124	(95,207)
M05	211,591	682,751	(471,160)
M42	240,670	646,108	(405,438)
M89	7,227,181	9,602,281	(2,375,100)
M82	288,101	955,833	(667,732)
M44	463,048	1,486,930	(1,023,882)
M40	523,138	945,888	(422,750)
M83	1,281,488	2,423,451	(1,141,963)
M08	856,841	1,230,799	(373,958)
MB6	332,837	1,175,269	(842,432)
MB7	100,149	422,727	(322,578)
MC0	323,656	456,926	(133,270)
MA0	1,279,564	1,697,500	(417,936)
MC2	205,644	578,439	(372,795)
MC1	495,485	481,413	14,072
MC3	40,401	110,067	(69,666)
MA1	274,294	340,142	(65,848)
MC4	80,624	99,938	(19,314)
MC5	6,233	8,197	(1,964)
MC6	89,474	246,694	(157,220)
MC7	42,948	23,633	19,315
MC8	114,556	405,461	(290,905)
MC9	19,503	59,873	(40,370)
MD0	62,828	206,475	(143,647)
M92	2,289,459	5,165,496	(2,876,037)
M96	637,488	753,710	(116,222)
MD2	2,666,370	3,411,232	(744,862)
MA6	159,929	313,663	(153,734)
MA3	194,954	356,958	(162,004)
M97	87,140	234,210	(147,070)
MD5	129,153	217,633	(88,480)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M98	68,210	207,641	(139,431)
M93	365,118	1,067,992	(702,874)
MD6	535,703	2,047,548	(1,511,845)
MB3	53,982	250,646	(196,664)
MD8	2,040,891	2,198,497	(157,606)
MD9	11,875,840	11,795,998	79,842
ME2	49,404	135,731	(86,327)
ME3	137,977	359,457	(221,480)
MA5	266,751	247,587	19,164
MA7	12,897	45,243	(32,346)
ME4	95,431	213,934	(118,503)
MA2	103,357	42,974	60,383
MF3	653,649	770,674	(117,025)
MF5	1,401,410	3,760,484	(2,359,074)
MF6	4,656	9,445	(4,789)
MF7	375,013	484,801	(109,788)
MF9	651,354	2,043,861	(1,392,507)
MG1	965,854	1,915,383	(949,529)
MF2	3,385,063	4,979,215	(1,594,152)
MG2	2,489,445	3,084,788	(595,343)
MG3	194,963	280,977	(86,014)
MG4	295,405	334,903	(39,498)
MG6	1,948,071	7,775,746	(5,827,675)
MG7	117,023	129,970	(12,947)
V45	8,011	2,512	5,499
U41	6,584	1	6,583
U43	305	82	223
V44	222,906	260,750	(37,844)
V43	41,175	196,435	(155,260)
O19	45,452	119,909	(74,457)
O23	226,159	218,337	7,822
O20	82,364	198,396	(116,032)
O21	303,224	1,022,775	(719,551)
O04	14,052	31,692	(17,640)
PH2	2,646	3,921	(1,275)
P08	87,821	171,257	(83,436)
PC0	100,100	253,233	(153,133)
P70	19,879	20,618	(739)
P10	988,524	1,147,167	(158,643)
PK8	22,162	46,464	(24,302)
P20	4,811	9,467	(4,656)
PM5	3,644	—	3,644
PD6	1,595,856	4,944,254	(3,348,398)
P06	236,291	493,770	(257,479)
P07	1,289,941	2,002,753	(712,812)
P68	82,847	4,993	77,854
PI3	371,330	418,698	(47,368)
P72	163,162	158,521	4,641
P88	9,067	48	9,019
P93	1,580	—	1,580
P89	4,941	299	4,642

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
P95	2,656	201	2,455
P79	8,068	565	7,503
W41	1,593	3,921	(2,328)
W42	48	173	(125)
W50	49,142	16,361	32,781

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios

(excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value lowest to highest[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AL1
2021	2,014,030	$12.9119	to	$17.7714	$37,656,065	0.25%	1.20%	to	2.25%	11.84%	to	10.83%
2020	2,137,310	11.5276	to	16.0348	37,181,804	2.14	1.20	to	2.25	7.94	to	6.80
2019	2,340,904	18.0438	to	15.0135	37,855,824	2.30	0.65	to	2.25	17.43	to	15.56
2018	2,724,315	15.3649	to	12.9921	37,903,067	1.65	0.65	to	2.25	(7.02)	to	(8.51)
2017	3,291,629	16.5251	to	14.2013	49,750,511	1.79	0.65	to	2.25	14.87	to	13.04
AO5
2021	4,623,947	15.9347	to	13.6271	66,586,510	1.54	0.65	to	2.10	8.57	to	6.99
2020	5,255,164	14.6773	to	12.7364	70,406,634	1.52	0.65	to	2.10	4.18	to	2.66
2019	5,551,012	14.0887	to	12.4059	72,077,915	1.77	0.65	to	2.10	14.49	to	12.83
2018	6,428,769	12.3054	to	10.6142	73,598,916	1.58	0.65	to	2.55	(7.95)	to	(9.71)
2017	7,463,101	13.3685	to	11.7555	93,739,200	1.77	0.65	to	2.55	13.58	to	11.43
A71
2021	33,829	10.8779	to	10.8779	367,989	0.11	1.20			7.21
AM2
2021	303,416	14.5136	to	12.9729	4,219,091	—	1.35	to	2.15	6.55	to	5.70
2020	318,328	13.6210	to	12.2738	4,166,019	1.10	1.35	to	2.15	27.85	to	26.82
2019	421,037	10.6537	to	9.6780	4,331,861	0.28	1.35	to	2.15	25.52	to	24.51
2018	523,391	8.4878	to	7.7730	4,303,059	0.42	1.35	to	2.15	(18.72)	to	(19.38)
2017	524,543	10.4423	to	9.6410	5,325,012	0.90	1.35	to	2.15	32.83	to	31.76
A98
2021	3,189,961	8.7107	to	7.7865	26,386,762	1.65	1.30	to	2.10	9.42	to	8.54
2020	3,473,643	7.9610	to	7.1739	26,366,188	1.58	1.30	to	2.10	0.88	to	0.07
2019	3,626,556	7.8914	to	7.1689	27,378,427	0.79	1.30	to	2.10	15.28	to	14.35
2018	4,082,299	6.8457	to	6.2693	26,841,883	1.07	1.30	to	2.10	(23.98)	to	(24.60)
2017	4,094,690	9.0054	to	8.1495	35,557,688	1.85	1.30	to	2.10	23.48	to	22.24
AC4
2021	500,374	11.8428	to	19.7634	9,353,531	—	1.20			17.04	to	27.11
2020	70,235	15.5480			1,092,017	—	1.20			33.53
2019	7,757	11.6441			90,321	—	1.20			32.76
A19
2021	73,527	10.4096	to	10.4096	765,385	—	1.20			1.45
A74
2021	774,469	13.1317	to	27.7803	16,810,572	0.61	1.20	to	2.30	33.98	to	32.51
2020	562,812	24.4834	to	20.9653	12,306,296	0.81	0.65	to	2.30	2.38	to	0.69
2019	576,830	23.9137	to	20.8218	12,498,367	0.33	0.65	to	2.30	19.12	to	17.16
2018	598,129	20.0747	to	17.7721	11,122,134	0.22	0.65	to	2.30	(15.85)	to	(17.24)
2017	595,805	23.8553	to	21.4756	13,307,996	0.27	0.65	to	2.30	12.12	to	10.27
AP0
2021	1,437,833	11.1065	to	19.8895	26,106,356	0.06	1.20			10.95	to	20.23
2020	270,332	16.5431			4,472,124	0.17	1.20			49.90
2019	10,862	11.0364			119,876	1.17	1.20			28.88
AQ1
2021	694,402	11.0832	to	14.8784	9,831,200	1.27	1.20			10.02	to	22.32
2020	40,047	12.1636			487,112	1.96	1.20			11.89
2019	654	10.8711			7,109	7.73	1.20			24.35
AQ2
2021	183,701	11.6821			2,010,502	3.88	1.20			(2.89)
2020	8,469	12.0297			101,879	1.23	1.20			12.30
AS3
2021	2,536,551	13.7104			31,697,953	2.05	1.20			13.47
2020	162,665	12.0830			1,965,479	2.76	1.20			10.81
2019	10,471	10.9039			114,179	6.29	1.20			19.48
AS6
2021	430,184	10.5652	to	16.7790	6,483,683	0.17	1.20			5.56	to	14.75
2020	61,464	14.6227			898,766	0.05	1.20			28.61
AQ3
2021	132,867	9.9579	to	14.4777	1,782,982	0.83	1.20			(1.11)	to	3.38
2020	27,209	14.0047			381,060	—	1.20			21.81
2019	323	11.4968			3,715	2.05	1.20			27.27
AX1
2021	233,724	10.5325	to	13.0226	2,700,565	1.31	1.20			5.16	to	9.14
2020	13,914	11.9321			166,024	2.75	1.20			8.68
B21
2021	230,503	10.5357			2,428,504	6.26	1.20			5.04
B19
2021	64,269	11.1757			718,256	—	1.20			11.50

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
B20
2021	17,505	10.3486			181,156	0.89%	1.20%			1.93%
B18
2021	18,259,602	19.4355	to	19.7927	387,539,634	0.81	0.65	to	2.35	5.72	to	3.93
2020	19,276,712	18.3831	to	19.0442	400,737,513	1.21	0.65	to	2.35	19.92	to	17.88
2019	22,286,973	15.3292	to	16.1552	390,773,237	1.22	0.65	to	2.35	16.99	to	15.01
2018	25,781,054	13.1029	to	14.0473	390,316,328	0.81	0.65	to	2.35	(8.18)	to	(9.75)
2017	29,819,354	14.2705	to	15.5648	496,768,753	1.22	0.65	to	2.35	12.97	to	11.06
B22
2021	25,400	11.0704			281,184	—	1.20			10.51
B23
2021	22,673	10.0161			227,303	0.80	1.20			(0.02)
L33
2021	88,293	11.1190	to	15.7096	1,216,470	0.02	1.20			9.79	to	26.85
2020	4,516	12.3843			55,923	0.05	1.20			13.72
2019	2,537	10.8900			27,625	0.71	1.20			31.06
L34
2021	12,436	11.1371			138,498	0.75	1.20			10.08
L35
2021	64,069	11.4573			734,056	1.96	1.20			12.25
C71
2021	3,523	30.4800	to	29.9683	107,322	0.23	1.65	to	1.75	26.69	to	26.56
2020	914	24.0595	to	23.6788	21,954	0.34	1.65	to	1.75	6.80	to	6.70
2019	944	22.5273	to	22.1927	21,229	0.27	1.65	to	1.75	18.99	to	18.88
2018	979	18.9315	to	18.4082	18,507	0.20	1.65	to	1.85	(19.52)	to	(19.69)
2017	1,531	23.8314	to	22.9200	35,534	0.33	1.65	to	1.85	12.23	to	11.89
C59
2021	3,071	28.3838	to	27.5830	85,976	—	1.35	to	1.85	27.00	to	26.36
2020	3,327	22.3496	to	21.8286	73,499	—	1.35	to	1.85	32.92	to	32.25
2019	3,939	16.8147	to	16.5058	65,592	—	1.35	to	1.85	34.07	to	33.40
2018	3,329	12.4742	to	12.3734	41,354	—	1.55	to	1.85	(5.43)	to	(5.72)
2017	4,106	13.2350	to	13.1127	54,028	—	1.55	to	1.85	26.41	to	25.72
C60
2021	2,064,095	29.1324	to	26.8124	56,678,746	—	0.65	to	2.10	27.52	to	25.67
2020	2,552,106	22.8455	to	21.3353	55,532,553	—	0.65	to	2.10	33.54	to	31.59
2019	3,355,394	17.1081	to	16.2133	55,246,600	—	0.65	to	2.10	34.65	to	32.70
2018	4,251,960	12.7053	to	12.2179	52,539,863	—	0.65	to	2.10	(4.76)	to	(6.15)
2017	5,124,522	13.3407	to	12.9747	67,191,797	—	0.65	to	2.10	27.01	to	24.92
C89
2021	2,122	26.1488	to	25.2651	54,924	—	1.35	to	1.95	16.98	to	16.27
2020	5,600	22.3542	to	21.7297	122,603	—	1.35	to	1.95	30.15	to	29.36
2019	9,175	16.9851	to	16.7973	154,346	—	1.65	to	1.95	29.59	to	29.20
2018	8,279	13.2139	to	13.0013	107,634	—	1.35	to	1.95	(3.72)	to	(4.30)
2017	4,376	13.7243	to	13.6550	59,794	—	1.35	to	1.65	31.24	to	30.85
C90
2021	686,346	25.7817	to	24.6977	17,356,850	—	1.35	to	2.10	16.68	to	15.81
2020	787,774	22.8352	to	21.3268	17,135,069	—	0.65	to	2.10	30.75	to	28.85
2019	987,736	17.4648	to	16.5514	16,597,423	—	0.65	to	2.10	30.58	to	28.69
2018	1,225,771	13.3747	to	12.8616	15,948,283	—	0.65	to	2.10	(3.29)	to	(4.70)
2017	1,481,307	13.8294	to	13.4615	20,174,133	—	0.65	to	2.10	31.83	to	29.72
C58
2021	328,020	14.3985	to	13.7527	4,621,818	1.10	1.30	to	2.10	8.32	to	7.45
2020	338,100	13.2924	to	12.7991	4,416,458	1.49	1.30	to	2.10	7.41	to	6.54
2019	380,321	12.3754	to	12.0129	4,641,220	1.80	1.30	to	2.10	23.53	to	22.53
2018	464,423	10.0185	to	9.8039	4,605,013	2.57	1.30	to	2.10	(17.90)	to	(18.56)
2017	484,738	12.2025	to	12.0386	5,875,958	1.89	1.30	to	2.10	25.54	to	24.53
C91
2021	354,669	10.5420	to	13.8992	4,749,647	—	1.20			3.89	to	24.47
2020	12,557	11.1665			140,220	—	1.20			5.53
2019	3,422	10.5818			36,216	—	1.20			24.91
C92
2021	285,506	10.5997			3,026,272	—	1.20			5.61
FD7
2021	4,167,158	30.9479	to	25.5362	117,791,565	0.73	0.65	to	2.30	17.23	to	15.30
2020	4,591,952	26.4004	to	22.1486	111,958,956	1.24	0.65	to	2.30	21.33	to	19.33
2019	5,062,414	21.7589	to	18.6826	102,797,537	1.53	0.65	to	2.25	23.31	to	21.34
2018	5,648,699	17.6458	to	15.3970	93,952,498	1.26	0.65	to	2.25	(5.06)	to	(6.59)
2017	6,229,085	18.5872	to	16.4832	110,189,532	1.29	0.65	to	2.25	15.36	to	13.52

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F24
2021	3,825,641	$45.1308	to	$34.0405	$143,633,704	0.03%	0.65%	to	2.35%	26.68%	to	24.53%
2020	4,745,987	35.6250	to	27.3342	142,207,353	0.08	0.65	to	2.35	29.39	to	27.19
2019	6,086,530	27.5338	to	21.4915	142,358,463	0.21	0.65	to	2.35	30.42	to	28.21
2018	7,364,127	21.1113	to	16.7628	133,455,014	0.43	0.65	to	2.35	(7.25)	to	(8.83)
2017	8,844,758	22.7613	to	18.3870	174,643,966	0.75	0.65	to	2.35	20.80	to	18.75
F88
2021	95,572	20.9266	to	18.5025	1,871,006	0.70	1.35	to	2.10	4.17	to	3.39
2020	136,742	20.0882	to	17.8959	2,561,365	1.00	1.35	to	2.10	10.73	to	9.89
2019	129,978	18.1424	to	16.2854	2,233,208	1.67	1.35	to	2.10	14.19	to	13.33
2018	156,217	15.8877	to	14.3697	2,352,321	1.34	1.35	to	2.10	(5.56)	to	(6.27)
2017	177,031	16.8227	to	15.3314	2,838,467	1.24	1.35	to	2.10	11.28	to	10.44
FB9
2021	484,120	22.5993	to	19.9814	10,300,644	0.78	1.35	to	2.10	5.95	to	5.15
2020	611,405	21.3308	to	19.0028	12,343,763	1.03	1.35	to	2.10	12.03	to	11.19
2019	657,257	19.0399	to	17.0910	11,901,135	1.76	1.35	to	2.10	16.38	to	15.51
2018	732,093	16.4691	to	14.5012	11,440,547	1.33	1.30	to	2.25	(6.52)	to	(7.41)
2017	841,754	17.6171	to	15.6620	14,133,977	1.18	1.30	to	2.25	13.31	to	12.24
F15
2021	814,357	23.7698	to	20.3357	18,476,600	0.80	1.35	to	2.30	7.79	to	6.77
2020	1,011,319	22.2216	to	19.0470	21,232,682	1.05	1.30	to	2.30	13.23	to	12.09
2019	1,025,139	19.6253	to	16.9923	19,154,940	1.75	1.30	to	2.30	18.32	to	17.14
2018	1,155,984	16.5860	to	14.5061	18,320,292	1.21	1.30	to	2.30	(7.30)	to	(8.24)
2017	1,353,040	17.8926	to	15.8083	23,206,885	1.20	1.30	to	2.30	14.76	to	13.61
F41
2021	2,463,448	30.4341	to	27.7791	74,742,720	0.34	0.65	to	2.25	24.49	to	22.51
2020	3,053,574	24.4464	to	22.6759	75,212,506	0.38	0.65	to	2.25	17.10	to	15.22
2019	3,638,561	20.8766	to	19.6798	77,323,129	0.66	0.65	to	2.25	22.37	to	20.42
2018	4,372,262	17.0599	to	16.3429	76,689,077	0.41	0.65	to	2.25	(15.33)	to	(16.69)
2017	4,924,150	20.1484	to	19.6170	103,099,597	0.48	0.65	to	2.25	19.76	to	17.85
FE3
2021	11,992,814	17.1076	to	15.2916	204,264,220	0.90	0.65	to	2.35	3.76	to	2.00
2020	12,795,754	16.4871	to	14.9913	212,174,612	2.65	0.65	to	2.35	6.16	to	4.35
2019	13,956,758	15.5308	to	14.3662	220,190,765	0.30	0.65	to	2.35	16.62	to	14.64
2018	16,366,264	13.3179	to	12.2318	223,656,663	2.11	0.65	to	2.55	(11.13)	to	(12.83)
2017	18,450,816	14.9865	to	14.0320	286,667,341	0.99	0.65	to	2.55	13.83	to	11.68
F17
2021	49,568	11.4291			566,514	0.58	1.20			12.46
F18
2021	12,290	10.9920			135,097	1.10	1.20			11.77
F19
2021	182,400	10.5362	to	13.9815	2,352,109	1.35	1.20			4.56	to	10.91
2020	8,070	12.6066			101,734	2.26	1.20			20.12
L36
2021	97	10.3253			1,002	19.54	1.20			2.52
T21
2021	1,046,664	19.4414	to	16.6331	19,016,638	0.87	1.30	to	2.25	(6.96)	to	(7.85)
2020	996,395	20.8964	to	18.0498	19,540,379	4.31	1.30	to	2.25	15.66	to	14.56
2019	1,213,365	18.0670	to	15.7564	20,664,498	0.99	1.30	to	2.25	25.05	to	23.86
2018	1,493,950	14.4474	to	12.6351	20,434,049	0.86	1.30	to	2.30	(16.89)	to	(17.73)
2017	1,568,820	17.3842	to	15.3587	25,935,308	0.99	1.30	to	2.30	38.59	to	37.20
S23
2021	22,266	8.7411			194,631	0.02	1.20			(13.04)
T20
2021	3,561,181	16.9184	to	17.7079	69,499,573	1.81	1.30	to	2.35	2.81	to	1.73
2020	3,756,405	16.4563	to	16.9424	71,582,091	3.51	1.30	to	2.50	(2.44)	to	(3.62)
2019	3,970,974	16.8684	to	17.5788	77,960,240	1.75	1.30	to	2.50	11.07	to	9.73
2018	4,384,314	15.1872	to	16.0195	77,842,413	2.62	1.30	to	2.50	(16.54)	to	(17.56)
2017	4,689,800	18.1981	to	19.4305	100,198,304	2.57	1.30	to	2.50	15.18	to	13.80
FE6
2021	1,289,505	19.8552	to	17.3796	24,403,221	1.74	1.30	to	2.25	10.23	to	9.19
2020	1,485,214	17.8952	to	15.9175	25,608,396	1.48	1.35	to	2.25	10.23	to	9.24
2019	1,669,351	16.2337	to	14.5715	26,197,758	3.54	1.35	to	2.25	18.25	to	17.18
2018	1,866,104	13.7288	to	12.0292	24,844,546	2.98	1.35	to	2.55	(10.87)	to	(11.95)
2017	2,254,176	15.4036	to	13.6620	33,745,241	2.69	1.35	to	2.55	10.47	to	9.15
S18
2021	27,723	10.5708			293,058	0.02	1.20			5.22
T59
2021	368,313	10.1958	to	8.6323	3,325,426	—	0.65	to	2.25	(5.63)	to	(7.14)
2020	398,143	10.8038	to	9.2511	3,863,954	7.79	0.65	to	2.30	(5.97)	to	(7.52)
2019	427,256	11.4894	to	10.0037	4,468,153	6.55	0.65	to	2.30	1.20	to	(0.47)
2018	471,209	11.3537	to	9.8660	4,917,758	—	0.65	to	2.55	1.23	to	(0.70)
2017	519,699	11.2156	to	9.9355	5,415,144	—	0.65	to	2.55	1.10	to	(0.81)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F56
2021	549,166	$19.1516	to	$21.9387	$13,321,322	1.10%	1.30%	to	2.25%	3.51%	to	2.53%
2020	598,179	18.5019	to	21.3981	14,040,606	3.08	1.30	to	2.25	4.42	to	3.43
2019	642,518	17.7181	to	20.6892	14,491,099	2.71	1.30	to	2.25	13.66	to	12.58
2018	740,601	15.5885	to	18.3774	14,774,999	1.96	1.30	to	2.25	(15.96)	to	(16.77)
2017	824,218	18.5490	to	22.0791	19,669,139	1.63	1.30	to	2.25	16.97	to	15.85
F59
2021	2,694,045	20.0693	to	16.3995	48,749,838	4.66	0.65	to	2.30	16.00	to	14.09
2020	3,261,985	17.3016	to	14.3748	51,437,879	5.81	0.65	to	2.30	0.04	to	(1.62)
2019	3,499,450	17.2950	to	14.6110	55,707,188	5.27	0.65	to	2.30	15.31	to	13.40
2018	4,124,136	14.9993	to	12.8840	57,532,026	4.88	0.65	to	2.30	(4.93)	to	(6.51)
2017	5,191,041	15.7769	to	13.7804	76,940,338	4.16	0.65	to	2.30	8.96	to	7.17
FF0
2021	267,149	10.6634	to	16.9570	3,448,458	3.60	1.20	to	2.05	5.92	to	14.21
2020	97,334	15.8582	to	14.8472	1,519,999	5.63	1.35	to	2.05	(0.78)	to	(1.48)
2019	97,632	15.9829	to	15.0064	1,539,309	4.92	1.35	to	2.10	14.49	to	13.62
2018	130,886	13.9607	to	13.2072	1,804,932	4.63	1.35	to	2.10	(5.71)	to	(6.42)
2017	157,213	14.8062	to	14.1139	2,301,820	3.85	1.35	to	2.10	8.08	to	7.26
F54
2021	4,071,384	22.9756	to	25.6069	117,898,051	2.86	0.65	to	2.30	18.39	to	16.44
2020	4,727,890	19.4060	to	21.9908	116,819,020	2.95	0.65	to	2.30	(5.66)	to	(7.22)
2019	4,608,107	20.5707	to	23.7028	121,896,779	1.78	0.65	to	2.30	21.78	to	19.77
2018	5,410,743	16.8922	to	18.0108	118,801,510	2.29	0.65	to	2.55	(9.66)	to	(11.38)
2017	6,319,857	18.6985	to	20.3246	155,223,568	2.18	0.65	to	2.55	7.65	to	5.61
FG8
2021	15,824	10.3481	to	20.0549	259,478	2.69	1.20	to	2.05	1.82	to	16.64
2020	12,468	18.3655	to	17.1946	223,325	2.86	1.35	to	2.05	(6.45)	to	(7.11)
2019	11,683	19.6320	to	18.5107	224,329	1.45	1.35	to	2.05	20.79	to	19.94
2018	17,157	16.2532	to	15.4333	274,591	2.27	1.35	to	2.05	(10.39)	to	(11.02)
2017	17,441	18.1374	to	17.3450	312,227	2.13	1.35	to	2.05	6.80	to	6.05
S21
2021	62,948	11.5814			729,020	0.01	1.20			14.00
F53
2021	433,934	32.1558	to	45.6536	22,225,104	0.97	0.65	to	2.30	24.55	to	22.50
2020	508,970	25.8172	to	37.2682	21,129,483	1.67	0.65	to	2.30	4.50	to	2.78
2019	564,908	24.7045	to	36.2616	22,684,408	1.05	0.65	to	2.30	25.53	to	23.46
2018	693,799	19.6805	to	26.3599	22,434,949	0.90	0.65	to	2.55	(13.45)	to	(15.10)
2017	828,913	22.7376	to	31.0472	31,372,808	0.52	0.65	to	2.55	9.93	to	7.85
FJ9
2021	62,003	10.1392	to	27.7969	804,810	0.55	1.20	to	2.05	(0.67)	to	22.62
2020	11,004	24.2127	to	22.6690	260,494	1.56	1.35	to	2.05	3.71	to	2.98
2019	11,424	23.3463	to	22.0128	261,610	1.07	1.35	to	2.05	24.53	to	23.66
2018	21,789	18.7476	to	17.8018	400,380	0.79	1.35	to	2.05	(14.19)	to	(14.79)
2017	41,607	21.8470	to	20.8925	899,453	0.44	1.35	to	2.05	9.08	to	8.31
T28
2021	675,496	13.7497	to	13.6645	10,056,531	3.38	0.65	to	2.25	1.45	to	(0.17)
2020	755,442	13.5537	to	13.6884	11,191,292	4.82	0.65	to	2.25	2.76	to	1.11
2019	846,888	13.1901	to	13.5381	12,325,639	5.06	0.65	to	2.25	7.35	to	5.64
2018	930,820	12.2867	to	12.8155	12,748,164	2.76	0.65	to	2.25	(2.77)	to	(4.34)
2017	1,150,422	12.6373	to	13.3963	16,389,786	2.97	0.65	to	2.25	3.88	to	2.22

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
FJ0
2021	7,012	$12.5158	to	$11.6356	$84,961	3.80%	1.35%	to	2.05%	0.68%	to	-0.02%
2020	11,687	12.4310	to	11.6385	142,774	4.65	1.35	to	2.05	1.95	to	1.23
2019	12,959	12.1933	to	11.4969	155,855	4.56	1.35	to	2.05	6.48	to	5.73
2018	19,416	11.4511	to	10.8734	220,573	2.44	1.35	to	2.05	(3.56)	to	(4.24)
2017	23,299	11.8738	to	11.3549	274,294	2.49	1.35	to	2.05	3.06	to	2.33
G03
2021	184,093	11.4033	to	15.3376	2,813,038	0.88	1.20			12.55	to	27.57
2020	11,758	12.0231			141,366	1.29	1.20			15.91
2019	3,522	10.3727			36,538	6.25	1.20			23.43
H24
2020	55,637	14.4690	to	13.4533	786,570	0.65	1.35	to	1.90	(0.17)	to	(0.72)
2019	55,201	14.4934	to	13.5511	783,087	2.65	1.35	to	1.90	5.85	to	5.27
2018	63,919	13.6922	to	12.8733	858,394	3.63	1.35	to	1.90	(5.86)	to	(6.39)
2017	88,851	14.5448	to	13.7514	1,272,105	3.12	1.35	to	1.90	(2.91)	to	(3.45)
H32
2020	48,854	21.7101	to	19.6572	1,036,742	—	1.35	to	2.10	12.60	to	11.75
2019	55,082	19.2814	to	17.5910	1,040,138	—	1.35	to	2.10	22.33	to	21.41
2018	68,180	15.7616	to	14.4888	1,054,406	0.66	1.35	to	2.10	(8.44)	to	(9.13)
2017	90,402	17.2141	to	15.9449	1,530,826	0.52	1.35	to	2.10	15.94	to	15.07
V35
2021	183,601	25.9001	to	23.3154	4,544,009	0.23	1.35	to	2.10	25.91	to	24.96
2020	228,866	20.5708	to	18.6583	4,514,770	0.65	1.35	to	2.10	(0.50)	to	(1.26)
2019	271,291	20.6752	to	18.8957	5,387,511	0.41	1.35	to	2.10	23.03	to	22.10
2018	311,378	16.8049	to	15.4750	5,050,033	0.18	1.35	to	2.10	(14.05)	to	(14.70)
2017	400,331	19.5512	to	18.1415	7,594,507	0.58	1.35	to	2.10	8.21	to	7.39

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V13
2021	982,333	$32.4079	to	$22.3360	$23,348,042	1.55%	0.65%	to	2.10%	32.18%	to	30.27%
2020	1,255,493	24.5181	to	17.1465	22,939,013	2.15	0.65	to	2.10	(1.73)	to	(3.16)
2019	1,331,139	24.9503	to	17.7062	25,022,831	1.67	0.65	to	2.10	24.13	to	22.33
2018	1,544,863	20.1003	to	13.7074	23,624,426	1.36	0.65	to	2.55	(12.94)	to	(14.60)
2017	1,780,350	23.0876	to	16.0509	31,650,617	1.95	0.65	to	2.55	16.81	to	14.60
AB3
2021	121,115	9.9751	to	11.4546	1,352,173	2.02	1.20			(0.20)	to	(2.19)
2020	24,479	11.7115			286,682	2.53	1.20			8.02
V11
2021	4,024,877	25.9499	to	22.7268	91,091,678	1.64	0.65	to	2.10	17.58	to	15.88
2020	4,174,214	22.0695	to	19.6125	87,202,232	2.21	0.65	to	2.10	8.94	to	7.35
2019	4,591,136	20.2592	to	18.2691	88,979,408	2.26	0.65	to	2.10	19.23	to	17.50
2018	5,321,052	16.9917	to	15.5479	87,367,855	1.92	0.65	to	2.10	(10.32)	to	(11.62)
2017	6,061,599	18.9464	to	17.5930	112,135,840	1.47	0.65	to	2.10	10.06	to	8.47
AC1
2021	126,045	18.9635	to	17.5372	2,304,802	1.06	1.35	to	2.10	4.18	to	3.40
2020	132,323	18.2018	to	16.9606	2,330,723	2.06	1.35	to	2.10	12.20	to	11.36
2019	151,039	16.2221	to	15.2308	2,379,791	1.23	1.35	to	2.10	26.51	to	25.56
2018	193,849	12.8226	to	12.1304	2,426,299	1.77	1.35	to	2.10	(16.35)	to	(16.99)
2017	200,796	15.3295	to	14.6127	3,015,957	1.22	1.35	to	2.10	21.08	to	20.17
V17
2021	44,675	11.0534			493,812	—	1.20			10.58
V19
2021	4,671	10.5858			49,444	2.78	1.20			4.04
V20
2021	32,058	11.1039			355,974	1.38	1.20			9.15
V21
2021	102,864	11.4133			1,174,022	1.67	1.20			13.38
MV1
2021	872,941	10.9850			9,589,244	0.78	1.20			9.59
MV2
2021	32,883	10.6907			351,540	—	1.20			6.00
MV3
2021	102,202	10.8156			1,105,376	—	1.20			9.14
MV4
2021	16,574	10.4284			172,842	0.63	1.20			2.40
J88
2021	3,684,665	12.3086	to	10.5856	41,005,068	1.69	0.65	to	2.10	(2.30)	to	(3.72)
2020	3,783,695	12.5986	to	10.9944	43,536,692	1.66	0.65	to	2.10	6.98	to	5.43
2019	3,728,909	11.7765	to	10.4285	40,491,756	2.38	0.65	to	2.10	7.17	to	5.61
2018	3,741,153	10.9890	to	9.8743	38,269,637	2.30	0.65	to	2.10	(0.88)	to	(2.32)
2017	4,490,602	11.0863	to	9.9802	46,803,470	2.39	0.65	to	2.10	2.63	to	0.94
JF1
2021	23,039	10.3419			238,263	—	1.20			2.92
JF0
2021	40,895	10.3195	to	11.9074	463,590	0.28	1.20			2.46	to	6.92
J94
2021	365,296	47.3369	to	40.7123	15,626,632	0.54	0.65	to	2.10	28.17	to	26.32
2020	508,509	36.9316	to	32.2300	17,173,211	0.57	0.65	to	2.10	24.13	to	22.33
2019	574,362	29.7517	to	26.3469	15,769,422	0.62	0.65	to	2.10	30.59	to	28.69
2018	606,692	22.7832	to	20.4724	12,883,908	0.62	0.65	to	2.10	(7.03)	to	(8.39)
2017	595,767	24.5064	to	22.3467	13,758,720	0.69	0.65	to	2.10	21.25	to	19.50

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
L11
2021	2,605,638	$11.0216	to	$9.7596	$28,047,671	1.80%	0.65%	to	2.35%	4.78%	to	3.00%
2020	2,898,976	10.5186	to	9.4750	30,094,960	2.75	0.65	to	2.35	(1.92)	to	(3.59)
2019	2,926,589	10.7242	to	9.8276	31,286,383	0.88	0.65	to	2.35	17.37	to	15.38
2018	3,351,309	9.1367	to	8.5174	30,828,463	1.85	0.65	to	2.35	(19.09)	to	(20.47)
2017	3,508,497	11.2922	to	10.7098	40,317,841	1.68	0.65	to	2.35	27.00	to	24.85
L42
2021	16,613	10.6432	to	11.5898	182,299	4.16	1.20			6.33	to	10.60
L16
2021	263,842	10.0795	to	11.4767	2,842,314	6.09	1.20			0.52	to	2.04
2020	1,388	11.2470			15,611	10.58	1.20			6.02
L18
2021	467,657	54.9715	to	41.9680	22,030,651	—	1.30	to	2.35	5.08	to	3.97
2020	492,772	37.8028	to	40.3658	22,184,488	—	0.65	to	2.35	38.47	to	36.12
2019	665,279	27.3000	to	29.6554	21,837,274	—	0.65	to	2.35	35.48	to	33.18
2018	834,547	20.1504	to	21.7574	20,439,006	—	0.65	to	2.50	(3.52)	to	(5.32)
2017	1,020,692	20.8862	to	22.9788	26,220,456	—	0.65	to	2.50	22.11	to	19.86
L17
2021	930,958	28.6391	to	31.2187	32,114,142	0.78	0.65	to	2.25	26.49	to	24.47
2020	1,135,208	22.6420	to	25.0818	31,326,927	1.23	0.65	to	2.25	1.11	to	(0.51)
2019	1,152,329	22.3933	to	25.2104	31,755,340	1.20	0.65	to	2.25	20.73	to	18.80
2018	1,358,769	18.5489	to	21.0581	31,371,127	1.43	0.65	to	2.30	(8.76)	to	(10.27)
2017	1,583,940	20.3289	to	23.4681	40,528,331	1.01	0.65	to	2.30	11.85	to	10.00
L19
2021	51,641	9.9295			512,766	6.17	1.20			(0.80)
M07
2021	16,787,920	18.4624	to	17.3837	302,630,577	1.78	1.15	to	1.85	12.82	to	12.01
2020	18,785,970	16.3649	to	15.5191	300,918,369	2.27	1.15	to	1.85	8.56	to	7.78
2019	20,851,912	15.0746	to	14.3983	308,554,370	2.32	1.15	to	1.85	19.01	to	18.17
2018	23,372,110	12.6662	to	12.1847	291,492,108	2.16	1.15	to	1.85	(6.69)	to	(7.36)
2017	26,748,775	13.5747	to	13.1528	358,797,486	2.33	1.15	to	1.85	11.02	to	10.23
M35
2021	15,409,374	18.8458	to	16.3194	266,307,528	1.60	0.65	to	2.35	13.10	to	11.18
2020	17,360,121	16.6635	to	14.6786	268,706,386	2.06	0.65	to	2.35	8.80	to	6.95
2019	19,920,899	15.3152	to	13.7245	286,329,571	2.10	0.65	to	2.35	19.34	to	17.31
2018	23,179,177	12.8336	to	11.5711	281,998,243	1.94	0.65	to	2.55	(6.49)	to	(8.27)
2017	27,563,591	13.7237	to	12.6143	362,120,950	2.12	0.65	to	2.55	11.30	to	9.19
M31
2021	2,848,419	33.6147	to	31.3373	186,951,578	—	1.00	to	1.85	22.30	to	21.26
2020	3,213,412	27.4856	to	25.8435	171,810,807	—	1.00	to	1.85	30.54	to	29.42
2019	3,740,843	21.0558	to	19.9683	152,966,150	0.00	1.00	to	1.85	36.77	to	35.60
2018	4,316,157	15.3951	to	14.7254	128,977,969	0.09	1.00	to	1.85	1.64	to	0.77
2017	4,789,327	15.1470	to	14.6133	141,290,687	0.10	1.00	to	1.85	30.10	to	28.99
M80
2021	420,101	53.5587	to	80.1315	25,414,922	—	0.65	to	2.25	22.44	to	20.48
2020	434,007	43.7438	to	66.5091	24,429,273	—	0.65	to	2.25	30.68	to	28.59
2019	512,464	33.4741	to	51.7228	22,382,240	—	0.65	to	2.25	36.88	to	34.70
2018	581,940	24.4544	to	38.3992	18,852,039	—	0.65	to	2.25	1.74	to	0.11
2017	678,694	24.0356	to	38.3580	21,420,058	—	0.65	to	2.25	30.24	to	28.16
M10
2021	4,596	11.2390			51,656	0.57	1.20			11.50
MF1
2021	1,207,205	24.2491	to	20.7912	27,387,599	—	1.15	to	1.85	12.81	to	12.01
2020	1,363,219	21.4949	to	18.5618	27,495,728	—	1.15	to	1.85	34.92	to	33.96
2019	1,585,873	15.9313	to	13.8562	23,780,230	—	1.15	to	1.85	37.08	to	36.11
2018	1,841,013	11.6216	to	10.1803	20,181,465	—	1.15	to	1.85	0.08	to	(0.64)
2017	2,084,083	11.6128	to	10.2460	22,916,943	0.12	1.15	to	1.85	25.56	to	24.66
M41
2021	833,837	31.6251	to	49.7645	32,057,195	—	1.15	to	2.30	12.57	to	11.27
2020	693,160	38.7964	to	44.7230	28,860,260	—	0.65	to	2.30	35.23	to	33.00
2019	788,367	28.6884	to	33.6261	25,548,387	—	0.65	to	2.30	37.38	to	35.12
2018	955,706	20.8824	to	24.8865	23,268,767	—	0.65	to	2.30	0.29	to	(1.37)
2017	1,151,944	15.3076	to	22.9447	28,534,920	—	1.15	to	2.30	25.23	to	23.72
M05
2021	2,195,487	26.4836	to	24.8539	56,250,892	—	1.00	to	1.85	0.78	to	(0.08)
2020	2,517,095	26.2779	to	24.8728	64,273,735	—	1.00	to	1.85	44.43	to	43.20
2019	2,988,255	18.1945	to	17.3698	53,070,736	—	1.00	to	1.85	40.29	to	39.09
2018	3,478,746	12.9696	to	12.4881	44,227,317	—	1.00	to	1.85	(2.47)	to	(3.30)
2017	3,974,846	13.2975	to	12.9145	52,059,415	—	1.00	to	1.85	25.39	to	24.33
M42
2021	1,481,629	36.0338	to	30.8074	40,478,580	—	0.65	to	2.35	0.91	to	(0.80)
2020	1,288,035	35.7077	to	31.0559	38,522,692	—	0.65	to	2.35	44.64	to	42.18
2019	1,693,473	24.6879	to	21.8430	36,002,846	—	0.65	to	2.35	40.36	to	37.98
2018	2,203,370	17.5893	to	15.6340	34,009,316	—	0.65	to	2.55	(2.36)	to	(4.22)
2017	2,681,606	18.0142	to	16.3232	42,999,861	—	0.65	to	2.55	25.51	to	23.14

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M89
2021	33,841,637	$13.1744	to	$11.0961	$404,255,630	2.48%	0.65%	to	2.30%	(1.71%)	to	(3.33%)
2020	35,614,567	13.4036	to	11.4783	437,174,562	3.23	0.65	to	2.30	7.47	to	5.69
2019	37,989,667	12.4721	to	10.8599	438,069,818	3.15	0.65	to	2.30	9.21	to	7.41
2018	41,255,653	11.4207	to	9.9244	439,785,816	2.95	0.65	to	2.55	(1.97)	to	(3.84)
2017	50,252,561	11.6505	to	10.3209	551,839,591	3.10	0.65	to	2.55	3.51	to	1.55
M82
2021	3,704,273	34.7048	to	30.3638	117,052,638	0.33	0.65	to	2.10	23.71	to	21.91
2020	4,502,844	28.0545	to	24.9064	116,226,746	0.53	0.65	to	2.10	15.56	to	13.88
2019	5,170,576	24.2777	to	21.8715	116,695,377	0.58	0.65	to	2.10	31.74	to	29.83
2018	6,292,487	18.4283	to	16.8461	108,924,665	0.44	0.65	to	2.10	(5.25)	to	(6.63)
2017	7,695,385	19.4490	to	18.0426	142,050,646	1.09	0.65	to	2.10	22.27	to	20.50
M44
2021	5,904,934	15.6263	to	14.8176	90,458,399	1.73	1.15	to	1.85	12.79	to	11.99
2020	6,673,296	13.8539	to	13.2311	90,840,097	2.45	1.15	to	1.85	4.69	to	3.95
2019	7,697,178	13.2329	to	12.7289	100,358,195	3.96	1.15	to	1.85	23.64	to	22.76
2018	8,893,730	10.7023	to	10.3685	94,027,310	1.09	1.15	to	1.85	(0.10)	to	(0.81)
2017	10,265,356	10.7128	to	10.4535	109,070,327	4.23	1.15	to	1.85	13.53	to	12.72
M40
2021	2,943,180	15.5040	to	14.1203	43,411,865	1.52	1.00	to	2.25	12.69	to	11.28
2020	3,459,628	13.7586	to	12.6479	45,658,259	2.17	1.00	to	2.30	4.56	to	3.20
2019	3,882,378	13.1581	to	12.2558	49,315,500	3.71	1.00	to	2.30	23.56	to	21.95
2018	4,706,962	10.6496	to	10.0500	48,720,378	0.83	1.00	to	2.30	(0.20)	to	(1.51)
2017	5,932,848	10.6711	to	10.2037	61,936,024	3.99	1.00	to	2.30	13.35	to	11.88
M83
2021	9,172,645	19.9774	to	25.2445	210,909,834	1.31	1.15	to	2.35	24.03	to	22.52
2020	10,844,086	16.1075	to	20.3494	202,986,803	1.57	1.15	to	2.50	2.29	to	0.90
2019	11,986,049	15.7464	to	20.1686	219,810,033	2.10	1.15	to	2.50	28.32	to	26.58
2018	14,114,772	12.2708	to	15.9337	203,900,118	1.52	1.15	to	2.50	(11.12)	to	(12.33)
2017	16,073,885	13.7996	to	18.1754	262,999,598	1.90	1.15	to	2.50	16.30	to	14.73
M08
2021	4,368,929	28.8656	to	24.7934	104,521,906	1.15	0.65	to	2.30	24.35	to	22.30
2020	4,948,697	23.2142	to	20.2730	98,063,325	1.34	0.65	to	2.30	2.55	to	0.85
2019	5,322,655	22.6372	to	20.1014	104,013,424	1.87	0.65	to	2.30	28.66	to	26.55
2018	6,444,994	17.5939	to	15.8843	99,305,473	1.29	0.65	to	2.30	(10.94)	to	(12.42)
2017	7,634,946	19.7556	to	18.0898	133,865,829	1.70	0.65	to	2.30	16.59	to	14.61
MB6
2021	4,871,706	35.9098	to	32.4026	277,408,439	1.09	1.15	to	1.85	28.04	to	27.14
2020	5,645,548	48.3167	to	25.4852	248,711,024	1.64	1.15	to	1.85	14.02	to	13.21
2019	6,487,980	42.3746	to	22.5117	251,155,159	1.47	1.15	to	1.85	27.70	to	26.80
2018	7,473,605	19.5217	to	17.7543	226,421,225	1.35	1.15	to	1.85	(8.80)	to	(9.45)
2017	8,571,456	21.1244	to	19.6069	285,143,459	1.49	1.15	to	1.85	19.38	to	18.54
MB7
2021	1,230,815	42.6452	to	41.4447	56,959,965	0.90	1.00	to	2.35	27.89	to	26.17
2020	1,522,926	33.3442	to	31.9716	55,806,272	1.39	1.00	to	2.50	13.91	to	12.20
2019	1,845,504	29.2725	to	28.4960	59,738,770	1.24	1.00	to	2.50	27.59	to	25.67
2018	2,169,101	22.9432	to	22.6747	55,602,465	1.12	1.00	to	2.50	(8.91)	to	(10.29)
2017	2,537,208	25.1886	to	25.2752	72,128,774	1.29	1.00	to	2.50	19.27	to	17.48
MC0
2021	1,634,523	28.7586	to	24.1074	43,565,677	2.89	1.15	to	1.85	(2.52)	to	(3.22)
2020	1,809,941	29.5028	to	24.9086	49,656,153	3.49	1.15	to	1.85	9.31	to	8.53
2019	1,943,211	26.9909	to	22.9516	48,982,248	3.78	1.15	to	1.85	13.35	to	12.54
2018	2,179,178	23.8130	to	20.3944	48,602,145	3.83	1.15	to	1.85	(4.11)	to	(4.80)
2017	2,441,264	23.6529	to	21.4218	57,018,142	3.71	1.15	to	1.85	5.17	to	4.43

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA0
2021	5,223,179	$15.3082	to	$16.3058	$108,364,502	2.65%	0.65%	to	2.30%	(2.30%)	to	(3.91%)
2020	5,624,668	15.6680	to	16.9686	120,564,336	3.23	0.65	to	2.30	9.62	to	7.81
2019	6,042,604	14.2930	to	15.7393	119,375,562	3.56	0.65	to	2.30	13.71	to	11.84
2018	6,527,847	12.5691	to	14.0727	114,567,450	3.56	0.65	to	2.30	(3.94)	to	(5.53)
2017	8,061,502	13.0848	to	14.8968	148,735,679	3.48	0.65	to	2.30	5.42	to	3.69
MC2
2021	2,234,340	65.6662	to	40.5924	112,778,430	0.43	1.15	to	1.85	23.89	to	23.00
2020	2,470,136	53.0054	to	33.0008	100,805,765	0.72	1.15	to	1.85	17.35	to	16.52
2019	2,842,931	45.1674	to	28.3230	99,104,962	0.80	1.15	to	1.85	31.68	to	30.74
2018	3,277,605	34.3018	to	21.6637	87,496,028	0.67	1.15	to	1.85	(4.93)	to	(5.61)
2017	3,720,811	36.0812	to	22.9519	104,851,766	0.94	1.15	to	1.85	23.41	to	22.53
MC1
2021	1,978,824	45.1206	to	33.9463	57,493,057	0.28	0.65	to	2.10	24.24	to	22.44
2020	1,537,433	36.3164	to	27.1465	45,807,307	0.49	0.65	to	2.25	17.61	to	15.73
2019	1,523,361	30.8774	to	23.4566	40,168,506	0.55	0.65	to	2.25	32.01	to	29.90
2018	1,773,236	23.3905	to	18.0574	35,718,016	0.44	0.65	to	2.25	(4.69)	to	(6.23)
2017	1,906,718	24.5425	to	19.2561	40,697,930	0.69	0.65	to	2.25	23.70	to	21.73
MC3
2021	410,914	33.9318	to	28.2467	13,519,187	0.48	1.00	to	1.85	(7.68)	to	(8.47)
2020	434,670	36.7551	to	30.8600	15,572,429	3.15	1.00	to	1.85	9.46	to	8.52
2019	504,336	33.5786	to	28.4361	16,599,951	0.66	1.00	to	1.85	19.31	to	18.30
2018	554,697	28.1431	to	24.0378	15,397,927	0.34	1.00	to	1.85	(14.80)	to	(15.53)
2017	634,839	33.0334	to	28.4588	20,782,715	1.07	1.00	to	1.85	36.58	to	35.42
MA1
2021	805,231	11.5081	to	14.8351	14,792,442	0.26	0.65	to	2.30	(7.63)	to	(9.15)
2020	792,705	12.4585	to	16.3297	15,901,793	3.07	0.65	to	2.30	9.61	to	7.80
2019	858,553	11.3658	to	15.1481	15,637,358	0.39	0.65	to	2.30	19.40	to	17.43
2018	1,031,804	9.5190	to	12.4719	15,818,098	0.11	0.65	to	2.55	(14.69)	to	(16.32)
2017	1,143,328	11.1584	to	14.9044	20,721,186	0.87	0.65	to	2.55	36.77	to	34.18
MC4
2021	419,083	17.9955	to	15.0453	7,790,953	2.29	1.00	to	1.85	(8.35)	to	(9.13)
2020	468,779	19.6356	to	16.5576	9,549,492	1.34	1.00	to	1.85	9.50	to	8.56
2019	488,093	17.9328	to	15.2520	9,214,260	2.47	1.00	to	1.85	5.02	to	4.12
2018	491,260	17.0758	to	14.6479	8,788,957	0.96	1.00	to	1.85	(2.10)	to	(2.94)
2017	560,127	17.4420	to	15.0913	10,319,234	—	1.00	to	1.85	5.93	to	5.02
MC5
2021	53,285	16.1852	to	14.0095	774,351	2.13	1.15	to	1.85	(8.78)	to	(9.42)
2020	52,192	17.7438	to	15.4672	838,675	1.09	1.15	to	1.85	9.08	to	8.31
2019	54,156	16.2674	to	14.2806	803,500	2.12	1.15	to	1.85	4.58	to	3.84
2018	57,413	15.5555	to	13.7522	822,077	0.59	1.15	to	1.85	(2.46)	to	(3.15)
2017	70,046	15.9475	to	14.1990	1,030,360	—	1.15	to	1.85	5.49	to	4.75
MC6
2021	771,960	73.9333	to	31.4073	51,158,158	0.08	1.15	to	1.85	17.17	to	16.34
2020	889,721	63.0979	to	26.9964	49,379,018	0.48	1.15	to	1.85	19.38	to	18.53
2019	1,046,941	52.8547	to	22.7764	48,073,037	0.56	1.15	to	1.85	34.46	to	33.50
2018	1,208,296	39.3087	to	17.0605	41,358,792	0.50	1.15	to	1.85	(5.92)	to	(6.59)
2017	1,418,436	41.7825	to	18.2650	51,346,527	1.08	1.15	to	1.85	30.64	to	29.71

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC7
2021	326,798	$46.6648	to	$49.7595	$7,107,507	—%	1.15%	to	2.10%	16.85%	to	15.74%
2020	81,398	39.9341	to	42.9915	2,938,940	0.27	1.15	to	2.10	19.10	to	17.97
2019	62,083	33.5290	to	36.4438	2,098,442	0.26	1.15	to	2.10	34.10	to	32.83
2018	66,578	25.0026	to	24.3194	1,746,938	0.18	1.15	to	2.55	(6.16)	to	(7.48)
2017	86,375	26.6434	to	26.2859	2,493,312	0.82	1.15	to	2.55	30.26	to	28.44
MC8
2021	1,946,201	43.3357	to	21.1484	87,548,726	0.56	1.15	to	1.85	17.16	to	16.32
2020	2,212,426	36.9895	to	18.1807	84,092,150	1.29	1.15	to	1.85	15.16	to	14.34
2019	2,503,331	32.1194	to	15.9005	82,722,075	1.05	1.15	to	1.85	30.46	to	29.53
2018	2,886,932	24.6202	to	12.2754	73,514,254	0.98	1.15	to	1.85	(9.87)	to	(10.52)
2017	3,335,907	27.3168	to	13.7182	93,561,955	1.55	1.15	to	1.85	24.09	to	23.21
MC9
2021	137,169	30.6205	to	34.4621	4,482,978	0.35	1.15	to	2.10	16.84	to	15.73
2020	155,838	26.2070	to	29.7782	4,360,418	1.12	1.15	to	2.10	14.90	to	13.80
2019	196,208	23.0220	to	26.1665	4,864,373	0.75	1.10	to	2.10	30.17	to	28.87
2018	237,401	17.6857	to	20.3047	4,525,231	0.69	1.10	to	2.10	(10.07)	to	(10.97)
2017	286,878	19.6652	to	24.0412	6,164,998	1.31	1.10	to	2.10	23.80	to	22.38
MD0
2021	1,019,553	35.8776	to	21.9564	34,024,392	0.99	1.15	to	1.85	1.62	to	0.89
2020	1,163,904	35.3064	to	21.7618	38,395,317	1.77	1.15	to	1.85	5.02	to	4.27
2019	1,307,551	33.6202	to	20.8714	41,117,262	2.76	1.15	to	1.85	13.28	to	12.47
2018	1,492,809	29.6796	to	18.5572	41,494,783	0.78	1.15	to	1.85	(5.60)	to	(6.27)
2017	1,660,704	31.4392	to	19.7991	49,219,805	3.09	1.15	to	1.85	9.57	to	8.79
M92
2021	30,686,068	15.7916	to	13.8071	452,982,266	0.77	0.65	to	2.10	1.92	to	0.44
2020	34,014,709	15.4948	to	13.7468	497,327,759	1.53	0.65	to	2.10	5.30	to	3.77
2019	36,890,746	14.7155	to	13.2480	517,149,066	2.53	0.65	to	2.10	13.56	to	11.91
2018	41,927,838	12.9584	to	11.3564	522,436,665	0.50	0.65	to	2.55	(5.42)	to	(7.23)
2017	49,628,528	13.7016	to	12.2413	660,187,553	2.90	0.65	to	2.55	9.87	to	7.79
M96
2021	3,218,442	21.4068	to	15.9794	65,090,263	2.16	1.15	to	1.85	(3.01)	to	(3.70)
2020	3,523,218	22.0701	to	16.5926	73,321,730	2.87	1.15	to	1.85	5.16	to	4.41
2019	3,639,440	20.9862	to	15.8911	72,819,390	2.99	1.15	to	1.85	5.31	to	4.56
2018	3,973,046	19.9272	to	15.1974	75,920,316	3.21	1.15	to	1.85	(0.68)	to	(1.39)
2017	4,489,943	17.2070	to	15.4120	86,941,433	3.10	1.15	to	1.85	1.05	to	0.34
MD2
2021	10,271,732	11.5256	to	11.2262	137,119,763	1.98	0.65	to	2.35	(2.78)	to	(4.43)
2020	10,355,615	11.8547	to	11.4325	143,712,003	2.58	0.65	to	2.50	5.43	to	3.47
2019	11,100,477	11.2446	to	11.0487	147,558,037	2.69	0.65	to	2.50	5.66	to	3.71
2018	12,122,983	10.6424	to	10.6537	154,081,038	2.92	0.65	to	2.50	(0.48)	to	(2.33)
2017	14,812,278	10.6942	to	10.9081	191,222,631	2.80	0.65	to	2.50	1.37	to	(0.51)
MA6
2021	1,368,575	26.7820	to	22.3516	40,717,957	4.83	1.00	to	1.85	2.45	to	1.58
2020	1,534,921	26.1407	to	22.0039	44,688,959	5.51	1.00	to	1.85	4.03	to	3.14
2019	1,688,655	25.1272	to	21.3330	47,736,189	5.60	1.00	to	1.85	13.66	to	12.69
2018	1,900,008	22.1072	to	18.9302	47,713,973	5.56	1.00	to	1.85	(4.05)	to	(4.87)
2017	2,138,564	23.0408	to	19.9002	56,471,575	6.41	1.00	to	1.85	5.62	to	4.73
MA3
2021	1,302,505	14.5051	to	19.2562	31,224,647	4.74	0.65	to	2.35	2.41	to	0.68
2020	1,396,338	14.1633	to	18.6163	32,918,703	5.29	0.65	to	2.50	4.17	to	2.24
2019	1,558,342	13.5966	to	18.2086	35,601,324	5.36	0.65	to	2.50	13.69	to	11.59
2018	1,798,423	11.9591	to	16.3168	36,323,910	5.31	0.65	to	2.50	(3.87)	to	(5.66)
2017	2,196,928	12.4407	to	17.2951	46,577,368	6.18	0.65	to	2.50	5.62	to	3.67

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M97
2021	988,295	$33.6602	to	$28.6121	$34,546,173	0.50%	1.00%	to	1.85%	8.18%	to	7.25%
2020	1,090,158	31.1162	to	26.6768	35,444,368	1.43	1.00	to	1.85	14.68	to	13.70
2019	1,237,228	27.1338	to	23.4630	35,189,191	1.19	1.00	to	1.85	26.03	to	24.95
2018	1,477,939	21.5299	to	18.7772	33,622,626	1.00	1.00	to	1.85	(9.93)	to	(10.71)
2017	1,626,676	23.9046	to	21.0285	41,434,975	1.35	1.00	to	1.85	31.32	to	30.20
MD5
2021	620,289	22.0773	to	18.6580	15,046,507	0.38	0.65	to	2.10	8.28	to	6.72
2020	719,733	20.3882	to	17.4838	16,013,520	1.26	0.65	to	2.10	14.75	to	13.08
2019	808,213	17.7677	to	15.4613	15,834,413	0.97	0.65	to	2.10	26.29	to	24.46
2018	962,074	14.0694	to	12.4231	15,071,974	0.80	0.65	to	2.10	(9.89)	to	(11.21)
2017	1,078,505	15.6143	to	13.9913	18,981,547	1.11	0.65	to	2.10	31.49	to	29.59
M98
2021	710,097	73.3937	to	42.9718	41,017,390	0.33	1.15	to	1.85	9.30	to	8.52
2020	795,345	67.1512	to	39.5986	42,167,610	0.99	1.15	to	1.85	19.15	to	18.30
2019	934,776	56.3598	to	33.4739	41,533,157	1.83	1.15	to	1.85	24.51	to	23.62
2018	1,074,993	45.2653	to	27.0771	38,478,624	1.09	1.15	to	1.85	(10.53)	to	(11.17)
2017	1,198,867	50.5904	to	30.4809	48,280,305	1.46	1.15	to	1.85	25.70	to	24.81
M93
2021	3,034,082	30.0052	to	22.7172	77,636,236	0.14	0.65	to	2.25	9.56	to	7.81
2020	3,403,967	27.3870	to	21.0714	80,121,412	0.77	0.65	to	2.25	19.42	to	17.51
2019	4,106,841	22.9326	to	17.9314	81,110,609	1.43	0.65	to	2.25	24.84	to	22.84
2018	5,081,903	18.3700	to	14.5970	81,180,035	0.89	0.65	to	2.25	(10.31)	to	(11.76)
2017	5,752,465	20.4825	to	16.5415	103,459,909	1.25	0.65	to	2.25	26.00	to	23.99
MD6
2021	8,513,738	32.7594	to	29.4761	376,376,169	0.24	1.00	to	1.85	24.72	to	23.65
2020	9,721,767	26.2674	to	23.8377	345,687,434	0.45	1.00	to	1.85	21.30	to	20.26
2019	11,233,612	21.6551	to	19.8213	330,355,652	0.58	1.00	to	1.85	38.56	to	37.38
2018	13,004,247	15.6292	to	14.4286	276,836,568	0.57	1.00	to	1.85	(0.20)	to	(1.06)
2017	14,886,576	15.6611	to	14.5830	318,872,497	0.64	1.00	to	1.85	27.15	to	26.06
MB3
2021	812,853	47.0938	to	49.0183	39,021,196	0.03	1.00	to	2.30	24.40	to	22.79
2020	923,299	37.8558	to	39.9217	35,764,443	0.22	1.00	to	2.30	20.98	to	19.40
2019	1,119,963	31.2923	to	33.1589	36,267,396	0.34	1.00	to	2.30	38.19	to	36.39
2018	1,313,651	22.6443	to	24.3110	30,935,440	0.33	1.00	to	2.30	(0.43)	to	(1.74)
2017	1,558,343	22.7430	to	24.5561	37,335,745	0.41	1.00	to	2.30	26.82	to	25.11
MD8
2021	3,357,118	11.6743	to	8.8178	36,673,308	—	1.15	to	1.85	(1.14)	to	(1.84)
2020	3,207,388	11.8087	to	8.9832	35,684,810	0.22	1.15	to	1.85	(0.92)	to	(1.63)
2019	3,364,994	11.9190	to	9.1323	37,977,970	1.63	1.15	to	1.85	0.48	to	(0.24)
2018	3,729,600	11.8621	to	9.1539	42,172,705	1.24	1.15	to	1.85	0.10	to	(0.62)
2017	4,346,081	11.8502	to	9.2106	49,280,656	0.29	1.15	to	1.85	(0.84)	to	(1.55)
MD9
2021	11,382,495	9.7474	to	7.6203	98,542,144	—	0.65	to	2.35	(0.65)	to	(2.34)
2020	12,145,036	9.8111	to	7.5942	106,966,888	0.22	0.65	to	2.50	(0.43)	to	(2.28)
2019	12,065,194	9.8538	to	7.7712	107,716,092	1.63	0.65	to	2.50	0.98	to	(0.89)
2018	13,539,953	9.7586	to	7.7780	120,800,340	1.24	0.65	to	2.55	0.60	to	(1.32)
2017	15,193,772	9.7005	to	7.8820	136,576,068	0.27	0.65	to	2.55	(0.36)	to	(2.25)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
ME2
2021	752,499	$39.7827	to	$20.4860	$19,973,577	0.82%	1.15%	to	1.85%	10.30%	to	9.52%
2020	845,774	36.0675	to	18.7059	20,437,101	2.08	1.15	to	1.85	11.66	to	10.86
2019	932,101	32.3022	to	16.8736	20,256,254	1.46	1.15	to	1.85	26.59	to	25.69
2018	1,042,465	25.5179	to	13.4252	17,993,248	1.45	1.15	to	1.85	(15.11)	to	(15.72)
2017	1,141,329	17.4281	to	15.9287	23,371,436	1.86	1.15	to	1.85	26.82	to	25.93
ME3
2021	1,189,934	18.8608	to	28.2516	36,414,019	0.67	0.65	to	2.25	10.54	to	8.78
2020	1,298,599	17.0617	to	24.6473	36,422,484	1.84	0.65	to	2.30	11.98	to	10.13
2019	1,520,079	15.2365	to	22.3803	38,549,046	1.19	0.65	to	2.30	26.84	to	24.75
2018	1,836,472	18.4314	to	17.9397	37,158,328	1.16	1.15	to	2.30	(15.31)	to	(16.29)
2017	2,028,320	21.7632	to	22.3708	48,795,329	1.56	1.15	to	2.30	26.44	to	24.98
MA5
2021	990,712	24.1423	to	21.1523	23,061,684	3.03	1.15	to	1.85	(0.69)	to	(1.38)
2020	1,185,994	25.2170	to	21.4491	27,848,458	3.61	1.15	to	1.85	8.10	to	7.33
2019	1,166,830	23.3272	to	19.9843	25,413,532	3.51	1.15	to	1.85	10.33	to	9.55
2018	1,231,924	21.1430	to	18.2429	24,401,310	3.97	1.15	to	1.85	(3.11)	to	(3.80)
2017	1,331,223	21.8216	to	18.9642	27,284,742	4.59	1.15	to	1.85	5.03	to	4.28
MA7
2021	173,444	22.5501	to	18.2825	3,559,201	2.88	1.15	to	2.10	(1.05)	to	(1.99)
2020	176,159	22.7896	to	18.6542	3,668,590	3.37	1.15	to	2.10	7.86	to	6.83
2019	208,505	21.1297	to	17.4621	4,050,311	3.24	1.15	to	2.10	10.01	to	8.97
2018	237,611	19.2064	to	16.0251	4,209,261	3.62	1.15	to	2.10	(3.24)	to	(4.16)
2017	273,266	19.8489	to	16.7212	5,014,013	4.47	1.15	to	2.10	4.67	to	3.68
ME4
2021	754,745	32.6409	to	26.2130	22,058,504	—	1.15	to	1.85	12.38	to	11.59
2020	880,180	29.0458	to	23.4907	22,945,612	—	1.15	to	1.85	45.15	to	44.13
2019	998,683	20.0112	to	16.2986	17,984,787	—	1.15	to	1.85	34.59	to	33.65
2018	1,220,819	13.9374	to	12.1950	16,422,089	—	1.15	to	1.85	0.57	to	(0.15)
2017	1,385,665	14.7855	to	12.2136	18,552,134	—	1.15	to	1.85	37.41	to	36.45
MA2
2021	610,914	64.4137	to	59.7321	11,344,654	—	1.15	to	2.05	12.13	to	11.11
2020	109,909	57.4480	to	53.7571	3,033,373	—	1.15	to	2.05	44.72	to	43.42
2019	49,526	39.6947	to	37.4828	1,658,655	—	1.15	to	2.05	34.32	to	33.11
2018	46,625	29.5533	to	28.1602	1,370,549	—	1.15	to	2.05	0.35	to	(0.56)
2017	66,266	29.4506	to	28.3191	1,893,319	—	1.15	to	2.05	37.06	to	35.83

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MF3
2021	1,930,410	$36.7555	to	$26.0230	$53,130,086	0.68%	0.65%	to	2.30%	28.33%	to	26.22%
2020	2,223,974	28.6404	to	20.6169	49,915,126	0.63	0.65	to	2.30	1.48	to	(0.20)
2019	2,340,999	28.2240	to	20.6585	52,379,843	0.47	0.65	to	2.30	25.54	to	23.47
2018	2,805,821	22.4828	to	16.7318	50,559,537	0.58	0.65	to	2.30	(5.97)	to	(7.53)
2017	3,443,010	23.9106	to	18.0944	66,706,871	0.61	0.65	to	2.30	13.95	to	12.08
MF5
2021	18,283,238	18.6494	to	19.2268	373,266,922	1.99	0.65	to	2.10	6.01	to	4.47
2020	20,582,839	17.5922	to	18.4038	401,376,214	2.34	0.65	to	2.10	11.33	to	9.71
2019	22,941,913	15.8017	to	16.7750	405,951,754	2.34	0.65	to	2.10	15.72	to	14.04
2018	26,810,432	13.6551	to	14.0355	414,465,602	1.89	0.65	to	2.55	(3.56)	to	(5.40)
2017	32,045,960	14.1589	to	14.8364	518,959,227	1.86	0.65	to	2.55	10.52	to	8.42
MF6
2021	38,728	45.2722	to	39.5985	1,634,908	1.44	1.35	to	2.30	28.37	to	27.15
2020	48,032	35.2659	to	31.1426	1,580,465	4.72	1.35	to	2.30	0.11	to	(0.84)
2019	52,821	35.2256	to	31.4072	1,744,187	3.63	1.35	to	2.30	25.17	to	23.97
2018	62,209	28.1431	to	21.0070	1,644,682	4.07	1.35	to	2.55	(4.34)	to	(5.50)
2017	76,502	29.4215	to	22.2303	2,125,475	4.14	1.35	to	2.55	11.81	to	10.46
MF7
2021	1,789,011	26.5597	to	25.3095	49,854,935	1.04	0.65	to	2.35	29.03	to	26.84
2020	2,144,042	20.5844	to	19.9538	47,747,308	3.86	0.65	to	2.35	0.49	to	(1.22)
2019	2,253,830	20.4845	to	20.2009	50,523,551	2.83	0.65	to	2.35	25.85	to	23.72
2018	2,678,520	16.2765	to	15.9585	48,236,259	3.15	0.65	to	2.50	(3.97)	to	(5.75)
2017	3,417,578	16.9486	to	16.9319	64,836,183	3.34	0.65	to	2.50	12.33	to	10.26
MF9
2021	9,936,732	27.9242	to	30.8644	325,550,305	1.44	0.65	to	2.30	14.79	to	12.90
2020	11,100,750	24.3257	to	27.3370	328,149,552	1.81	0.65	to	2.30	14.71	to	12.81
2019	12,493,257	21.2067	to	24.2321	325,781,690	1.98	0.65	to	2.30	25.84	to	23.77
2018	14,628,661	16.8520	to	19.5785	306,459,709	1.53	0.65	to	2.30	(6.08)	to	(7.63)
2017	17,175,741	17.9426	to	21.1967	387,084,303	1.58	0.65	to	2.30	18.74	to	16.78

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MG1
2021	8,152,240	$13.0694	to	$12.5122	$111,770,527	0.82%	0.65%	to	2.30%	0.66%	to	(1.00%)
2020	8,522,169	12.9838	to	12.6385	117,256,139	0.20	0.65	to	2.30	12.47	to	10.62
2019	9,471,698	11.5440	to	11.4256	116,989,865	1.39	0.65	to	2.30	7.35	to	5.58
2018	10,546,363	10.7537	to	10.8217	122,512,404	1.41	0.65	to	2.30	(5.32)	to	(6.89)
2017	12,433,916	11.3584	to	11.6227	154,195,257	—	0.65	to	2.30	7.29	to	5.52
MF2
2021	16,971,070	11.0439	to	9.5319	176,852,160	2.27	1.30	to	2.35	(1.14)	to	(2.18)
2020	17,098,090	11.1715	to	9.5550	180,924,192	3.07	1.30	to	2.50	2.98	to	1.74
2019	18,692,242	10.8479	to	9.3915	192,914,646	2.64	1.30	to	2.50	3.82	to	2.57
2018	20,371,715	10.4484	to	9.1557	203,393,960	1.99	1.30	to	2.50	(0.04)	to	(1.25)
2017	25,006,600	10.4531	to	9.2719	250,847,512	1.58	1.30	to	2.50	0.41	to	(0.79)
MG2
2021	9,896,928	10.8464	to	9.5241	100,588,147	2.01	0.65	to	2.10	(0.84)	to	(2.27)
2020	10,230,519	10.9379	to	9.7457	105,961,857	2.87	0.65	to	2.10	3.47	to	1.97
2019	10,825,862	10.5709	to	9.5576	109,445,390	2.39	0.65	to	2.10	4.21	to	2.70
2018	11,204,328	10.1434	to	9.3060	109,785,950	1.72	0.65	to	2.10	0.33	to	(1.13)
2017	13,429,422	10.1103	to	9.4127	132,553,973	1.32	0.65	to	2.10	0.79	to	(0.67)
MG3
2021	758,430	33.5473	to	29.3644	23,879,329	0.79	1.30	to	2.25	29.29	to	28.06
2020	938,041	25.9474	to	22.9302	22,965,486	1.23	1.30	to	2.25	2.52	to	1.54
2019	1,024,055	25.3101	to	22.4470	24,538,343	1.27	1.30	to	2.30	29.42	to	28.12
2018	1,245,032	19.5567	to	17.5199	23,170,786	0.87	1.30	to	2.30	(12.60)	to	(13.49)
2017	1,418,470	22.3771	to	20.2510	30,353,538	1.23	1.30	to	2.30	12.20	to	11.08
MG4
2021	728,565	36.2553	to	28.9520	21,209,255	0.69	0.65	to	2.10	29.76	to	27.88
2020	863,349	27.9411	to	22.6405	20,796,934	1.01	0.65	to	2.10	3.00	to	1.50
2019	902,847	27.1282	to	22.3061	21,333,453	0.97	0.65	to	2.10	29.86	to	27.98
2018	1,126,976	20.8908	to	17.4300	20,713,591	0.66	0.65	to	2.10	(12.19)	to	(13.47)
2017	1,375,595	23.7913	to	20.1438	29,079,628	1.03	0.65	to	2.10	12.67	to	11.04
MG6
2021	46,425,382	23.2422	to	25.4322	1,251,694,528	1.74	0.65	to	2.10	10.53	to	8.93
2020	53,265,460	21.0271	to	23.3467	1,317,510,683	2.09	0.65	to	2.10	13.34	to	11.69
2019	59,093,135	18.5528	to	20.9032	1,302,584,592	2.21	0.65	to	2.10	21.11	to	19.35
2018	68,298,700	15.3192	to	17.5137	1,255,969,013	1.83	0.65	to	2.10	(4.75)	to	(6.14)
2017	79,683,750	16.0837	to	18.3989	1,554,414,108	1.78	0.65	to	2.10	14.49	to	12.66
MG7
2021	359,058	36.2709	to	38.5663	9,845,653	0.67	0.65	to	2.10	33.00	to	31.08
2020	238,186	27.2704	to	29.4223	7,202,052	0.78	0.65	to	2.10	3.05	to	1.56
2019	251,133	26.4623	to	28.9714	7,626,096	0.53	0.65	to	2.10	32.56	to	30.64
2018	315,136	19.9625	to	22.1766	7,295,067	0.25	0.65	to	2.10	(11.58)	to	(12.87)
2017	369,553	22.5770	to	25.4523	9,790,084	0.77	0.65	to	2.10	14.27	to	12.61
V46
2021	8,447	10.0347			84,761	—	1.20			0.31
V45
2021	132,080	11.2667	to	15.5677	1,961,048	0.81	1.20			12.64	to	20.22
2020	5,499	12.9495			71,215	0.96	1.20			11.85
U43
2021	40,230	10.6023	to	12.9349	482,399	2.61	1.20			4.42	to	12.64
2020	223	11.4834			2,563	—	1.20			(2.62)
U41
2021	78,952	10.1375	to	12.6744	887,878	1.45	1.20			1.07	to	6.93
2020	6,583	11.8534			78,025	—	1.20			9.52
V44
2021	962,417	74.0105	to	63.6535	27,952,666	—	0.65	to	2.10	(0.80)	to	(2.24)
2020	316,106	74.6058	to	63.8935	17,695,239	—	0.65	to	2.30	115.35	to	111.80
2019	353,950	34.6435	to	30.6790	11,234,842	—	0.65	to	2.10	30.61	to	28.72
2018	394,577	26.5236	to	23.8336	9,712,851	—	0.65	to	2.10	6.60	to	5.04
2017	379,850	24.8821	to	22.4004	8,875,409	—	0.65	to	2.10	41.90	to	39.56

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V43
2021	124,972	$63.6083	to	$57.2608	$7,596,199	—%	1.35%	to	2.10%	(12.39%)	to	(13.05%)
2020	123,333	67.7439	to	65.8571	8,607,368	—	0.65	to	2.10	150.41	to	146.78
2019	278,593	27.0537	to	26.6870	7,856,010	—	0.65	to	2.10	39.06	to	37.04
2018	315,995	19.4551	to	19.4736	6,474,748	—	0.65	to	2.10	9.81	to	8.20
2017	362,270	19.3957	to	17.9971	6,836,255	—	1.35	to	2.10	36.74	to	35.71
O19
2021	315,397	44.3413	to	43.6026	16,770,766	—	1.30	to	2.30	20.70	to	19.49
2020	346,272	36.7382	to	36.4919	15,307,924	—	1.30	to	2.30	34.47	to	33.12
2019	420,729	27.3210	to	27.4130	13,908,076	—	1.30	to	2.30	34.08	to	32.74
2018	513,394	20.3759	to	19.4884	12,674,828	—	1.30	to	2.35	(7.18)	to	(8.16)
2017	596,679	22.1306	to	21.2210	15,940,507	0.01	1.30	to	2.35	25.68	to	23.55
O23
2021	1,020,006	10.4185	to	12.9839	13,814,920	1.30	1.20	to	2.10	3.51	to	7.99
2020	975,012	13.3581	to	12.0227	12,497,860	1.88	1.35	to	2.10	13.04	to	12.19
2019	967,190	11.8170	to	10.7166	11,010,608	2.02	1.35	to	2.10	15.64	to	14.77
2018	1,046,363	10.2190	to	9.3377	10,331,463	1.76	1.35	to	2.10	(6.81)	to	(7.52)
2017	1,132,316	11.0263	to	10.0966	12,031,669	1.73	1.30	to	2.10	7.54	to	6.68
O20
2021	329,635	33.5401	to	38.2062	14,019,771	—	0.65	to	2.25	14.42	to	12.60
2020	402,248	29.3124	to	33.9323	15,120,338	0.42	0.65	to	2.25	26.51	to	24.48
2019	518,280	23.1704	to	27.2588	15,548,955	0.62	0.65	to	2.25	30.60	to	28.51
2018	653,189	17.7414	to	21.2107	15,149,305	0.76	0.65	to	2.25	(13.96)	to	(15.34)
2017	742,825	20.6196	to	25.0546	20,253,728	0.70	0.65	to	2.25	35.44	to	33.28
O21
2021	3,132,141	11.2304	to	37.7636	141,108,534	0.48	1.20	to	2.35	10.65	to	24.26
2020	4,000,444	32.2906	to	29.5789	144,017,824	1.13	1.30	to	2.50	12.22	to	10.86
2019	4,719,995	28.7756	to	26.6808	152,120,634	0.82	1.30	to	2.50	30.03	to	28.47
2018	5,849,961	22.1301	to	20.7688	145,625,526	0.91	1.30	to	2.50	(9.30)	to	(10.39)
2017	6,885,439	24.3981	to	23.1777	189,799,968	1.04	1.30	to	2.50	15.13	to	13.74
O04
2021	87,399	65.2883	to	54.6709	5,247,251	0.18	1.35	to	2.25	20.62	to	19.53
2020	95,060	54.1286	to	45.7385	4,751,864	0.36	1.35	to	2.25	18.02	to	16.95
2019	112,700	45.8637	to	39.1083	4,793,286	0.00	1.35	to	2.25	24.44	to	23.31
2018	133,222	36.8575	to	31.7147	4,562,326	0.06	1.35	to	2.25	(11.75)	to	(12.55)
2017	163,130	30.7748	to	36.2667	6,344,911	0.64	1.35	to	2.25	12.44	to	11.37
PH2
2021	17,517	21.5920	to	20.3902	367,935	0.07	1.35	to	1.90	17.73	to	17.08
2020	22,083	18.3408	to	17.4161	396,045	1.10	1.35	to	1.90	11.51	to	10.89
2019	23,358	16.4478	to	15.9711	376,666	1.47	1.35	to	1.70	25.81	to	25.36
2018	28,613	13.0736	to	12.5993	367,455	1.48	1.35	to	1.85	(11.95)	to	(12.40)
2017	37,723	14.8480	to	14.3363	552,210	3.35	1.35	to	1.85	21.34	to	20.67
P08
2021	915,599	19.7564	to	17.4679	17,128,845	11.10	1.35	to	2.10	14.67	to	13.81
2020	1,018,738	17.2291	to	15.3489	16,682,026	5.01	1.35	to	2.10	6.55	to	5.75
2019	1,102,174	16.1693	to	14.2034	16,987,769	2.93	1.35	to	2.25	10.39	to	9.39
2018	1,178,282	14.6475	to	12.9838	16,485,880	3.10	1.35	to	2.25	(6.69)	to	(7.53)
2017	1,399,377	15.6974	to	14.0418	21,100,589	4.65	1.35	to	2.25	12.02	to	11.01

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PC0
2021	938,639	$16.6600	to	$14.3281	$14,197,943	10.95%	0.65%	to	2.10%	15.29%	to	13.62%
2020	1,034,110	14.4508	to	12.6108	13,695,289	4.82	0.65	to	2.10	7.21	to	5.65
2019	1,187,243	13.4796	to	11.9366	14,802,101	2.77	0.65	to	2.10	11.02	to	9.41
2018	1,390,142	12.1418	to	10.9101	15,777,531	2.96	0.65	to	2.10	(6.06)	to	(7.43)
2017	1,647,311	12.9256	to	11.7862	20,084,264	4.59	0.65	to	2.10	12.64	to	11.01
P70
2021	158,073	6.9976	to	6.0494	1,725,004	4.99	0.65	to	2.05	32.25	to	30.40
2020	51,525	5.2914	to	4.6392	257,269	6.31	0.65	to	2.05	0.57	to	(0.84)
2019	52,264	5.2614	to	4.6785	255,626	4.19	0.65	to	2.05	10.63	to	9.08
2018	62,897	4.7559	to	4.2891	280,406	1.97	0.65	to	2.05	(14.76)	to	(15.96)
2017	66,417	5.5796	to	5.1038	350,533	10.69	0.65	to	2.05	1.39	to	(0.03)
P10
2021	3,074,661	7.8181	to	6.3731	21,953,980	4.17	0.65	to	2.35	32.48	to	30.23
2020	4,052,034	5.9015	to	4.8938	22,070,683	6.44	0.65	to	2.35	0.69	to	(1.02)
2019	4,210,677	5.8610	to	4.9443	23,012,902	4.48	0.65	to	2.35	10.71	to	8.83
2018	4,476,996	5.2941	to	4.5432	22,324,165	2.10	0.65	to	2.35	(14.69)	to	(16.15)
2017	5,309,995	6.2059	to	5.4182	31,374,446	11.24	0.65	to	2.35	1.49	to	(0.23)
PK8
2021	206,159	14.7431	to	28.9308	6,635,426	4.48	0.65	to	2.30	(3.21)	to	(4.80)
2020	230,453	15.2317	to	30.3907	7,446,911	4.59	0.65	to	2.30	6.01	to	4.26
2019	254,755	14.3682	to	29.1500	7,902,801	4.42	0.65	to	2.30	14.05	to	12.17
2018	278,892	12.5980	to	17.7675	7,700,705	4.12	0.65	to	2.55	(5.36)	to	(7.16)
2017	353,094	13.3109	to	19.1381	10,501,720	5.08	0.65	to	2.55	9.18	to	7.11
P20
2021	10,708	13.4322	to	12.4875	140,557	4.39	1.35	to	2.05	(3.98)	to	(4.66)
2020	11,525	13.9894	to	13.0974	158,253	4.49	1.35	to	2.05	5.16	to	4.42
2019	16,181	13.3032	to	12.4903	211,235	4.37	1.35	to	2.10	13.14	to	12.29
2018	36,604	11.7584	to	11.1236	422,826	4.02	1.35	to	2.10	(6.12)	to	(6.83)
2017	42,567	12.5246	to	11.9389	525,044	4.96	1.35	to	2.10	8.31	to	7.49
PM5
2021	37,003	9.8380	to	10.6706	380,471	1.27	1.20			(1.43)	to	(3.23)
2020	3,644	11.0266			40,181	0.89	1.20			4.19
PD6
2021	21,546,040	16.7229	to	16.2233	372,217,687	2.35	0.65	to	2.10	11.87	to	10.25
2020	24,779,720	14.9483	to	14.7149	386,372,660	7.93	0.65	to	2.10	15.95	to	14.27
2019	28,128,118	12.8916	to	12.6752	381,865,764	2.05	0.65	to	2.25	16.20	to	14.35
2018	32,259,391	11.0943	to	11.0850	380,593,252	1.59	0.65	to	2.25	(6.23)	to	(7.73)
2017	37,702,836	11.8310	to	12.0142	479,172,954	2.10	0.65	to	2.25	13.26	to	11.45
P06
2021	1,646,744	16.8312	to	16.3661	30,313,919	4.95	1.30	to	2.30	4.24	to	3.19
2020	1,749,011	16.1467	to	15.8597	30,989,220	1.39	1.30	to	2.30	10.27	to	9.16
2019	2,006,490	14.6435	to	14.5293	32,390,144	1.66	1.30	to	2.30	7.04	to	5.97
2018	2,212,668	13.6804	to	13.7114	33,513,529	2.50	1.30	to	2.30	(3.48)	to	(4.45)
2017	2,714,427	14.1736	to	14.3506	42,776,207	2.37	1.30	to	2.30	2.32	to	1.29
P07
2021	6,941,460	17.6854	to	14.8149	124,464,099	1.82	1.30	to	2.35	(2.55)	to	(3.57)
2020	6,995,070	18.1477	to	15.3639	129,212,572	2.13	1.30	to	2.35	7.25	to	6.12
2019	7,707,882	16.9212	to	14.4783	133,331,271	3.01	1.30	to	2.35	6.97	to	5.84
2018	8,590,870	15.8193	to	13.2477	139,502,056	2.53	1.30	to	2.55	(1.83)	to	(3.06)
2017	10,466,926	16.1136	to	13.6664	173,975,506	2.02	1.30	to	2.55	3.56	to	2.26
P68
2021	480,584	10.0092	to	11.2659	5,368,911	1.74	1.20			0.07	to	(2.55)
2020	79,749	11.5602			921,917	1.80	1.20			7.25
2019	1,895	10.7788			20,424	2.82	1.20			6.97

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PI3
2021	1,232,025	$10.3833	to	$8.9294	$11,591,889	—%	0.65%	to	2.10%	0.10%	to	(1.35%)
2020	1,356,775	10.3730	to	9.0518	12,867,174	—	0.65	to	2.10	(7.98)	to	(9.32)
2019	1,404,143	11.2727	to	9.9824	14,604,913	—	0.65	to	2.10	5.23	to	3.70
2018	1,520,792	10.7129	to	9.6262	15,177,351	0.40	0.65	to	2.10	(8.44)	to	(9.77)
2017	1,875,956	11.7004	to	10.6690	20,655,019	—	0.65	to	2.10	6.29	to	4.75
P72
2021	615,378	37.6956	to	32.4199	17,298,993	1.14	0.65	to	2.10	26.48	to	24.65
2020	536,802	29.8044	to	25.6448	14,403,371	1.79	0.65	to	2.25	5.11	to	3.43
2019	532,161	28.3544	to	24.7945	13,842,390	2.04	0.65	to	2.25	29.56	to	27.49
2018	593,554	21.8856	to	19.0187	12,064,141	0.71	0.65	to	2.55	(9.09)	to	(10.82)
2017	645,430	24.0728	to	21.3263	14,599,911	1.74	0.65	to	2.55	18.00	to	15.77
P88
2021	305,037	10.7046	to	14.3736	3,712,125	0.25	1.20			6.79	to	12.59
2020	9,019	12.7661			115,140	—	1.20			14.02
P93
2021	59,608	10.6377	to	12.9077	670,641	0.10	1.20			6.20	to	12.59
2020	1,580	11.4648			18,109	—	1.20			10.96
P89
2021	111,686	11.4632	to	15.5737	1,621,461	0.35	1.20			12.94	to	17.97
2020	4,642	13.2012			61,286	—	1.20			14.88
P95
2021	57,894	9.7174	to	10.8942	624,365	0.24	1.20			(3.15)	to	(5.73)
2020	3,119	11.5561			36,049	1.50	1.20			4.46
2019	664	11.0626			7,351	—	1.20			10.55
P79
2021	256,343	11.1152	to	16.4833	4,132,899	0.03	1.20			10.74	to	22.65
2020	8,993	13.4393			120,857	0.26	1.20			18.48
2019	1,490	11.3433			16,907	—	1.20			31.64
P80
2021	19,273	9.9379			191,531	—	1.20			(0.71)
P81
2021	4,875	11.0249			53,742	—	1.20			9.88
TBD
2021	171,516	10.8635			1,863,259	—	1.20			8.64
TBE
2021	85,280	10.6417			907,528	1.42	1.20			4.40
TBF
2021	85,722	10.9334			937,239	—	1.20			7.00
TP1
2021	71,024	10.5695			750,691	0.75	1.20			4.95
TP2
2021	3,065	10.3023			31,580	1.19	1.20			2.52
TP3
2021	18,471	10.2191			188,757	0.31	1.20			1.79
TP4
2021	1,590	10.5052			16,703	0.81	1.20			4.42
TP5
2021	32,024	10.4045			333,188	0.99	1.20			3.50

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W41
2021	6,692	$38.5426	to	$34.2101	$244,231	—%	1.35%	to	2.05%	4.41%	to	3.67%
2020	6,809	36.9161	to	32.9983	238,777	0.79	1.35	to	2.05	24.94	to	24.06
2019	9,137	29.5462	to	26.5978	257,366	0.07	1.35	to	2.05	27.56	to	26.66
2018	10,657	23.1626	to	20.9987	236,808	0.16	1.35	to	2.05	(13.60)	to	(14.21)
2017	11,753	26.8083	to	24.4767	303,816	0.16	1.35	to	2.05	24.97	to	24.09
W42
2021	1,213	39.1209	to	36.5427	46,909	0.76	1.65	to	2.05	7.11	to	6.68
2020	1,151	36.5248	to	34.2551	41,589	—	1.65	to	2.05	22.18	to	21.69
2019	1,276	29.8943	to	28.1496	37,721	0.26	1.65	to	2.05	28.95	to	28.43
2018	1,368	23.1836	to	21.9184	31,384	0.07	1.65	to	2.05	(3.09)	to	(3.48)
2017	2,234	23.9234	to	22.7093	52,910	—	1.65	to	2.05	17.62	to	17.15
W50
2021	111,062	10.0313	to	11.5168	1,247,206	3.44	1.20			0.08	to	(3.37)
2020	32,781	11.9179			390,678	4.20	1.20			7.74

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

Delaware Life

Variable Account F – All-Star

Financial Statements as of and for the Year Ended December 31, 2021 and Reports of Independent Auditors

DELAWARE LIFE VARIABLE ACCOUNT F – ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2021

Page(s)
Reports of Independent Auditors	1-4

Financial Statements

Statements of Assets and Liabilities	5-6

Statements of Operations	7-16

Statements of Changes in Net Assets	17-31

Notes to the Financial Statements	32-44

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F – All-Star:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life Variable Account F – All-Star (the Sub-Accounts), as of December 31, 2021, the related statements of operations and changes in net assets for the year or period indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in note 10 for the year or period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2021, the results of their operations and changes in their net assets for the year or period indicated in the Appendix and the financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s separate accounts since 2021.

Boston, Massachusetts

April 28, 2022

Appendix

AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70) (1)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)

AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49) (1)

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75) (1)

Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66) (1)

Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68) (1)

Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70) (1)

Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52) (1)

Invesco V.I. International Growth Fund II Sub-Account (AC1) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Wanger International Sub-Account (W39) (1)

Wanger Select Fund Sub-Account (W41) (1)

Wanger USA Sub-Account (W42) (1)

(1)	Statements of assets and liabilities as of December 31, 2021 and statements of operations and changes in net assets for the year ended December 31, 2021.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F:

Opinions on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts of Delaware Life Variable Account F – All Star for the period indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in net assets of each of the subaccounts of Delaware Life Variable Account F – All Star for the period indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70) (1)	Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)	Invesco V.I. American Franchise Fund Series II Sub-Account (V52) (1)
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)	Invesco V.I. International Growth Fund II Sub-Account (AC1) (1)
Columbia Variable Portfolio - Asset Allocation Fund Class 2 Sub-Account (C55) (2)	MFS VIT I Growth Series Service Class Sub-Account (M80) (1)
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49) (1)	MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10) (1)
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76) (1)	MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)	MFS VIT I Value Series Initial Class Sub-Account (M83) (1)
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66) (1)	MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68) (1)	PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73) (1)	PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69) (1)	Rydex VT NASDAQ-100 Fund Sub-Account (R03) (1)
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70) (1)	Wanger International Sub-Account (W39) (1)
Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97) (1)	Wanger Select Fund Sub-Account (W41) (1)
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)	Wanger USA Sub-Account (W42) (1)
Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51) (1)

(1) Statement of changes in net assets for the year ended December 31, 2020.
(2) Statement of changes in net assets for the period January 1, 2020 to April 24, 2020 (date of liquidation).

Basis for Opinions

These financial statements are the responsibility of the Delaware Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Delaware Life Variable Account F – All Star based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Delaware Life Variable Account F –

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404

T: (860) 241 7000, www.pwc.com/us

All Star in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, CT

April 28, 2021

We served as the auditor of one or more of the subaccounts of Delaware Life Variable Account F – All Star from 2013 to 2020.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

		Assets
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Net Assets
AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70)	1,334	$31,874	$58,450	$—	$58,450	$58,450
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	27,681	739,238	999,848	—	999,848	999,848
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)	2,840	54,063	75,459	—	75,459	75,459
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)	16,155	258,508	592,239	—	592,239	592,239
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	1,710,639	1,710,639	1,710,639	—	1,710,639	1,710,639
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)	58,967	453,026	428,689	9,294	437,983	437,983
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	14,312	140,824	527,405	—	527,405	527,405
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)	7,462	111,498	275,181	—	275,181	275,181
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)	8,659	92,203	331,107	—	331,107	331,107
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)	129,522	564,173	543,993	8,583	552,576	552,576
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)	16,237	170,448	167,888	—	167,888	167,888
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	45,171	470,383	465,711	—	465,711	465,711
Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97)	5,991	125,810	151,403	—	151,403	151,403
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	43,569	564,721	592,101	—	592,101	592,101
Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)	9,201	116,901	135,813	—	135,813	135,813
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	11,945	211,351	229,342	—	229,342	229,342
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	1,971	131,000	163,684	—	163,684	163,684
Invesco V.I. International Growth Fund II Sub-Account (AC1)	75	2,849	3,040	—	3,040	3,040
MFS VIT I Growth Series Service Class Sub-Account (M80)	12,682	606,854	947,817	—	947,817	947,817
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	2,458	67,118	108,095	—	108,095	108,095
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	8,988	191,234	243,295	—	243,295	243,295
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	539	8,538	10,698	—	10,698	10,698
MFS VIT I Value Series Initial Class Sub-Account (M83)	16,536	313,436	408,763	—	408,763	408,763
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	13,716	108,360	152,113	—	152,113	152,113
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	24,594	318,687	344,070	—	344,070	344,070
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	115,994	1,282,020	1,248,101	—	1,248,101	1,248,101
Rydex VT NASDAQ-100 Fund Sub-Account (R03) ¹	—	—	—	—	—	—
Wanger International Sub-Account (W39)	1,919	50,543	62,613	—	62,613	62,613
Wanger Select Fund Sub-Account (W41)	29,816	586,647	575,440	—	575,440	575,440
Wanger USA Sub-Account (W42)	42,195	928,711	1,086,098	—	1,086,098	1,086,098

[1]

This Sub-Account is active at December 31, 2021 for certain policyholders but has had zero balance for more than five years. Therefore, this Sub-Account is only disclosed in the Statements of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
A70	1,577	$58,450	$—	$58,450
A71	30,307	999,848	—	999,848
AM2	2,413	75,459	—	75,459
C49	28,099	592,239	—	592,239
C75	191,491	1,710,639	—	1,710,639
C76	33,414	428,689	9,294	437,983
C60	12,970	527,405	—	527,405
C66	10,856	275,181	—	275,181
C68	9,614	331,107	—	331,107
C73	24,294	543,993	8,583	552,576
C69	15,440	167,888	—	167,888
C70	44,656	465,711	—	465,711
F97	5,558	151,403	—	151,403
T20	29,273	592,101	—	592,101
F51	3,791	135,813	—	135,813
F54	8,393	229,342	—	229,342
V52	4,796	163,684	—	163,684
AC1	108	3,040	—	3,040
M80	13,751	947,817	—	947,817
M10	3,012	108,095	—	108,095
MB3	9,672	243,295	—	243,295
M42	165	10,698	—	10,698
M83	15,453	408,763	—	408,763
MG3	4,900	152,113	—	152,113
P06	20,031	344,070	—	344,070
P07	75,501	1,248,101	—	1,248,101
R03	—	—	—	—
W39	1,137	62,613	—	62,613
W41	11,957	575,440	—	575,440
W42	20,457	1,086,098	—	1,086,098

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2021

	A70	A71	AM2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$6,112	$—
Expenses:
Mortality and expense risk charges	(807)	(13,526)	(1,141)
Administration, distribution charges and other	(222)	(3,940)	(390)

Net investment income (loss)	(1,029)	(11,354)	(1,531)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,227	35,624	2,281
Realized gain distributions	6,684	—	7,393

Net realized gains (losses)	7,911	35,624	9,674

Net change in unrealized appreciation (depreciation)	3,171	193,105	(3,776)

Net realized and change in unrealized gains (losses)	11,082	228,729	5,898

Net increase (decrease) in net assets from operations	$10,053	$217,375	$4,367

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	C49	C75	C76
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$359	$38,746
Expenses:
Mortality and expense risk charges	(7,899)	(24,489)	(6,093)
Administration, distribution charges and other	(2,293)	(7,523)	(1,797)

Net investment income (loss)	(10,192)	(31,653)	30,856

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	25,376	—	(5,355)
Realized gain distributions	—	—	—

Net realized gains (losses)	25,376	—	(5,355)

Net change in unrealized appreciation (depreciation)	102,817	—	(15,754)

Net realized and change in unrealized gains (losses)	128,193	—	(21,109)

Net increase (decrease) in net assets from operations	$118,001	$(31,653)	$9,747

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	C60	C66	C68
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(6,794)	(3,863)	(3,856)
Administration, distribution charges and other	(1,960)	(1,125)	(965)

Net investment income (loss)	(8,754)	(4,988)	(4,821)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	34,244	48,694	10,421
Realized gain distributions	—	—	—

Net realized gains (losses)	34,244	48,694	10,421

Net change in unrealized appreciation (depreciation)	88,574	31,739	64,528

Net realized and change in unrealized gains (losses)	122,818	80,433	74,949

Net increase (decrease) in net assets from operations	$114,064	$75,445	$70,128

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	C73	C69	C70
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$29,861	$3,350	$8,680
Expenses:
Mortality and expense risk charges	(8,667)	(2,349)	(6,469)
Administration, distribution charges and other	(2,020)	(626)	(2,104)

Net investment income (loss)	19,174	375	107

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,331)	2,815	1,052
Realized gain distributions	—	2,600	7,669

Net realized gains (losses)	(4,331)	5,415	8,721

Net change in unrealized appreciation (depreciation)	(16,000)	(9,798)	(22,926)

Net realized and change in unrealized gains (losses)	(20,331)	(4,383)	(14,205)

Net increase (decrease) in net assets from operations	$(1,157)	$(4,008)	$(14,098)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	F97	T20	F51
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,393	$11,355	$3,235
Expenses:
Mortality and expense risk charges	(2,149)	(8,524)	(1,959)
Administration, distribution charges and other	(698)	(2,795)	(554)

Net investment income (loss)	(454)	36	722

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,301	(132)	(322)
Realized gain distributions	16,429	—	8,928

Net realized gains (losses)	17,730	(132)	8,606

Net change in unrealized appreciation (depreciation)	10,783	16,264	17,201

Net realized and change in unrealized gains (losses)	28,513	16,132	25,807

Net increase (decrease) in net assets from operations	$28,059	$16,168	$26,529

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	F54	V52	AC1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,622	$—	$33
Expenses:
Mortality and expense risk charges	(3,124)	(2,437)	(47)
Administration, distribution charges and other	(920)	(820)	(11)

Net investment income (loss)	2,578	(3,257)	(25)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	743	1,552	23
Realized gain distributions	—	19,977	210

Net realized gains (losses)	743	21,529	233

Net change in unrealized appreciation (depreciation)	31,507	(4,172)	(93)

Net realized and change in unrealized gains (losses)	32,250	17,357	140

Net increase (decrease) in net assets from operations	$34,828	$14,100	$115

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M80	M10	MB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$423	$73
Expenses:
Mortality and expense risk charges	(12,209)	(1,562)	(3,365)
Administration, distribution charges and other	(3,749)	(475)	(1,069)

Net investment income (loss)	(15,958)	(1,614)	(4,361)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	62,606	5,564	4,397
Realized gain distributions	129,696	3,240	30,187

Net realized gains (losses)	192,302	8,804	34,584

Net change in unrealized appreciation (depreciation)	(500)	14,868	16,759

Net realized and change in unrealized gains (losses)	191,802	23,672	51,343

Net increase (decrease) in net assets from operations	$175,844	$22,058	$46,982

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M42	M83	MG3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$5,182	$1,121
Expenses:
Mortality and expense risk charges	(150)	(5,501)	(2,023)
Administration, distribution charges and other	(34)	(1,815)	(597)

Net investment income (loss)	(184)	(2,134)	(1,499)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	89	11,421	1,293
Realized gain distributions	2,005	8,630	950

Net realized gains (losses)	2,094	20,051	2,243

Net change in unrealized appreciation (depreciation)	(1,916)	63,687	33,779

Net realized and change in unrealized gains (losses)	178	83,738	36,022

Net increase (decrease) in net assets from operations	$(6)	$81,604	$34,523

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	P06	P07	W39
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$16,708	$23,448	$342
Expenses:
Mortality and expense risk charges	(4,505)	(17,698)	(900)
Administration, distribution charges and other	(1,178)	(5,662)	(270)

Net investment income (loss)	11,025	88	(828)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,206	(1,675)	506
Realized gain distributions	—	55,236	940

Net realized gains (losses)	1,206	53,561	1,446

Net change in unrealized appreciation (depreciation)	491	(92,934)	8,712

Net realized and change in unrealized gains (losses)	1,697	(39,373)	10,158

Net increase (decrease) in net assets from operations	$12,722	$(39,285)	$9,330

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	W41	W42
	Sub-Account	Sub-Account
Income:
Dividend income	$—	$8,309
Expenses:
Mortality and expense risk charges	(8,549)	(15,518)
Administration, distribution charges and other	(2,091)	(4,488)

Net investment income (loss)	(10,640)	(11,697)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,772	2,140
Realized gain distributions	62,038	35,685

Net realized gains (losses)	63,810	37,825

Net change in unrealized appreciation (depreciation)	(27,827)	51,682

Net realized and change in unrealized gains (losses)	35,983	89,507

Net increase (decrease) in net assets from operations	$25,343	$77,810

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A70 Sub-Account		A71 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(1,029)	$(538)	$(11,354)	$(3,898)
Net realized gains (losses)	7,911	4,500	35,624	96,369
Net change in unrealized appreciation (depreciation)	3,171	10,824	193,105	(79,936)

Increase (decrease) from operations	10,053	14,786	217,375	12,535

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	1,264	14,763
Transfers between Sub-Accounts (including the Fixed Account), net	—	8,839	(55,396)	5,852
Withdrawals, surrenders, annuitizations and contract charges	(2,007)	(1,384)	(46,030)	(104,698)

Net accumulation activity	(2,007)	7,455	(100,162)	(84,083)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(2,007)	7,455	(100,162)	(84,083)

Total increase (decrease) in net assets	8,046	22,241	117,213	(71,548)
Net assets at beginning of year	50,404	28,163	882,635	954,183

Net assets at end of year	$58,450	$50,404	$999,848	$882,635

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	AM2 Sub-Account		C55 Sub-Account[2]
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(1,531)	$(555)	$—	$15,099
Net realized gains (losses)	9,674	8,999	—	70,432
Net change in unrealized appreciation (depreciation)	(3,776)	8,573	—	(161,985)

Increase (decrease) from operations	4,367	17,017	—	(76,454)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	919	(1,051)	—	(939,218)
Withdrawals, surrenders, annuitizations and contract charges	(4,451)	(4,588)	—	(37,135)

Net accumulation activity	(3,532)	(5,639)	—	(976,353)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(3,532)	(5,639)	—	(976,353)

Total increase (decrease) in net assets	835	11,378	—	(1,052,807)
Net assets at beginning of year	74,624	63,246	—	1,052,807

Net assets at end of year	$75,459	$74,624	$—	$—

[2]	Columbia Variable Portfolio - Asset Allocation Fund Class 2 Sub-Account (C55) was closed on April 24, 2020 due to merger.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C49 Sub-Account		C75 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(10,192)	$(8,453)	$(31,653)	$(25,473)
Net realized gains (losses)	25,376	55,030	—	—
Net change in unrealized appreciation (depreciation)	102,817	(48,729)	—	—

Increase (decrease) from operations	118,001	(2,152)	(31,653)	(25,473)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,430	180	16,762	275
Transfers between Sub-Accounts (including the Fixed Account), net	(13,965)	(48,418)	54,294	947,461
Withdrawals, surrenders, annuitizations and contract charges	(21,933)	(23,834)	(169,432)	(351,194)

Net accumulation activity	(34,468)	(72,072)	(98,376)	596,542

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(34,468)	(72,072)	(98,376)	596,542

Total increase (decrease) in net assets	83,533	(74,224)	(130,029)	571,069
Net assets at beginning of year	508,706	582,930	1,840,668	1,269,599

Net assets at end of year	$592,239	$508,706	$1,710,639	$1,840,668

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C76 Sub-Account		C60 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$30,856	$12,140	$(8,754)	$(6,921)
Net realized gains (losses)	(5,355)	(10,853)	34,244	30,221
Net change in unrealized appreciation (depreciation)	(15,754)	15,436	88,574	89,644

Increase (decrease) from operations	9,747	16,723	114,064	112,944

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	103	103	3,896	316
Transfers between Sub-Accounts (including the Fixed Account), net	3,972	22,170	(6,135)	(7,942)
Withdrawals, surrenders, annuitizations and contract charges	(25,744)	(46,319)	(28,121)	(27,607)

Net accumulation activity	(21,669)	(24,046)	(30,360)	(35,233)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	(557)	(434)	—	—

Net annuitization activity	(557)	(434)	—	—

Net increase (decrease) from contract owner transactions	(22,226)	(24,480)	(30,360)	(35,233)

Total increase (decrease) in net assets	(12,479)	(7,757)	83,704	77,711
Net assets at beginning of year	450,462	458,219	443,701	365,990

Net assets at end of year	$437,983	$450,462	$527,405	$443,701

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C66 Sub-Account		C68 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(4,988)	$(4,377)	$(4,821)	$(3,933)
Net realized gains (losses)	48,694	71,433	10,421	90,225
Net change in unrealized appreciation (depreciation)	31,739	(44,309)	64,528	(45,574)

Increase (decrease) from operations	75,445	22,747	70,128	40,718

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,818	—	3,500	—
Transfers between Sub-Accounts (including the Fixed Account), net	(24,585)	(91,612)	4	(76,807)
Withdrawals, surrenders, annuitizations and contract charges	(49,640)	(26,477)	(9,438)	(68,890)

Net accumulation activity	(72,407)	(118,089)	(5,934)	(145,697)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(72,407)	(118,089)	(5,934)	(145,697)

Total increase (decrease) in net assets	3,038	(95,342)	64,194	(104,979)
Net assets at beginning of year	272,143	367,485	266,913	371,892

Net assets at end of year	$275,181	$272,143	$331,107	$266,913

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C73 Sub-Account		C69 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$19,174	$8,580	$375	$1,733
Net realized gains (losses)	(4,331)	(6,160)	5,415	2,475
Net change in unrealized appreciation (depreciation)	(16,000)	22,891	(9,798)	1,716

Increase (decrease) from operations	(1,157)	25,311	(4,008)	5,924

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	531	3,763	16,645	(11,847)
Withdrawals, surrenders, annuitizations and contract charges	(48,248)	(34,729)	(49,429)	(1,092)

Net accumulation activity	(47,717)	(30,966)	(32,784)	(12,939)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	(739)	(324)	—	—

Net annuitization activity	(739)	(324)	—	—

Net increase (decrease) from contract owner transactions	(48,456)	(31,290)	(32,784)	(12,939)

Total increase (decrease) in net assets	(49,613)	(5,979)	(36,792)	(7,015)
Net assets at beginning of year	602,189	608,168	204,680	211,695

Net assets at end of year	$552,576	$602,189	$167,888	$204,680

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C70 Sub-Account		F97 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$107	$2,691	$(454)	$(398)
Net realized gains (losses)	8,721	4,980	17,730	4,603
Net change in unrealized appreciation (depreciation)	(22,926)	5,700	10,783	(22)

Increase (decrease) from operations	(14,098)	13,371	28,059	4,183

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	952	—
Transfers between Sub-Accounts (including the Fixed Account), net	25,898	12,936	(1,098)	2,265
Withdrawals, surrenders, annuitizations and contract charges	(24,253)	(64,234)	(4,579)	(8,249)

Net accumulation activity	1,645	(51,298)	(4,725)	(5,984)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,645	(51,298)	(4,725)	(5,984)

Total increase (decrease) in net assets	(12,453)	(37,927)	23,334	(1,801)
Net assets at beginning of year	478,164	516,091	128,069	129,870

Net assets at end of year	$465,711	$478,164	$151,403	$128,069

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	T20 Sub-Account		F51 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$36	$10,596	$722	$2,367
Net realized gains (losses)	(132)	(20,315)	8,606	36,272
Net change in unrealized appreciation (depreciation)	16,264	7,284	17,201	(17,606)

Increase (decrease) from operations	16,168	(2,435)	26,529	21,033

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	56	30,139	(1)	56,564
Withdrawals, surrenders, annuitizations and contract charges	(38,777)	(87,394)	(10,802)	(99,049)

Net accumulation activity	(38,721)	(57,255)	(10,803)	(42,485)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(38,721)	(57,255)	(10,803)	(42,485)

Total increase (decrease) in net assets	(22,553)	(59,690)	15,726	(21,452)
Net assets at beginning of year	614,654	674,344	120,087	141,539

Net assets at end of year	$592,101	$614,654	$135,813	$120,087

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F54 Sub-Account		V52 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$2,578	$1,805	$(3,257)	$(2,259)
Net realized gains (losses)	743	2,368	21,529	10,410
Net change in unrealized appreciation (depreciation)	31,507	(26,735)	(4,172)	29,593

Increase (decrease) from operations	34,828	(22,562)	14,100	37,744

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	247	11,675	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(11,856)	—	83,175
Withdrawals, surrenders, annuitizations and contract charges	(12,625)	(93,624)	(399)	(265)

Net accumulation activity	(12,378)	(93,805)	(399)	82,910

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(12,378)	(93,805)	(399)	82,910

Total increase (decrease) in net assets	22,450	(116,367)	13,701	120,654
Net assets at beginning of year	206,892	323,259	149,983	29,329

Net assets at end of year	$229,342	$206,892	$163,684	$149,983

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	AC1 Sub-Account		M80 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(25)	$(5)	$(15,958)	$(14,375)
Net realized gains (losses)	233	(722)	192,302	142,515
Net change in unrealized appreciation (depreciation)	(93)	318	(500)	83,071

Increase (decrease) from operations	115	(409)	175,844	211,211

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	6,675	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(38,351)	(77,057)
Withdrawals, surrenders, annuitizations and contract charges	(184)	(2,445)	(50,604)	(81,717)

Net accumulation activity	(184)	(2,445)	(82,280)	(158,774)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(184)	(2,445)	(82,280)	(158,774)

Total increase (decrease) in net assets	(69)	(2,854)	93,564	52,437
Net assets at beginning of year	3,109	5,963	854,253	801,816

Net assets at end of year	$3,040	$3,109	$947,817	$854,253

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M10 Sub-Account		MB3 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(1,614)	$(1,375)	$(4,361)	$(2,924)
Net realized gains (losses)	8,804	5,635	34,584	19,332
Net change in unrealized appreciation (depreciation)	14,868	4,662	16,759	14,737

Increase (decrease) from operations	22,058	8,922	46,982	31,145

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,221	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1)	—	(1,771)	81,888
Withdrawals, surrenders, annuitizations and contract charges	(11,996)	(8,854)	(7,681)	(3,467)

Net accumulation activity	(10,776)	(8,854)	(9,452)	78,421

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(10,776)	(8,854)	(9,452)	78,421

Total increase (decrease) in net assets	11,282	68	37,530	109,566
Net assets at beginning of year	96,813	96,745	205,765	96,199

Net assets at end of year	$108,095	$96,813	$243,295	$205,765

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M42 Sub-Account		M83 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(184)	$(131)	$(2,134)	$(661)
Net realized gains (losses)	2,094	903	20,051	21,131
Net change in unrealized appreciation (depreciation)	(1,916)	2,460	63,687	(11,731)

Increase (decrease) from operations	(6)	3,232	81,604	8,739

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	1	(23,563)	88,147
Withdrawals, surrenders, annuitizations and contract charges	(14)	(16)	(17,019)	(33,821)

Net accumulation activity	(14)	(15)	(40,582)	54,326

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(14)	(15)	(40,582)	54,326

Total increase (decrease) in net assets	(20)	3,217	41,022	63,065
Net assets at beginning of year	10,718	7,501	367,741	304,676

Net assets at end of year	$10,698	$10,718	$408,763	$367,741

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MG3 Sub-Account		P06 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(1,499)	$(843)	$11,025	$(861)
Net realized gains (losses)	2,243	(2,618)	1,206	693
Net change in unrealized appreciation (depreciation)	33,779	(1,775)	491	31,099

Increase (decrease) from operations	34,523	(5,236)	12,722	30,931

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	16,691	184	187
Transfers between Sub-Accounts (including the Fixed Account), net	(4)	(17,024)	398	(217)
Withdrawals, surrenders, annuitizations and contract charges	(4,386)	(42,065)	(7,060)	(16,890)

Net accumulation activity	(4,390)	(42,398)	(6,478)	(16,920)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(4,390)	(42,398)	(6,478)	(16,920)

Total increase (decrease) in net assets	30,133	(47,634)	6,244	14,011
Net assets at beginning of year	121,980	169,614	337,826	323,815

Net assets at end of year	$152,113	$121,980	$344,070	$337,826

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P07 Sub-Account		W39 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$88	$4,099	$(828)	$67
Net realized gains (losses)	53,561	18,860	1,446	1,021
Net change in unrealized appreciation (depreciation)	(92,934)	60,664	8,712	5,636

Increase (decrease) from operations	(39,285)	83,623	9,330	6,724

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	326	354	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	49,397	81,510	(386)	(249)
Withdrawals, surrenders, annuitizations and contract charges	(77,871)	(148,443)	(3,195)	(2,456)

Net accumulation activity	(28,148)	(66,579)	(3,581)	(2,705)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(28,148)	(66,579)	(3,581)	(2,705)

Total increase (decrease) in net assets	(67,433)	17,044	5,749	4,019
Net assets at beginning of year	1,315,534	1,298,490	56,864	52,845

Net assets at end of year	$1,248,101	$1,315,534	$62,613	$56,864

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	W41 Sub-Account		W42 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(10,640)	$(5,193)	$(11,697)	$(17,701)
Net realized gains (losses)	63,810	36,865	37,825	40,964
Net change in unrealized appreciation (depreciation)	(27,827)	83,708	51,682	212,082

Increase (decrease) from operations	25,343	115,380	77,810	235,345

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,073	38,903	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	7,140	(47,423)	5,994	(91,696)
Withdrawals, surrenders, annuitizations and contract charges	(60,148)	(54,463)	(100,699)	(135,880)

Net accumulation activity	(47,935)	(62,983)	(94,705)	(227,576)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(47,935)	(62,983)	(94,705)	(227,576)

Total increase (decrease) in net assets	(22,592)	52,397	(16,895)	7,769
Net assets at beginning of year	598,032	545,635	1,102,993	1,095,224

Net assets at end of year	$575,440	$598,032	$1,086,098	$1,102,993

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Columbia All-Star contracts, Columbia All-Star Extra contracts, Columbia All-Star Freedom contracts, Columbia All-Star Traditions contracts, and certain other fixed and variable annuity contracts (“the Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had name changes or merged during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2021. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2021 noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2021, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2021. There were no transfers between levels during the year ended December 31, 2021.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statements of Operations. At December 31, 2021, the deductions are at an effective annual rate based on the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Columbia All-Star	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Columbia All-Star Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—%	—%
Columbia All-Star Traditions	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Columbia All-Star Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star Traditions and Columbia All-Star Extra contracts and an effective annual rate of 0.20% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star and Columbia All-Star Freedom contracts. These charges are reflected in the Statements of Operations.

As reimbursement for administrative expenses attributable to Columbia All-Star, Columbia All-Star Freedom, Columbia All-Star Traditions, and Columbia All-Star Extra contracts, which exceed the charges received from the account administration fee (‘‘Account Fee’’) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statements of Operations.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges

A quarterly charge of 0.125% (“Benefit Fee”) of the contract owner’s account value is deducted from the value of the contract on the last day of the account quarter. Account quarters are defined as three-month periods, with the first account quarter beginning on the date the contracts were issued, if a certain optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Variable Account’s financial statements.

Administration charges

Each year on the account anniversary date, an Account Fee equal to $50 is deducted from the contract owner’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The Account Fee is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments withdrawn. The surrender charge is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the Annuity 2000 Table or the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

	Purchases	Sales
A70	$6,684	$3,036
A71	10,597	122,113
AM2	8,311	5,981
C49	2,302	46,962
C75	80,851	210,881
C76	45,903	36,716
C60	4,966	44,080
C66	3,341	80,736
C68	3,498	14,253
C73	30,379	58,922
C69	22,572	52,381
C70	44,799	35,378
F97	19,784	8,534
T20	39,101	77,786
F51	12,163	13,316
F54	6,862	16,662
V52	19,977	3,656
AC1	246	245
M80	148,231	116,773
M10	4,883	14,033
MB3	30,262	13,888
M42	2,006	199
M83	15,033	49,119
MG3	2,071	7,010
P06	17,474	12,927
P07	135,760	108,584
W39	1,462	4,931
W41	76,860	73,397
W42	68,899	139,616

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	—	53	(53)
A71	190	3,408	(3,218)
AM2	32	151	(119)
C49	120	1,862	(1,742)
C75	9,094	20,059	(10,965)
C76	597	2,307	(1,710)
C60	149	946	(797)
C66	145	3,222	(3,077)
C68	123	276	(153)
C73	25	2,148	(2,123)
C69	1,499	4,400	(2,901)
C70	2,708	2,552	156
F97	36	217	(181)
T20	1,369	3,186	(1,817)
F51	—	329	(329)
F54	9	481	(472)
V52	—	12	(12)
AC1	—	7	(7)
M80	367	1,671	(1,304)
M10	36	371	(335)
MB3	—	405	(405)
M83	71	1,734	(1,663)
MG3	—	153	(153)
P06	42	433	(391)
P07	3,538	5,181	(1,643)
W39	4	75	(71)
W41	317	1,288	(971)
W42	517	2,326	(1,809)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2020 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	395	49	346
A71	4,351	7,739	(3,388)
AM2	—	203	(203)
C55	580	45,295	(44,715)
C49	2,564	6,707	(4,143)
C75	126,083	61,527	64,556
C76	2,435	4,344	(1,909)
C60	56	1,289	(1,233)
C66	1,627	7,723	(6,096)
C68	21	6,268	(6,247)
C73	192	1,689	(1,497)
C69	3,151	4,495	(1,344)
C70	5,356	10,315	(4,959)
F97	417	755	(338)
T20	5,528	7,532	(2,004)
F51	2,611	3,648	(1,037)
F54	658	4,874	(4,216)
V52	3,526	15	3,511
AC1	—	131	(131)
M80	323	3,755	(3,432)
M10	—	380	(380)
MB3	4,710	257	4,453
M83	5,617	2,841	2,776
MG3	963	3,111	(2,148)
P06	54	1,141	(1,087)
P07	16,233	20,062	(3,829)
W39	35	92	(57)
W41	1,272	3,108	(1,836)
W42	2,322	6,958	(4,636)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2021	1,577	$48.7116	to	$24.5471	$58,450	—%	1.35%	to	2.05%	20.92%	to	20.07%
2020	1,630	40.2835	to	20.4438	50,404	0.46	1.35	to	2.05	37.21	to	36.24
2019	1,284	29.3600	to	15.0060	28,163	0.16	1.35	to	2.05	28.03	to	27.13
2018	1,274	22.9313	to	11.8033	21,915	—	1.35	to	2.05	(11.20)	to	(11.83)
2017	1,276	25.8243	to	13.3873	24,830	0.28	1.35	to	2.05	34.47	to	33.52
A71
2021	30,307	46.0088	to	33.1533	999,848	0.63	1.35	to	2.30	26.12	to	24.92
2020	33,525	36.4810	to	26.5402	882,635	1.34	1.35	to	2.30	1.09	to	0.12
2019	36,913	36.0880	to	26.5073	954,183	0.98	1.35	to	2.30	21.95	to	20.79
2018	41,644	29.5932	to	21.7709	917,386	0.73	1.35	to	2.35	(7.12)	to	(8.06)
2017	53,711	31.8617	to	23.6785	1,238,640	1.25	1.35	to	2.35	17.00	to	15.83
AM2
2021	2,413	36.6901	to	29.8503	75,459	—	1.70	to	2.05	6.18	to	5.80
2020	2,532	34.5556	to	28.2130	74,624	1.14	1.70	to	2.05	27.40	to	26.95
2019	2,735	27.1238	to	22.2237	63,246	0.28	1.70	to	2.05	25.07	to	24.63
2018	2,895	21.6861	to	17.8311	53,554	0.41	1.70	to	2.05	(19.01)	to	(19.29)
2017	3,092	26.7749	to	22.0936	70,662	0.94	1.70	to	2.05	32.36	to	31.89
C55[5]
2019	44,715	28.5845	to	22.2138	1,052,807	1.77	1.35	to	2.35	19.24	to	18.04
2018	49,413	23.9724	to	18.8182	988,106	1.25	1.35	to	2.35	(6.09)	to	(7.04)
2017	53,286	25.5275	to	20.2430	1,123,993	1.38	1.35	to	2.35	13.82	to	12.68
C49
2021	28,099	22.1140	to	20.4996	592,239	—	1.35	to	2.05	24.20	to	23.33
2020	29,841	17.8052	to	16.6224	508,706	—	1.35	to	2.05	(0.46)	to	(1.17)
2019	33,984	17.8879	to	16.8183	582,930	—	1.35	to	2.05	22.09	to	21.23
2018	34,568	14.6513	to	13.8730	488,130	—	1.35	to	2.05	(7.28)	to	(7.94)
2017	36,553	15.8015	to	15.0688	559,235	—	1.35	to	2.05	12.59	to	11.80
C75
2021	191,491	9.2660	to	8.5234	1,710,639	0.02	1.35	to	2.30	(1.33)	to	(2.27)
2020	202,456	9.3906	to	8.7210	1,840,668	0.24	1.35	to	2.30	(1.05)	to	(1.99)
2019	137,900	9.4900	to	8.8983	1,269,599	1.89	1.35	to	2.30	0.52	to	(0.43)
2018	147,489	9.4405	to	8.9110	1,305,406	1.48	1.35	to	2.35	0.14	to	(0.87)
2017	222,783	9.4270	to	8.9889	2,053,468	0.44	1.35	to	2.35	(0.93)	to	(1.92)
C76
2021	33,414	13.3545	to	12.2843	437,983	8.92	1.35	to	2.30	2.74	to	1.76
2020	35,124	12.9987	to	12.0719	450,462	4.65	1.35	to	2.30	4.25	to	3.25
2019	37,033	12.4690	to	11.6917	458,219	4.82	1.35	to	2.30	14.56	to	13.47
2018	41,786	10.8842	to	10.2738	441,908	4.65	1.35	to	2.35	(5.20)	to	(6.16)
2017	48,224	11.4817	to	10.9481	543,661	5.84	1.35	to	2.35	4.77	to	3.72

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C60
2021	12,970	$42.4454	to	$39.3475	$527,405	—%	1.35%	to	2.05%	26.63%	to	25.73%
2020	13,767	33.5204	to	31.2941	443,701	—	1.35	to	2.05	32.60	to	31.66
2019	15,000	25.2800	to	23.7687	365,990	—	1.35	to	2.05	33.71	to	32.77
2018	15,739	18.9068	to	17.9025	288,482	—	1.35	to	2.05	(5.43)	to	(6.10)
2017	17,052	19.9934	to	19.0664	331,579	—	1.35	to	2.05	26.12	to	25.24
C66
2021	10,856	26.5402	to	24.6028	275,181	—	1.35	to	2.05	30.55	to	29.63
2020	13,933	20.3298	to	18.9792	272,143	—	1.35	to	2.05	6.03	to	5.28
2019	20,029	19.1736	to	18.0271	367,485	—	1.35	to	2.05	29.85	to	28.94
2018	21,087	14.7656	to	13.9811	299,475	—	1.35	to	2.05	(14.47)	to	(15.07)
2017	21,449	17.2631	to	16.4626	357,832	—	1.35	to	2.05	12.02	to	11.23
C68
2021	9,614	35.3028	to	32.7262	331,107	—	1.35	to	2.05	26.34	to	25.45
2020	9,767	27.9424	to	25.9575	266,913	—	1.35	to	2.10	16.16	to	15.28
2019	16,014	24.0561	to	22.5177	371,892	—	1.35	to	2.10	29.03	to	28.05
2018	18,382	18.6440	to	17.5844	332,308	—	1.35	to	2.10	(6.24)	to	(6.95)
2017	19,658	19.8845	to	18.8980	380,579	—	1.35	to	2.10	19.58	to	18.68
C73
2021	24,294	23.8183	to	22.3507	552,576	5.18	1.55	to	1.85	0.06	to	(0.25)
2020	26,417	23.8047	to	22.4059	602,189	3.36	1.55	to	1.85	4.97	to	4.65
2019	27,914	22.6775	to	21.4099	608,168	3.57	1.55	to	1.85	8.51	to	8.19
2018	29,902	20.8982	to	19.7900	595,686	3.23	1.55	to	1.85	(2.19)	to	(2.48)
2017	32,424	21.3651	to	20.2940	660,497	2.67	1.55	to	1.85	4.26	to	3.95
C69
2021	15,440	10.8813	to	10.6476	167,888	1.88	1.65	to	1.85	(2.58)	to	(2.78)
2020	18,341	11.1695	to	10.7389	204,680	2.64	1.65	to	2.05	3.36	to	2.94
2019	19,685	10.8068	to	10.4323	211,695	2.83	1.65	to	2.05	4.98	to	4.56
2018	20,483	10.2943	to	9.9777	208,979	2.85	1.65	to	2.05	0.17	to	(0.24)
2017	22,528	10.2769	to	9.8661	230,397	2.98	1.65	to	2.05	1.65	to	1.03
C70
2021	44,656	10.9424	to	9.8731	465,711	1.82	1.35	to	2.30	(2.53)	to	(3.46)
2020	44,500	11.2267	to	10.2270	478,164	2.38	1.35	to	2.30	3.43	to	2.45
2019	49,459	10.8540	to	9.9827	516,091	2.47	1.35	to	2.30	5.06	to	4.06
2018	55,957	10.3308	to	9.5553	520,797	2.57	1.35	to	2.35	0.22	to	(0.79)
2017	63,996	10.3079	to	9.6312	640,368	2.57	1.35	to	2.35	1.61	to	0.59
F97
2021	5,558	29.1064	to	26.8572	151,403	1.67	1.65	to	2.05	22.56	to	22.06
2020	5,739	23.7494	to	22.0026	128,069	1.65	1.65	to	2.05	4.68	to	4.26
2019	6,077	22.6866	to	21.1032	129,870	1.81	1.65	to	2.05	25.02	to	24.51
2018	6,607	18.1470	to	16.9486	113,516	2.07	1.65	to	2.05	(10.05)	to	(10.42)
2017	6,901	20.1747	to	18.9190	132,471	1.50	1.65	to	2.05	10.80	to	10.36

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2021	29,273	$22.0536	to	$17.8773	$592,101	1.82%	1.35%	to	2.30%	2.76%	to	1.78%
2020	31,090	21.4621	to	17.5649	614,654	3.55	1.35	to	2.30	(2.49)	to	(3.42)
2019	33,094	22.0107	to	18.1876	674,344	1.69	1.35	to	2.30	11.01	to	9.96
2018	34,202	19.8270	to	16.4090	658,473	2.60	1.35	to	2.35	(16.59)	to	(17.43)
2017	37,984	23.7698	to	19.8725	844,236	2.53	1.35	to	2.35	15.13	to	13.97
F51
2021	3,791	36.3461	to	34.9925	135,813	2.49	1.85	to	2.05	22.93	to	22.69
2020	4,120	29.5655	to	28.2645	120,087	4.41	1.85	to	2.10	3.57	to	3.31
2019	5,157	28.5466	to	27.3596	141,539	2.26	1.85	to	2.10	23.34	to	23.03
2018	5,404	25.0628	to	22.2382	120,568	2.38	1.35	to	2.10	(5.87)	to	(6.59)
2017	5,993	26.6261	to	23.8062	144,025	5.80	1.35	to	2.10	14.30	to	13.44
F54
2021	8,393	27.9334	to	25.8901	229,342	2.90	1.65	to	2.05	17.21	to	16.74
2020	8,865	23.8323	to	21.9784	206,892	2.69	1.65	to	2.10	(6.61)	to	(7.04)
2019	13,081	25.5193	to	23.6419	323,259	1.86	1.65	to	2.10	20.56	to	20.01
2018	13,562	21.1680	to	19.7001	278,421	2.43	1.65	to	2.10	(10.57)	to	(10.98)
2017	13,954	23.6702	to	22.1298	320,674	2.23	1.65	to	2.10	6.57	to	6.09
V52
2021	4,796	34.6650	to	33.9922	163,684	—	1.85	to	2.05	9.59	to	9.37
2020	4,808	31.6318	to	31.0803	149,983	—	1.85	to	2.05	39.37	to	39.09
2019	1,297	22.6958	to	22.3450	29,329	—	1.85	to	2.05	33.91	to	33.64
2018	1,298	16.9485	to	16.7200	21,924	—	1.85	to	2.05	(5.67)	to	(5.86)
2017	1,298	17.9678	to	17.7614	23,266	—	1.85	to	2.05	24.69	to	24.44
AC1
2021	108	28.0289			3,040	1.05	1.85			3.66
2020	115	27.0397			3,109	1.74	1.85			11.64
2019	246	24.2212			5,963	0.68	1.85			25.87
2018	678	19.9110	to	19.2425	13,042	1.61	1.65	to	1.85	(16.61)	to	(16.78)
2017	977	23.8765	to	23.1220	22,612	1.21	1.65	to	1.85	20.71	to	20.47
M80
2021	13,751	94.0330	to	67.6552	947,817	—	1.35	to	2.30	21.58	to	20.42
2020	15,055	77.3436	to	56.1821	854,253	—	1.35	to	2.30	29.76	to	28.52
2019	18,487	59.6048	to	43.7138	801,816	—	1.35	to	2.30	35.92	to	34.63
2018	21,109	43.8518	to	32.2110	709,852	—	1.35	to	2.35	1.02	to	0.01
2017	25,632	43.4071	to	32.2092	808,590	—	1.35	to	2.35	29.32	to	28.03

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M10
2021	3,012	$38.1764	to	$35.2264	$108,095	0.41%	1.65%	to	2.05%	24.43%	to	23.93%
2020	3,347	29.5315	to	28.4251	96,813	0.42	1.85	to	2.05	11.50	to	11.27
2019	3,727	26.4859	to	25.5450	96,745	0.48	1.85	to	2.05	28.83	to	28.57
2018	4,061	26.0851	to	19.8688	81,865	0.44	1.70	to	2.05	(7.32)	to	(7.64)
2017	4,436	28.1440	to	21.5131	96,768	0.55	1.70	to	2.05	20.95	to	20.52
MB3
2021	9,672	25.6953	to	24.9143	243,295	0.03	1.65	to	2.10	23.59	to	23.03
2020	10,077	20.7905	to	20.2505	205,765	0.24	1.65	to	2.10	20.18	to	19.64
2019	5,624	17.2991	to	16.9267	96,199	0.35	1.65	to	2.10	37.29	to	36.67
2018	5,896	12.6005	to	12.3855	73,634	0.26	1.65	to	2.10	(1.09)	to	(1.54)
2017	21,637	12.7391	to	12.5792	275,086	0.42	1.65	to	2.10	26.00	to	25.43
M42
2021	165	71.5161	to	62.8541	10,698	—	1.35	to	1.70	0.20	to	(0.15)
2020	166	71.3701	to	62.9485	10,718	—	1.35	to	1.70	43.62	to	43.11
2019	166	49.6937	to	43.9857	7,501	—	1.35	to	1.70	39.37	to	38.88
2018	166	35.6552	to	31.6717	5,408	—	1.35	to	1.70	(3.05)	to	(3.39)
2017	513	36.7762	to	32.7842	18,347	—	1.35	to	1.70	24.63	to	24.20
M83
2021	15,453	27.6872	to	25.3621	408,763	1.31	1.35	to	2.30	23.76	to	22.59
2020	17,116	22.3709	to	20.6892	367,741	1.65	1.35	to	2.30	2.08	to	1.10
2019	14,340	21.9157	to	20.4636	304,676	2.08	1.35	to	2.30	28.05	to	26.83
2018	16,868	17.1144	to	16.0837	291,631	1.52	1.35	to	2.35	(11.30)	to	(12.20)
2017	19,033	19.2957	to	18.3184	359,080	1.89	1.35	to	2.35	16.07	to	14.91
MG3
2021	4,900	33.3134	to	30.1989	152,113	0.79	1.35	to	2.05	29.22	to	28.32
2020	5,053	25.7794	to	23.3809	121,980	1.19	1.35	to	2.10	2.47	to	1.69
2019	7,201	25.1590	to	22.9924	169,614	1.30	1.35	to	2.10	29.35	to	28.38
2018	7,560	19.4497	to	17.9100	138,362	0.88	1.35	to	2.10	(12.65)	to	(13.31)
2017	8,293	22.2660	to	20.6603	175,299	1.11	1.35	to	2.10	12.15	to	11.30
P06
2021	20,031	18.2648	to	17.0934	344,070	4.94	1.35	to	1.70	4.19	to	3.82
2020	20,422	17.5309	to	16.0260	337,826	1.43	1.35	to	1.85	10.21	to	9.65
2019	21,509	15.9068	to	14.4918	323,815	1.66	1.35	to	1.90	6.99	to	6.39
2018	21,811	14.8682	to	13.6213	307,863	2.47	1.35	to	1.90	(3.53)	to	(4.07)
2017	21,841	15.4120	to	14.1988	320,624	2.37	1.35	to	1.90	2.26	to	1.70
P07
2021	75,501	18.0359	to	14.9566	1,248,101	1.82	1.35	to	2.30	(2.60)	to	(3.52)
2020	77,144	18.5167	to	15.5030	1,315,534	2.13	1.35	to	2.30	7.19	to	6.17
2019	80,973	17.2740	to	14.6019	1,298,490	3.01	1.35	to	2.30	6.91	to	5.89
2018	89,193	16.1573	to	13.6794	1,278,092	2.54	1.35	to	2.35	(1.88)	to	(2.87)
2017	103,426	16.4662	to	14.0829	1,597,424	2.02	1.35	to	2.35	3.51	to	2.47

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W39
2021	1,137	$61.7904	to	$49.1394	$62,613	0.55%	1.55%	to	2.05%	16.97%	to	16.39%
2020	1,208	52.8245	to	42.2214	56,864	2.04	1.55	to	2.05	12.59	to	12.02
2019	1,265	46.9170	to	37.6897	52,845	0.83	1.55	to	2.05	27.98	to	27.34
2018	1,507	36.6589	to	29.5979	49,186	1.67	1.55	to	2.05	(18.98)	to	(19.39)
2017	3,955	45.2469	to	36.7175	156,743	1.21	1.55	to	2.05	30.86	to	30.21
W41
2021	11,957	60.9372	to	44.1900	575,440	—	1.35	to	2.05	4.41	to	3.67
2020	12,928	58.3657	to	45.1893	598,032	0.74	1.35	to	2.10	24.94	to	24.00
2019	14,764	46.7136	to	36.4436	545,635	0.07	1.35	to	2.10	27.56	to	26.60
2018	15,830	36.6210	to	28.7872	463,407	0.16	1.35	to	2.10	(13.60)	to	(14.26)
2017	18,714	42.3849	to	33.5733	635,600	0.18	1.35	to	2.10	24.97	to	24.03
W42
2021	20,457	72.9816	to	51.6337	1,086,098	0.74	1.35	to	2.30	7.43	to	6.41
2020	22,266	67.9322	to	48.5234	1,102,993	—	1.35	to	2.30	22.55	to	21.38
2019	26,902	55.4314	to	39.9756	1,095,224	0.26	1.35	to	2.30	29.34	to	28.11
2018	29,550	42.8581	to	30.9566	982,375	0.09	1.35	to	2.35	(2.80)	to	(3.78)
2017	39,210	44.0909	to	32.1715	1,271,348	—	1.35	to	2.35	17.98	to	16.79

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	C55 merged into Sub-Account C75 on April 24, 2020.

Delaware Life

Variable Account F - Futurity

Financial Statements as of and for the Year Ended December 31, 2021 and Reports of Independent Auditors

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2021

Page(s)
Reports of Independent Auditors	1-5

Financial Statements

Statements of Assets and Liabilities	6-8

Statements of Operations	9-28

Statements of Changes in Net Assets	29-58

Notes to the Financial Statements	59-78

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F - Futurity:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life Variable Account F - Futurity (the Sub-Accounts), as of December 31, 2021, the related statements of operations and changes in net assets for the year or period indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in note 10 for the year or period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2021, the results of their operations and changes in their net assets for the year or period indicated in the Appendix and the financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s separate accounts since 2021.

Boston, Massachusetts

April 28, 2022

Appendix

AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70) (1)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)

AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)

Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53) (1)

ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)

Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520) (1)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. Core Equity Fund II Sub-Account (AC3) (1)

Invesco V.I. International Growth Fund I Sub-Account (A21) (1)

Invesco V.I. International Growth Fund II Sub-Account (AC1) (1)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)

JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43) (1)

JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Rydex VT NASDAQ-100 Fund Sub-Account (R03) (1)

Rydex VT Nova Fund Sub-Account (R02) (1)

(1)	Statements of assets and liabilities as of December 31, 2021 and statements of operations and changes in net assets for the year ended December 31, 2021.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F:

Opinions on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts of Delaware Life Variable Account F - Futurity for the period indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in net assets of each of the subaccounts of Delaware Life Variable Account F – Futurity for the period indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70) (1)	MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)	MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)	MFS VIT Total Return Series Service Class Sub-Account (M35) (1)
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)	MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)
Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)	MFS VIT I Growth Series Service Class Sub-Account (M80) (1)
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)	MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)
ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53) (1)	MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)
ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13) (1)	MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)	MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)	MFS VIT I Research Series Initial Class Sub-Account (M33) (1)
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)	MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)
First Eagle Overseas Variable Fund Sub-Account (FE3) (1)	MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)	MFS VIT I Value Series Initial Class Sub-Account (M83) (1)
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)	MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)	MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)	MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)
Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520) (1)	MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)	MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)	MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00) (2)	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)
Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)
Invesco V.I. American Franchise Fund Series II Sub-Account (V52) (1)	MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)
Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)	MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)
Invesco V.I. Core Equity Fund II Sub-Account (AC3) (1)	MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)
Invesco V.I. International Growth Fund I Sub-Account (A21) (1)	PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)
Invesco V.I. International Growth Fund II Sub-Account (AC1) (1)	PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) (3)	PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)	Rydex VT NASDAQ-100 Fund Sub-Account (R03) (1)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43) (1)	Rydex VT Nova Fund Sub-Account (R02) (1)
JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32) (1)

(1) Statement of changes in net assets for the year ended December 31, 2020.
(2) Statement of changes in net assets for the period April 30, 2020 (commencement of operations) through December 31, 2020.
(3) Statement of changes in net assets for the period January 1, 2020 to April 30, 2020 (date of liquidation).

Basis for Opinions

These financial statements are the responsibility of the Delaware Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Delaware Life Variable Account F – Futurity based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Delaware Life Variable Account F – Futurity in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, CT

April 28, 2021

We served as the auditor of one or more of the subaccounts of Delaware Life Variable Account F – Futurity from 2013 to 2020.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70)	17,790	$508,701	$779,190	$5,954	$785,144	$—	$785,144
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	235,332	6,674,378	8,500,190	—	8,500,190	35	8,500,155
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)	42,246	872,503	1,122,489	—	1,122,489	—	1,122,489
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	73,729	1,322,079	1,574,111	6,154	1,580,265	1,789	1,578,476
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	177,975	3,295,237	5,255,587	14,960	5,270,547	—	5,270,547
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	76,496	2,033,004	2,132,722	1,675	2,134,397	—	2,134,397
ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53)	35,196	592,090	901,726	5,149	906,875	—	906,875
ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13)	14,336	282,773	325,999	—	325,999	—	325,999
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	400,548	14,731,591	21,032,759	7,525	21,040,284	1,673	21,038,611
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	171,852	12,998,350	17,085,513	—	17,085,513	2,172	17,083,341
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	293,244	6,398,886	8,486,481	—	8,486,481	—	8,486,481
First Eagle Overseas Variable Fund Sub-Account (FE3)	1,176,970	30,148,606	31,048,477	—	31,048,477	12,896	31,035,581
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	98,868	1,394,515	1,343,623	252	1,343,875	—	1,343,875
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	57,753	707,649	669,353	—	669,353	—	669,353
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	245,600	2,367,105	2,448,631	—	2,448,631	—	2,448,631
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	129,093	1,628,397	1,688,537	2,681	1,691,218	—	1,691,218
Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520)	172,529	2,356,570	2,869,157	6,391	2,875,548	1,518	2,874,030
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	180,348	1,519,181	1,651,987	2,717	1,654,704	—	1,654,704
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	239,150	4,288,240	4,797,354	7,751	4,805,105	—	4,805,105
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00) ¹	6,971	599,556	799,098	7,111	806,210	72	806,137
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	163,458	10,314,280	14,487,294	—	14,487,294	8,167	14,479,127
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	1,751	100,260	145,371	4,640	150,011	—	150,011
Invesco V.I. Core Equity Fund I Sub-Account (A39)	223,523	7,221,511	8,446,947	8,307	8,455,254	—	8,455,254
Invesco V.I. Core Equity Fund II Sub-Account (AC3)	2,061	67,807	77,417	—	77,417	—	77,417
Invesco V.I. International Growth Fund I Sub-Account (A21)	162,244	5,798,545	6,718,506	1,750	6,720,256	—	6,720,256
Invesco V.I. International Growth Fund II Sub-Account (AC1)	4,675	146,912	190,359	—	190,359	—	190,359
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	50,934	958,429	1,196,443	4,731	1,201,174	—	1,201,174
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43)	56,322	1,212,372	1,599,531	5,026	1,604,557	1,089	1,603,468
JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32)	84,484	2,656,995	3,874,446	16,201	3,890,647	1,369	3,889,278
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	11,514,084	11,514,084	11,514,084	1,689	11,515,773	—	11,515,773
MFS VIT Total Return Series Initial Class Sub-Account (M07)	423,559	10,189,405	11,766,477	—	11,766,477	17,525	11,748,952
MFS VIT Total Return Series Service Class Sub-Account (M35)	385,682	9,074,874	10,482,824	246	10,483,070	—	10,483,070
MFS VIT I Growth Series Initial Class Sub-Account (M31)	289,696	14,994,593	22,990,267	30,676	23,020,943	2,541	23,018,402
MFS VIT I Growth Series Service Class Sub-Account (M80)	53,350	2,604,685	3,987,382	—	3,987,382	—	3,987,382
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	1,884,360	18,851,879	22,084,701	20,400	22,105,101	1,121	22,103,980
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	447,425	9,084,015	10,425,013	3,234	10,428,247	1,462	10,426,785
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	490,827	8,847,022	9,738,005	—	9,738,005	7,069	9,730,936
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	620,735	8,321,751	8,460,615	5,856	8,466,471	—	8,466,471
MFS VIT I Research Series Initial Class Sub-Account (M33)	383,749	10,735,623	14,808,887	32,696	14,841,583	—	14,841,583
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	220,083	6,802,138	8,431,371	5,758	8,437,129	—	8,437,129
MFS VIT I Utilities Series Service Class Sub-Account (M40)	55,053	1,698,525	2,068,906	—	2,068,906	—	2,068,906
MFS VIT I Value Series Initial Class Sub-Account (M83)	1,722,618	33,067,453	42,583,125	—	42,583,125	7,420	42,575,705
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	81,994	4,171,523	5,619,061	26,898	5,645,959	176	5,645,783
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	45,323	2,160,365	3,068,836	—	3,068,836	—	3,068,836
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	432,018	5,530,765	5,331,097	—	5,331,097	95	5,331,002
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	231,162	2,927,059	2,836,361	—	2,836,361	—	2,836,361
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	3,122,306	17,668,408	17,453,689	6,105	17,459,794	—	17,459,794
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	627,054	3,523,819	3,455,067	—	3,455,067	16	3,455,051
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	556,564	11,024,805	15,344,470	17,402	15,361,872	1,339	15,360,533
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	188,000	3,512,443	5,089,165	—	5,089,165	—	5,089,165
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	1,210,084	11,951,334	16,965,376	—	16,965,376	6,215	16,959,161
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	643,368	9,081,290	12,359,108	—	12,359,108	5,216	12,353,892
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	2,191,869	17,310,416	24,307,828	—	24,307,828	2,573	24,305,255
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	930,633	11,831,414	11,651,521	—	11,651,521	2,164	11,649,357
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	335,213	4,366,155	4,689,624	—	4,689,624	58	4,689,566
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	2,344,228	25,739,092	25,223,893	2,294	25,226,187	—	25,226,187
Rydex VT NASDAQ-100 Fund Sub-Account (R03)	23,223	1,109,550	1,692,470	12,797	1,705,267	2,597	1,702,670
Rydex VT Nova Fund Sub-Account (R02)	4,139	411,012	814,079	13,184	827,263	2,534	824,729

[1]	This Sub-Account had a name change in 2021. Refer to Note 1 for further details.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
A70	31,053	$732,185	$52,959	$785,144
A71	276,394	8,484,075	16,080	8,500,155
AM2	36,793	1,122,489	—	1,122,489
A19	25,995	1,537,014	41,462	1,578,476
A55	148,347	5,206,760	63,787	5,270,547
A51	54,554	2,132,555	1,842	2,134,397
C53	30,862	892,163	14,712	906,875
L13	7,758	325,999	—	325,999
F24	365,838	20,941,730	96,881	21,038,611
F99	371,927	16,862,932	220,409	17,083,341
F91	347,457	8,486,481	—	8,486,481
FE3	591,037	30,750,640	284,941	31,035,581
T20	61,230	1,341,236	2,639	1,343,875
F56	26,462	669,353	—	669,353
G30	87,072	2,448,631	—	2,448,631
521	38,721	1,663,935	27,283	1,691,218
520	65,706	2,830,971	43,059	2,874,030
G33	108,489	1,624,332	30,372	1,654,704
G31	125,842	4,757,288	47,817	4,805,105
O00	46,399	755,203	50,934	806,137
V15	391,428	14,234,703	244,424	14,479,127
V52	4,199	104,102	45,909	150,011
A39	321,190	8,305,916	149,338	8,455,254
AC3	1,953	77,417	—	77,417
A21	281,978	6,682,310	37,946	6,720,256
AC1	5,402	190,359	—	190,359
I76	44,061	1,166,934	34,240	1,201,174
J43	33,091	1,569,606	33,862	1,603,468
J32	62,739	3,791,910	97,368	3,889,278
MD8	1,271,565	11,307,405	208,368	11,515,773
M07	653,490	11,636,415	112,537	11,748,952
M35	601,770	10,474,770	8,300	10,483,070
M31	479,109	22,597,853	420,549	23,018,402

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M80	69,635	$3,987,382	$—	$3,987,382
MF1	532,653	21,736,977	367,003	22,103,980
M05	407,560	10,358,785	68,000	10,426,785
M42	390,506	9,627,491	103,445	9,730,936
M06	726,553	8,411,979	54,492	8,466,471
M33	451,965	14,678,690	162,893	14,841,583
M44	551,346	8,322,295	114,834	8,437,129
M40	139,543	2,068,906	—	2,068,906
M83	1,560,322	42,259,825	315,880	42,575,705
MB6	158,091	5,535,013	110,770	5,645,783
MB7	78,929	3,068,836	—	3,068,836
M96	303,949	5,317,675	13,327	5,331,002
MD2	196,553	2,836,361	—	2,836,361
MA6	826,321	17,220,655	239,139	17,459,794
MA3	142,732	3,451,110	3,941	3,455,051
MD6	437,869	15,216,947	143,586	15,360,533
MB3	117,581	5,089,165	—	5,089,165
MB8	321,975	16,711,368	247,793	16,959,161
MF6	233,702	12,224,243	129,649	12,353,892
MG3	748,910	24,096,090	209,165	24,305,255
PK8	348,864	11,568,367	80,990	11,649,357
P06	257,072	4,682,196	7,370	4,689,566
P07	1,382,697	25,097,005	129,182	25,226,187
R03	29,733	1,616,456	86,214	1,702,670
R02	17,948	735,909	88,820	824,729

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2021

	A70	A71	AM2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$53,079	$—
Expenses:
Mortality and expense risk charges	(9,809)	(100,918)	(15,831)
Administration and distribution charges	(2,419)	(29,522)	(4,089)

Net investment income (loss)	(12,228)	(77,361)	(19,920)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	81,227	187,577	144,589
Realized gain distributions	94,235	—	118,848

Net realized gains (losses)	175,462	187,577	263,437

Net change in unrealized appreciation (depreciation)	(20,543)	1,732,625	(155,969)

Net realized and change in unrealized gains (losses)	154,919	1,920,202	107,468

Net increase (decrease) from operations	$142,691	$1,842,841	$87,548

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	A19	A55	A51
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$58,807	$—
Expenses:
Mortality and expense risk charges	(18,622)	(61,108)	(28,668)
Administration and distribution charges	(4,728)	(13,223)	(5,927)

Net investment income (loss)	(23,350)	(15,524)	(34,595)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	85,392	639,328	131,121
Realized gain distributions	352,958	369,836	688,265

Net realized gains (losses)	438,350	1,009,164	819,386

Net change in unrealized appreciation (depreciation)	(305,426)	345,444	(940,034)

Net realized and change in unrealized gains (losses)	132,924	1,354,608	(120,648)

Net increase (decrease) from operations	$109,574	$1,339,084	$(155,243)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	C53	L13	F24
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$12,677	$3,202	$5,627
Expenses:
Mortality and expense risk charges	(10,441)	(4,030)	(248,138)
Administration and distribution charges	(1,260)	(487)	(69,178)

Net investment income (loss)	976	(1,315)	(311,689)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	38,830	6,349	1,943,975
Realized gain distributions	63,582	26,774	2,512,187

Net realized gains (losses)	102,412	33,123	4,456,162

Net change in unrealized appreciation (depreciation)	84,595	40,630	536,253

Net realized and change in unrealized gains (losses)	187,007	73,753	4,992,415

Net increase (decrease) from operations	$187,983	$72,438	$4,680,726

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	F99	F91	FE3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$26,357	$291,153
Expenses:
Mortality and expense risk charges	(207,947)	(112,618)	(386,599)
Administration and distribution charges	(61,031)	(39,958)	(117,450)

Net investment income (loss)	(268,978)	(126,219)	(212,896)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,024,011	124,121	(96,154)
Realized gain distributions	3,713,671	600,116	87,697

Net realized gains (losses)	5,737,682	724,237	(8,457)

Net change in unrealized appreciation (depreciation)	(2,080,301)	635,121	1,173,153

Net realized and change in unrealized gains (losses)	3,657,381	1,359,358	1,164,696

Net increase (decrease) from operations	$3,388,403	$1,233,139	$951,800

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	T20	F56	G30
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$24,895	$7,574	$27,387
Expenses:
Mortality and expense risk charges	(16,254)	(8,079)	(29,738)
Administration and distribution charges	(5,064)	(2,298)	(4,703)

Net investment income (loss)	3,577	(2,803)	(7,054)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,834	(1,637)	31,835
Realized gain distributions	—	—	297,188

Net realized gains (losses)	3,834	(1,637)	329,023

Net change in unrealized appreciation (depreciation)	30,866	28,992	161,745

Net realized and change in unrealized gains (losses)	34,700	27,355	490,768

Net increase (decrease) from operations	$38,277	$24,552	$483,714

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	521	520	G33
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$7,652	$—	$46,398
Expenses:
Mortality and expense risk charges	(19,949)	(35,955)	(21,525)
Administration and distribution charges	(5,403)	(10,485)	(3,140)

Net investment income (loss)	(17,700)	(46,440)	21,733

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	63,690	312,501	20,075
Realized gain distributions	360,985	337,747	39,175

Net realized gains (losses)	424,675	650,248	59,250

Net change in unrealized appreciation (depreciation)	(67,792)	(50,513)	92,030

Net realized and change in unrealized gains (losses)	356,883	599,735	151,280

Net increase (decrease) from operations	$339,183	$553,295	$173,013

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	G31	O00	V15
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$36,511	$—	$—
Expenses:
Mortality and expense risk charges	(56,067)	(9,204)	(181,766)
Administration and distribution charges	(10,987)	(2,513)	(35,867)

Net investment income (loss)	(30,543)	(11,717)	(217,633)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	429,712	82,517	1,494,953
Realized gain distributions	1,052,340	78,889	1,713,148

Net realized gains (losses)	1,482,052	161,406	3,208,101

Net change in unrealized appreciation (depreciation)	(320,947)	(27,167)	(1,485,181)

Net realized and change in unrealized gains (losses)	1,161,105	134,239	1,722,920

Net increase (decrease) from operations	$1,130,562	$122,522	$1,505,287

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	V52	A39	AC3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$53,165	$324
Expenses:
Mortality and expense risk charges	(2,114)	(94,948)	(850)
Administration and distribution charges	(693)	(22,443)	(221)

Net investment income (loss)	(2,807)	(64,226)	(747)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	7,355	35,684	(68)
Realized gain distributions	17,805	182,093	1,648

Net realized gains (losses)	25,160	217,777	1,580

Net change in unrealized appreciation (depreciation)	(8,447)	1,712,024	15,118

Net realized and change in unrealized gains (losses)	16,713	1,929,801	16,698

Net increase (decrease) from operations	$13,906	$1,865,575	$15,951

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	A21	AC1	I76
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$85,909	$2,001	$2,038
Expenses:
Mortality and expense risk charges	(84,496)	(2,475)	(15,019)
Administration and distribution charges	(18,226)	(604)	(3,562)

Net investment income (loss)	(16,813)	(1,078)	(16,543)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	351,005	1,025	50,375
Realized gain distributions	453,696	12,890	64,499

Net realized gains (losses)	804,701	13,915	114,874

Net change in unrealized appreciation (depreciation)	(479,752)	(5,732)	114,051

Net realized and change in unrealized gains (losses)	324,949	8,183	228,925

Net increase (decrease) from operations	$308,136	$7,105	$212,382

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	J43	J32	MD8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$8,414	$27,538	$—
Expenses:
Mortality and expense risk charges	(19,992)	(45,960)	(158,399)
Administration and distribution charges	(4,638)	(9,256)	(40,197)

Net investment income (loss)	(16,216)	(27,678)	(198,596)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	49,334	716,200	—
Realized gain distributions	40,669	164,117	—

Net realized gains (losses)	90,003	880,317	—

Net change in unrealized appreciation (depreciation)	203,930	44,589	—

Net realized and change in unrealized gains (losses)	293,933	924,906	—

Net increase (decrease) from operations	$277,717	$897,228	$(198,596)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M07	M35	M31
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$209,994	$168,293	$—
Expenses:
Mortality and expense risk charges	(136,857)	(126,842)	(271,135)
Administration and distribution charges	(33,019)	(40,378)	(54,364)

Net investment income (loss)	40,118	1,073	(325,499)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	390,417	323,769	2,478,945
Realized gain distributions	559,330	510,446	3,039,336

Net realized gains (losses)	949,747	834,215	5,518,281

Net change in unrealized appreciation (depreciation)	394,660	350,770	(794,800)

Net realized and change in unrealized gains (losses)	1,344,407	1,184,985	4,723,481

Net increase (decrease) from operations	$1,384,525	$1,186,058	$4,397,982

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M80	MF1	M05
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(44,777)	(262,726)	(128,413)
Administration and distribution charges	(13,490)	(74,933)	(35,450)

Net investment income (loss)	(58,267)	(337,659)	(163,863)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	209,966	1,666,746	863,178
Realized gain distributions	551,860	4,353,240	1,702,694

Net realized gains (losses)	761,826	6,019,986	2,565,872

Net change in unrealized appreciation (depreciation)	35,088	(3,024,163)	(2,286,484)

Net realized and change in unrealized gains (losses)	796,914	2,995,823	279,388

Net increase (decrease) from operations	$738,647	$2,658,164	$115,525

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M42	M06	M33
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$232,434	$75,932
Expenses:
Mortality and expense risk charges	(118,679)	(102,353)	(160,508)
Administration and distribution charges	(41,166)	(28,617)	(54,963)

Net investment income (loss)	(159,845)	101,464	(139,539)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	616,142	57,129	688,246
Realized gain distributions	1,787,917	630	795,456

Net realized gains (losses)	2,404,059	57,759	1,483,702

Net change in unrealized appreciation (depreciation)	(2,140,039)	(365,485)	1,560,298

Net realized and change in unrealized gains (losses)	264,020	(307,726)	3,044,000

Net increase (decrease) from operations	$104,175	$(206,262)	$2,904,461

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$141,860	$30,759	$557,744
Expenses:
Mortality and expense risk charges	(99,489)	(23,683)	(489,182)
Administration and distribution charges	(20,489)	(8,172)	(145,834)

Net investment income (loss)	21,882	(1,096)	(77,272)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	94,649	31,753	2,177,258
Realized gain distributions	276,425	69,328	928,790

Net realized gains (losses)	371,074	101,081	3,106,048

Net change in unrealized appreciation (depreciation)	583,205	123,412	5,764,308

Net realized and change in unrealized gains (losses)	954,279	224,493	8,870,356

Net increase (decrease) from operations	$976,161	$223,397	$8,793,084

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MB6	MB7	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$60,719	$26,325	$118,003
Expenses:
Mortality and expense risk charges	(65,502)	(33,034)	(64,140)
Administration and distribution charges	(14,716)	(11,699)	(13,926)

Net investment income (loss)	(19,499)	(18,408)	39,937

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	364,468	167,434	(33,554)
Realized gain distributions	376,175	200,387	—

Net realized gains (losses)	740,643	367,821	(33,554)

Net change in unrealized appreciation (depreciation)	604,263	331,994	(190,775)

Net realized and change in unrealized gains (losses)	1,344,906	699,815	(224,329)

Net increase (decrease) from operations	$1,325,407	$681,407	$(184,392)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$55,627	$888,944	$168,020
Expenses:
Mortality and expense risk charges	(33,254)	(215,278)	(41,435)
Administration and distribution charges	(11,120)	(61,932)	(13,731)

Net investment income (loss)	11,253	611,734	112,854

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,435)	(95,258)	(14,388)
Realized gain distributions	—	—	—

Net realized gains (losses)	(4,435)	(95,258)	(14,388)

Net change in unrealized appreciation (depreciation)	(114,737)	(170,351)	(48,232)

Net realized and change in unrealized gains (losses)	(119,172)	(265,609)	(62,620)

Net increase (decrease) from operations	$(107,919)	$346,125	$50,234

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MD6	MB3	MB8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$35,457	$1,608	$151,459
Expenses:
Mortality and expense risk charges	(166,003)	(57,180)	(206,939)
Administration and distribution charges	(42,468)	(21,013)	(60,348)

Net investment income (loss)	(173,014)	(76,585)	(115,828)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,060,776	336,731	282,568
Realized gain distributions	1,888,364	664,404	—

Net realized gains (losses)	2,949,140	1,001,135	282,568

Net change in unrealized appreciation (depreciation)	361,982	134,592	4,138,387

Net realized and change in unrealized gains (losses)	3,311,122	1,135,727	4,420,955

Net increase (decrease) from operations	$3,138,108	$1,059,142	$4,305,127

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MF6	MG3	PK8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$182,956	$190,639	$543,068
Expenses:
Mortality and expense risk charges	(144,864)	(286,113)	(144,851)
Administration and distribution charges	(44,006)	(87,479)	(43,473)

Net investment income (loss)	(5,914)	(182,953)	354,744

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	865,491	1,117,807	17,016
Realized gain distributions	—	161,502	—

Net realized gains (losses)	865,491	1,279,309	17,016

Net change in unrealized appreciation (depreciation)	2,184,885	4,994,904	(857,264)

Net realized and change in unrealized gains (losses)	3,050,376	6,274,213	(840,248)

Net increase (decrease) from operations	$3,044,462	$6,091,260	$(485,504)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	P06	P07	R03
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$225,099	$473,976	$—
Expenses:
Mortality and expense risk charges	(54,871)	(308,726)	(19,524)
Administration and distribution charges	(14,588)	(92,546)	(5,017)

Net investment income (loss)	155,640	72,704	(24,541)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	22,002	(46,295)	153,081
Realized gain distributions	—	1,118,196	120,885

Net realized gains (losses)	22,002	1,071,901	273,966

Net change in unrealized appreciation (depreciation)	278	(1,870,600)	83,220

Net realized and change in unrealized gains (losses)	22,280	(798,699)	357,186

Net increase (decrease) from operations	$177,920	$(725,995)	$332,645

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

R02
Sub-Account
Income:
Dividend income	$2,626
Expenses:
Mortality and expense risk charges	(9,460)
Administration and distribution charges	(2,222)

Net investment income (loss)	(9,056)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	67,395
Realized gain distributions	31,450

Net realized gains (losses)	98,845

Net change in unrealized appreciation (depreciation)	157,873

Net realized and change in unrealized gains (losses)	256,718

Net increase (decrease) from operations	$247,662

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A70 Sub-Account		A71 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(12,228)	$(6,257)	$(77,361)	$(19,821)
Net realized gains (losses)	175,462	91,290	187,577	298,883
Net change in unrealized appreciation (depreciation)	(20,543)	95,130	1,732,625	(339,246)

Net increase (decrease) in net assets from operations	142,691	180,163	1,842,841	(60,184)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,318	20,877	68,932	317,883
Transfers between Sub-Accounts (including the Fixed Account), net	70,401	66,520	129,158	(211,545)
Withdrawals, surrenders, annuitizations and contract charges	(146,848)	(59,057)	(923,230)	(1,119,309)

Net accumulation activity	(75,129)	28,340	(725,140)	(1,012,971)

Annuitization Activity:
Annuitizations	—	9,862	—	14,359
Annuity payments and contract charges	(1,273)	(1,073)	(2,154)	(1,601)
Adjustments to annuity reserves	4,048	1,907	44	(79)

Net annuitization activity	2,775	10,696	(2,110)	12,679

Net increase (decrease) from contract owner transactions	(72,354)	39,036	(727,250)	(1,000,292)

Total increase (decrease) in net assets	70,337	219,199	1,115,591	(1,060,476)
Net assets at beginning of year	714,807	495,608	7,384,564	8,445,040

Net assets at end of year	$785,144	$714,807	$8,500,155	$7,384,564

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	AM2 Sub-Account		A19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(19,920)	$(4,998)	$(23,350)	$(17,464)
Net realized gains (losses)	263,437	173,640	438,350	193,720
Net change in unrealized appreciation (depreciation)	(155,969)	138,260	(305,426)	353,923

Net increase (decrease) in net assets from operations	87,548	306,902	109,574	530,179

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	180	9,034	381	42,444
Transfers between Sub-Accounts (including the Fixed Account), net	(206,646)	(74,043)	97,887	(77,097)
Withdrawals, surrenders, annuitizations and contract charges	(151,234)	(161,155)	(82,339)	(129,803)

Net accumulation activity	(357,700)	(226,164)	15,929	(164,456)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(6,655)	(4,925)
Adjustments to annuity reserves	(2,019)	2,019	(2,978)	6,477

Net annuitization activity	(2,019)	2,019	(9,633)	1,552

Net increase (decrease) from contract owner transactions	(359,719)	(224,145)	6,296	(162,904)

Total increase (decrease) in net assets	(272,171)	82,757	115,870	367,275
Net assets at beginning of year	1,394,660	1,311,903	1,462,606	1,095,331

Net assets at end of year	$1,122,489	$1,394,660	$1,578,476	$1,462,606

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A55 Sub-Account		A51 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(15,524)	$(2,466)	$(34,595)	$(7,745)
Net realized gains (losses)	1,009,164	402,637	819,386	274,292
Net change in unrealized appreciation (depreciation)	345,444	147,060	(940,034)	744,059

Net increase (decrease) in net assets from operations	1,339,084	547,231	(155,243)	1,010,606

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	128,886	45,410	44,576	35,070
Transfers between Sub-Accounts (including the Fixed Account), net	(89,250)	(56,877)	55,964	(59,907)
Withdrawals, surrenders, annuitizations and contract charges	(861,827)	(451,866)	(196,595)	(271,269)

Net accumulation activity	(822,191)	(463,333)	(96,055)	(296,106)

Annuitization Activity:
Annuitizations	1,479	—	—	—
Annuity payments and contract charges	(5,968)	(4,569)	(465)	(960)
Adjustments to annuity reserves	5,857	3,240	149	754

Net annuitization activity	1,368	(1,329)	(316)	(206)

Net increase (decrease) from contract owner transactions	(820,823)	(464,662)	(96,371)	(296,312)

Total increase (decrease) in net assets	518,261	82,569	(251,614)	714,294
Net assets at beginning of year	4,752,286	4,669,717	2,386,011	1,671,717

Net assets at end of year	$5,270,547	$4,752,286	$2,134,397	$2,386,011

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C53 Sub-Account		L13 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$976	$(224)	$(1,315)	$212
Net realized gains (losses)	102,412	79,590	33,123	27,042
Net change in unrealized appreciation (depreciation)	84,595	(36,053)	40,630	(14,670)

Net increase (decrease) in net assets from operations	187,983	43,313	72,438	12,584

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	27,715
Transfers between Sub-Accounts (including the Fixed Account), net	(889)	(15)	(207)	(7,342)
Withdrawals, surrenders, annuitizations and contract charges	(60,472)	(148,785)	(60,194)	(14,926)

Net accumulation activity	(61,361)	(148,800)	(60,401)	5,447

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,761)	(1,444)	—	—
Adjustments to annuity reserves	1,695	812	—	—

Net annuitization activity	(66)	(632)	—	—

Net increase (decrease) from contract owner transactions	(61,427)	(149,432)	(60,401)	5,447

Total increase (decrease) in net assets	126,556	(106,119)	12,037	18,031
Net assets at beginning of year	780,319	886,438	313,962	295,931

Net assets at end of year	$906,875	$780,319	$325,999	$313,962

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F24 Sub-Account		F99 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(311,689)	$(252,524)	$(268,978)	$(242,254)
Net realized gains (losses)	4,456,162	952,765	5,737,682	3,286,154
Net change in unrealized appreciation (depreciation)	536,253	3,692,626	(2,080,301)	2,592,984

Net increase (decrease) in net assets from operations	4,680,726	4,392,867	3,388,403	5,636,884

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	763,497	495,338	728,521	712,763
Transfers between Sub-Accounts (including the Fixed Account), net	(717,551)	(443,242)	(1,813,538)	(1,849,258)
Withdrawals, surrenders, annuitizations and contract charges	(3,079,509)	(1,971,988)	(2,772,663)	(2,718,836)

Net accumulation activity	(3,033,563)	(1,919,892)	(3,857,680)	(3,855,331)

Annuitization Activity:
Annuitizations	33,238	12,339	58,498	52,814
Annuity payments and contract charges	(10,990)	(5,158)	(23,968)	(16,345)
Adjustments to annuity reserves	3,661	1,260	(8,318)	3,448

Net annuitization activity	25,909	8,441	26,212	39,917

Net increase (decrease) from contract owner transactions	(3,007,654)	(1,911,451)	(3,831,468)	(3,815,414)

Total increase (decrease) in net assets	1,673,072	2,481,416	(443,065)	1,821,470
Net assets at beginning of year	19,365,539	16,884,123	17,526,406	15,704,936

Net assets at end of year	$21,038,611	$19,365,539	$17,083,341	$17,526,406

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F91 Sub-Account		FE3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(126,219)	$(106,965)	$(212,896)	$343,242
Net realized gains (losses)	724,237	74,351	(8,457)	645,920
Net change in unrealized appreciation (depreciation)	635,121	872,574	1,173,153	482,155

Net increase (decrease) in net assets from operations	1,233,139	839,960	951,800	1,471,317

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	61,922	49,948	1,607,877	638,423
Transfers between Sub-Accounts (including the Fixed Account), net	184,498	(3,121)	945,366	1,500,418
Withdrawals, surrenders, annuitizations and contract charges	(241,107)	(138,627)	(5,582,652)	(3,537,934)

Net accumulation activity	5,313	(91,800)	(3,029,409)	(1,399,093)

Annuitization Activity:
Annuitizations	—	—	142,963	94,382
Annuity payments and contract charges	—	—	(46,960)	(33,842)
Adjustments to annuity reserves	—	—	(12,994)	(672)

Net annuitization activity	—	—	83,009	59,868

Net increase (decrease) from contract owner transactions	5,313	(91,800)	(2,946,400)	(1,339,225)

Total increase (decrease) in net assets	1,238,452	748,160	(1,994,600)	132,092
Net assets at beginning of year	7,248,029	6,499,869	33,030,181	32,898,089

Net assets at end of year	$8,486,481	$7,248,029	$31,035,581	$33,030,181

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	T20 Sub-Account		F56 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$3,577	$22,478	$(2,803)	$9,125
Net realized gains (losses)	3,834	(41,236)	(1,637)	(25,740)
Net change in unrealized appreciation (depreciation)	30,866	(32,958)	28,992	42,611

Net increase (decrease) in net assets from operations	38,277	(51,716)	24,552	25,996

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	9,380	33,568	28,434	65,892
Transfers between Sub-Accounts (including the Fixed Account), net	49,572	62,006	12,299	3,654
Withdrawals, surrenders, annuitizations and contract charges	(96,667)	(173,986)	(93,769)	(91,848)

Net accumulation activity	(37,715)	(78,412)	(53,036)	(22,302)

Annuitization Activity:
Annuitizations	3,471	—	—	—
Annuity payments and contract charges	(470)	—	—	—
Adjustments to annuity reserves	(212)	—	—	(124)

Net annuitization activity	2,789	—	—	(124)

Net increase (decrease) from contract owner transactions	(34,926)	(78,412)	(53,036)	(22,426)

Total increase (decrease) in net assets	3,351	(130,128)	(28,484)	3,570
Net assets at beginning of year	1,340,524	1,470,652	697,837	694,267

Net assets at end of year	$1,343,875	$1,340,524	$669,353	$697,837

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	G30 Sub-Account		521 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(7,054)	$39	$(17,700)	$(17,628)
Net realized gains (losses)	329,023	(27,142)	424,675	(6,633)
Net change in unrealized appreciation (depreciation)	161,745	83,197	(67,792)	105,086

Net increase (decrease) in net assets from operations	483,714	56,094	339,183	80,825

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	115,518	37,315	3,198	7,881
Transfers between Sub-Accounts (including the Fixed Account), net	(66,037)	3,794	(64,855)	(46,235)
Withdrawals, surrenders, annuitizations and contract charges	(377,817)	(212,551)	(187,163)	(120,274)

Net accumulation activity	(328,336)	(171,442)	(248,820)	(158,628)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,195)	(1,565)
Adjustments to annuity reserves	—	—	804	407

Net annuitization activity	—	—	(1,391)	(1,158)

Net increase (decrease) from contract owner transactions	(328,336)	(171,442)	(250,211)	(159,786)

Total increase (decrease) in net assets	155,378	(115,348)	88,972	(78,961)
Net assets at beginning of year	2,293,253	2,408,601	1,602,246	1,681,207

Net assets at end of year	$2,448,631	$2,293,253	$1,691,218	$1,602,246

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	520 Sub-Account		G33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(46,440)	$(36,709)	$21,733	$2,385
Net realized gains (losses)	650,248	199,132	59,250	(77,961)
Net change in unrealized appreciation (depreciation)	(50,513)	697,085	92,030	167,183

Net increase (decrease) in net assets from operations	553,295	859,508	173,013	91,607

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	487,149	107,888	72,479	41,378
Transfers between Sub-Accounts (including the Fixed Account), net	(469,472)	(60,215)	5,194	16,357
Withdrawals, surrenders, annuitizations and contract charges	(686,201)	(181,366)	(306,751)	(179,476)

Net accumulation activity	(668,524)	(133,693)	(229,078)	(121,741)

Annuitization Activity:
Annuitizations	—	—	16,286	—
Annuity payments and contract charges	(6,230)	(4,460)	(3,549)	(1,386)
Adjustments to annuity reserves	(1,679)	4,133	476	510

Net annuitization activity	(7,909)	(327)	13,213	(876)

Net increase (decrease) from contract owner transactions	(676,433)	(134,020)	(215,865)	(122,617)

Total increase (decrease) in net assets	(123,138)	725,488	(42,852)	(31,010)
Net assets at beginning of year	2,997,168	2,271,680	1,697,556	1,728,566

Net assets at end of year	$2,874,030	$2,997,168	$1,654,704	$1,697,556

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	G31 Sub-Account		O00 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(30,543)	$(22,500)	$(11,717)	$(6,245)
Net realized gains (losses)	1,482,052	320,467	161,406	19,499
Net change in unrealized appreciation (depreciation)	(320,947)	281,405	(27,167)	226,709

Net increase (decrease) in net assets from operations	1,130,562	579,372	122,522	239,963

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	377,243	138,185	382	11,454
Transfers between Sub-Accounts (including the Fixed Account), net	31,281	(77,409)	129,180	499,095
Withdrawals, surrenders, annuitizations and contract charges	(1,055,100)	(501,721)	(161,353)	(41,594)

Net accumulation activity	(646,576)	(440,945)	(31,791)	468,955

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(439)	(552)	—	(623)
Adjustments to annuity reserves	6,717	(2,306)	7,111	—

Net annuitization activity	6,278	(2,858)	7,111	(623)

Net increase (decrease) from contract owner transactions	(640,298)	(443,803)	(24,680)	468,332

Total increase (decrease) in net assets	490,264	135,569	97,842	708,295
Net assets at beginning of year	4,314,841	4,179,272	708,295	—

Net assets at end of year	$4,805,105	$4,314,841	$806,137	$708,295

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	V15 Sub-Account		V52 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(217,633)	$(174,574)	$(2,807)	$(2,196)
Net realized gains (losses)	3,208,101	2,088,943	25,160	14,046
Net change in unrealized appreciation (depreciation)	(1,485,181)	2,541,823	(8,447)	29,423

Net increase (decrease) in net assets from operations	1,505,287	4,456,192	13,906	41,273

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	422,500	241,923	—	4,214
Transfers between Sub-Accounts (including the Fixed Account), net	(164,276)	(483,196)	(8,490)	(753)
Withdrawals, surrenders, annuitizations and contract charges	(2,126,765)	(1,563,236)	(315)	(5,259)

Net accumulation activity	(1,868,541)	(1,804,509)	(8,805)	(1,798)

Annuitization Activity:
Annuitizations	18,344	—	—	—
Annuity payments and contract charges	(28,301)	(26,943)	(3,886)	(2,956)
Adjustments to annuity reserves	(18,105)	4,708	1,054	1,444

Net annuitization activity	(28,062)	(22,235)	(2,832)	(1,512)

Net increase (decrease) from contract owner transactions	(1,896,603)	(1,826,744)	(11,637)	(3,310)

Total increase (decrease) in net assets	(391,316)	2,629,448	2,269	37,963
Net assets at beginning of year	14,870,443	12,240,995	147,742	109,779

Net assets at end of year	$14,479,127	$14,870,443	$150,011	$147,742

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A39 Sub-Account		AC3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(64,226)	$(9,806)	$(747)	$(311)
Net realized gains (losses)	217,777	1,742,886	1,580	14,463
Net change in unrealized appreciation (depreciation)	1,712,024	(914,432)	15,118	(6,533)

Net increase (decrease) in net assets from operations	1,865,575	818,648	15,951	7,619

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	281,182	361,640	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(171,112)	(319,718)	(2,036)	123
Withdrawals, surrenders, annuitizations and contract charges	(1,225,041)	(1,015,298)	(20)	(9,090)

Net accumulation activity	(1,114,971)	(973,376)	(2,056)	(8,967)

Annuitization Activity:
Annuitizations	10,294	—	—	—
Annuity payments and contract charges	(19,867)	(14,114)	—	—
Adjustments to annuity reserves	3,111	1,693	—	—

Net annuitization activity	(6,462)	(12,421.00)	—	—

Net increase (decrease) from contract owner transactions	(1,121,433)	(985,797)	(2,056)	(8,967)

Total increase (decrease) in net assets	744,142	(167,149)	13,895	(1,348)
Net assets at beginning of year	7,711,112	7,878,261	63,522	64,870

Net assets at end of year	$8,455,254	$7,711,112	$77,417	$63,522

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A21 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(16,813)	$55,941	$(1,078)	$756
Net realized gains (losses)	804,701	453,298	13,915	4,663
Net change in unrealized appreciation (depreciation)	(479,752)	230,437	(5,732)	12,205

Net increase (decrease) in net assets from operations	308,136	739,676	7,105	17,624

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	302,864	400,172	—	3,374
Transfers between Sub-Accounts (including the Fixed Account), net	61,886	(232,805)	2,496	(9,304)
Withdrawals, surrenders, annuitizations and contract charges	(1,023,440)	(922,729)	(225)	(3,618)

Net accumulation activity	(658,690)	(755,362)	2,271	(9,548)

Annuitization Activity:
Annuitizations	21,307	9,826	—	—
Annuity payments and contract charges	(4,620)	(1,994)	—	—
Adjustments to annuity reserves	126	340	—	—

Net annuitization activity	16,813	8,172	—	—

Net increase (decrease) from contract owner transactions	(641,877)	(747,190)	2,271	(9,548)

Total increase (decrease) in net assets	(333,741)	(7,514)	9,376	8,076
Net assets at beginning of year	7,053,997	7,061,511	180,983	172,907

Net assets at end of year	$6,720,256	$7,053,997	$190,359	$180,983

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	I84 Sub-Account[2]		I76 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$—	$(2,795)	$(16,543)	$(10,159)
Net realized gains (losses)	—	(14,782)	114,874	62,019
Net change in unrealized appreciation (depreciation)	—	(17,863)	114,051	173,128

Net increase (decrease) in net assets from operations	—	(35,440)	212,382	224,988

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	61	8,965	11,522
Transfers between Sub-Accounts (including the Fixed Account), net	—	(528,134)	(14,940)	60,827
Withdrawals, surrenders, annuitizations and contract charges	—	(68,829)	(160,715)	(82,741)

Net accumulation activity	—	(596,902)	(166,690)	(10,392)

Annuitization Activity:
Annuitizations	—	—	290	—
Annuity payments and contract charges	—	(1,082)	(32)	—
Adjustments to annuity reserves	—	(2,223)	(336)	5,066

Net annuitization activity	—	(3,305)	(78)	5,066

Net increase (decrease) from contract owner transactions	—	(600,207)	(166,768)	(5,326)

Total increase (decrease) in net assets	—	(635,647)	45,614	219,662
Net assets at beginning of year	—	635,647	1,155,560	935,898

Net assets at end of year	$—	$—	$1,201,174	$1,155,560

[2]	Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) was closed on April 30, 2020 due to merger.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	J43 Sub-Account		J32 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(16,216)	$(6,316)	$(27,678)	$(25,219)
Net realized gains (losses)	90,003	46,659	880,317	407,558
Net change in unrealized appreciation (depreciation)	203,930	96,073	44,589	364,121

Net increase (decrease) in net assets from operations	277,717	136,416	897,228	746,460

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	11,065	16,566	772,964	17,368
Transfers between Sub-Accounts (including the Fixed Account), net	(13,621)	4,167	114,345	(185,090)
Withdrawals, surrenders, annuitizations and contract charges	(112,127)	(146,312)	(1,783,561)	(356,777)

Net accumulation activity	(114,683)	(125,579)	(896,252)	(524,499)

Annuitization Activity:
Annuitizations	—	—	6,907	—
Annuity payments and contract charges	(4,592)	(1,115)	(11,018)	(5,947)
Adjustments to annuity reserves	30	2,365	6,608	1,943

Net annuitization activity	(4,562)	1,250	2,497	(4,004)

Net increase (decrease) from contract owner transactions	(119,245)	(124,329)	(893,755)	(528,503)

Total increase (decrease) in net assets	158,472	12,087	3,473	217,957
Net assets at beginning of year	1,444,996	1,432,909	3,885,805	3,667,848

Net assets at end of year	$1,603,468	$1,444,996	$3,889,278	$3,885,805

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MD8 Sub-Account		M07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(198,596)	$(189,863)	$40,118	$92,885
Net realized gains (losses)	—	(1)	949,747	509,675
Net change in unrealized appreciation (depreciation)	—	—	394,660	262,292

Net increase (decrease) in net assets from operations	(198,596)	(189,864)	1,384,525	864,852

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,519,786	820,507	782,128	599,226
Transfers between Sub-Accounts (including the Fixed Account), net	3,815,111	1,716,464	(66,500)	(171,542)
Withdrawals, surrenders, annuitizations and contract charges	(8,203,172)	(4,881,788)	(1,922,796)	(2,301,663)

Net accumulation activity	(1,868,275)	(2,344,817)	(1,207,168)	(1,873,979)

Annuitization Activity:
Annuitizations	214,434	120,299	372	—
Annuity payments and contract charges	(149,310)	(27,308)	(41)	(14,992)
Adjustments to annuity reserves	(9,691)	(267)	(18,295)	767

Net annuitization activity	55,433	92,724	(17,964)	(14,225)

Net increase (decrease) from contract owner transactions	(1,812,842)	(2,252,093)	(1,225,132)	(1,888,204)

Total increase (decrease) in net assets	(2,011,438)	(2,441,957)	159,393	(1,023,352)
Net assets at beginning of year	13,527,211	15,969,168	11,589,559	12,612,911

Net assets at end of year	$11,515,773	$13,527,211	$11,748,952	$11,589,559

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M35 Sub-Account		M31 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$1,073	$44,668	$(325,499)	$(282,265)
Net realized gains (losses)	834,215	380,543	5,518,281	3,145,728
Net change in unrealized appreciation (depreciation)	350,770	273,509	(794,800)	2,292,532

Net increase (decrease) in net assets from operations	1,186,058	698,720	4,397,982	5,155,995

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	648,465	437,243	906,871	540,282
Transfers between Sub-Accounts (including the Fixed Account), net	(94,252)	(252,380)	(440,014)	(880,033)
Withdrawals, surrenders, annuitizations and contract charges	(1,759,295)	(1,520,771)	(3,255,387)	(2,091,755)

Net accumulation activity	(1,205,082)	(1,335,908)	(2,788,530)	(2,431,506)

Annuitization Activity:
Annuitizations	—	—	33,600	—
Annuity payments and contract charges	(1,408)	(1,171)	(30,967)	(32,844)
Adjustments to annuity reserves	102	(78)	(2,439)	11,164

Net annuitization activity	(1,306)	(1,249)	194	(21,680)

Net increase (decrease) from contract owner transactions	(1,206,388)	(1,337,157)	(2,788,336)	(2,453,186)

Total increase (decrease) in net assets	(20,330)	(638,437)	1,609,646	2,702,809
Net assets at beginning of year	10,503,400	11,141,837	21,408,756	18,705,947

Net assets at end of year	$10,483,070	$10,503,400	$23,018,402	$21,408,756

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M80 Sub-Account		MF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(58,267)	$(50,595)	$(337,659)	$(328,764)
Net realized gains (losses)	761,826	540,671	6,019,986	3,303,878
Net change in unrealized appreciation (depreciation)	35,088	376,693	(3,024,163)	3,388,639

Net increase (decrease) in net assets from operations	738,647	866,769	2,658,164	6,363,753

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	110,203	90,037	1,021,154	1,387,022
Transfers between Sub-Accounts (including the Fixed Account), net	(32,177)	(92,110)	(124,900)	(3,076,125)
Withdrawals, surrenders, annuitizations and contract charges	(340,517)	(567,295)	(4,130,964)	(4,745,711)

Net accumulation activity	(262,491)	(569,368)	(3,234,710)	(6,434,814)

Annuitization Activity:
Annuitizations	—	—	57,746	87,851
Annuity payments and contract charges	—	—	(27,077)	(29,719)
Adjustments to annuity reserves	—	—	(5,873)	11,685

Net annuitization activity	—	—	24,796	69,817

Net increase (decrease) from contract owner transactions	(262,491)	(569,368)	(3,209,914)	(6,364,997)

Total increase (decrease) in net assets	476,156	297,401	(551,750)	(1,244)
Net assets at beginning of year	3,511,226	3,213,825	22,655,730	22,656,974

Net assets at end of year	$3,987,382	$3,511,226	$22,103,980	$22,655,730

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M05 Sub-Account		M42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(163,863)	$(141,064)	$(159,845)	$(143,501)
Net realized gains (losses)	2,565,872	1,672,152	2,404,059	1,783,536
Net change in unrealized appreciation (depreciation)	(2,286,484)	2,354,545	(2,140,039)	2,061,004

Net increase (decrease) in net assets from operations	115,525	3,885,633	104,175	3,701,039

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	535,202	167,967	451,077	126,236
Transfers between Sub-Accounts (including the Fixed Account), net	413,861	(1,451,947)	580,730	(1,967,360)
Withdrawals, surrenders, annuitizations and contract charges	(1,803,167)	(986,584)	(1,492,757)	(855,846)

Net accumulation activity	(854,104)	(2,270,564)	(460,950)	(2,696,970)

Annuitization Activity:
Annuitizations	55,658	—	6,859	42,936
Annuity payments and contract charges	(14,563)	(4,074)	(6,450)	(9,510)
Adjustments to annuity reserves	(5,004)	5,068	(7,184)	(397)

Net annuitization activity	36,091	994	(6,775)	33,029

Net increase (decrease) from contract owner transactions	(818,013)	(2,269,570)	(467,725)	(2,663,941)

Total increase (decrease) in net assets	(702,488)	1,616,063	(363,550)	1,037,098
Net assets at beginning of year	11,129,273	9,513,210	10,094,486	9,057,388

Net assets at end of year	$10,426,785	$11,129,273	$9,730,936	$10,094,486

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M06 Sub-Account		M33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$101,464	$163,417	$(139,539)	$(97,806)
Net realized gains (losses)	57,759	112,976	1,483,702	866,267
Net change in unrealized appreciation (depreciation)	(365,485)	348,584	1,560,298	955,778

Net increase (decrease) in net assets from operations	(206,262)	624,977	2,904,461	1,724,239

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	373,819	292,041	537,984	510,467
Transfers between Sub-Accounts (including the Fixed Account), net	593,790	(34,668)	(505,312)	(309,741)
Withdrawals, surrenders, annuitizations and contract charges	(1,251,132)	(1,990,435)	(1,278,633)	(1,803,883)

Net accumulation activity	(283,523)	(1,733,062)	(1,245,961)	(1,603,157)

Annuitization Activity:
Annuitizations	53,644	—	—	31,882
Annuity payments and contract charges	(10,805)	(432)	(17,274)	(13,862)
Adjustments to annuity reserves	4,547	316	11,918	7,615

Net annuitization activity	47,386	(116)	(5,356)	25,635

Net increase (decrease) from contract owner transactions	(236,137)	(1,733,178)	(1,251,317)	(1,577,522)

Total increase (decrease) in net assets	(442,399)	(1,108,201)	1,653,144	146,717
Net assets at beginning of year	8,908,870	10,017,071	13,188,439	13,041,722

Net assets at end of year	$8,466,471	$8,908,870	$14,841,583	$13,188,439

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M44 Sub-Account		M40 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$21,882	$86,683	$(1,096)	$13,318
Net realized gains (losses)	371,074	163,414	101,081	49,047
Net change in unrealized appreciation (depreciation)	583,205	31,028	123,412	(3,046)

Net increase (decrease) in net assets from operations	976,161	281,125	223,397	59,319

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	230,270	235,012	76,940	22,897
Transfers between Sub-Accounts (including the Fixed Account), net	(230,328)	(235,752)	(6,656)	(152,348)
Withdrawals, surrenders, annuitizations and contract charges	(1,237,293)	(1,474,793)	(242,590)	(253,623)

Net accumulation activity	(1,237,351)	(1,475,533)	(172,306)	(383,074)

Annuitization Activity:
Annuitizations	35,074	31,658	—	—
Annuity payments and contract charges	(7,359)	(7,913)	—	—
Adjustments to annuity reserves	(1,819)	1,335	—	—

Net annuitization activity	25,896	25,080	—	—

Net increase (decrease) from contract owner transactions	(1,211,455)	(1,450,453)	(172,306)	(383,074)

Total increase (decrease) in net assets	(235,294)	(1,169,328)	51,091	(323,755)
Net assets at beginning of year	8,672,423	9,841,751	2,017,815	2,341,570

Net assets at end of year	$8,437,129	$8,672,423	$2,068,906	$2,017,815

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M83 Sub-Account		MB6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(77,272)	$18,341	$(19,499)	$8,904
Net realized gains (losses)	3,106,048	2,574,199	740,643	285,604
Net change in unrealized appreciation (depreciation)	5,764,308	(2,037,534)	604,263	316,657

Net increase (decrease) in net assets from operations	8,793,084	555,006	1,325,407	611,165

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,210,262	1,888,266	408,700	142,048
Transfers between Sub-Accounts (including the Fixed Account), net	(1,777,285)	1,010,184	(99,758)	(78,141)
Withdrawals, surrenders, annuitizations and contract charges	(6,242,168)	(5,636,655)	(1,180,085)	(541,417)

Net accumulation activity	(5,809,191)	(2,738,205)	(871,143)	(477,510)

Annuitization Activity:
Annuitizations	94,473	66,599	—	—
Annuity payments and contract charges	(36,965)	(24,084)	(10,699)	(11,673)
Adjustments to annuity reserves	(8,376)	(411)	10,426	2,132

Net annuitization activity	49,132	42,104	(273)	(9,541)

Net increase (decrease) from contract owner transactions	(5,760,059)	(2,696,101)	(871,416)	(487,051)

Total increase (decrease) in net assets	3,033,025	(2,141,095)	453,991	124,114
Net assets at beginning of year	39,542,680	41,683,775	5,191,792	5,067,678

Net assets at end of year	$42,575,705	$39,542,680	$5,645,783	$5,191,792

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MB7 Sub-Account		M96 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(18,408)	$(5,148)	$39,937	$87,255
Net realized gains (losses)	367,821	214,503	(33,554)	(24,068)
Net change in unrealized appreciation (depreciation)	331,994	99,778	(190,775)	168,217

Net increase (decrease) in net assets from operations	681,407	309,133	(184,392)	231,404

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	100,566	56,047	254,686	231,047
Transfers between Sub-Accounts (including the Fixed Account), net	(52,122)	(53,144)	106,126	713,580
Withdrawals, surrenders, annuitizations and contract charges	(323,910)	(353,049)	(462,465)	(534,093)

Net accumulation activity	(275,466)	(350,146)	(101,653)	410,534

Annuitization Activity:
Annuitizations	—	—	13,729	—
Annuity payments and contract charges	—	—	(1,657)	(106)
Adjustments to annuity reserves	—	—	(149)	13

Net annuitization activity	—	—	11,923	(93)

Net increase (decrease) from contract owner transactions	(275,466)	(350,146)	(89,730)	410,441

Total increase (decrease) in net assets	405,941	(41,013)	(274,122)	641,845
Net assets at beginning of year	2,662,895	2,703,908	5,605,124	4,963,279

Net assets at end of year	$3,068,836	$2,662,895	$5,331,002	$5,605,124

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MD2 Sub-Account		MA6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$11,253	$33,672	$611,734	$698,474
Net realized gains (losses)	(4,435)	3,032	(95,258)	(374,220)
Net change in unrealized appreciation (depreciation)	(114,737)	102,893	(170,351)	79,819

Net increase (decrease) in net assets from operations	(107,919)	139,597	346,125	404,073

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	12,366	57,594	1,080,887	298,731
Transfers between Sub-Accounts (including the Fixed Account), net	134,780	56,624	798,421	1,149,961
Withdrawals, surrenders, annuitizations and contract charges	(249,196)	(385,028)	(3,146,925)	(2,343,566)

Net accumulation activity	(102,050)	(270,810)	(1,267,617)	(894,874)

Annuitization Activity:
Annuitizations	—	—	84,855	41,632
Annuity payments and contract charges	—	—	(27,912)	(17,283)
Adjustments to annuity reserves	—	—	(2,971)	2,109

Net annuitization activity	—	—	53,972	26,458

Net increase (decrease) from contract owner transactions	(102,050)	(270,810)	(1,213,645)	(868,416)

Total increase (decrease) in net assets	(209,969)	(131,213)	(867,520)	(464,343)
Net assets at beginning of year	3,046,330	3,177,543	18,327,314	18,791,657

Net assets at end of year	$2,836,361	$3,046,330	$17,459,794	$18,327,314

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MA3 Sub-Account		MD6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$112,854	$129,629	$(173,014)	$(120,622)
Net realized gains (losses)	(14,388)	(49,448)	2,949,140	2,017,202
Net change in unrealized appreciation (depreciation)	(48,232)	2,631	361,982	603,666

Net increase (decrease) in net assets from operations	50,234	82,812	3,138,108	2,500,246

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	198,049	63,981	582,306	220,912
Transfers between Sub-Accounts (including the Fixed Account), net	154,528	(95,301)	(211,620)	(276,855)
Withdrawals, surrenders, annuitizations and contract charges	(521,739)	(439,017)	(1,612,811)	(1,176,930)

Net accumulation activity	(169,162)	(470,337)	(1,242,125)	(1,232,873)

Annuitization Activity:
Annuitizations	4,377	—	6,135	—
Annuity payments and contract charges	(488)	(1,297)	(13,252)	(12,293)
Adjustments to annuity reserves	(16)	(468)	2,633	3,266

Net annuitization activity	3,873	(1,765)	(4,484)	(9,027)

Net increase (decrease) from contract owner transactions	(165,289)	(472,102)	(1,246,609)	(1,241,900)

Total increase (decrease) in net assets	(115,055)	(389,290)	1,891,499	1,258,346
Net assets at beginning of year	3,570,106	3,959,396	13,469,034	12,210,688

Net assets at end of year	$3,455,051	$3,570,106	$15,360,533	$13,469,034

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MB3 Sub-Account		MB8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(76,585)	$(58,169)	$(115,828)	$(105,981)
Net realized gains (losses)	1,001,135	800,425	282,568	(180,371)
Net change in unrealized appreciation (depreciation)	134,592	57,131	4,138,387	1,547,330

Net increase (decrease) in net assets from operations	1,059,142	799,387	4,305,127	1,260,978

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	48,884	152,704	881,537	321,020
Transfers between Sub-Accounts (including the Fixed Account), net	(73,100)	(85,021)	(1,594,666)	(283,323)
Withdrawals, surrenders, annuitizations and contract charges	(641,236)	(797,281)	(3,140,978)	(2,066,851)

Net accumulation activity	(665,452)	(729,598)	(3,854,107)	(2,029,154)

Annuitization Activity:
Annuitizations	—	—	91,058	76,394
Annuity payments and contract charges	—	—	(20,731)	(12,604)
Adjustments to annuity reserves	—	—	(5,969)	(3,404)

Net annuitization activity	—	—	64,358	60,386

Net increase (decrease) from contract owner transactions	(665,452)	(729,598)	(3,789,749)	(1,968,768)

Total increase (decrease) in net assets	393,690	69,789	515,378	(707,790)
Net assets at beginning of year	4,695,475	4,625,686	16,443,783	17,151,573

Net assets at end of year	$5,089,165	$4,695,475	$16,959,161	$16,443,783

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MF6 Sub-Account		MG3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(5,914)	$353,364	$(182,953)	$(65,372)
Net realized gains (losses)	865,491	460,399	1,279,309	67,485
Net change in unrealized appreciation (depreciation)	2,184,885	(732,715)	4,994,904	832,879

Net increase (decrease) in net assets from operations	3,044,462	81,048	6,091,260	834,992

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	659,178	282,227	1,001,185	662,925
Transfers between Sub-Accounts (including the Fixed Account), net	(1,156,948)	467,690	(2,028,287)	114,051
Withdrawals, surrenders, annuitizations and contract charges	(2,176,872)	(1,422,187)	(3,219,983)	(2,990,197)

Net accumulation activity	(2,674,642)	(672,270)	(4,247,085)	(2,213,221)

Annuitization Activity:
Annuitizations	63,298	32,878	58,973	70,062
Annuity payments and contract charges	(11,701)	(6,329)	(18,876)	(11,652)
Adjustments to annuity reserves	(5,277)	(335)	(5,363)	(304)

Net annuitization activity	46,320	26,214	34,734	58,106

Net increase (decrease) from contract owner transactions	(2,628,322)	(646,056)	(4,212,351)	(2,155,115)

Total increase (decrease) in net assets	416,140	(565,008)	1,878,909	(1,320,123)
Net assets at beginning of year	11,937,752	12,502,760	22,426,346	23,746,469

Net assets at end of year	$12,353,892	$11,937,752	$24,305,255	$22,426,346

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	PK8 Sub-Account		P06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$354,744	$341,076	$155,640	$(4,361)
Net realized gains (losses)	17,016	(230,221)	22,002	(13,567)
Net change in unrealized appreciation (depreciation)	(857,264)	335,540	278	432,907

Net increase (decrease) in net assets from operations	(485,504)	446,395	177,920	414,979

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	662,691	205,470	17,388	69,942
Transfers between Sub-Accounts (including the Fixed Account), net	1,011,955	693,567	299,816	60,569
Withdrawals, surrenders, annuitizations and contract charges	(1,970,804)	(1,335,703)	(329,497)	(440,528)

Net accumulation activity	(296,158)	(436,666)	(12,293)	(310,017)

Annuitization Activity:
Annuitizations	41,430	20,003	—	8,955
Annuity payments and contract charges	(12,436)	(7,139)	(983)	(967)
Adjustments to annuity reserves	(2,374)	(465)	(941)	883

Net annuitization activity	26,620	12,399	(1,924)	8,871

Net increase (decrease) from contract owner transactions	(269,538)	(424,267)	(14,217)	(301,146)

Total increase (decrease) in net assets	(755,042)	22,128	163,703	113,833
Net assets at beginning of year	12,404,399	12,382,271	4,525,863	4,412,030

Net assets at end of year	$11,649,357	$12,404,399	$4,689,566	$4,525,863

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P07 Sub-Account		R03 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$72,704	$148,980	$(24,541)	$(19,377)
Net realized gains (losses)	1,071,901	190,593	273,966	478,767
Net change in unrealized appreciation (depreciation)	(1,870,600)	1,229,062	83,220	122,553

Net increase (decrease) in net assets from operations	(725,995)	1,568,635	332,645	581,943

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,131,879	673,543	8,948	75,486
Transfers between Sub-Accounts (including the Fixed Account), net	1,971,658	890,694	(3,494)	(114,418)
Withdrawals, surrenders, annuitizations and contract charges	(4,035,098)	(3,326,909)	(173,938)	(351,446)

Net accumulation activity	(931,561)	(1,762,672)	(168,484)	(390,378)

Annuitization Activity:
Annuitizations	84,401	20,374	—	—
Annuity payments and contract charges	(23,002)	(10,941)	(9,821)	(6,984)
Adjustments to annuity reserves	2,010	(1,405)	4,765	1,473

Net annuitization activity	63,409	8,028	(5,056)	(5,511)

Net increase (decrease) from contract owner transactions	(868,152)	(1,754,644)	(173,540)	(395,889)

Total increase (decrease) in net assets	(1,594,147)	(186,009)	159,105	186,054
Net assets at beginning of year	26,820,334	27,006,343	1,543,565	1,357,511

Net assets at end of year	$25,226,187	$26,820,334	$1,702,670	$1,543,565

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	R02 Sub-Account
	December 31,	December 31,
	2021	2020
Operations:
Net investment income (loss)	$(9,056)	$(3,796)
Net realized gains (losses)	98,845	120,781
Net change in unrealized appreciation (depreciation)	157,873	(20,033)

Net increase (decrease) in net assets from operations	247,662	96,952

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	16,237	24,919
Transfers between Sub-Accounts (including the Fixed Account), net	(25,091)	(8,898)
Withdrawals, surrenders, annuitizations and contract charges	(53,269)	(97,136)

Net accumulation activity	(62,123)	(81,115)

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	(10,079)	(5,722)
Adjustments to annuity reserves	5,064	1,423

Net annuitization activity	(5,015)	(4,299)

Net increase (decrease) from contract owner transactions	(67,138)	(85,414)

Total increase (decrease) in net assets	180,524	11,538
Net assets at beginning of year	644,205	632,667

Net assets at end of year	$824,729	$644,205

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts, Futurity Select Incentive contracts (collectively, the ‘‘Contracts’’) and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
O00	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	April 30, 2021

The close date related to Sub-Accounts held by the contract owners of the Variable Account (if closed within the past five years), is as follows:

Closed Sub-Account	New Sub-Account	Effective Date
I84	O00	April 30, 2020

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2021. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge. If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2021 noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2021, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2021. There were no transfers between levels during the year ended December 31, 2021.

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2021, the deduction is at an effective annual rate based on the average daily value of the Contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Futurity	1.25%	—	—	—	—	—	—	—
Futurity II	1.25%	—	—	—	—	—	—	—
Futurity Focus	1.00%	—	—	—	—	—	—	—
Futurity Accolade	1.30%	1.45%	1.55%	1.70%	—	—	—	—
Futurity Focus II	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—
Futurity III	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—
Futurity Select Four	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—
Futurity Select Four Plus	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Futurity Select Seven	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Futurity Select Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—
Futurity Select Incentive	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.40%

Administration charges

Each year on the account anniversary date, an account administration fee (‘‘Account Fee’’) equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts or 2% of the participant’s account value, reflected in the Statements of Changes in Net Assets, in account years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

An additional account administration charge is deducted from the Variable Account to reimburse the Sponsor for administrative expenses that are not covered by the annual Account Fee. This administrative charge is deducted daily at an effective annual rate of 0.15% based on the value of the contract and is reported in the Statements of Operations as a component of “Administration and distribution charges”.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses related to the sale of the Contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase and is based on the amounts withdrawn.

Surrender Charge (up to % below)
Futurity	6%
Futurity II	6%
Futurity Accolade	8%
Futurity III	7%
Futurity Select Four	6%
Futurity Select Four Plus	8%
Futurity Select Freedom	8%
Futurity Select Seven	8%
Futurity Select Incentive	8%

Surrender charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Distribution charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Futurity Select Seven and Futurity Select Incentive and an effective annual rate of 0.20% of the net assets attributable to Futurity Select Four Plus and Futurity Select Freedom contracts. These charges are reflected on the Statements of Operations as a component of “Administration and distribution charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 3% or 4% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

	Purchases	Sales
A70	$247,590	$241,984
A71	577,243	1,381,898
AM2	225,366	484,138
A19	558,107	217,868
A55	632,363	1,104,731
A51	865,345	308,196
C53	76,585	75,149
L13	29,977	64,919
F24	4,503,991	5,313,475
F99	4,820,304	5,197,336
F91	885,953	406,743
FE3	3,814,656	6,873,402
T20	139,493	171,094
F56	49,023	104,862
G30	446,816	485,018
521	393,197	300,927
520	909,642	1,291,949
G33	182,152	337,585
G31	1,622,315	1,247,533
O00	295,112	259,731
V15	2,368,624	2,750,771
V52	17,962	15,655
A39	627,377	1,634,054
AC3	1,972	3,127
A21	1,012,262	1,217,382
AC1	17,389	3,306

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
I76	$138,454	$256,931
J43	126,607	220,435
J32	1,194,629	1,957,421
MD8	7,396,389	9,409,169
M07	1,762,311	2,369,700
M35	1,434,286	2,129,257
M31	4,226,961	4,297,040
M80	883,233	652,131
MF1	6,334,430	5,522,113
M05	3,092,933	2,366,063
M42	3,176,791	2,009,260
M06	1,562,126	1,700,715
M33	1,551,222	2,158,540
M44	755,378	1,666,707
M40	310,967	415,041
M83	4,144,555	9,044,784
MB6	881,484	1,406,650
MB7	341,538	435,025
M96	691,651	741,295
MD2	314,217	405,014
MA6	3,059,187	3,658,226
MA3	627,745	680,164
MD6	2,592,558	2,125,424
MB3	741,001	818,634
MB8	1,548,860	5,448,531
MF6	1,134,896	3,763,903
MG3	1,804,917	6,033,448
PK8	2,497,170	2,409,672
P06	639,954	497,590
P07	5,639,947	5,319,331
R03	348,155	428,100
R02	128,320	176,047

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	9,541	13,175	(3,634)
A71	20,071	46,592	(26,521)
AM2	13,541	25,261	(11,720)
A19	4,907	4,606	301
A55	7,497	28,589	(21,092)
A51	4,314	6,714	(2,400)
C53	18	2,404	(2,386)
L13	2	1,544	(1,542)
F24	51,993	108,538	(56,545)
F99	36,540	130,079	(93,539)
F91	11,893	11,945	(52)
FE3	81,315	137,712	(56,397)
T20	7,210	8,583	(1,373)
F56	1,606	3,584	(1,978)
G30	4,786	17,483	(12,697)
521	601	5,779	(5,178)
520	27,290	43,292	(16,002)
G33	8,747	21,737	(12,990)
G31	22,210	40,525	(18,315)
O00	19,245	21,096	(1,851)
V15	23,931	75,489	(51,558)
V52	4	363	(359)
A39	20,014	69,590	(49,576)
AC3	—	52	(52)
A21	26,090	50,183	(24,093)
AC1	76	6	70
I76	4,442	10,654	(6,212)
J43	2,530	5,057	(2,527)
J32	21,407	38,695	(17,288)
MD8	1,366,472	1,563,940	(197,468)
M07	59,153	129,848	(70,695)
M35	51,297	125,249	(73,952)
M31	29,992	90,348	(60,356)
M80	12,592	17,541	(4,949)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	69,912	151,511	(81,599)
M05	64,806	93,506	(28,700)
M42	58,254	72,821	(14,567)
M06	181,702	202,273	(20,571)
M33	34,281	76,134	(41,853)
M44	29,781	115,960	(86,179)
M40	20,932	33,674	(12,742)
M83	140,286	370,844	(230,558)
MB6	14,073	41,633	(27,560)
MB7	3,527	11,796	(8,269)
M96	34,449	39,430	(4,981)
MD2	24,612	31,319	(6,707)
MA6	118,188	169,169	(50,981)
MA3	24,312	31,017	(6,705)
MD6	23,479	60,584	(37,105)
MB3	2,443	19,170	(16,727)
MB8	37,071	114,294	(77,223)
MF6	25,502	81,733	(56,231)
MG3	74,528	217,009	(142,481)
PK8	66,766	74,424	(7,658)
P06	24,540	24,611	(71)
P07	278,685	325,849	(47,164)
R03	8,676	12,479	(3,803)
R02	3,148	4,969	(1,821)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2020 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	9,109	7,311	1,798
A71	26,914	74,121	(47,207)
AM2	4,749	14,626	(9,877)
A19	3,523	7,112	(3,589)
A55	17,904	36,365	(18,461)
A51	3,218	11,413	(8,195)
C53	43	6,957	(6,914)
L13	1,853	1,651	202
F24	54,241	103,442	(49,201)
F99	73,385	196,331	(122,946)
F91	9,057	14,618	(5,561)
FE3	81,743	112,616	(30,873)
T20	9,573	13,769	(4,196)
F56	3,141	4,234	(1,093)
G30	7,964	15,617	(7,653)
521	1,168	6,125	(4,957)
520	9,101	13,105	(4,004)
G33	10,376	18,596	(8,220)
G31	10,623	28,226	(17,603)
O00	62,634	14,384	48,250
V15	24,595	93,343	(68,748)
V52	184	366	(182)
A39	26,996	79,896	(52,900)
AC3	137	495	(358)
A21	30,053	65,812	(35,759)
AC1	153	586	(433)
I84	4,694	35,454	(30,760)
I76	5,410	6,516	(1,106)
J43	4,672	8,660	(3,988)
J32	5,907	19,177	(13,270)
MD8	546,742	788,978	(242,236)
M07	98,337	226,988	(128,651)
M35	38,070	135,716	(97,646)
M31	32,984	99,493	(66,509)
M80	7,562	21,761	(14,199)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	76,432	288,841	(212,409)
M05	69,781	169,730	(99,949)
M42	71,240	187,251	(116,011)
M06	76,793	227,694	(150,901)
M33	43,085	110,257	(67,172)
M44	82,286	200,128	(117,842)
M40	6,476	38,042	(31,566)
M83	217,823	350,828	(133,005)
MB6	10,524	30,899	(20,375)
MB7	6,435	19,886	(13,451)
M96	70,431	48,104	22,327
MD2	16,943	36,453	(19,510)
MA6	175,889	223,063	(47,174)
MA3	13,912	35,961	(22,049)
MD6	63,327	106,373	(43,046)
MB3	9,577	35,033	(25,456)
MB8	127,864	146,367	(18,503)
MF6	45,627	57,674	(12,047)
MG3	156,273	230,139	(73,866)
PK8	67,826	85,051	(17,225)
P06	54,296	72,763	(18,467)
P07	297,862	409,675	(111,813)
R03	14,314	22,621	(8,307)
R02	6,779	10,240	(3,461)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2021	31,053	$22.3679	to	$40.2380	$785,144	—%	1.15%	to	2.10%	21.16%	to	20.01%
2020	34,687	18.4608	to	33.5291	714,807	0.45	1.15	to	2.10	37.48	to	36.17
2019	32,889	13.4279	to	24.6234	495,608	0.17	1.15	to	2.10	28.29	to	27.07
2018	54,378	10.4667	to	19.3781	599,720	—	1.15	to	2.10	(11.02)	to	(11.88)
2017	58,812	11.7634	to	21.9899	727,444	0.27	1.15	to	2.10	34.74	to	33.45
A71
2021	276,394	32.3691	to	37.2757	8,500,155	0.64	1.15	to	2.10	26.37	to	25.17
2020	302,915	25.6146	to	29.7811	7,384,564	1.29	1.15	to	2.10	1.29	to	0.32
2019	350,122	25.2877	to	29.6851	8,445,040	1.03	1.15	to	2.10	22.19	to	21.03
2018	407,633	20.6951	to	24.5279	8,043,643	0.75	1.15	to	2.10	(6.93)	to	(7.83)
2017	498,926	22.2366	to	26.6102	10,570,331	1.25	1.15	to	2.10	17.24	to	16.12
AM2
2021	36,793	32.2253	to	34.9665	1,122,489	—	1.15	to	2.10	6.77	to	5.75
2020	48,513	30.1828	to	33.0656	1,394,660	1.10	1.15	to	2.10	28.11	to	26.88
2019	58,390	23.5601	to	26.0596	1,311,903	0.26	1.15	to	2.10	25.77	to	24.57
2018	83,344	18.7328	to	20.9196	1,489,030	0.41	1.15	to	2.10	(18.55)	to	(19.33)
2017	93,124	22.9999	to	25.9338	2,062,972	0.92	1.15	to	2.10	33.09	to	31.83
A19
2021	25,995	64.1253	to	84.2966	1,578,476	—	1.15	to	2.10	7.95	to	6.92
2020	25,694	59.4044	to	78.8431	1,462,606	—	1.15	to	2.10	51.87	to	50.42
2019	29,283	39.1145	to	52.4145	1,095,331	—	1.15	to	2.10	34.45	to	33.16
2018	36,986	29.0933	to	39.3612	1,030,841	—	1.15	to	2.10	(2.25)	to	(3.19)
2017	42,643	29.7627	to	40.6571	1,211,853	—	1.15	to	2.10	32.25	to	30.99
A55
2021	148,347	28.4574	to	37.3462	5,270,547	1.15	1.15	to	1.85	30.15	to	29.24
2020	169,439	21.8649	to	28.8971	4,752,286	1.39	1.15	to	1.85	13.56	to	12.76
2019	187,900	19.2548	to	25.6278	4,669,717	1.60	1.15	to	1.85	27.99	to	27.09
2018	204,976	15.0444	to	20.1653	4,012,741	1.66	1.15	to	1.85	(5.71)	to	(6.38)
2017	232,333	15.9559	to	21.5391	4,780,927	1.52	1.15	to	1.85	19.93	to	19.09
A51
2021	54,554	30.2421	to	35.7606	2,134,397	—	1.15	to	1.85	(7.14)	to	(7.79)
2020	56,954	32.5674	to	38.7827	2,386,011	1.06	1.15	to	1.85	65.23	to	64.07
2019	65,149	19.7105	to	23.6383	1,671,717	—	1.15	to	1.85	27.85	to	26.95
2018	71,398	15.4168	to	18.6196	1,423,897	—	1.15	to	1.85	0.26	to	(0.44)
2017	81,160	22.8810	to	18.7027	1,631,288	—	1.15	to	1.85	27.27	to	26.37
C53
2021	30,862	29.2177			906,875	1.51	1.40			25.05
2020	33,248	23.3655			780,319	1.37	1.40			6.18
2019	40,162	22.0059			886,438	1.51	1.40			29.77
2018	41,517	16.9575			705,596	1.53	1.40			(6.18)
2017	44,551	18.0746			806,231	1.52	1.40			17.53

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
L13
2021	7,758	$42.0205			$325,999	0.99%	1.40%			24.47%
2020	9,300	33.7608			313,962	1.48	1.40			3.79
2019	9,098	32.5283			295,931	1.71	1.40			27.10
2018	10,657	25.5925			272,728	1.42	1.40			(10.14)
2017	13,468	28.4808			383,590	1.33	1.40			13.25
F24
2021	365,838	61.3800	to	55.3834	21,038,611	0.03	1.15	to	2.30	26.05	to	24.60
2020	422,383	48.6962	to	44.4507	19,365,539	0.08	1.15	to	2.30	28.73	to	27.25
2019	471,584	37.8268	to	34.9324	16,884,123	0.21	1.15	to	2.30	29.77	to	28.27
2018	542,333	29.1497	to	27.2331	15,002,121	0.43	1.15	to	2.30	(7.72)	to	(8.79)
2017	659,222	31.5877	to	29.8571	19,837,965	0.77	1.15	to	2.30	20.19	to	18.81
F99
2021	371,927	46.0193	to	59.6980	17,083,341	—	1.15	to	2.30	21.49	to	20.09
2020	465,466	37.8785	to	49.7100	17,526,406	0.04	1.15	to	2.30	41.90	to	40.26
2019	588,412	26.6943	to	35.4416	15,704,936	0.06	1.15	to	2.30	32.44	to	30.91
2018	712,706	20.1561	to	27.0729	14,400,361	0.04	1.15	to	2.30	(1.58)	to	(2.72)
2017	804,753	20.4801	to	27.8308	16,647,092	0.09	1.15	to	2.30	33.27	to	31.74
F91
2021	347,457	24.2634	to	31.2990	8,486,481	0.33	1.15	to	2.10	18.02	to	16.89
2020	347,509	20.5588	to	26.7755	7,248,029	0.22	1.15	to	2.10	14.01	to	12.91
2019	353,070	18.0332	to	23.7130	6,499,869	1.54	1.15	to	2.10	26.04	to	24.83
2018	371,338	14.3080	to	18.9956	5,441,772	2.50	1.15	to	2.10	(16.04)	to	(16.84)
2017	107,288	17.0410	to	22.8434	1,763,394	1.16	1.15	to	2.10	28.50	to	27.28
FE3
2021	591,037	56.9496	to	46.1588	31,035,581	0.89	1.15	to	2.10	3.25	to	2.26
2020	647,434	55.1553	to	43.4966	33,030,181	2.70	1.15	to	2.30	5.63	to	4.40
2019	678,307	52.2139	to	41.6626	32,898,089	0.31	1.15	to	2.30	16.04	to	14.69
2018	758,017	44.9955	to	36.3252	31,749,225	2.11	1.15	to	2.30	(11.57)	to	(12.61)
2017	858,841	50.8850	to	41.5661	40,742,265	1.02	1.15	to	2.30	13.27	to	11.96
T20
2021	61,230	23.8691	to	18.8951	1,343,875	1.82	1.15	to	2.10	2.97	to	1.98
2020	62,603	23.1800	to	18.5282	1,340,524	3.44	1.15	to	2.10	(2.29)	to	(3.23)
2019	66,799	23.6705	to	19.1469	1,470,652	1.69	1.15	to	2.10	11.24	to	10.18
2018	75,326	21.3238	to	17.3785	1,495,169	2.65	1.15	to	2.10	(16.41)	to	(17.22)
2017	79,237	25.5101	to	20.9939	1,893,331	2.63	1.15	to	2.10	15.37	to	14.26
F56
2021	26,462	27.2015	to	21.3765	669,353	1.09	1.15	to	2.10	3.67	to	2.68
2020	28,440	26.2393	to	20.8189	697,837	2.99	1.15	to	2.10	4.58	to	3.58
2019	29,533	25.0900	to	20.0992	694,267	2.84	1.15	to	2.10	13.83	to	12.75
2018	39,425	22.0873	to	17.8270	819,617	1.98	1.15	to	2.10	(15.82)	to	(16.64)
2017	44,382	26.2396	to	21.3858	1,096,314	1.59	1.15	to	2.10	17.16	to	16.03
G30
2021	87,072	29.0850	to	27.2570	2,448,631	1.15	1.15	to	1.85	22.72	to	21.85
2020	99,769	23.7003	to	22.3698	2,293,253	1.45	1.15	to	1.85	2.79	to	2.06
2019	107,422	23.0566	to	21.9187	2,408,601	1.52	1.15	to	1.85	24.49	to	23.61
2018	117,101	18.5203	to	17.7325	2,114,323	1.28	1.15	to	1.85	(9.50)	to	(10.15)
2017	132,029	20.4652	to	19.7361	2,642,419	1.63	1.15	to	1.85	8.61	to	7.84

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
521
2021	38,721	$55.7824	to	$47.0044	$1,691,218	0.45%	1.15%	to	1.70%	22.38%	to	21.69%
2020	43,899	45.5809	to	38.6254	1,602,246	0.23	1.15	to	1.70	7.34	to	6.74
2019	48,856	42.4628	to	36.1871	1,681,207	0.49	1.15	to	1.70	23.42	to	22.73
2018	52,603	34.4043	to	29.4854	1,464,646	0.46	1.15	to	1.70	(9.67)	to	(10.18)
2017	56,826	38.0865	to	32.8269	1,770,573	0.56	1.15	to	1.70	10.30	to	9.68
520
2021	65,706	46.6828	to	56.3264	2,874,030	—	1.15	to	2.10	20.53	to	19.38
2020	81,708	38.7326	to	47.1839	2,997,168	0.09	1.15	to	2.10	38.89	to	37.56
2019	85,712	27.8875	to	34.3003	2,271,680	0.33	1.15	to	2.10	33.97	to	32.69
2018	88,518	20.8160	to	25.8491	1,739,776	0.45	1.15	to	2.10	(2.18)	to	(3.12)
2017	91,150	21.2801	to	26.6815	1,839,876	0.52	1.15	to	2.10	29.16	to	27.93
G33
2021	108,489	13.2622	to	13.6828	1,654,704	2.72	1.15	to	1.85	10.88	to	10.10
2020	121,479	11.9606	to	12.4271	1,697,556	1.60	1.15	to	1.85	5.58	to	4.84
2019	129,699	11.3284	to	11.8536	1,728,566	2.33	1.15	to	1.85	17.09	to	16.27
2018	153,984	12.4011	to	10.1949	1,772,488	1.89	1.15	to	1.85	(17.24)	to	(17.83)
2017	157,544	14.9845	to	12.4077	2,198,356	1.88	1.15	to	1.85	25.17	to	24.28
G31
2021	125,842	39.2451	to	36.8509	4,805,105	0.78	1.15	to	2.05	27.93	to	26.77
2020	144,157	30.6762	to	29.0699	4,314,841	0.87	1.15	to	2.05	16.20	to	15.14
2019	161,760	26.3984	to	25.2473	4,179,272	1.27	1.15	to	2.05	23.79	to	22.66
2018	192,379	21.3260	to	20.5839	3,994,005	1.15	1.15	to	2.05	(7.27)	to	(8.12)
2017	229,504	22.9974	to	22.4031	5,160,943	1.36	1.15	to	2.05	22.66	to	21.54
O00
2021	46,399	17.3211	to	17.0460	806,137	—	1.15	to	2.10	17.73	to	16.61
2020	48,250	14.7124	to	14.6183	708,295	—	1.15	to	2.10	47.12	to	46.18
V15
2021	391,428	38.0864	to	35.5244	14,479,127	—	1.15	to	1.85	10.65	to	9.86
2020	442,986	34.4198	to	32.3347	14,870,443	0.07	1.15	to	1.85	40.73	to	39.73
2019	511,734	24.4581	to	23.1414	12,240,995	—	1.15	to	1.85	35.20	to	34.24
2018	596,295	18.0904	to	17.2392	10,579,240	—	1.15	to	1.85	(4.73)	to	(5.41)
2017	679,675	18.9880	to	18.2252	12,689,517	0.08	1.15	to	1.85	25.90	to	25.00
V52
2021	4,199	36.4092	to	33.8239	150,011	—	1.35	to	2.10	10.14	to	9.31
2020	4,558	33.0558	to	30.9423	147,742	—	1.35	to	2.10	40.08	to	39.02
2019	4,740	23.5977	to	22.2573	109,779	—	1.35	to	2.10	34.59	to	33.57
2018	4,650	17.5331	to	16.6629	80,163	—	1.35	to	2.10	(5.19)	to	(5.91)
2017	9,423	18.4932	to	17.7099	169,563	—	1.35	to	2.10	25.32	to	24.38
A39
2021	321,190	30.0544	to	26.4404	8,455,254	0.65	1.15	to	1.85	26.29	to	25.39
2020	370,766	23.7987	to	21.0870	7,711,112	1.32	1.15	to	1.85	12.55	to	11.75
2019	423,666	21.1449	to	18.8702	7,878,261	0.92	1.15	to	1.85	27.50	to	26.59
2018	480,956	16.5847	to	14.9067	7,053,454	0.88	1.15	to	1.85	(10.43)	to	(11.07)
2017	538,068	18.5165	to	16.7631	8,805,887	1.00	1.15	to	1.85	11.89	to	11.09

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AC3
2021	1,953	$43.5020	to	$30.9072	$77,417	0.45%	1.35%	to	1.85%	25.67%	to	25.03%
2020	2,005	34.6172	to	24.7195	63,522	1.01	1.35	to	1.85	12.04	to	11.47
2019	2,363	30.8978	to	22.1757	64,870	0.16	1.35	to	1.85	26.93	to	26.29
2018	2,307	24.3418	to	16.9692	51,885	0.00	1.35	to	2.05	(10.83)	to	(11.47)
2017	7,297	27.2996	to	22.7559	160,970	0.85	1.35	to	2.05	11.36	to	10.52
A21
2021	281,978	29.2545	to	22.3681	6,720,256	1.24	1.15	to	1.85	4.68	to	3.94
2020	306,071	27.9456	to	21.5206	7,053,997	2.36	1.15	to	1.85	12.69	to	11.89
2019	341,830	24.7978	to	19.2338	7,061,511	1.55	1.15	to	1.85	27.11	to	26.20
2018	385,498	19.5091	to	15.2402	6,276,113	2.01	1.15	to	1.85	(15.95)	to	(16.55)
2017	415,339	23.2112	to	18.2630	8,043,247	1.43	1.15	to	1.85	21.61	to	20.74
AC1
2021	5,402	36.5873	to	32.8731	190,359	1.07	1.35	to	2.10	4.18	to	3.40
2020	5,332	35.1179	to	31.7929	180,983	2.16	1.35	to	2.10	12.20	to	11.35
2019	5,765	31.2983	to	28.5511	172,907	1.23	1.35	to	2.10	26.51	to	25.56
2018	6,087	24.7394	to	22.7396	146,557	1.80	1.35	to	2.10	(16.35)	to	(16.99)
2017	7,013	29.5761	to	27.3936	198,697	1.24	1.35	to	2.10	21.08	to	20.16
I84[5]
2019	30,760	21.0887	to	19.5846	635,647	—	1.15	to	2.10	32.80	to	31.53
2018	50,067	15.8804	to	14.8897	780,118	—	1.15	to	2.10	(6.67)	to	(7.57)
2017	65,758	17.0160	to	16.1092	1,101,213	—	1.15	to	2.10	21.09	to	19.93
I76
2021	44,061	28.5396	to	24.7745	1,201,174	0.16	1.15	to	2.10	19.02	to	17.88
2020	50,273	23.9789	to	21.0159	1,155,560	0.36	1.15	to	2.10	25.78	to	24.58
2019	51,379	19.0643	to	16.8698	935,898	—	1.15	to	2.10	25.14	to	23.95
2018	58,207	15.2338	to	13.6101	849,477	—	1.15	to	2.10	(16.06)	to	(16.87)
2017	75,256	18.1487	to	16.3715	1,304,990	—	1.15	to	2.10	12.75	to	11.68
J43
2021	33,091	50.6074	to	46.2569	1,603,468	0.52	1.15	to	1.85	19.99	to	19.15
2020	35,618	42.1760	to	38.8227	1,444,996	0.98	1.15	to	1.85	12.38	to	11.59
2019	39,606	37.5310	to	34.7916	1,432,909	0.41	1.15	to	1.85	23.15	to	22.28
2018	49,548	30.5141	to	28.4520	1,460,607	0.38	1.15	to	1.85	(12.94)	to	(13.56)
2017	59,194	35.0486	to	32.9159	2,009,506	0.35	1.15	to	1.85	13.92	to	13.11
J32
2021	62,739	64.5529	to	58.9139	3,889,278	0.76	1.15	to	1.85	27.87	to	26.96
2020	80,027	50.4831	to	46.4032	3,885,805	0.78	1.15	to	1.85	23.83	to	22.95
2019	93,297	40.7673	to	37.7419	3,667,848	0.86	1.15	to	1.85	30.25	to	29.33
2018	103,271	31.2983	to	29.1833	3,131,269	0.81	1.15	to	1.85	(7.24)	to	(7.90)
2017	130,799	33.7408	to	31.6876	4,287,513	0.87	1.15	to	1.85	20.94	to	20.08
L27[6]
2018	67,958	19.2409	to	26.4696	1,257,541	0.82	1.15	to	2.10	(24.55)	to	(25.27)
2017	74,893	25.5015	to	35.4226	1,841,640	1.14	1.15	to	2.10	37.62	to	36.31

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MD8
2021	1,271,565	$9.3204	to	$8.3723	$11,515,773	—%	1.15%	to	2.30%	(1.14%)	to	(2.29%)
2020	1,469,033	9.4277	to	8.5683	13,527,211	0.23	1.15	to	2.30	(0.92)	to	(2.08)
2019	1,711,269	9.5157	to	8.7503	15,969,168	1.62	1.15	to	2.30	0.48	to	(0.69)
2018	1,875,992	9.4632	to	8.8111	17,457,575	1.24	1.15	to	2.30	0.09	to	(1.07)
2017	2,387,659	9.4608	to	8.9063	22,286,625	0.30	1.15	to	2.30	(0.84)	to	(2.00)
M07
2021	653,490	18.4624	to	17.3837	11,748,952	1.78	1.15	to	1.85	12.82	to	12.01
2020	724,185	16.3649	to	15.5191	11,589,559	2.27	1.15	to	1.85	8.56	to	7.78
2019	852,836	15.0746	to	14.3983	12,612,911	2.28	1.15	to	1.85	19.01	to	18.17
2018	969,124	12.6662	to	12.1847	12,062,016	2.13	1.15	to	1.85	(6.69)	to	(7.36)
2017	1,156,130	13.5747	to	13.1528	15,465,905	2.36	1.15	to	1.85	11.02	to	10.23
M35
2021	601,770	18.0665	to	16.3875	10,483,070	1.60	1.15	to	2.30	12.53	to	11.23
2020	675,722	16.0550	to	14.7327	10,503,400	2.05	1.15	to	2.30	8.26	to	7.00
2019	773,368	14.8307	to	13.7683	11,141,837	2.07	1.15	to	2.30	18.74	to	17.37
2018	931,973	12.4903	to	11.7308	11,357,737	1.77	1.15	to	2.30	(6.96)	to	(8.04)
2017	1,209,186	13.4245	to	12.7560	15,917,629	2.13	1.15	to	2.30	10.74	to	9.47
M31
2021	479,109	56.5000	to	45.5272	23,018,402	—	1.15	to	1.85	22.13	to	21.26
2020	539,465	46.2633	to	37.5458	21,408,756	—	1.15	to	1.85	30.35	to	29.42
2019	605,974	35.4910	to	29.0102	18,705,947	—	1.15	to	1.85	36.58	to	35.60
2018	691,389	25.9861	to	21.3932	15,524,570	0.09	1.15	to	1.85	1.49	to	0.77
2017	777,435	25.6037	to	21.2304	17,248,111	0.10	1.15	to	1.85	29.91	to	28.99
M80
2021	69,635	59.8595	to	78.3989	3,987,382	—	1.15	to	1.90	21.82	to	20.90
2020	74,584	49.1368	to	45.2070	3,511,226	—	1.15	to	2.05	30.02	to	28.85
2019	88,783	37.7912	to	35.0863	3,213,825	—	1.15	to	2.05	36.20	to	34.97
2018	105,730	27.7477	to	37.1776	2,824,292	—	1.15	to	1.90	1.23	to	0.46
2017	163,565	27.4110	to	25.9163	4,924,643	—	1.15	to	1.90	29.58	to	28.42
MF1
2021	532,653	42.9232	to	39.2767	22,103,980	—	1.15	to	2.10	12.81	to	11.73
2020	614,252	38.0480	to	34.5807	22,655,730	—	1.15	to	2.30	34.92	to	33.35
2019	826,661	28.1998	to	25.9322	22,656,974	—	1.15	to	2.30	37.08	to	35.49
2018	990,040	20.5713	to	19.1395	19,862,734	—	1.15	to	2.30	0.08	to	(1.09)
2017	1,145,168	20.5557	to	19.3013	23,033,222	0.12	1.15	to	2.35	25.56	to	24.04
M05
2021	407,560	26.2101	to	24.8539	10,426,785	—	1.15	to	1.85	0.64	to	(0.08)
2020	436,260	26.0432	to	24.8728	11,129,273	—	1.15	to	1.85	44.22	to	43.20
2019	536,209	18.0575	to	17.3698	9,513,210	—	1.15	to	1.85	40.09	to	39.09
2018	669,911	12.8901	to	12.4881	8,501,147	—	1.15	to	1.85	(2.60)	to	(3.30)
2017	746,968	13.2348	to	12.9145	9,763,710	—	1.15	to	1.85	25.22	to	24.33
M42
2021	390,506	25.7145	to	23.9486	9,730,936	—	1.15	to	2.10	0.41	to	(0.55)
2020	405,073	25.6106	to	23.7718	10,094,486	—	1.15	to	2.30	43.91	to	42.25
2019	521,084	17.7964	to	16.7116	9,057,388	—	1.15	to	2.30	39.65	to	38.04
2018	652,069	12.7433	to	12.1060	8,148,077	—	1.15	to	2.30	(2.85)	to	(3.98)
2017	752,553	13.1175	to	12.6077	9,722,942	—	1.15	to	2.30	24.88	to	23.45
M06
2021	726,553	12.0587	to	11.0341	8,466,471	2.70	1.15	to	2.10	(1.94)	to	(2.89)
2020	747,124	12.2976	to	11.3623	8,908,870	3.26	1.15	to	2.10	7.23	to	6.19
2019	898,025	11.4684	to	10.6996	10,017,071	3.42	1.15	to	2.10	8.95	to	7.90
2018	919,114	10.5261	to	9.9160	9,444,772	2.73	1.15	to	2.10	(2.22)	to	(3.17)
2017	1,289,783	10.7649	to	10.2403	13,602,090	3.40	1.15	to	2.10	3.27	to	2.28

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M33
2021	451,965	$33.9273	to	$31.0452	$14,841,583	0.53%	1.15%	to	2.10%	23.38%	to	22.19%
2020	493,818	27.4978	to	25.4066	13,188,439	0.72	1.15	to	2.10	15.26	to	14.15
2019	560,990	23.8566	to	22.2575	13,041,722	0.78	1.15	to	2.10	31.43	to	30.17
2018	648,988	18.1511	to	17.0992	11,514,380	0.67	1.15	to	2.10	(5.46)	to	(6.38)
2017	747,055	19.2001	to	18.2646	14,072,514	1.35	1.15	to	2.10	21.97	to	20.79
M44
2021	551,346	15.6263	to	14.8176	8,437,129	1.70	1.15	to	1.85	12.79	to	11.99
2020	637,525	13.8539	to	13.2311	8,672,423	2.46	1.15	to	1.85	4.69	to	3.95
2019	755,367	13.2329	to	12.7289	9,841,751	4.04	1.15	to	1.85	23.64	to	22.76
2018	861,689	10.7023	to	10.3685	9,104,625	1.08	1.15	to	1.85	(0.10)	to	(0.81)
2017	1,045,379	10.7128	to	10.4535	11,084,555	4.24	1.15	to	1.85	13.53	to	12.72
M40
2021	139,543	15.3310	to	14.2781	2,068,906	1.54	1.15	to	2.10	12.52	to	11.44
2020	152,285	13.6256	to	12.8120	2,017,815	2.23	1.15	to	2.10	4.40	to	3.41
2019	183,851	13.0508	to	12.3900	2,341,570	3.53	1.15	to	2.10	23.37	to	22.19
2018	239,308	10.5787	to	10.1398	2,480,502	0.81	1.15	to	2.10	(0.35)	to	(1.31)
2017	288,118	10.6163	to	10.2744	3,012,951	3.99	1.15	to	2.10	13.18	to	12.10
M83
2021	1,560,322	28.2305	to	25.8322	42,575,705	1.33	1.15	to	2.10	24.03	to	22.83
2020	1,790,880	22.7619	to	20.6874	39,542,680	1.57	1.15	to	2.30	2.29	to	1.10
2019	1,923,885	22.2516	to	20.4623	41,683,775	2.11	1.15	to	2.30	28.32	to	26.83
2018	2,201,063	17.3402	to	16.1334	37,294,693	1.50	1.15	to	2.30	(11.12)	to	(12.16)
2017	2,478,421	19.5088	to	18.3660	47,400,873	1.91	1.15	to	2.30	16.32	to	14.96
MB6
2021	158,091	38.4296	to	36.1936	5,645,783	1.10	1.15	to	1.85	28.05	to	27.14
2020	185,651	30.0106	to	28.4669	5,191,792	1.65	1.15	to	1.85	14.02	to	13.21
2019	206,026	26.3199	to	25.1455	5,067,678	1.50	1.15	to	1.85	27.70	to	26.80
2018	266,422	20.6100	to	19.8315	5,135,432	1.36	1.15	to	1.85	(8.80)	to	(9.45)
2017	302,585	22.5975	to	21.9008	6,399,753	1.50	1.15	to	1.85	19.39	to	18.54
MB7
2021	78,929	41.3479	to	43.9479	3,068,836	0.91	1.15	to	2.10	27.70	to	26.48
2020	87,198	32.3788	to	33.4811	2,662,895	1.35	1.15	to	2.30	13.74	to	12.42
2019	100,649	28.4682	to	29.7815	2,703,908	1.23	1.15	to	2.30	27.39	to	25.93
2018	112,959	22.3467	to	23.6501	2,397,243	1.14	1.15	to	2.30	(9.05)	to	(10.11)
2017	115,678	24.5710	to	26.3093	2,713,039	1.29	1.15	to	2.30	19.09	to	17.72
M96
2021	303,949	18.8223	to	16.3897	5,331,002	2.17	1.15	to	1.85	(3.01)	to	(3.70)
2020	308,930	19.4055	to	17.0187	5,605,124	3.08	1.15	to	1.85	5.16	to	4.41
2019	286,603	18.4524	to	16.2991	4,963,279	2.94	1.15	to	1.85	5.31	to	4.56
2018	328,251	17.5213	to	15.5876	5,411,512	3.18	1.15	to	1.85	(0.68)	to	(1.39)
2017	378,725	17.6415	to	15.8077	6,304,387	3.06	1.15	to	1.85	1.06	to	0.34
MD2
2021	196,553	15.6639	to	12.1584	2,836,361	1.93	1.15	to	2.10	(3.26)	to	(4.19)
2020	203,260	16.1925	to	12.2278	3,046,330	2.63	1.15	to	2.30	4.89	to	3.68
2019	222,770	15.4370	to	11.7935	3,177,543	2.76	1.15	to	2.30	5.13	to	3.92
2018	252,842	14.6841	to	11.3491	3,443,422	2.96	1.15	to	2.30	(0.99)	to	(2.13)
2017	274,250	14.8305	to	11.5967	3,776,542	2.79	1.15	to	2.30	0.86	to	(0.30)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA6
2021	826,321	$26.5381	to	$12.9955	$17,459,794	4.90%	1.15%	to	2.10%	2.31%	to	1.32%
2020	877,302	25.9393	to	12.6165	18,327,314	5.62	1.15	to	2.30	3.89	to	2.67
2019	924,476	24.9689	to	12.2878	18,791,657	5.64	1.15	to	2.30	13.50	to	12.18
2018	1,010,457	21.9989	to	10.9535	18,155,054	5.57	1.15	to	2.30	(4.19)	to	(5.31)
2017	1,155,123	22.9606	to	11.5376	21,674,473	5.52	1.15	to	2.35	5.48	to	4.20
MA3
2021	142,732	26.3539	to	23.2688	3,455,051	4.85	1.15	to	2.10	1.90	to	0.93
2020	149,437	25.8628	to	22.2159	3,570,106	5.31	1.15	to	2.30	3.64	to	2.45
2019	171,486	24.9537	to	21.6857	3,959,396	5.33	1.15	to	2.30	13.12	to	11.82
2018	209,128	22.0591	to	19.3937	4,286,385	4.71	1.15	to	2.30	(4.36)	to	(5.47)
2017	288,083	23.0641	to	20.5150	6,247,522	8.59	1.15	to	2.30	5.09	to	3.88
MD6
2021	437,869	43.3982	to	37.9134	15,360,533	0.24	1.15	to	1.85	24.54	to	23.65
2020	474,974	34.8469	to	30.6610	13,469,034	0.45	1.15	to	1.85	21.13	to	20.26
2019	518,020	28.7689	to	25.4950	12,210,688	0.57	1.15	to	1.85	38.36	to	37.38
2018	617,900	20.7928	to	18.5586	10,501,822	0.57	1.15	to	1.85	(0.35)	to	(1.06)
2017	675,491	20.8648	to	18.7572	11,626,513	0.65	1.15	to	1.85	26.97	to	26.07
MB3
2021	117,581	45.6613	to	50.9680	5,089,165	0.03	1.15	to	2.10	24.21	to	23.03
2020	134,308	36.7599	to	41.4271	4,695,475	0.22	1.15	to	2.10	20.79	to	19.64
2019	159,764	30.4325	to	34.6275	4,625,686	0.34	1.15	to	2.10	37.98	to	36.67
2018	194,005	22.0555	to	25.3373	4,079,658	0.33	1.15	to	2.10	(0.59)	to	(1.54)
2017	227,680	22.1854	to	25.7336	4,812,019	0.42	1.15	to	2.10	26.63	to	25.43
MB8
2021	321,975	61.6247	to	50.0876	16,959,161	0.86	1.15	to	2.10	28.15	to	26.93
2020	399,198	48.0883	to	38.4858	16,443,783	0.85	1.15	to	2.30	1.06	to	(0.11)
2019	417,701	47.5859	to	38.5292	17,151,573	0.72	1.15	to	2.30	25.32	to	23.88
2018	479,741	37.9715	to	31.1030	15,743,834	0.80	1.15	to	2.30	(6.20)	to	(7.29)
2017	576,836	40.4831	to	33.5494	20,284,049	0.87	1.15	to	2.30	13.65	to	12.34
MF6
2021	233,702	70.6402	to	39.0469	12,353,892	1.48	1.15	to	2.10	28.64	to	27.41
2020	289,933	54.9111	to	31.1405	11,937,752	4.73	1.15	to	2.30	0.33	to	(0.84)
2019	301,980	54.7326	to	31.4057	12,502,760	3.62	1.15	to	2.30	25.43	to	23.97
2018	340,913	43.6360	to	25.3328	11,290,606	4.01	1.15	to	2.30	(4.14)	to	(5.26)
2017	395,373	45.5214	to	26.7402	13,736,005	4.10	1.15	to	2.30	12.05	to	10.74

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MG3
2021	748,910	$34.2557	to	$29.9859	$24,305,255	0.79%	1.15%	to	2.10%	29.48%	to	28.25%
2020	891,391	26.4556	to	22.7792	22,426,346	1.23	1.15	to	2.30	2.67	to	1.49
2019	965,257	25.7671	to	22.4459	23,746,469	1.27	1.15	to	2.30	29.61	to	28.12
2018	1,156,701	19.8799	to	17.5194	22,033,453	0.86	1.15	to	2.30	(12.47)	to	(13.49)
2017	1,321,399	22.7126	to	20.1497	28,862,278	1.24	1.15	to	2.35	12.37	to	11.02
PK8
2021	348,864	36.3134	to	29.0185	11,649,357	4.48	1.15	to	2.10	(3.68)	to	(4.61)
2020	356,522	37.7024	to	29.3144	12,404,399	4.56	1.15	to	2.30	5.49	to	4.26
2019	373,747	35.7416	to	28.1177	12,382,271	4.42	1.15	to	2.30	13.49	to	12.17
2018	402,988	31.4931	to	25.0668	11,777,882	4.13	1.15	to	2.30	(5.82)	to	(6.93)
2017	448,732	33.4409	to	26.9321	13,970,352	5.07	1.15	to	2.30	8.65	to	7.38
P06
2021	257,072	19.6647	to	16.9123	4,689,566	4.95	1.15	to	2.10	4.41	to	3.40
2020	257,143	18.8348	to	16.3562	4,525,863	1.42	1.15	to	2.10	10.44	to	9.38
2019	275,610	17.0539	to	14.9542	4,412,030	1.67	1.15	to	2.10	7.21	to	6.18
2018	298,910	15.9068	to	14.0841	4,480,452	2.47	1.15	to	2.10	(3.32)	to	(4.26)
2017	352,188	16.4536	to	14.7109	5,491,928	2.38	1.15	to	2.10	2.48	to	1.49
P07
2021	1,382,697	19.6955	to	16.3188	25,226,187	1.82	1.15	to	2.10	(2.39)	to	(3.33)
2020	1,429,861	20.1780	to	16.6075	26,820,334	2.13	1.15	to	2.30	7.42	to	6.17
2019	1,541,674	18.7840	to	15.6425	27,006,343	3.01	1.15	to	2.30	7.14	to	5.89
2018	1,655,053	17.5327	to	14.7722	27,144,601	2.53	1.15	to	2.30	(1.67)	to	(2.82)
2017	1,979,209	17.8301	to	14.0829	33,097,381	2.02	1.15	to	2.35	3.73	to	2.47
R03
2021	29,733	56.1044	to	96.6909	1,702,670	—	1.15	to	2.10	24.10	to	22.92
2020	33,536	45.2084	to	78.6624	1,543,565	0.31	1.15	to	2.10	43.29	to	41.92
2019	41,843	31.5499	to	55.4260	1,357,511	0.11	1.15	to	2.10	35.29	to	34.00
2018	56,955	23.3202	to	41.3627	1,316,365	—	1.15	to	2.10	(2.94)	to	(3.87)
2017	55,464	24.0272	to	43.0297	1,323,462	—	1.15	to	2.10	29.62	to	28.38
R02
2021	17,948	44.8223	to	67.8128	824,729	0.35	1.15	to	2.10	40.55	to	39.21
2020	19,769	31.8900	to	48.7113	644,205	0.86	1.15	to	2.10	18.65	to	17.51
2019	23,230	26.8778	to	41.4518	632,667	1.09	1.15	to	2.10	43.38	to	42.01
2018	33,761	18.7463	to	29.1894	621,668	0.18	1.15	to	2.10	(11.36)	to	(12.21)
2017	34,834	21.1481	to	33.2486	720,546	0.05	1.15	to	2.10	30.27	to	29.03

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) merged into Sub-Account O00 on April 30, 2020.
[6]	Lord Abbett Series Fund- International Opportunities Portfolio VC Sub-Account (L27) merged into Sub-Account MD8 on July 31, 2019.

Delaware Life Insurance Company

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

Reports of Independent Auditors

Statutory Financial Statements as of

December 31, 2021 and 2020 and for the Years

Ended December 31, 2021, 2020 and 2019

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Holdings, LLC)

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors

Delaware Life Insurance Company:

Opinions

We have audited the financial statements of Delaware Life Insurance Company (the Company), which comprise the statutory statement of admitted assets, liabilities, and capital stock and surplus as of December 31, 2021, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for the year then ended, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of the Company as of December 31, 2021, and the results of its operations and its cash flow for the year then ended in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021, or the results of its operations or its cash flows for the year then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

April 28, 2022

Report of Independent Auditors

To the Board of Directors of

Delaware Life Insurance Company

We have audited the accompanying statutory financial statements of Delaware Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital stock and surplus as of December 31, 2020, and the related statutory statements of operations and changes in capital stock and surplus, and of cash flows for each of the two years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 1.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut

April 28, 2021

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2021 AND 2020 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

ADMITTED ASSETS	2021	2020
GENERAL ACCOUNT ASSETS
Bonds	$13,204,813	$12,808,660
Preferred stocks	1,227,981	939,125
Common stocks	551,699	881,233
Mortgage loans on real estate	960,456	456,382
Cash, cash equivalents and short-term investments	2,399,198	1,401,303
Contract loans	373,116	392,136
Derivatives	481,781	702,736
Other invested assets	1,567,791	908,261
Mortgage escrow funds	1,798	1,616
Receivables for securities	470,229	163,473
Investment income due and accrued	256,611	237,294
Amounts recoverable from reinsurers	11,442	12,748
Other amounts receivable under reinsurance contracts	1,416	21,994
Current federal and foreign income tax recoverable	11,936	45,609
Net deferred tax asset	11,533	31,997
Electronic data processing equipment and software	327	101
Receivables from parent, subsidiaries and affiliates	2,317	2,410
Reinsurance deposit asset	144,802	395,678
Other assets	23,505	19,623

Total general account assets	21,702,751	19,422,379
SEPARATE ACCOUNT ASSETS	22,677,937	22,324,504

TOTAL ADMITTED ASSETS	$44,380,688	$41,746,883

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2021 AND 2020 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

LIABILITIES, CAPITAL STOCK AND SURPLUS	2021	2020
GENERAL ACCOUNT LIABILITIES
Aggregate reserve for life contracts	$16,058,883	$15,188,297
Aggregate reserve for accident and health contracts	983	337
Liability for deposit-type contracts	1,363,403	941,896
Contract claims	36,656	38,501
Other amounts payable on reinsurance	22,710	36,149
Interest maintenance reserve	27,764	31,109
Commissions to agents due or accrued	31,701	24,595
General expenses due or accrued	33,178	30,591
Transfers from Separate Accounts due or accrued (net)	(109,403)	(85,448)
Remittances and items not allocated	24,935	27,116
Borrowed money and accrued interest thereon	93,000	—
Asset valuation reserve	234,423	290,667
Payable for securities	1,101,003	354,741
Payable to parent and affiliates	57,428	21,352
Reinsurance in unauthorized and certified companies	—	649
Funds held under reinsurance treaties with unauthorized and certified reinsurers	253,772	262,997
Funds held under coinsurance	152,630	398,782
Derivatives	155,408	238,061
Other liabilities	87,936	23,443

Total general account liabilities	19,626,410	17,823,835
SEPARATE ACCOUNT LIABILITIES	22,677,936	22,324,502

Total liabilities	42,304,346	40,148,337
CAPITAL STOCK AND SURPLUS
Common capital stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding	6,437	6,437

Surplus notes	390,213	557,500
Gross paid in and contributed surplus	1,425,920	777,939
Unassigned funds	253,772	256,670

Total surplus	2,069,905	1,592,109

Total capital stock and surplus	2,076,342	1,598,546

TOTAL LIABILITIES, CAPITAL STOCK AND SURPLUS	$44,380,688	$41,746,883

See notes to the statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 (IN THOUSANDS)

	2021	2020	2019
INCOME:
Premiums and annuity considerations	$2,292,669	$2,668,116	$2,412,284
Considerations for supplementary contracts with life contingencies	29,963	29,823	42,186
Net investment income	882,824	439,413	426,912
Amortization of interest maintenance reserve	8,765	6,154	9,296
Commissions and expense allowances on reinsurance ceded	108,257	108,465	113,811
Reserve adjustments on reinsurance ceded	(1,306,501)	(1,298,243)	(1,652,188)
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	377,490	337,386	346,576
Investment (expense) income on reinsurance deposit asset	(416,413)	(159,574)	(116,980)
Reinsurance experience refund	116,031	119,915	120,973
Other income	60,852	59,147	54,015

Total Income	2,153,937	2,310,602	1,756,885
BENEFITS AND EXPENSES:
Death benefits	176,117	118,761	97,356
Annuity benefits	324,008	285,426	315,500
Health benefits	1,086	867	666
Surrender benefits and withdrawals for life contracts	1,423,589	1,116,537	1,275,361
Interest and adjustments on contract or deposit-type contract funds	23,609	(6,582)	8,163
Payments on supplementary contracts with life contingencies	46,079	45,475	44,396
Increase in aggregate reserves for life and accident and health contracts	862,341	1,697,602	1,318,634

Total Benefits	2,856,829	3,258,086	3,060,076
Commissions on premiums, annuity considerations and deposit-type contract funds (direct business only)	286,433	198,030	186,775
Commissions and expense allowances on reinsurance assumed	117	117	119
General insurance expenses	239,504	201,758	223,389
Insurance taxes, licenses and fees, excluding federal income taxes	5,995	5,077	5,466
Net transfers from Separate Accounts net of reinsurance	(1,231,685)	(1,130,355)	(1,613,693)
Investment (income) expense on funds held	(241,024)	(427,684)	(349,816)
Other (benefits) deductions	(14)	(105)	(25)

Total Benefits and Expenses	1,916,155	2,104,924	1,512,291
Net income from operations before federal income tax benefit and net realized capital gains (losses)	237,782	205,678	244,594
Federal income tax benefit, excluding tax on capital gains (losses)	(3,242)	(11,980)	(21,279)

Net income from operations after federal income taxes and before net realized capital gains (losses)	241,024	217,658	265,873
Net realized capital gains (losses) less capital gains tax and transfers to the interest maintenance reserve	(25,644)	2,892	4,540

NET INCOME	$215,380	$220,550	$270,413

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 (IN THOUSANDS)

	2021	2020	2019
CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$1,598,546	$1,583,313	$1,555,285
Net income	215,380	220,550	270,413
Change in net unrealized capital gains (losses), net of deferred income tax	(252,870)	250,146	345,580
Change in net unrealized foreign exchange capital gains (losses)	(4,216)	(14,693)	10,982
Change in net deferred income tax	(9,504)	(55,015)	(56,342)
Change in nonadmitted assets	33,569	(1,091)	(37,743)
Change in liability for reinsurance in unauthorized and certified companies	649	(64)	(585)
Change in reserve on account of change in valuation basis	—	(3,440)	—
Change in asset valuation reserve	56,244	(39,777)	(179,216)
Change in surplus notes	(167,287)	(7,500)	—
Contributed surplus	647,981	7,500	116,741
Dividends to stockholder	(200,000)	(65,000)	(200,000)
Prior period adjustment net of tax	(7,023)	—	—
Investment (expense) income on funds held - unrealized	165,444	(276,383)	(241,802)
Other capital changes	(571)	—	—

CAPITAL STOCK AND SURPLUS, END OF YEAR	$2,076,342	$1,598,546	$1,583,313

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 (IN THOUSANDS)

	2021	2020	2019
CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$2,660,490	$2,834,692	$2,610,423
Net investment income	1,084,347	821,102	745,774
Miscellaneous income	439,383	398,273	402,030

Total receipts	4,184,220	4,054,067	3,758,227
Benefits and loss related payments	(3,409,491)	(2,765,571)	(3,301,972)
Net transfers from Separate Accounts	1,207,730	1,277,916	1,570,877
Commissions, expenses paid and aggregate write-ins for deductions	(533,179)	(398,428)	(462,727)
Federal and foreign income taxes recovered (paid)	27,515	16,131	(15,165)

Total payments	(2,707,425)	(1,869,952)	(2,208,987)

Net cash from operations	1,476,795	2,184,115	1,549,240

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured, repaid or received
Bonds	4,986,107	4,376,490	6,370,188
Stocks	599,109	20,830	84,610
Mortgage loans	196,789	217,263	244,684
Other Invested Assets	40,559	65,644	78,173
Net gains or (losses) on cash, cash equivalents and short-term investments	(11)	8	—
Miscellaneous proceeds	440,989	35,887	94,743

Total investment proceeds	6,263,542	4,716,122	6,872,398
Cost of investments acquired (long-term only):
Bonds	(5,496,463)	(6,153,104)	(6,726,353)
Stocks	(850,942)	(284,871)	(460,624)
Mortgage loans	(696,196)	(156,028)	(247,625)
Other Invested Assets	(328,732)	(122,239)	(287,682)
Miscellaneous applications	(184,607)	(611,706)	(258,454)

Total investments acquired	(7,556,940)	(7,327,948)	(7,980,738)
Net decrease in contract loans and premium notes	18,996	8,853	4,652

Net cash from investments	(1,274,402)	(2,602,973)	(1,103,688)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Borrowed funds	93,000	—	—
Net deposits on deposit-type contracts and other liabilities	421,507	270,051	195,974
Surplus notes	—	(7,500)	—
Capital and paid in surplus	479,249	107,500	—
Dividends to stockholders	(200,000)	(65,000)	(200,000)
Other cash provided	1,746	34,368	56,794

Net cash from financing and miscellaneous sources	795,502	339,419	52,768

Net change in cash, cash equivalents and short-term investments	997,895	(79,439)	498,320
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	1,401,303	1,480,742	982,422

End of year	$2,399,198	$1,401,303	$1,480,742

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 (IN THOUSANDS)

SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES

	2021	2020	2019
Exchanges of bonds	$472,898	$428,153	$346,653
Exchanges of stocks	—	—	20,000
Capital Contribution - interest in limited partnerships	—	—	16,741
Modified coinsurance reserve adjustment - net (including premium, miscellaneous income and benefits)	1,306,501	1,298,243	1,652,188
Transfer of bonds to common stocks	19,125	4,927	—
Transfer of bonds to other invested assets	114,981	—	—
Transfer of bonds to preferred stocks	1,666	—	—
Transfer of common stocks to bonds	2,344	—	—
Transfer of common stocks to other invested assets	118,249	—	—
Transfer of mortgage loans to bonds	—	92,572	—
Lackawanna dividend received - invested assets	—	19,999	—
Payable to subsidiary for SSAP 72 capital contribution	35,000	—	—
Transfer Lackawanna Casualty Company to Clear Spring PC Holdings, LLC	169,037	—	—
Surplus note and related interest forgiveness/capital contribution	168,732	—	—
Transfer of non-insulated separate account bonds to general account	—	—	11,652
Transfer of non-insulated separate account mortgages to general account	—	—	50,819
Capital contributions of options to subsidiary	—	—	176,418
Surplus note transfer from bonds to other invested assets	—	—	6,423
DLRC dividend received - invested assets and related accrued interest transferred	—	—	2,333
Subsidiary return of capital - invested assets and related accrued interest transferred	7,167	—	24,618
Capital Contribution - SSAP 72	—	—	100,000

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

1.	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Delaware Life Insurance Company (the “Company”), is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct, wholly-owned subsidiary of DLIC Holdings, LLC (formerly Group One Thousand One, LLC) (the “Parent”), a Delaware limited liability company.

The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. While the Company is not authorized to transact business in the State of New York, its wholly-owned subsidiary, Delaware Life Insurance Company of New York (“DLNY”), is authorized to transact business in New York as well as Rhode Island. The business of the Company and DLNY includes the issuance, administration and servicing of a variety of wealth accumulation products, protection products, and institutional investment contracts. These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, funding agreements, and group life and disability insurance.

In the normal course of business, the Company and DLNY reinsure portions of their individual life insurance, annuity, and group insurance exposure with both affiliated and unaffiliated companies using indemnity reinsurance agreements.

BASIS OF PRESENTATION - ACCOUNTING PRACTICES

The accompanying financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under Delaware’s insurance laws. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of Delaware.

There was no difference in the Company’s net income (loss) or capital stock and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware as of December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019.

Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). The effects on the financial statements of the differences between NAIC SAP and GAAP are presumed to be material. The more significant differences affecting the Company are as follows:

Under statutory accounting principles, financial statements are not consolidated. Investments in domestic life, property and casualty, and health insurance subsidiaries, as defined by Statement of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, are carried at their audited net statutory equity value, adjusted for any unamortized goodwill as provided for in SSAP No. 68, Business Combinations and Goodwill. The changes in value are recorded directly to surplus. Non-public, non-insurance subsidiaries, including limited liability companies (“LLCs”) and controlled partnerships, are carried at their audited GAAP equity value. Dividends paid by subsidiaries to the Company are included in the Company’s net investment income. Goodwill includes direct costs of the acquisition that are expensed under GAAP. Admissibility of goodwill is subject to certain limitations, and is amortized to unrealized gains and losses. Amortization of goodwill is elective for private companies under GAAP and is amortized to expense.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Statutory accounting principles do not recognize the following assets or liabilities, which are recognized under GAAP: deferred policy acquisition costs and unearned premium reserves. Deferred policy acquisition costs create a temporary tax difference as disclosed in Note 15. An asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) are established under statutory accounting principles but not under GAAP. Methods for calculating real estate investment valuation allowances differ under statutory accounting principles and GAAP. Methods for calculating investment valuation allowances differ under statutory accounting principles and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting principles and GAAP. There are certain limitations on the admissibility of net deferred tax assets (“DTAs”) under statutory accounting principles. Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under statutory accounting principles.

Under GAAP, investments in fixed maturity securities classified as available-for-sale or trading are carried at their aggregate fair value. Changes in unrealized gains and losses are reported net of taxes in a separate component of stockholder’s equity for available-for-sale securities and changes in unrealized gains and losses on trading securities are recorded in net investment income. Fixed maturity securities are generally carried at amortized cost under statutory accounting principles.

The majority of derivatives are carried at fair value on both a GAAP and statutory accounting basis. Unrealized gains and losses on derivatives are recognized in income for GAAP purposes and are recognized in surplus on a statutory basis. The Company designates derivatives as hedges on a limited basis which results in unrealized gains and losses on those derivatives being recognized in income.

Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are recognized when written. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

The reserves for life insurance, accident and health, and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Delaware requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and other-than-temporary-impairments (“OTTI”) of investments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans, and derivatives. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value. Short-term investments, with the exception of money market instruments which are carried at fair value per SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

INVESTMENTS

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the bond has fallen to 6 and the fair value has fallen below amortized cost, they are stated at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, the NAIC appointed a third-party vendor for each security type to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is NAIC 6 per the model, further comparison based on fair value is required, which in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities - Revised, includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with Securities Valuation Office (“SVO”) assigned NAIC designations. Interest income on bonds, MBS and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 3.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Preferred Stocks and Common Stocks

Preferred stocks are stated in accordance with guidance provided in SSAP No. 32R, Investments in Preferred Stock (“SSAP No. 32R”). Effective January 1, 2021, perpetual preferred stocks and mandatory convertible preferred stocks are reported at fair value and can not exceed effective call price. Redeemable preferred stocks are carried at amortized cost for NAIC designations 1-3 and at the lower of amortized cost or fair value for NAIC designations 4-6. Prior to adoption of the revisions of SSAP No. 32R, perpetual preferred stock rated within NAIC designations 1-3 was carried amortized cost. Common stocks are stated at fair value, except for investments in subsidiaries. The latter are carried based on the underlying audited statutory equity of the subsidiary for insurance subsidiaries and audited GAAP equity for non-insurance subsidiaries. The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97. OTTI on stocks is evaluated under the methodology described in Note 3.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statements of Admitted Assets, Liabilities and Capital Stock and Surplus on the loan’s trade date. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s fair value at the time that the original loan was made. The Company regularly assesses the fair value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed in a non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured.    If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Other Invested Assets

Other invested assets (excluding investments accounted for under the equity method) include surplus debentures, non-rated residual tranches on asset-backed securities, and collateral loans. The Company also has ownership interests in joint ventures, partnerships and LLCs which are carried at values based on the audited underlying GAAP equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 93, Low Income Housing Tax Credit Property Investments. Audited financial statements for these investments are received on an annual basis. OTTI on other invested assets is evaluated under the methodology described in Note 3.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds, mortgage loans, and derivatives, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

Derivatives

As part of the Company’s overall risk management strategy, the Company uses over-the-counter (“OTC”) and listed options, exchange-traded futures, currency forwards, currency swaps, interest rate swaps and swaptions. Derivatives are accounted for in accordance with SSAP No. 86, Derivatives.

Interest rate swaps are employed for duration matching purposes, in replication transactions, and to hedge the guaranteed minimum living benefit offered in some of the Company’s variable annuity policies. Interest rate swaps are reported at fair value except those used in replication transactions which are reported at amortized cost. Changes in fair value are recorded as unrealized gains/losses within surplus.

The Company utilizes listed put and call options and exchange-traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company’s variable annuities. These options are reported at fair value. Changes in fair value for options are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company also purchases OTC and listed call options and exchange-traded futures on the S&P 500 Index and other indices to economically hedge its obligations under certain fixed index annuity (“FIA”) contracts. The interest credited on these products is based on the changes in the indices. These instruments are purchased directly or through its wholly owned investment subsidiary, DL Investment Holdings 2016-1, LLC (“DLIH 2016-1”). Options purchased and held by the Company are reported at fair value with changes in fair value recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income. Income distributions from DLIH 2016-1 are reported as a component of net investment income.

The Company uses currency swaps and currency forwards to hedge against the risk of fluctuations in foreign currency exchange rates. Currency swaps and currency forwards are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus.

Swaptions are utilized by the Company to hedge exposure to interest rate risk. At the trade date of a swaption, a premium is paid to the counterparty and recorded as an asset. At expiration, swaptions either cash settle for value, settle into an interest rate swap, or expire worthless. Swaptions are reported at fair value and changes in fair value are recorded in unrealized gains/losses within surplus.

PHARMACEUTICAL REBATE RECEIVABLES

Receivables for pharmacy rebates are estimated from information provided by the Company’s pharmacy benefit manager based on factors including utilization of drugs subject to rebate and contractual provisions with the pharmacy benefit manager.    Any variance between actual rebate receipts and estimated amounts is recognized in the period that the Company becomes aware of the difference. Pharmacy rebate receivables are recorded as nonadmitted assets if they do not meet admissibility requirements.

POLICY AND CONTRACT RESERVES

The reserves for life insurance policies and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Premium deficiency reserves for Medicare Advantage business are recognized when it is probable that the expected future benefit expenses, claim adjustment expenses, direct administration costs and indirect administration costs under a group of contracts will exceed anticipated future premiums over the remaining lives of the contracts and are recorded as aggregate health policy reserves. Indirect administration costs are considered in the development of the premium deficiency reserves. The methods for making such estimates and establishing such reserves are periodically reviewed and updated, and any adjustments are reflected as an increase or decrease in the reserves in the period in which the change in estimate is identified. Investment income is not considered in the calculation of the premium deficiency reserve.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of benefits. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Unpaid losses and claims adjustment expenses for health insurance contracts include an amount determined from individual case estimates and loss reports, if necessary. An amount based on past experience and current payment trends is estimated for losses incurred but not reported. Such liabilities are necessarily based on assumptions and estimates and, while management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liabilities are continually reviewed and any adjustments are reflected in the period determined.

DEPOSIT-TYPE CONTRACTS

Liabilities for funding agreements, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial standards and methods including use of prescribed interest rates.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes. Under the applicable asset and liability method for recording deferred income taxes, net of any nonadmitted portion, and deferred tax liabilities are recognized for the future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and deferred tax liabilities (“DTLs”) are measured using the enacted tax rates on which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged or credited directly to surplus. Gross deferred tax assets are first reduced by a statutory valuation allowance, if deemed appropriate. The Company then determines the admissibility of the remaining net deferred tax assets, after valuation allowance, subject to admissibility limitations set forth in NAIC SAP. Refer to Note 15 for further discussion of the Company’s income taxes.

INCOME AND EXPENSES

Life insurance premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Beginning in 2019, the Company entered into contracts with the Centers for Medicare & Medicaid Services (“CMS”) to provide Medicare Advantage plans. Health insurance premiums are recognized when written. Expenses, such as commissions and other costs applicable to the acquisition of new business, are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established insulated separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable separate accounts include individual and group life and annuity contracts. The assets in these insulated separate accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation, income, or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated separate accounts are reported in Aggregate Reserves for Life Contracts in the Company’s Statements of Admitted Assets, Liabilities, Capital Stock and Surplus.

The Company has also established non-insulated separate accounts for certain annuity contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. Assets in the non-insulated separate accounts are carried at fair value or on a general account basis, depending on the annuity contract being supported. The assets of the non-insulated separate accounts are not legally insulated and can be used by the Company to satisfy general account obligations.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Net investment income, capital gains and losses, and changes in invested asset values on the insulated variable separate accounts are allocated to policyholders and therefore do not affect the operating results of the Company. The Company earns separate account fees for providing administrative services and bearing the mortality and other guaranteed benefit risks related to contracts for which funds are invested in variable separate accounts.

Certain activity from the variable separate accounts is reflected in the Company’s financial statements as follows:

•	The fees that the Company receives which are assessed periodically and recognized as revenue when assessed.

•

The activity related to guaranteed minimum death benefits, guaranteed minimum accumulation benefits, guaranteed minimum income benefits, and guaranteed minimum withdrawal benefits is reflected in the Company’s financial statements.

•	Premiums and withdrawals with offsetting transfers to/from the variable separate accounts are reflected in the Statements of Operations.

•

Transfers from the variable separate accounts due and accrued, which include accrued expense allowances receivable from the variable separate accounts and the aggregate surplus (income) due and accrued from MVA contracts.

•

The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable separate accounts’ assets held in connection with variable contracts.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

Revisions to SSAP No. 71, “Policy Acquisition Costs and Commissions,” were adopted with an effective date of December 31, 2021. The revisions modified SSAP No. 71 such that an insurance entity cannot use levelized commission arrangements to delay establishment of a liability regardless of how the arrangement is structured with regards to policy persistency or timing of payment. The Company reviewed its commission programs as a result of the adoption of changes to SSAP No. 71, which apply to contracts in effect as of December 31, 2021. As a result, the Company made one-time, accelerated payments totaling $72.0 million in settlement of all material levelized commission arrangements. The settlements are reported in the Statutory Statement of Operations as commissions on premiums, annuity considerations, and deposit-type contract funds (direct business only). As of December 31, 2021, the Company had no material levelized commission arrangements.

The NAIC adopted revisions to SSAP No. 32R, effective January 1, 2021 which updated definitions, clarified impairment guidance, and updated the measurement guidance for investments in preferred stock. The revisions did not have a material impact to the financial statements of the Company as of December 31, 2021.

In December 2021, the Company early adopted the minor revisions to SSAP No. 43R from the NAIC exposure draft, Ref# 2021-15 SSAP 43R - Residual Tranches, related to the accounting and reporting for non-rated residual investments. The Company transferred its non-rated residual tranches from bonds to other invested assets and valued the residual tranches at the lower of cost or fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

In March 2021, the NAIC adopted revisions to SSAP No. 25, Affiliates and Other Related Parties, that clarified the following regarding the identification of a related party:

•	any related party identified under U.S. GAAP or U.S. Securities and Exchange Commission (“SEC”) reporting requirements would be considered a related party under statutory accounting principles;

•	a non-controlling ownership over 10% results in a related-party classification regardless of any disclaimer of control or affiliation; and

•	a disclaimer of control or affiliation does not eliminate the classification as a related party and the disclosure requirements under SSAP No. 25.

The revisions were effective March 15, 2021 and did not have a significant impact to the financial statements of the Company as of December 31, 2021.

Effective June 30, 2020, the NAIC adopted changes to the Working Capital Finance Investments Program requirements in SSAP No. 105, Working Capital Finance Investments. The adoption of the revisions within SSAP No. 105 did not have a significant impact on the financial statements of the Company.

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, and SSAP No. 3, Accounting Changes and Corrections of Errors, related to a grade-in approach of reporting changes in the reserve valuation basis as a result of Section 21 of the Valuation Manual (“VM-21”). The adoption of the new guidance did not have a significant impact on the financial statements of the Company.

The Company did not have any new accounting pronouncement changes during 2019.

CORRECTIONS OF ERRORS

During 2021, the Company discovered an error related to the calculation of actuarial reserves. This error has been adjusted and recorded, net of tax, as a decrease to surplus in the Statutory Statement of Capital and Surplus in the amount of $7.0 million.

The Company did not have any corrections of errors during 2020.

During 2019, the Company discovered an error related to the accounting for certain common stocks. In the prior periods impacted, net income was overstated and the change in unrealized capital gains (losses) was understated by $23.2 million. The correction of this error in 2019, net of tax, had no net impact on surplus.

2.	RELATED-PARTY TRANSACTIONS

The Company has significant transactions with affiliates and other related parties. Intercompany revenues and expenses recognized under these agreements may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties.

The Company paid dividends to the Parent and received capital contributions from the Parent as described further in Note 16. The Company does not own shares of an upstream intermediate entity or ultimate parent, directly or indirectly, via a downstream subsidiary, controlled, or affiliated entity.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Below are details of investments in subsidiaries and significant transactions with affiliates and other related parties:

Investments in Subsidiaries - Common Stocks

(In Thousands)
		Carrying Value
		December 31,
Entity	Type of Subsidiary	2021	2020
DLNY	Insurance	$444,047	$450,340
Lackawanna Casualty Company	Insurance	—	173,459
DL Reinsurance Company (“DLRC”)	Insurance	3,664	3,459
Delaware Life Reinsurance (U.S.) Corp.	Insurance	4,388	18,000
Clarendon Insurance Agency, Inc.	Non Insurance	1,454	1,454

Total		$453,553	$646,712

On April 1, 2019, the Company acquired Lackawanna Casualty Company (“LCC”), a Pennsylvania domiciled worker’s compensation insurance company, and its subsidiaries, Lackawanna American Insurance Company (“LAIC”) and Lackawanna National Insurance Company (“LNIC”), for a total cost of $171.7 million. The difference between the cost and the statutory value of the group purchased was recorded as goodwill totaling $61.2 million. The Company contributed $0.5 million of additional capital to LCC in 2020. In November 2020, LCC paid the Company a $20.0 million extraordinary dividend, consisting primarily of bonds.

On December 30, 2021, after LCC redomesticated from Pennsylvania to Texas, the Company contributed its direct investment in the common stock of LCC to its wholly-owned, property and casualty holding company, Clear Spring PC Holdings, LLC (“CSPCH”), at LCC’s statutory value of $124.7 million as part of a business segment realignment. The Company also transferred the applicable unamortized goodwill totaling $44.3 million to CSPCH as part of the transaction. The transactions had no impact to the surplus of the Company. The unamortized goodwill related to the purchase of LCC as of December 31, 2020 was $50.5 million.

In October 2021, the Company received a $58.2 million ordinary cash dividend from DLNY.

The Company values Clarendon Insurance Agency, Inc. (“Clarendon”) as described in paragraph 8.b.ii of SSAP No. 97. At December 31, 2021 and 2020, the admitted amount each year was $1.5 million. The Company’s Sub-2 filing for Clarendon will be completed in accordance with SSAP No. 97.

In December 2021, the Company’s subsidiary, Delaware Life Reinsurance (U.S.) Corp (“DLOK”), returned $13.0 million of capital to the Company, of which $7.2 million was in the form of invested assets.

Investments in Affiliates - Preferred Interests

DL Investment Holdings 2015-1, LLC (“DLIH 2015-1”) is an affiliated investment holding company with both common and preferred units. The Company owns all 255,000 issued and outstanding Series A Preferred Units (the “Preferred Units”) with a par value of $255.0 million. The Preferred Units are non-voting member units that entitle the Company to a 6% yield that compounds quarterly with distributions that take priority over common unit distributions. On December 31, 2021 and 2020, the Company received $15.6 million of preferred dividends from DLIH 2015-1.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Investments in Affiliates - Other Invested Assets

The Company also owns controlling membership interests in the following limited liability companies: CSPCH; Clear Spring Health Holdings, LLC (“CSHH”); DL Private Placement Investment Company I, LLC; Ellendale Insurance Agency, LLC (“Ellendale”); Delaware Life 1099 Reporting Company, LLC (“DL 1099”); DLIH 2016-1; DL Investment Holdings 2016-2, LLC (“DLIH 2016-2”); IDF IX, LLC; DL Service Holdings, LLC; and NCS Franklin Park, LLC. The values of certain of these limited liability companies without audited financial statements totaling $16.7 million and $30.9 million were non-admitted as of December 31, 2021 and December 31, 2020, respectively. During 2021, the Company’s share of losses of one such entity, Ellendale, exceeded the investment value before “nonadmit” adjustments. Therefore, in accordance with SSAP No. 48, the Company ceased equity method accounting. This had no impact to the surplus of the Company since the value of Ellendale was nonadmitted in the prior year.

Effective January 1, 2019, the Company and its subsidiary, DLIH 2016-1, initiated a hedging program arrangement related to the Company’s FIA products. Under this arrangement, the Company transferred equity options to DLIH 2016-1 at fair value on January 1 and April 1, 2019, totaling $113.4 million and $63.0 million, respectively, in the form of capital contributions. The Company realized net losses of $7.8 million and $0.3 million on these transfers, respectively. Under this arrangement, the Company routinely transfers new equity options to DLIH 2016-1 at fair value and processes settlements on behalf of DLIH 2016-1. $51.1 million, $35.7 million, and $37.6 million of such purchases were transferred at fair value and were subsequently reimbursed by DLIH 2016-1 during 2021, 2020, and 2019, respectively. The Company reported no gains or losses on these transactions. All economic rights and responsibilities of the equity options transferred during 2021, 2020, and 2019 belong to DLIH 2016-1. Additionally, DLIH 2016-1 began purchasing equity futures in 2019 as part of the FIA hedging program.

During 2021 and 2020, the Company made several capital contributions totaling $8.8 million and $8.0 million, respectively, to DLIH 2016-2 in connection with an investment program utilizing a Société Générale credit facility (the “SG Facility”).

As noted above, the Company transferred its direct ownership in LCC to CSPCH in December 2021 as a capital contribution. CSPCH subsequently contributed the common stock of LCC to Clear Spring Property and Casualty Company (“CSP&C”) through a wholly-owned intermediary noninsurance holding company. The Company contributed $25.0 million of capital to CSPCH in May 2021. The Company also accrued a $35.0 million capital contribution to CSPCH in December 2021, after the transfer of LCC, as part of the Company’s capital commitment to CSP&C. CSP&C received regulatory approval to accrue the $35.0 million of capital contributions receivable under SSAP No. 72, Surplus and Quasi-Reorganizations.

In December 2020, the Company purchased 200 units of CSPCH, from a third party minority interest holder for $12.2 million, representing an additional 20% ownership. As a result of the 2020 purchase, CSPCH and CSP&C became wholly-owned subsidiaries of the Company. At December 31, 2021 and 2020, $9.5 million and $8.9 million, respectively, of unamortized goodwill were reflected in the Company’s carrying value of CSPCH in addition to the unamortized goodwill related to the purchase of LCC noted above.

During 2021, 2020, and 2019, the Company contributed $47.0 million, $44.7 million, and $87.2 million, to its subsidiary health holding company, CSHH, respectively, and in March 2020, CSHH returned $2.0 million of capital to the Company. During 2019, $16.5 million of the contributions were used by CSHH to purchase health insurer/health maintenance organizations. The difference between the cost of downstream entities acquired by CSHH and their statutory book values at the dates of purchase resulted in goodwill. As of December 31, 2021 and 2020, $16.2 million and $18.5 million of unamortized goodwill were reflected in the Company’s carrying value of CSHH, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company values its investments in CSPCH and CSHH using the look-through approach described in SSAP No. 97 because CSPCH and CSHH are unaudited non-insurance holding companies. The Company calculates the value of its ownership interest in CSPCH and CSHH using the audited statutory value of their downstream insurance subsidiaries plus adjustments required by SSAP No. 97, such as unamortized goodwill. All liabilities, commitments, contingencies, guarantees or obligations required to be recorded were considered by the Company in the determination of the carrying values. The carrying values of CSPCH and CSHH were $251.7 million and $43.5 million as of December 31, 2021, respectively, and $36.9 million and $79.5 million as of December 31, 2020, respectively.

During 2020, Clear Spring Health Insurance Company (“CSHIC”), a subsidiary of CSHH, adopted an accounting practice related to nonadmitted pharmacy rebate receivables that differs from NAIC statutory accounting practices and procedures. As permitted by the Arizona Director of Insurance and Financial Institutions, CSHIC would admit an otherwise nonadmitted pharmacy rebate receivable if the total of pharmaceutical rebates received through the date that the financial statements were issued exceeds the otherwise nonadmitted amount as of December 31, 2020. The monetary effect on surplus of CSHIC, and in turn, the Company’s investment in CSHH, was an increase of $9.3 million as a result of CSHIC using the permitted practice as of December 31, 2020. There was no effect on net income and surplus as a result of a permitted practice in 2021.

The Texas Department of Insurance approved a permitted accounting practice relating to CSP&C’s legacy business which is 100% reinsured to affiliated and non-affiliated reinsurers. The permitted practice allows CSP&C to exclude this fully-reinsured block of business from its financial statements effective January 1, 2019. There was no net income or surplus impact to CSP&C or the Company in 2021, 2020 and 2019 because the business was previously 100% reinsured.

Dividends/Distributions

During 2021, 2020, and 2019, the Company recognized the following amounts from subsidiaries:

(In Thousands)
Date	Entity	Amount	Form	Asset Description
August 9, 2021	DLIH 2016-1	$30,000	Distribution	Cash
November 9, 2021	DLIH 2016-1	$20,000	Distribution	Cash
October 14, 2021	DL 1099	$30	Return of capital	Cash
October 26, 2021	DLNY	$58,232	Dividend	Cash
December 15, 2021	DLOK	$13,000	Return of capital	Invested assets and cash
December 31, 2021	DLIH 2016-1	$23,000	Distribution	Accrual*

March 17, 2020	CSHH	$2,000	Return of capital	Cash
November 20, 2020	LCC	$20,000	Extraordinary dividend	Invested assets and cash
December 31, 2020	DLIH 2016-1	$40,000	Distribution	Accrual*

May 3, 2019	DLIH 2016-1	$25,000	Distribution	Cash
August 7, 2019	DLIH 2016-1	$5,000	Distribution	Cash
September 18, 2019	DLRC	$2,357	Ordinary dividend	Invested assets and cash
December 13, 2019	DLRC	$1,335	Extraordinary dividend	Cash
December 17, 2019	DLRC	$27,307	Return of capital	Invested assets and cash
December 31, 2019	DLIH 2016-1	$7,000	Distribution	Accrual*

*	Receivable reflected in Investment Income Due and Accrued as of December 31, 2021, 2020 and 2019, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Goodwill

The Company carries goodwill in the investment value of subsidiaries related to direct statutory purchases and indirect purchases of downstream insurance subsidiaries by noninsurance holding company subsidiaries. Admitted goodwill is limited to 10% of adjusted capital and surplus under SSAP No. 68 - Business Combinations and Goodwill. The 2021 subcomponents and calculation of adjusted surplus and total admitted goodwill are shown below:

In Thousands	Calculation of Limitation Using September 30, 2021 Values	December 31, 2021
(1) Capital and Surplus	$1,969,794	XXX
Less:
(2) Admitted Positive Goodwill	72,632	XXX
(3) Admitted EDP Equipment & Operating System Software	1,500	XXX
(4) Admitted Net Deferred Taxes	—	XXX

(5) Adjusted Capital and Surplus (Line 1-2-3-4)	$1,895,662	XXX
(6) Limitation on Amount of Goodwill (adjusted capital and surplus times 10% goodwill limitation (Line 5*10%))	$189,566	XXX
(7) Current Period Reported Admitted Goodwill	XXX	$70,057
(8) Current Period Admitted Goodwill as a % of Prior Period Adjusted Capital and Surplus (Line 7/Line 5)	XXX	3.7%

Reinsurance-Related Agreements

Prior to 2019, the Company had two reinsurance agreements with DLRC. Under one agreement, the Company ceded certain risks associated with the Company’s variable annuity contracts and associated riders on a combination modified coinsurance and funds withheld coinsurance basis to DLRC (the “VA Treaty”). Under the second agreement, the Company ceded a quota share of certain risks associated with various fixed index annuity products and associated riders to DLRC (the “FIA Treaty”). The VA Treaty and the FIA Treaty transferred hedging risks to DLRC, but did not transfer insurance risks. Both treaties were accounted for using deposit accounting. As a result of the treaties between the Company and DLRC, certain gains (losses), previously accounted for as other changes in capital stock and surplus, net investment income (loss), and net realized capital gains (losses), are accounted for as investment income (loss) on reinsurance deposit asset.

During 2019, the Company recaptured the FIA Treaty but maintained the VA Treaty as described above. DLRC, as reinsurer, consented to the recapture as required by the FIA Treaty. The recapture had no effect on the surplus of the Company.

Hedging risk is defined as changes in unrealized hedging instrument gains or losses, realized gains and losses on dispositions of hedging instruments, and investment income or loss from hedging instruments. “Investment expense (income) on funds held” represents amounts paid or received on hedging instruments that were ceded under the DLRC treaties. Ceded realized gains and losses are reported in “Net realized capital gains (losses).” “Investment income (expense) on funds held - unrealized” represents the unrealized gain or loss for the period on hedging instruments that has been ceded to DLRC. “Investment income (loss) on reinsurance deposit asset” represents the net gains and losses on all hedging instruments ceded under the DLRC treaties.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

A summary of the pretax impacts of the two DLRC treaties on the Company’s Statements of Operations and Statements of Changes in Capital Stock and Surplus is set forth below as of December 31:

(In Thousands)	Treaty Impacts
	2021	2020	2019
Statements of Operations
Investment Income (Loss) on Reinsurance Deposit Asset	$(416,413)	$(159,574)	$(116,980)

Total Revenue	(416,413)	(159,574)	(116,980)
Investment (Income) Expense on Funds Held	(251,714)	(437,107)	(358,699)

Total Policyholder Benefits and Expenses	(251,714)	(437,107)	(358,699)
Net Realized Capital (Losses) Gains	(745)	(1,151)	83

Net Income (Loss)	(165,444)	276,382	241,802

Statements of Changes in Capital Stock and Surplus
Investment (Expense) Income on Funds Held - Unrealized	165,444	(276,382)	(241,802)

Net Change in Capital Stock and Surplus from VA and FIA Treaties (excluding reinsurance fee)	$—	$—	$—

In addition, the Company recognized a reinsurance deposit accounting asset of $144.8 million and $395.7 million at December 31, 2021 and 2020, respectively, and a corresponding amount in funds held under coinsurance liability.

The Company has a reinsurance agreement with Delaware Life Reinsurance (Barbados) Corp. (“Barbco”), an affiliate, under which it cedes risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis.

The Company also has a reinsurance agreement with Barbco under which it cedes mortality risks associated with certain of the Company’s in-force bank-owned variable universal life insurance policies on a yearly renewable term basis.

Debt and Surplus Note Transactions

The Company entered into a $100.0 million bilateral loan agreement with DLIH 2016-1 dated March 31, 2021, with interest at LIBOR plus 1.15%. The repayment of principal and interest is due on demand. The Company borrowed $80.0 million and $20.0 million in April 2021 and May 2021, respectively, and repaid $7.0 million in November 2021. Total interest incurred during 2021 was $0.9 million. The Company had $93.0 million of borrowed money outstanding under the bilateral loan agreement as of December 31, 2021.

In January 2020, DLNY entered into a $50.0 million demand promissory note (the “DLNY Note”) with the Company. The DLNY Note superseded the parties’ $35.0 million promissory note dated May 19, 2017 (the “Old DLNY Note”). DLNY’s borrowings under the DLNY Note may be used for general corporate purposes. Borrowings bear interest at LIBOR + 115 basis points. No amounts were outstanding under the DLNY Note or the Old DLNY Note as of December 31, 2021, 2020, and 2019.

In November 2020, R.V.I. Guaranty Co., Ltd (“RVI”), an affiliate, entered into a $20.0 million revolving loan note (the “RVI Note”) with the Company. Borrowings bear interest at LIBOR + 150 basis points. There were no amounts outstanding under the RVI Note as of December 31, 2021 and 2020.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

In May 2020, the Company loaned CSHIC $20.0 million under a $20.0 million demand promissory note which was repaid to the Company plus $520 thousand of interest in September 2020. In April and May 2021, the Company loaned CSHIC a total of $60.0 million under a $70.0 million demand promissory note which superseded the 2020 $20.0 million note. The interest rate on the $70.0 million note was 3% through September 30, 2021, after which the interest rate increased to 8%. The $60.0 million outstanding was repaid to the Company plus $812 thousand of interest in October 2021, and the demand promissory note was subsequently replaced by a $20.0 million demand promissory note. No amounts were outstanding as of December 31, 2021 and 2020 under any of these CSHIC notes.

In April 2020, DLIH 2016-1 borrowed $4.0 million from the Company under a demand promissory note and repaid the balance plus $1.7 thousand of interest to the Company within the same month.

In September 2021, the Company issued a $41.0 million promissory note to Delaware Life Marketing, LLC (“DLM”), an affiliate, related to a one-time accelerated commission payment in settlement of the Amended and Restated Master Agency Agreement between the Company and DLM. The interest rate on the promissory note was 8%. The Company repaid DLM the $41.0 million plus $0.9 million of interest in December 2021.

On December 31, 2020, with approval by the Department, the Company made a one-time payment of $7.5 million to Guggenheim Life and Annuity Company (“GLAC”), a related party, to pay down the principal amount and accrued interest due on a $7.5 million surplus note issued by the Company and owned by GLAC with an original maturity date of December 15, 2032. The Company received a $7.5 million capital contribution from the Parent on December 30, 2020, which was used together with $25.4 thousand to pay GLAC both the principal and interest due as of December 31, 2020.

At December 31, 2020, Group 1001, LLC, a related party, owned $167.3 million interests in surplus notes issued by the Company. In December 2021, the Parent became the owner of these interests and released the Company from all liabilities related to these interests in surplus notes. The Company reported the forgiveness of all related liabilities as contributed capital. Refer to Note 16 for further details.

Administrative Services Agreements

The Company has entered into various related-party agreements. The following agreements were in effect at December 31, 2021, 2020 and 2019:

The Company’s affiliate, Group 1001 Resources, LLC (“GOTO Resources”), sponsors the Group 1001 401(k) Savings Plan (the “401(k) Plan”) (formerly the Delaware Life Insurance Company 401(k) Savings Plan), which qualifies under Section 401(k) of the Internal Revenue Code and includes a retirement investment account feature (the “RIA”) that qualifies under Section 401(a) of the Internal Revenue Code. Expenses under the 401(k) Plan and the RIA are allocated by GOTO Resources to the Company and other affiliates pursuant to intercompany service agreements. The allocated expenses incurred by the Company under the 401(k) Plan and the RIA were $2.4 million, $2.3 million, and $2.2 million, respectively, for the years ended December 31, 2021, 2020, and 2019.

The Company has a management services agreement with DLNY, whereby the Company furnishes certain investment, actuarial and administrative services to DLNY on a cost-reimbursement basis. The Company allocated amounts related to this agreement of $4.3 million, $4.8 million, and $7.8 million for the years ended December 31, 2021, 2020, and 2019, respectively.

The Company terminated an administrative services agreement with Delaware Life Insurance and Annuity Company (Bermuda) Ltd. (“DLIAC”), an affiliate, in the fourth quarter of 2020. Prior to terminating the agreement, the Company performed various administrative services on behalf of DLIAC, which was sold to a third party on November 30, 2020. Amounts allocated under this agreement amounted to $0.3 million and $0.4 million for the years ended December 31, 2020 and 2019, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company has an administrative services agreement with Clarendon pursuant to which the Company provides services and facilities in connection with Clarendon’s business of supporting the wholesale distribution of the Company’s variable insurance and annuity products. The Company also has a principal underwriter’s agreement dated April 1, 2002 with Clarendon, pursuant to which Clarendon serves as principal underwriter and distributor for all variable insurance and annuity products issued by the Company. There were equal and offsetting amounts incurred under these two agreements.

The Company has a services agreement with Barbco, pursuant to which the Company provides certain administrative and functional services to Barbco on a cost-reimbursement basis. Amounts allocated under this agreement amounted to approximately $0.3 million for each of the the years ended December 31, 2021, 2020 and 2019.

The Company has an administrative services agreement with DLRC, pursuant to which the Company furnishes certain investment, actuarial and administrative services to DLRC. Amounts allocated under this agreement amounted to approximately $0.2 million for each of the years ended December 31, 2021, 2020, and 2019, respectively.

The Company has a services agreement with CSP&C, pursuant to which the Company furnishes certain administrative and functional services to CSP&C. Amounts allocated under this agreement amounted to approximately $1.2 million, $0.7 million, and $0.6 million for the years ended December 31, 2021, 2020, and 2019, respectively.
A federal tax allocation agreement has been implemented with the Company as the common parent of an affiliated group of companies as described in Note 15.

The Company has an administrative services agreement between the Company and DLOK pursuant to which the Company provides certain services to DLOK, including finance, legal, compliance, administrative, information technology and other operational and support functions. No amounts were allocated under this agreement for the years ended December 31, 2021, 2020, and 2019.

The Company has a services and resource sharing agreement between the Company and Eon Health Plan, LLC (“EHP”), pursuant to which the Company provides certain services and resources to EHP, including finance, legal, compliance, human resources, investment, administrative, information technology and other support functions. No amounts were allocated under this agreement for the years ended December 31, 2021, 2020, and 2019.

The Company has a services and resource sharing agreement between the Company and Group One Thousand One Advisory Services, LLC (“GOTO Advisory”), pursuant to which the Company provides certain services and resources to GOTO Advisory, including the provisions of investment management services and related resources. No amounts were allocated under this agreement for the years ended December 31, 2021, 2020, and 2019.

The Company has a services and resource sharing agreement between the Company and CSHH pursuant to which the Company provides certain services and resources to CSHH, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. No amounts were allocated under this agreement for the years ended December 31, 2021, 2020 and 2019.

The Company has a facilities use agreement between the Company and GOTO Resources pursuant to which the Company provides use of certain of its facilities to GOTO Resources. No amounts were allocated under this agreement for the years ended December 31, 2021, 2020, and 2019.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company has a services and resource sharing agreement between the Company and GOTO Resources pursuant to which GOTO Resources provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. Gross amounts allocated under this agreement amounted to approximately $94.4 million, $84.1 million, and $85.4 million for the years ended December 31, 2021, 2020, and 2019, respectively.

The Company has a services and resource sharing agreement between the Company and Clear Spring Health Management Services, LLC (“CSHMS”) pursuant to which CSHMS provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. Expenses incurred under this agreement amounted to approximately $1.1 million, $1.0 million, and $4.3 million for the years ended December 31, 2021, 2020, and 2019, respectively.

The Company has a services and resource sharing agreement between the Company and CSHMS pursuant to which the Company provides certain services and resources to CSHMS, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. No amounts were allocated under this agreement for the years ended December 31, 2021, 2020, and 2019.

The Company has an administrative services agreement between the Company and DLM pursuant to which the Company agrees to provide certain services and use of facilities to DLM. The services relate to the business of DLM. The primary business of DLM is the distribution of the Company’s annuity products and related activities. No amounts were allocated under this agreement for the years ended December 31, 2021, 2020, and 2019.

Effective January 1, 2019, the Company had an Amended and Restated Master Agency Agreement (the “First Amended Agreement”) between the Company and DLM, pursuant to which DLM provides certain distribution and agent management services to the Company. On September 1, 2021, the First Amended Agreement was superseded by the Second Amended and Restated Master Agency Agreement executed between the Company and DLM. The Company incurred commission expenses under the First Amended Agreement totaling $48.4 million for the eight months ended August 31, 2021, $49.5 million for the year ended December 31, 2020, and $21.6 million for the year ended December 31, 2019.

On September 1, 2021, the Company began paying heaped commissions to DLM which were expensed as incurred. The commission expenses incurred during the remaining four months of 2021 totaled $71.9 million, including a one-time, accelerated payment of $41.0 million made by the Company in settlement of the First Amended Agreement. Under the Second Amended and Restated Master Agency Agreement with DLM, the Company also began paying marketing fees as an allowance for advertising, marketing, bonus and other expenses related to the promotion and sales of certain products of the Company, and these fees totaled $20.0 million in 2021. Other fees paid for services by the Company to DLM totaled $18.2 million, $14.9 million, and $11.8 million for the years ended December 31, 2021, 2020, and 2019, respectively.

The Company has a services and resource sharing agreement between the Company and LCC, LNIC, and LAIC, dated January 1, 2020, under which the Company provides services and makes resources available upon request to LCC, LNIC, and LAIC. No amounts were allocated under the agreement for the years ended December 31, 2021 and 2020.

The Company is party to a paymaster agreement between and among the Company, DLM, GOTO Resources, and Clarendon, dated January 1, 2019, that enables the Company, on behalf of Clarendon, to provide GOTO Resources, in its role as payroll employer of DLM, with certain amounts to be paid to DLM in connection with their activities as registered persons of Clarendon. No amounts were allocated under the agreement for the years ended December 31, 2021, 2020, and 2019, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

On August 2, 2013, the Parent acquired all of the issued and outstanding shares of the Company from Sun Life Canada (U.S.) Holdings, Inc. (the “Sale Transaction”). In connection with the Sale Transaction, the Company’s controlling persons agreed that the Company would comply with the filing and other requirements contained in Section 5005(a) of the Delaware Insurance Code with respect to any transaction subject to Section 5005(a)(2) between (a) the Company, on the one hand, and (b) (I) Guggenheim Capital, LLC (“GC”) or a subsidiary thereof, or (II) Sammons Enterprises, Inc. or a subsidiary thereof, on the other hand. The following are agreements in effect that the Company has filed pursuant to the terms of this undertaking:

The Company has an amended and restated investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. Expenses incurred under this agreement amounted to approximately $7.0 million, $7.1 million, and $7.8 million for the years ended December 31, 2021, 2020, and 2019, respectively.

The Company has a services agreement with Guggenheim Commercial Real Estate Finance, LLC (“GCREF”), whereby GCREF provides mortgage loan sourcing, origination and administration services to the Company. The servicing fees are netted from the debt servicing payments remitted by GCREF to the Company. The servicing fees incurred for the years ended December 31, 2021, 2020, and 2019 were $46 thousand, $83 thousand, and $37 thousand, respectively.

The Company has a services agreement with Guggenheim Insurance Services, LLC (“GIS”), whereby GIS provides certain personnel, facilities, systems and equipment in conjunction with the provision of accounting and general services, insurance services, and other advisory services to the Company.    Expenses incurred under this agreement amounted to approximately $50.0 million, $50.0 million, and $57.1 million for the years ended December 31, 2021, 2020, and 2019, respectively.

The Company has a limited discretionary investment advisory agreement between the Company and Guggenheim Investment Advisors, LLC (“GIA”), pursuant to which GIA provides investment advisory services to the Company. Expenses incurred under this agreement amounted to $22 thousand, $95 thousand, and 126 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company had a selling agreement among the Company, GIS, and South Blacktree Insurance Agency, LLC related to the sale of certain private placement variable universal life insurance policies and funding agreements issued by the Company as identified in the selling agreement. The agreement was terminated in November 2021. The Company did not incur expenses under this agreement for the years ended December 31, 2021, 2020, and 2019.

The Company has a middle office services agreement between the Company and GIS dated July 23, 2018, under which GIS provides certain middle office services in furtherance of conducting the Company’s business and the business of its affiliates with which Company has investment-related services agreements.

The Company has a cost and liability allocation agreement among the Company, GIS, and GLAC dated July 23, 2018. This agreement is related to fees, charges, and expenses incurred by the Company under an Aladdin Services Agreement entered into between the Company and BlackRock Financial Management, Inc. (“BlackRock”) under which Blackrock implements and provides its proprietary Aladdin trading, portfolio management, and risk reporting system.

The Company had $2.3 million and $2.4 million due from affiliates, $22.4 million and $21.4 million due to affiliates, and $14.1 million and $1.7 million included in general expenses due or accrued to other related parties as of December 31, 2021 and 2020, respectively, under the terms of various management and services contracts which provide for cash settlements on a quarterly or more frequent basis. The Company also had $23.0 million and $40.0 million of distributions accrued from a wholly-owned investment subsidiary in investment income due and accrued as of December 31, 2021 and 2020, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Other

As of and for the years ended December 31, 2021, 2020, and 2019, the Company had other investment activity with affiliates and affiliated holdings as follows:

During 2021, a $65.0 million investment in Wright STF III, LLC (“Wright”) that the Company held in 2020 matured. The Company then held additional short-term investments/cash equivalents from Wright as well as the $60 million demand note from CSHIC noted above that was repaid during the year. In total, the Company had $535.0 million of acquisitions of short-term investments/cash equivalents in 2021 offset by $225.0 million of proceeds from sales/maturities which increased the prior year balance of affiliated short-term investments of $65.0 million to $375.0 million as of December 31, 2021. The Company recorded $13.8 million of related investment income in 2021 and the average yield on these short-term investments was 5.47%.

During 2020, $200.0 million of short-term investments issued by Armstrong STF IV, LLC (“Armstrong”) and Wright held by the Company at December 31, 2019, matured. The Company also acquired $90 million of new short-term investments from Wright in 2020, $25 million of which was repaid during the year. The Company recorded $12.8 million of investment income in 2020 related to these investments and the average yield was 6.37%.

During 2019, the Company acquired a $202.5 million short-term investment from an affiliate, WPH Holdings II Parent, LLC (“WPH”). Both this investment and a $171.0 million short-term investment from WPH held at December 31, 2018 matured or were repaid, resulting in no gain. The Company recorded $23.3 million of investment income related to these investments in 2019, and the average yield was 8.0%. The Company acquired short-term investments from Armstrong and Wright during 2019 totaling $100.0 million each which were held at December 31, 2019. The Company recorded $0.6 million of investment income on these investments in 2019 and the average yield was 5.70%.

During 2021, the Company acquired $533.8 million repurchase agreements from an affiliate and received proceeds of $362.3 million from repurchase agreement maturities during 2021. The Company also acquired $154.6 million of unaffiliated short-term investments, bonds, and preferred stock from affiliates and received proceeds of $306.1 million from sales of unaffiliated short-term investments, bonds, mortgages, and equities to affiliates from which the Company deferred realized gains of $4.8 million. The Company purchased $97.0 million of bonds from an affiliate in December 2021.

In 2020, the Company acquired $146.6 million of bonds from affiliates, including the bonds received from LCC noted above, and received proceeds of $44.7 million from sales of bonds to affiliates that resulted in immaterial gains. The Company also received $57.2 million of proceeds from sales of other invested assets to DLIH 2016-2 from which the Company deferred a realized gain of $1.9 million.

The Company acquired $93.6 million of bonds and $9.8 million of mortgages from affiliates in 2019, including the invested assets received from the DLRC capital transactions noted above, and received proceeds of $71.1 million from sales of short-term and long-term bonds to affiliates. Immaterial gains were recognized on these transactions.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following table summarizes the Company’s investments in affiliates (excluding investments in subsidiaries) at December 31, 2021 and 2020:

	December 31,
(In Thousands)	2021	2020
Cash Equivalent	$101,891	$—
Short-Term Investments	444,520	65,000
Bonds	433,021	67,000
Preferred Stocks	255,000	255,000
Commercial Mortgage Loans	2,720	8,831

Total	$1,237,152	$395,831

As of and for the years ended December 31, 2021, 2020 and 2019, the Company had investment activity with related parties and parties related to or managed by GC and related holdings as follows:

The Company purchased $14.2 million of bonds issued by other related parties during 2021. As of December 31, 2021 and 2020, the Company held bonds issued by other related parties that totaled $112.5 million and $455.0 million, respectively.

The Company purchased $1.7 million and $17.2 million of bonds and received proceeds of $3.9 million and $5.0 million from bond sales from parties related to or managed by GC in 2020 and 2019, respectively. No material gains and losses were recognized by the Company on these transactions in 2020 or 2019 and there were no such transactions in 2021.

The following table summarizes the Company’s investments in parties related to or managed by GC as of December 31, 2021 and 2020:

(In Thousands)	2021	2020
Bonds	$184,131	$418,145
Common Stocks	40	31,736
Other Invested Assets	49,728	—

Total	$233,899	$449,881

Guarantees

The Company, as successor to Keyport Life Insurance Company (“Keyport”), unconditionally guarantees the full and punctual payment when due of any obligations of the former Keyport Benefit Life Insurance Company (“KBL”) arising out of or in connection with any contract issued by KBL on or after June 25, 1998 and before December 31, 2002, the date that KBL merged with and into the Company’s wholly-owned subsidiary, DLNY. The purpose of this guaranty was to enhance the financial strength of KBL. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the policyholders of the contracts. The cash surrender value of the contracts at December 31, 2021 and December 31, 2020 was approximately $170.0 million, and $179.7 million, respectively. At December 31, 2021 and 2020, there was no liability accrued for this guaranty.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company guarantees on a subordinated basis all amounts payable by DLNY to holders of certain deferred combination fixed and variable annuity contracts (“MVA Contracts”) issued by DLNY which include the option to earn a guaranteed fixed return for specified periods (“Guarantee Period”). The Company unconditionally and irrevocably guarantees the full and punctual payment when due of all amounts payable by DLNY from a Guarantee Period to any holder. The guaranty is subject to no preconditions other than the failure by DLNY to pay when due any Guarantee Period interests. DLNY registered such Guarantee Period interests under the Securities Act of 1933 with the U.S. Securities and Exchange Commission (the “SEC”). Under the SEC’s rules, implementation of the guaranty permitted DLNY to stop filing periodic reports with the SEC pursuant to the Securities Exchange Act of 1934, and the purpose of the guaranty was to achieve that result. The Company’s guaranty in this regard guarantees the payment of amounts payable by DLNY from a Guarantee Period but does not guaranty any other obligations of DLNY under the MVA Contracts. The obligations under the foregoing guaranty are unsecured obligations of the Company and subordinate in right of payment to the prior payment in full of all other obligations of the Company, except for guarantees which by their terms are designated as ranking equally in right of payment with or subordinate to this guaranty. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the holders of the MVA Contracts. The total account value of the MVA Contracts was approximately $6.7 million and $6.6 million at December 31, 2021 and 2020, respectively. There was no liability accrued for this guaranty at December 31, 2021 and 2020.

Pursuant to an agreement effective January 20, 2017, the Company guarantees punctual payment to Merrill Lynch Professional Clearing Corp. (“ML Pro”) and certain affiliates of ML Pro (collectively, the “Guaranteed Parties”) by certain subsidiaries of the Company that may be added to the guaranty (collectively, the “ML Customers”), in connection with accounts the ML Customers have with the Guaranteed Parties. The obligations of the Company under the guaranty agreement are limited to $300.0 million. There was no liability accrued for this guaranty at December 31, 2021 and 2020.

In 2018, CSP&C entered into a lease agreement for an office in Boca Raton, Florida that expires in February 2026. The Company is a guarantor of the lease which has future minimum lease commitments of approximately $2.0 million as of December 31, 2021.

Pursuant to a 2019 Letter of Credit Facility Agreement (the “2019 LCFA”) between the Company and CSP&C, the Company was issued an irrevocable letter of credit (“LOC”) in 2019 by the Federal Home Loan Bank of Indianapolis (the “FHLB”) on behalf of an unrelated party. Under the 2019 LCFA, CSP&C was unconditionally responsible to reimburse the Company for the full amount of any drawdown by the beneficiary. In February 2021, the third party drew down $8.0 million under the LOC which effectively terminated the LOC. CSP&C reimbursed the Company in full for its payment related to the drawdown.

As a requirement under a Master Receivables Purchase Agreement (the “RPA”) between CSHIC and Société Générale Factoring S.A. (“SGF”) dated October 4, 2021, the Company guarantees the performance and observance of all obligations and covenants by CSHIC. Under the RPA, CSHIC proposes the sale of certain eligible receivables for purchase by SGF at a discounted rate. CSHIC is required to repurchase any ineligible receivables sold to SGF. The guarantee would require payment by the Company if CSHIC was unable to repurchase any ineligible receivables sold.

The Company is a co-borrower under a short-term money market facility with Société Générale under which CSHIC, as borrower, has authority to borrow up to $200.0 million to be used for general corporate purposes. Refer to Note 17 for further details. CSHIC had no amounts outstanding under this facility as of December 31, 2021.

The Company has committed to contribute capital to CSP&C as needed to maintain a certain risk-based capital level. Refer to Note 17 for further details.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company authorized a wholly-owned subsidiary, DLIH 2016-2, to enter into the SG Facility with a maximum borrowing amount of $150.0 million as part of its investment program. Pursuant to the SG Facility, the Company is required to pledge collateral to support borrowings. The pledged collateral secures obligations of a non-recourse guarantee by the Company, which is limited to the pledge of collateral assets. The Company may be required to make equity capital contributions to DLIH 2016-2 from time to time. As of December 31, 2021 and 2020, DLIH 2016-2 had borrowed $149.2 million and $64.7 million, respectively, under the SG Facility.

During 2020 a syndicated credit facility arranged by BMO Capital Markets Corp. and consisting of three bank lenders (the “BMO Facility”) was provided to CSHH and its wholly-owned subsidiary, CSHIC, with a maximum borrowing of $125.0 million as of December 31, 2021. Pursuant to the BMO Facility and a related separate fee letter, the Company guarantees all principal and interest obligations of CSHH and CSHIC, and is subject to certain covenants related to risk based capital and surplus. As of December 31, 2021 and 2020, CSHIC borrowings under the facility were $115.0 million and $61.0 million, respectively.

Pursuant to a Letter of Credit Facility Agreement (the “LCFA”) between the Company and its indirect subsidiary, Clear Spring Health (SC), Inc. (“CSH(SC)”), the FHLB issued the Company an irrevocable $1.0 million LOC effective July 1, 2021 on behalf of an unrelated party in respect of potential obligations of CSH(SC). Under the LCFA, CSH(SC) is unconditionally responsible to reimburse the Company for the full amount of any drawdown from the LOC by the beneficiary. CSH(SC) pays the Company a facility fee as compensation for the arrangement. Refer to Note 17 for further details.

3.	BONDS AND PREFERRED STOCKS

The statement value and fair value of the Company’s bonds and preferred stocks were as follows:

	December 31, 2021
		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
(In Thousands)	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$457,303	$2,746	$(4,851)	$455,198
All Other Governments	12,138	566	(75)	12,629
U.S. States, Territories and Possessions (Direct and Guaranteed)	19,911	539	(160)	20,290
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	924,388	91,583	(8,990)	1,006,981
Industrial and Miscellaneous (Unaffiliated)	11,162,149	245,942	(52,949)	11,355,142
Hybrid Securities	194,088	14,760	(1,306)	207,542
Bonds - Affiliated	433,021	1,368	—	434,389
SVO Identified Exchange Traded Funds	1,815	57	(19)	1,853

Total Bonds	$13,204,813	$357,561	$(68,350)	$13,494,024

Preferred Stocks	$1,227,981	$13,266	$(12)	$1,241,235

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	December 31, 2020
		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
(In Thousands)	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$392,584	$9,044	$(437)	$401,191
All Other Governments	11,070	947	(78)	11,939
U.S. States, Territories and Possessions (Direct and Guaranteed)	9,687	701	(1)	10,387
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	992,830	80,971	(8,364)	1,065,437
Industrial and Miscellaneous	11,112,860	429,773	(143,064)	11,399,569
Hybrid Securities	220,819	20,433	(1,640)	239,612
Bonds - Affiliated	67,000	—	—	67,000
SVO Identified Exchange Traded Funds	1,810	110	(19)	1,901

Total Bonds	$12,808,660	$541,979	$(153,603)	$13,197,036

Preferred Stocks	$939,125	$9,663	$(146)	$948,642

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The statement value and estimated fair value by maturity periods for bonds, other than ABS and MBS, are shown below. Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

	December 31, 2021
	Statement	Estimated
(In Thousands)	Value	Fair Value
Due in one year or less	$427,656	$428,204
Due after one year through five years	2,051,213	2,085,052
Due after five years through ten years	3,549,020	3,597,242
Due after ten years	3,425,633	3,523,993
SVO Identified Exchange Traded Funds	1,815	1,853

Total before asset and mortgage-backed securities	9,455,337	9,636,344

Asset and mortgage-backed securities	3,749,476	3,857,680

Total	$13,204,813	$13,494,024

Proceeds from sales and maturities of investments in bonds and preferred stock during 2021, 2020, and 2019, were $6.1 billion, $4.8 billion, and $6.7 billion, including non-cash transactions of $608.7 million, $433.1 million, and $366.7 million, respectively; gross gains were $72.0 million, $52.6 million, and $66.4 million respectively; and gross losses were $24.3 million, $44.6 million, and $34.8 million, respectively.

Bonds with a statement value of approximately $1.3 million and $5.2 million for the years ended December 31, 2021 and 2020 were on deposit with governmental authorities as required.

Investment-grade bonds were 95.5% and 96.6% of the Company’s total bonds as of December 31, 2021 and 2020, respectively.

The fair value of publicly-traded bonds is determined using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates. Exposure to any single issuer is less than 10% of net admitted assets.

The fair value of the Company’s preferred stocks is first based on quoted market prices. Similar to fixed-maturity securities, the Company uses pricing services and broker quotes to price preferred stocks for which the quoted market price is not available.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Other-than-temporary-impairment

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the LBSS, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

There were no credit impairments recorded in 2021, 2020, and 2019 on LBSS held as of December 31, 2021, 2020, and 2019, respectively, pursuant to SSAP No. 43R.

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company intends to sell the bond, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the bond, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company has an Asset Valuation Committee composed of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern.    In determining whether a security is OTTI, the Asset Valuation Committee considers the factors described below. The process involves a quarterly screening of all securities with a fair value less than the amortized cost basis. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. In making these evaluations, the asset valuation committee exercises considerable judgment. Based on the Asset Valuation Committee’s evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

“Monitor List” - A security on this list is subject to a heightened level of monitoring because either the issue or the issuer or its industry, sector, geographic location, or political operating environment has been under stress.

“Watch List” - There is a preponderance of likelihood that either interest or principal will not be received according to the committee’s expectations and may result in an impairment or write-offs.

“Impaired List” - The Asset Valuation Committee has concluded that the Company has the intent to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the amortized cost basis of the security is not expected to be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s Statements of Operations is the difference between the amortized cost basis of the security and its fair value or discounted cash flows.

Should it be determined that a security is OTTI, the Company records a loss through an appropriate adjustment in carrying value. For the years ended December 31, 2021, 2020, and 2019, the Company incurred write-downs of bonds totaling $4.3 million, $2.3 million, and $0 million respectively, including those subject to SSAP No. 43R. Of these amounts, no OTTI was related to sub-prime loans. In addition to the impairment on structured bonds, the Company incurred impairment write-downs of $9.7 million related to solar tax credit investments, $30.0 million due to intent to sell other invested assets, $3.0 million on residual equity tranches, and $7.7 million on equity interests.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The gross unrealized losses and fair value of investments, which were deemed temporarily impaired, aggregated by investment category, number of securities, and the length of time in an unrealized loss position, at December 31, 2021 were as follows:

	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
(in Thousands except # of securities)	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	5	$239,887	$(1,851)	—	$76,653	$(2,999)	5	$316,540	$(4,850)
All Other Governments	—	—	—	1	2,862	(75)	1	2,862	(75)
U.S. States, Territories and Possessions (Direct and Guaranteed)	1	7,786	(160)	—	—	—	1	7,786	(160)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	45	133,862	(2,850)	3	108,225	(6,140)	48	242,087	(8,990)
Industrial and Miscellaneous (Unaffiliated)	190	2,110,143	(40,178)	100	1,245,030	(12,773)	290	3,355,173	(52,951)
Hybrid Securities	4	734	(16)	3	10,318	(1,289)	7	11,052	(1,305)
SVO Identified Exchange Traded Funds	—	—	—	1	818	(19)	1	818	(19)

Total Bonds	245	$2,492,412	$(45,055)	108	$1,443,906	$(23,295)	353	$3,936,318	$(68,350)

Preferred Stocks	1	$92,197	$(12)	—	$—	$—	1	$92,197	$(12)

The gross unrealized losses and fair value of investments, which were deemed temporarily impaired, aggregated by investment category, number of securities, and the length of time in an unrealized loss position, at December 31, 2020 were as follows:

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
(in Thousands except # of securities)	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	5	$11,821	$(437)	—	$—	$—	5	$11,821	$(437)
All Other Governments	—	—	—	1	3,056	(78)	1	3,056	(78)
U.S. States, Territories and Possessions (Direct and Guaranteed)	1	99	(1)	—	—	—	1	99	(1)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	45	202,434	(8,346)	3	8,470	(18)	48	210,904	(8,364)
Industrial and Miscellaneous (Unaffiliated)	190	1,460,857	(37,916)	100	1,451,733	(105,148)	290	2,912,590	(143,064)
Hybrid Securities	4	2,824	(23)	3	7,251	(1,617)	7	10,075	(1,640)
SVO Identified Exchange Traded Funds	—	—	—	1	821	(19)	1	821	(19)

Total Bonds	245	$1,678,035	$(46,723)	108	$1,471,331	$(106,880)	353	$3,149,366	$(153,603)

Preferred Stocks	2	$136,812	$(146)	—	$—	$—	2	$136,812	$(146)

As summarized in the tables below, the Company had indirect exposure to sub-prime loans with a book adjusted carrying value of $4.6 million and $16.8 million as of December 31, 2021 and 2020. This amount represented approximately 0.02 percent of the Company’s total invested assets as of December 31, 2021 and 2020. In terms of managing and mitigating sub-prime mortgage risk, the Company’s overall exposure to these investments was as shown below (in thousands):

2021
		Book/Adjusted
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$4,747	$4,600	$4,512

	$4,747	$4,600	$4,512

2020
		Book/Adjusted
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$16,837	$16,837	$17,180

	$16,837	$16,837	$17,180

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

5GI Securities

The Company’s overall exposure to 5GI securities was as shown below:

(In thousands except for number of securities):

Investment	Number of 5GI Securities		Aggregate Book Adjusted Carry Value		Aggregate Fair Value
	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Preferred Stock	1	1	$255,000	$255,000	$255,000	$255,000

Total	1	1	$255,000	$255,000	$255,000	$255,000

4.	MORTGAGE LOANS ON REAL ESTATE

The Company invests in commercial and residential first mortgage loans throughout the United States and Great Britain. Investments are diversified by property type and geographic area in order to manage credit risk. The Company monitors the condition of the mortgage loans in its portfolio.

In those cases, where mortgages have been restructured, appropriate allowances for losses are made. In those cases where, in management’s judgment, the mortgage loan’s value is impaired, appropriate losses are recorded.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following table shows the geographical distribution of the statement value of the Company’s mortgage loan portfolio as of December 31, 2021 and 2020 (in thousands):

	2021	2020
Alabama	55,677	$3,229
Arizona	13,939	2,003
Arkansas	47,357	94
California	136,079	76,503
Colorado	17,153	15,937
Connecticut	11,087	10,925
Florida	40,604	2,794
Georgia	6,392	10,625
Iowa	442	—
Idaho	69	—
Illinois	26,650	25,557
Indiana	204	—
Kansas	7,544	7,480
Kentucky	265	1,563
Louisiana	1,213	410
Maryland	295	73
Massachusetts	59,511	5,037
Michigan	8,821	7,669
Minnesota	46	—
Missouri	1,302	398
Mississippi	655	—
New Jersey	2,014	3,424
New Mexico	3,479	3,556
New York	167,273	180,660
North Carolina	65,501	41,690
Ohio	1,770	1,945
Oklahoma	1,566	162
Oregon	6,511	5,390
Pennsylvania	23,974	13,608
Puerto Rico	24,950	—
South Carolina	1,010	107
Tennessee	24,890	25,000
Texas	169,446	4,993
Utah	1,948	2,304
Virginia	747	1,230
Washington	28,256	317
West Virginia	84	—
Wisconsin	4,192	4,159
General allowance for loan loss	(2,460)	(2,460)

Total Mortgage Loans on Real Estate	$960,456	$456,382

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company originated 438, 69, and 59 mortgage loans in 2021, 2020, and 2019, respectively, and made additional investments after acquisition each year with a total cost of new loans of $700.0 million, $156.0 million and $299.5 million, respectively. Minimum and maximum rates of the new loans ranged from 3.04% to 8.75%, 4.18% to 12.6%, and 4.59% to 7.18% in 2021, 2020, and 2019, respectively. During the years ended December 31, 2021, 2020, and 2019, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties and were no more than 101.7% of the property’s value at the time the original loan was made during 2021. The loan to value ratio (“LTV”) on commercial mortgages is no more than 75% and the LTV on residential loans of less than $500 thousand per mortgage can exceed 75%.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss at December 31, 2021 and 2020. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $2.5 million at December 31, 2021 and 2020. While management believes that it uses the best information available to establish allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2021 and 2020, the Company individually and collectively evaluated loans with a net carrying value of $960.5 million and $456.4 million, respectively.

As of December 31, 2021 and 2020, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were no loans past due greater than 90 days at December 31, 2021 and 2020.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value.

Other information is as follows:

	Residential		Commercial
(In Thousands)	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2021
Recorded Investment
Current	$—	$33,934	$—	$911,301	$4,450	$949,685
30 - 59 Days Past Due	—	12,623	—	—	—	12,623
60 - 89 Days Past Due	—	608	—	—	—	608
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$47,408	$—	$47,408
December 31, 2020
Recorded Investment
Current	$—	$4,411	$—	$446,567	$7,864	$458,842
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$62,912	$—	$62,912

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company did not have any mortgages accruing interest more than 90 days past due or with reduced interest during 2021 or 2020 and the Company had no investments in impaired loans during 2021 or 2020.

Information regarding the Company’s allowance for credit losses is as follows at December 31, 2021 and 2020:

	2021	2020
(In Thousands)
Balance at Beginning of Period	$2,460	$2,460
Additions Charged to Operations	—	—
Recoveries of Amounts Previously Charged Off	—	—

Balance at End of Period	$2,460	$2,460

The Company did not have any mortgage loans derecognized as a result of foreclosure during 2021 or 2020.

The following table provides an aging of mortgage loans as of December 31, 2021 and 2020, based on the recorded investment net of allowances for credit losses:

(In Thousands)
	2021	2020
Current	$949,685	$458,842
30-59 Days Past Due	12,623	—
60-89 Days Past Due	608	—

Total Past Due	13,231	—

Gross carrying value	$962,916	$458,842
Total Allowance for Loan Loss	(2,460)	(2,460)

Total Mortgage Loans on Real Estate	$960,456	$456,382

The credit quality of the Company’s mortgage loans is assessed by the debt service coverage ratio (“DSC”) and LTV. The following tables show the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2021 and 2020:

		2021
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$123,592	$315,528	$44,000	$483,120
60%-69.99%	82,865	113,488	—	196,353
70%-79.99%	25,697	147,733	62,849	236,279
80% or greater	—	—	—	—

Total (*)	$232,154	$576,749	$106,849	$915,752

(*)	excludes residential mortgages in good standing

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

		2020
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$167,749	$91,218	$54,925	$313,892
60%-69.99%	58,037	30,930	17,626	106,593
70%-79.99%	—	26,082	7,864	33,946
80% or greater	—	—	—	—

Total (*)	$225,786	$148,230	$80,415	$454,431

(*)	excludes residential mortgages in good standing

5.	REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWING

REPURCHASE TRANSACTION - CASH PROVIDER - OVERVIEW OF SECURED BORROWING TRANSACTIONS

(1)

The Company opportunistically uses repurchase transactions in conjunction with its liquidity management program to temporarily provide short-term liquidity from time-to-time as needed and determined by the Company. Using repurchase transactions to meet short-term liquidity needs positions the Company to be prepared to execute on opportunistic investments as they arise. The collateral posted by the Company is subject to fair value change and a decline in fair value could require the Company to post additional collateral to the counterparty. This risk is mitigated by the Company’s internal policy of limiting repurchase transactions to 5.0% of its available collateral. Potential liquidity risks arising from a duration mismatch between the collateral and repurchase transaction are mitigated by the Company’s other sources of liquidity, such as monthly principal and interest payments, premium sales by the Company, and other lines of credit established by the Company. The Company typically receives cash for its repurchase transactions; however, on occasion the Company has received United States Treasuries. In the case of United State Treasuries, the Company monitors the price of the Treasury collateral to ensure the Company is adequately collateralized.

(2)	Type of Repurchase Trades Used

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Bilateral (YES/NO)	Yes	Yes	Yes	Yes
b. Tri-Party (YES/NO)	No	No	No	No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(3)	Original (Flow) & Residual Maturity

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$—	$200,000	$200,000	$418,641
5. > 1 Month to 3 Months	$200,000	$200,000	$22,623	$312,985
6. > 3 Months to 1 Year	$—	$300,000	$293,862	$—
7. > 1 Year	$25,000	$25,000	$8,515	$25,000
b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$—	$200,000	$—	$250,000
5. > 1 Month to 3 Months	$200,000	$—	$—	$312,985
6. > 3 Months to 1 Year	$—	$300,000	$16,485	$—
7. > 1 Year	$25,000	$25,000	$8,515	$25,000

(4)	Counter Party, Jurisdiction and Fair Value (FV)

Not applicable

(5)	Securities “Sold” Under Repurchase - Secured Borrowing

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. BACV	XXX	XXX	XXX	$—
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	$234,504	$558,725	$25,544	$611,911
b. Ending Balance
1. BACV	XXX	XXX	XXX	$555,700
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	$234,504	$558,725	$25,544	$611,911

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(6)	Securities Sold Under Repurchase - Secured Borrowing by NAIC Designation

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - BACV	$—	$88,573	$467,127	$—	$—	$—	$—	$—
Bonds - FV	$—	$91,878	$520,032	$—	$—	$—	$—	$—
LB & SS - BACV	—	—	—	—	—	—	—	—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - BACV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Total Assets - BACV	$—	$88,573	$467,127	$—	$—	$—	$—	$—
Total Assets - FV	$—	$91,878	$520,032	$—	$—	$—	$—	$—

(7)	Collateral Received - Secured Borrowing

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$25,000	$25,000	$25,000	$25,000
3. Nonadmitted	$—	$—	$—	$—
b. Ending Balance
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$25,000	$25,000	$25,000	$25,000
3. Nonadmitted	$—	$—	$—	$—

(8)	Cash & Non Cash Collateral Received - Secured Borrowing by NAIC Designation

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
a. Cash	$—	$—	$—	$—	$—	$—	$—	$—
b. Bonds - FV	—	25,000	—	—	—	—	—	—
c. LB & SS - FV	—	—	—	—	—	—	—	—
d. Preferred Stock - FV	—	—	—	—	—	—	—	—
e. Common Stock	—	—	—	—	—	—	—	—
f. Mortgage Loans - FV	—	—	—	—	—	—	—	—
g. Real Estate - FV	—	—	—	—	—	—	—	—
h. Derivatives - FV	—	—	—	—	—	—	—	—
i. Other Invested Assets - FV	—	—	—	—	—	—	—	—

j. Total Collateral Assets - FV (Sum of a through i)	$—	$25,000	$—	$—	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(9)	Allocation of Aggregate Collateral by Remaining Contractual Maturity

(in Thousands)	FAIR VALUE
a. Overnight and Continuous	$—
b. 30 Days or Less	—
c. 31 to 90 Days	—
d. > 90 Days	25,000

(10)	Allocation of Aggregate Collateral Reinvested by Remaining Contractual Maturity

Not applicable

(11)	Liability to Return Collateral - Secured Borrowing (Total)

Not applicable

REVERSE REPURCHASE TRANSACTION - CASH PROVIDER - OVERVIEW OF SECURED BORROWING TRANSACTIONS

(1)

The Company engages in a reverse repurchase agreement program. This program is intended to provide opportunistic, short-term financing to counterparties. Each repurchase agreement entered into is governed by the terms of the Master Repurchase Agreement (“MRA”) as agreed to between the parties. Under the terms of the MRA, the Company purchases investments from the counterparty and the counterparty agrees to repurchase the same, or similar investments, back from the Company on a specified date at a specified price. On the maturity date, the Company may elect to enter into a new repurchase agreement with that same repo counterparty. The Company’s decision to do so will be dependent on its liquidity needs and assessment of the counterparty, as well as they collateral’s performance.

As a risk mitigant, the Company requires its counterparties to post collateral in excess of the loan amount, otherwise known as over collateralization. The amount of over collateralization is up to the Company’s discretion, but will not be less than 102%. On average, the Company has required over collateralization of 120%. The short duration of the repurchase agreements and the over collateralization required by the Company mitigate potential financial risks associated with the transactions.

(2)	Type of Repurchase Trades Used

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Bilateral (Yes/No)	Yes	Yes	Yes	Yes
b. Tri-Party (Yes/No)	No	No	No	No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(3)	Original (Flow) & Residual Maturity

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$14,779	$30,400	$—	$—
5. > 1 Month to 3 Months	$110,903	$—	$11,000	$101,891
6. > 3 Months to 1 Year	$829,340	$829,161	$829,161	$818,161
7. > 1 Year	$25,000	$25,000	$25,000	$25,000
b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$—	$—	$—	$—
5. > 1 Month to 3 Months	$—	$—	$—	$101,891
6. > 3 Months to 1 Year	$829,340	$829,161	$818,161	$818,161
7. > 1 Year	$25,000	$25,000	$25,000	$25,000

(4)	Counter Party, Jurisdiction and Fair Value (FV)

Not applicable

(5)	Fair Value of Securities Acquired Under Repurchase - Secured Borrowing

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount	$1,124,200	$1,131,082	$1,131,082	$1,246,212
b. Ending Balance	$1,124,200	$1,131,082	$1,117,332	$1,246,212

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(6)	Securities Acquired Under Repurchase - Secured Borrowing by NAIC Designation

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	NONADMITTED
Bonds - FV	$1,228,712	$17,500	$—	$—	$—	$—	$—	$—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Assets	$1,228,712	$17,500	$—	$—	$—	$—	$—	$—

(7)	Collateral Pledged - Secured Borrowing

Not applicable

(8)	Allocation of Aggregate Collateral Pledged by Remaining Contractual Maturity

Not applicable

(9)	Recognized Receivable for Return of Collateral - Secured Borrowing

Not applicable

(10)	Recognized Liability to Return Collateral - Secured Borrowing (Total)

Not applicable

The Company had no repurchase agreement transactions or reverse repurchase agreement transactions accounted for as a sale.

6.	INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on bonds, preferred stock, mortgages and interest rate swaps, which relate to changes in the general level of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from all other investments are reported, net of tax, in the Statements of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses on investments are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Realized gains and losses, net of amounts transferred to the IMR and capital gains tax, are as follows:

	Years Ended December 31,
(In Thousands)	2021	2020	2019
Realized Gains (Losses):
Bonds	$15,403	$5,748	$31,542
Preferred Stocks	—	—	8
Common Stocks	—	368	3,530
Mortgage Loans	109	93	48
Cash, Cash Equivalents and Short-term Investments	(11)	8	—
Other Invested Assets	(22,220)	(591)	4,154
Derivative Instruments	1,429	(3,591)	88,153
Reinsurance Realized Gains (Losses)	(5,515)	(1,151)	83
Realized Capital Gains/(Losses) - other	—	—	(78,176)

Subtotal	(10,805)	884	49,342
Less Capital Gains Tax Expense	9,400	186	10,362

Net Realized Gains (losses)	(20,205)	698	38,980
Less Gains (Losses) Transferred to IMR (Net of Taxes)	5,439	(2,194)	34,440

Net Realized Gains (Losses) After Tax and IMR Transfer	$(25,644)	$2,892	$4,540

Unrealized gains and losses and related deferred capital gains tax are as follows:

	Years Ended December 31,
(In Thousands)	2021	2020	2019
Changes in Net Unrealized Capital Gains (Losses):
Bonds	$(268)	$(270)	$(206)
Common Stocks of Non-affiliates	(6,010)	(12,841)	(7,791)
Common Stocks of Affiliates	(11,121)	34,591	45,453
Preferred Stocks	(317)	—	(52)
Derivative Instruments	(146,178)	250,810	128,823
Other Hedging Investments	—	—	—
Other Invested Assets	(76,149)	(29,687)	59,628
Unrealized Capital Gains/(Losses) - Other	—	—	78,176

Subtotal	(240,043)	242,603	304,031
Deferred Capital Gains Tax Effect	12,827	(7,543)	(41,549)

Total	$(252,870)	$250,146	$345,580

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

7.	NET INVESTMENT INCOME

Net investment income consisted of:

	Years Ended December 31,
(In Thousands)	2021	2020	2019
Bonds (Unaffiliated)	$693,265	$612,739	$577,949
Bonds (Affiliated)	15,435	4,342	2,634
Preferred Stocks (Unaffiliated)	54,791	52,621	46,447
Preferred stocks (Affiliated)	15,648	15,648	15,826
Common Stocks (Unaffiliated)	6,234	3,484	10,307
Common Stocks (Affiliated)	58,232	20,000	3,693
Mortgage Loans	33,130	38,579	40,928
Contract Loans	16,073	16,059	17,535
Cash, Cash Equivalents and Short-term Investments	100,653	75,112	72,290
Derivative Instruments	(195,644)	(435,148)	(348,490)
Other Invested Assets	139,557	81,750	58,573
Other Investment Income	32,306	37,602	3,726

Gross Investment Income	969,680	522,788	501,418

Interest Expense on Surplus Notes	(42,688)	(43,260)	(43,260)
Investment Expenses	(44,168)	(40,115)	(31,246)

Net Investment Income	$882,824	$439,413	$426,912

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The Company did not have investment income due and accrued excluded from surplus for the years ended December 31, 2021, 2020 and 2019.

8.	DERIVATIVES

The Company uses derivatives for hedging or replication purposes. Interest rate swaps are mainly employed for hedging guaranteed minimum living benefits for certain variable annuity contracts and for duration matching purposes.

Options and swaptions are used to hedge equity and interest exposure embedded in the Company’s fixed, fixed index, and variable annuity products. Futures are used to hedge equity exposure included in fixed indexed annuities, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange (“FX”) rates.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Interest rate swaps, options, swaptions and currency swaps are reported at fair value, with the unrealized gain or loss reported as an adjustment to surplus if not designated an effective hedge. All futures are marked to market and settled on a daily basis, with the gain or loss reported as a component of net investment income (loss).

The Company uses options to hedge the equity exposure embedded in its FIA products with the Morgan Stanley Global Opportunities Index (“MSGO”), OTC options on the S&P 500, the Deutsche Bank Cash Return on Capital Invested (“CROCI”) Sectors III Index, and the Deutsche Bank Momentum Asset Allocator (“MAA”) indices, the Barclays First Trust Capital Strength Barclays 5% Index (“FTCS”), and RBA Select Equity Yield CIBC 5% Index (“RBEY”). Fair Value changes in the options embedded within the policy are recorded through income. The Company purchases certain of these options through its investment subsidiary, DLIH 2016-1, which is accounted for in accordance with SSAP No. 48.

Market risk is the risk of loss due to market price changes of the derivative instrument or the underlying security or index. To mitigate this risk, the Company matches the market sensitivity of the hedge with the market sensitivity of the underlying asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction. The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

At December 31, 2021 and 2020, the Company pledged $107.7 million and $231.3 million, respectively, in U.S. Treasury securities and cash as collateral to counterparties. At December 31, 2021 and 2020, counterparties pledged to the Company $243.0 million and $318.0 million, respectively, in collateral comprised of cash and U.S. Treasury securities and corporate bonds.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

	Outstanding at
	December 31, 2021
(In Thousands)	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$6,937,189	$289,509	$—	$289,509
FX Forwards	116,236	850	—	850
Payor Swaptions	300,000	123	5,895	(5,772)

Total	$7,353,425	$290,482	$5,895	$284,587

	Outstanding at
	December 31, 2020
(In Thousands)	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$6,006,092	$472,394	$—	$472,394
FX Forwards	97,913	(3,448)	—	(3,448)
Payor Swaptions	300,000	24	5,895	(5,871)

Total	$6,404,005	$468,970	$5,895	$463,075

At December 31, 2021 and 2020, open futures contracts had a notional value of $1,641.1 million and $1,954.7 million and a fair value of $3.6 million and ($4.3) million, respectively. These amounts did not include the component of variation margin that had already been cash settled.

The Company did not have derivative contracts with financing premiums during 2021 or 2020.

9.	REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this exposure is unlikely.

The Company has two reinsurance agreements with Barbco. Refer to Note 2 for further details. The Company has liabilities for the funds held under the coinsurance with funds held treaty with Barbco of $253.8 million and $263.0 million at December 31, 2021 and 2020, respectively.

The Company ceded certain risks during 2021 and 2020 to DLRC through the VA Treaty. Refer to Note 2 for further details.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net amount at risk under certain of the Company’s individual and group life insurance policies. These amounts are reinsured on either a monthly renewable term, yearly renewable term, or coinsurance basis.

The Company has a coinsurance with funds withheld agreement with an unrelated reinsurer which provides reinsurance related to optional guaranteed lifetime withdrawal benefit riders under certain fixed indexed annuity polices.

The Company has a coinsurance and modified coinsurance agreement, under which it ceded certain in-force variable annuity base contracts to an unaffiliated reinsurer. For the years ended December 31, 2021, 2020, and 2019, premiums ceded under the agreement were $337.9 million, $136.8 million, and $156.0 million, respectively, and benefits ceded (including policy surrenders) were $1.4 billion, $1.2 billion, and $1.6 billion, respectively.

The effects of reinsurance on premiums and benefits (excluding policy surrenders) were as follows:

	Years Ended December 31,
(In Thousands)	2021	2020	2019
Premiums and Annuity Considerations:
Direct	$2,729,435	$2,873,746	$2,616,422
Ceded - Affiliated	(74,645)	(49,746)	(28,989)
Ceded - Non-affiliated	(362,121)	(155,884)	(175,149)

Net Premiums and Annuity Considerations	$2,292,669	$2,668,116	$2,412,284

Insurance and Other Individual Policy Benefits and Claims:
Direct	$1,075,786	$842,456	$890,010
Assumed - Non-affiliated	2,728	3,565	6,584
Ceded - Affiliated	(84,391)	(25,545)	(29,416)
Ceded - Non-affiliated	(446,834)	(369,948)	(409,260)

Net Policy Benefits and Claims	$547,289	$450,528	$457,918

10.	RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2021 and 2020, the Company had $5.8 million and $8.7 million, respectively, of insurance in force (direct and assumed), for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. Reserves (direct and assumed) to cover the above insurance totaled of $2.6 million and $3.0 million as of December 31, 2021 and 2020, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on Funds not Involving Life Contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the NAIC instructions.

The details for other changes in reserves for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	2021
Item	Total	Industrial Life	Ordinary Life Insurance	Ordinary Individual Annuities	Supplemental Contracts	Credit Life Group and Individual	Group Life Insurance	Group Annuities
Asset/Liability analysis	$(33,400)	$—	$—	$(5,000)	$—	$—	$—	$(28,400)

Total - increase (decrease)	$(33,400)	$—	$—	$(5,000)	$—	$—	$—	$(28,400)

	2020
Item	Total	Industrial Life	Ordinary Life Insurance	Ordinary Individual Annuities	Supplemental Contracts	Credit Life Group and Individual	Group Life Insurance	Group Annuities
Asset/Liability analysis	$(30,000)	$—	$—	$(30,000)	$—	$—	$—	$—

Total - increase (decrease)	$(30,000)	$—	$—	$(30,000)	$—	$—	$—	$—

Other than normal updates of reserves, there were no significant reserve changes as of December 31, 2019.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

11.	WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE LIABILITIES

The withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

December 31, 2021

A. INDIVIDUAL ANNUITIES

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2021	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$12,738,819	$221,404	$—	$12,960,223	79.327%
b At Book Value Less Current Surrender Charge of 5% or More	980,121	—	—	980,121	5.999%
c At Fair Value	—	—	948,897	948,897	5.808%

d Total with Adjustment or at Market Value	13,718,940	221,404	948,897	14,889,241	91.134%
e At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,159,451	—	—	1,159,451	7.097%
2 Not Subject to Discretionary Withdrawal	245,736	—	43,202	288,938	1.769%

3 Total (Gross: Direct and Assumed)	15,124,127	221,404	992,099	16,337,630	100.000%
4 Reinsurance Ceded	109,571	—	—	109,571
5 Total (Net)	$15,014,556	$221,404	$992,099	$16,228,059

6 Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$2,514	$—	$—	$2,514

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

B. GROUP ANNUITIES

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2021	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$143,413	$—	$143,413	1.403%
b At Book Value Less Current Surrender Charge of 5% or More	1	—	—	1	—%
c At Fair Value	—	—	9,831,986	9,831,986	96.204%

d Total with Adjustment or at Market Value	$1	$143,413	$9,831,986	$9,975,400	97.607%
e At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	36,115	—	—	36,115	0.353%
2 Not Subject to Discretionary Withdrawal	208,504	—	—	208,504	2.040%

3 Total (Gross: Direct and Assumed)	$244,620	$143,413	$9,831,986	$10,220,019	100.000%
4 Reinsurance Ceded	37,395	—	—	37,395

5 Total (Net)	$207,225	$143,413	$9,831,986	$10,182,624
6 Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

C. DEPOSIT-TYPE CONTRACTS

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2021	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$—	$—	$—	—%
b At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c At Fair Value	—	—	307,052	307,052	18.339%

d Total with Adjustment or at Market Value	$—	$—	$307,052	$307,052	18.339%
e At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
2 Not Subject to Discretionary Withdrawal	1,367,302	—	—	1,367,302	81.661%

3 Total (Gross: Direct and Assumed)	$1,367,302	$—	$307,052	$1,674,354	100.000%
4 Reinsurance Ceded	3,899	—	—	3,899

5 Total (Net)	$1,363,403	$—	$307,052	$1,670,455
6 Amount included in C(1)b above that will move to C(1)e in the year after the statement date.	$—	$—	$—	$—

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)
General Account:
Annuity Reserves	$15,015,469
Supplemental Contracts With Life Contingencies	206,313
Deposit-Type Contracts	1,363,402

Subtotal General Account	$16,585,184
Separate Account:
Annuities (excluding supplementary contracts)	$11,145,700
Supplementary contracts with life contingencies	43,202
Policyholder dividends and coupon accumulation	—
Policyholder premiums	—
Guaranteed interest contracts	—
Other contract deposit funds	307,052

Subtotal Separate Account	11,495,954

Combined Total	$28,081,138

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

December 31, 2020

A. INDIVIDUAL ANNUITIES

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2020	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$11,518,378	$249,805	$—	$11,768,183	78.760%
b At Book Value Less Current Surrender Charge of 5% or More	993,098	—	—	993,098	6.646%
c At Fair Value	—	—	740,293	740,293	4.955%

d Total with Adjustment or at Market Value	12,511,476	249,805	740,293	13,501,574	90.361%
e At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,137,131	—	—	1,137,131	7.610%
2 Not Subject to Discretionary Withdrawal	267,330	—	35,873	303,203	2.029%

3 Total (Gross: Direct +Assumed)	13,915,937	249,805	776,166	14,941,908	100.000%
4 Reinsurance Ceded	101,829	—	—	101,829

5 Total (Net)	$13,814,108	$249,805	$776,166	$14,840,079
6 Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$3,069	$—	$—	$3,069

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

B. GROUP ANNUITIES

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2020	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$148,574	$—	$148,574	1.417%
b At Book Value Less Current Surrender Charge of 5% or More	1	—	—	1	—%
c At Fair Value	—	—	10,078,179	10,078,179	96.102%

d Total with Adjustment or at Market Value	$1	$148,574	$10,078,179	$10,226,754	97.519%
e At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	37,172	—	—	37,172	0.354%
2 Not Subject to Discretionary Withdrawal	223,090	—	—	223,090	2.127%

3 Total (Gross: Direct +Assumed)	$260,263	$148,574	$10,078,179	$10,487,016	100.000%
4 Reinsurance Ceded	—	—	—	—

5 Total (Net)	$260,263	$148,574	$10,078,179	$10,487,016
6 Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

C. DEPOSIT-TYPE CONTRACTS

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2020	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$—	$—	$—	—%
b At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c At Fair Value	—	—	295,058	295,058	23.78%

d Total with Adjustment or at Market Value	$—	$—	$295,058	$295,058	23.78%
e At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
2 Not Subject to Discretionary Withdrawal	945,713	—	—	945,713	76.22%

3 Total (Gross: Direct +Assumed)	$945,713	$—	$295,058	$1,240,771	100.000%
4 Reinsurance Ceded	3,817	—	—	3,817

5 Total (Net)	$941,896	$—	$295,058	$1,236,954
6 Amount included in C(1)b above that will move to C(1)e in the year after the statement date.	$—	$—	$—	$—

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2020:

(In Thousands)
General Account:
Annuity Reserves	$13,857,935
Supplemental Contracts With Life Contingencies	216,436
Deposit-Type Contracts	941,896

Subtotal General Account	$15,016,267
Separate Account:
Annuities (excluding supplementary contracts)	$11,216,851
Supplementary contracts with life contingencies	35,873
Policyholder dividends and coupon accumulation	—
Policyholder premiums	—
Guaranteed interest contracts	—
Other contract deposit funds	295,058

Subtotal Separate Account	11,547,782

Combined Total	$26,564,049

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

12.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The amounts of account value, cash value and reserve breakouts of life insurance by withdrawal characteristics for General Account products and Separate Account Nonguaranteed products are shown in the tables below as of December 31, 2021 or 2020. The Company had no Separate Account with Guarantees products during 2021 or 2020.

(In Thousands)	December 31, 2021
General Account	Account Value	Cash Value	Reserve
1 Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	40,395	40,434	42,275
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	13,784	13,784	13,784
i Variable Universal Life	417,049	420,060	421,976
j Miscellaneous Reserves	684,118	683,717	684,864
2 Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	204
b Accidental Death Benefits	XXX	XXX	—
c Disability - Active Lives	XXX	XXX	7
d Disability - Disabled Lives	XXX	XXX	359
e Miscellaneous Reserves	XXX	XXX	11,026
3 Total (gross: direct + assumed)	1,155,346	1,157,995	1,174,495

4 Reinsurance Ceded	298,137	299,422	322,071

5 Total (net) (3)- (4)	$857,209	$858,573	$852,424

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(In Thousands)	December 31, 2021
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
1 Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	—	—	—
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	54,459	54,459	54,459
i Variable Universal Life	7,848,456	7,848,456	7,844,545
j Miscellaneous Reserves	—	—	—
2 Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	—
b Accidental Death Benefits	XXX	XXX	—
c Disability - Active Lives	XXX	XXX	—
d Disability - Disabled Lives	XXX	XXX	—
e Miscellaneous Reserves	XXX	XXX	—
3 Total (gross: direct + assumed)	7,902,915	7,902,915	7,899,004

4 Reinsurance Ceded	—	—	—

5 Total (net) (3)- (4)	$7,902,915	$7,902,915	$7,899,004

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)
General Account:
Life Reserves	$840,279
Disability - Active Lives	7
Disability - Disabled Lives	359
Miscellaneous Reserves	11,779

Subtotal General Account	$852,424

Separate Account:
Life insurance	$7,899,004

Subtotal Separate Account	7,899,004

Combined Total	$8,751,428

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(In Thousands)	December 31, 2020
General Account	Account Value	Cash Value	Reserve
1 Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	43,358	43,401	45,336
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	15,069	15,069	15,069
i Variable Universal Life	423,600	428,618	430,637
j Miscellaneous Reserves	738,038	737,251	738,880
2 Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	297
b Accidental Death Benefits	XXX	XXX	—
c Disability - Active Lives	XXX	XXX	7
d Disability - Disabled Lives	XXX	XXX	393
e Miscellaneous Reserves	XXX	XXX	13,414
3 Total (gross: direct + assumed)	1,220,065	1,224,339	1,244,033

4 Reinsurance Ceded	304,016	303,390	327,937

5 Total (net) (3)- (4)	$916,049	$920,949	$916,096

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(In Thousands)	December 31, 2020
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
1 Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	—	—	—
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	48,829	48,829	48,829
i Variable Universal Life	7,729,177	7,729,177	7,726,251
j Miscellaneous Reserves	—	—	—
2 Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	—
b Accidental Death Benefits	XXX	XXX	—
c Disability - Active Lives	XXX	XXX	—
d Disability - Disabled Lives	XXX	XXX	—
e Miscellaneous Reserves	XXX	XXX	—
3 Total (gross: direct + assumed)	7,778,006	7,778,006	7,775,080

4 Reinsurance Ceded	—	—	—

5 Total (net) (3)- (4)	$7,778,006	$7,778,006	$7,775,080

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2020:

(In Thousands)
General Account:
Life Reserves	$901,489
Disability - Active Lives	7
Disability - Disabled Lives	393
Miscellaneous Reserves	14,207

Subtotal General Account	$916,096

Separate Account:
Life insurance	$7,775,080

Subtotal Separate Account	$7,775,080

Combined Total	$8,691,176

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

13.	SEPARATE ACCOUNTS

The Company has established insulated separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable separate accounts include individual and group life and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated separate accounts are reported in “Aggregate reserve for the life contracts” in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus.

The Company has also established non-insulated separate accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the variable deferred annuity separate account are carried at fair value. For some MVA contracts, the assets in the fixed deferred annuity separate account are carried on a general account basis. The assets of the non-insulated separate account are not legally insulated and can be used by the Company to satisfy claims resulting from the general account.

The Company earns separate account fees for providing administrative services and bearing the mortality and the other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable separate accounts are allocated to policyholders and therefore are not reflected in the Company’s Statutory Statements of Operations for the general account.

For the current reporting year, the Company reported assets and liabilities from the following products in a separate account:

•	Variable Life

•	Variable Annuity

•	MVA Annuity

A majority of the variable separate account assets are legally insulated from the Company’s general account, whereas the non-insulated separate account assets are not legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The separate account classification of “legally insulated” vs. “not legally insulated” is supported by Section 2932 of the Delaware Insurance Code.

The Company maintained Separate Account assets totaling $22,677.9 million and $22,324.5 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, the Company’s Separate Account Statements included legally insulated assets of $22,242.3 million and $21,864.3 million, respectively.

The assets legally insulated and non-legally insulated from the general account as of December 31, 2021 were attributed to the following products (in thousands):

Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$11,086,262	$—	$11,086,262
Variable Annuity	11,156,022	—	11,156,022
MVA Annuity	—	435,653	435,653

Total	$22,242,284	$435,653	$22,677,937

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statutory Statements of Operations for the general account as a component of “Net transfers (from) or to Separate Accounts net of reinsurance.” The variable separate accounts are non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA separate accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

To compensate the general account for the risk associated with separate account guarantees, risk charges of $203.6 million, $173.4 million, and $171.8 million were received by the general account from the separate accounts during the years ended December 31, 2021, 2020 and 2019, respectively.

For the years ended December 31, 2021, 2020 and 2019, the Company’s general account paid $117.9 million, $57.1 million, and $69.8 million for separate account guarantees, respectively.

The Company does not engage in securities lending transactions within its separate account.

An analysis of the separate account reserves as of December 31, 2021 is as follows:

(In Thousands)	Nonindexed Guarantee Less than/ Equal to 4%	Nonguaranteed Separate Accounts	2021 Total
Premiums, Considerations or Deposits	$11,426	$436,687	$448,113
Reserves:
For Accounts with Assets at:
Fair Value	148,140	19,030,141	19,178,281
Amortized Cost	216,677	—	216,677

Total Reserves	$364,817	$19,030,141	$19,394,958

By Withdrawal Characteristics:
With Market Value Adjustment	$364,817	$—	$364,817
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	243,650	243,650
At Fair Value	—	18,743,289	18,743,289

Subtotal	364,817	18,986,939	19,351,756
Not Subject to Discretionary Withdrawal	—	43,202	43,202

Total	$364,817	$19,030,141	$19,394,958

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

An analysis of the separate account reserves as of December 31, 2020 is as follows:

(In Thousands)	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	2020 Total
Premiums, Considerations or Deposits	$26,483	$152,869	$179,352
Reserves:
For Accounts with Assets at:
Fair Value	153,899	18,924,483	19,078,382
Amortized Cost	244,480	—	244,480

Total Reserves	$398,379	$18,924,483	$19,322,862

By Withdrawal Characteristics:
With Market Value Adjustment	$398,379	$—	$398,379
At Fair Value	—	18,888,610	18,888,610

Subtotal	398,379	18,888,610	19,286,989
Not Subject to Discretionary Withdrawal	—	35,873	35,873

Total	$398,379	$18,924,483	$19,322,862

Below is the reconciliation of “Net Transfers from Separate Accounts net of reinsurance” in the Statements of Operations of the Company:

	Years Ended December 31,
(In Thousands)	2021	2020	2019
Transfers to Separate Accounts	$448,113	$179,352	$217,318
Transfers from Separate Accounts	(1,679,798)	(1,309,707)	(1,831,011)

Net Transfers from Separate Accounts net of reinsurance in the Statement of Operations	$(1,231,685)	$(1,130,355)	$(1,613,693)

14.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Financial assets and liabilities recorded at fair value in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus are categorized as follows:

Level 1

•	Valuation inputs are unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuation inputs generally include cash, cash equivalents, short term investments, U.S. Treasury and agency securities, investments in publicly-traded mutual funds with quoted market prices, and exchange-traded derivatives.

Level 2

•	Valuation is based upon quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in non-active markets,

•	Inputs other than quoted market prices that are observable, and

•	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith and credit of the U.S. government, municipal bonds, structured notes, certain ABS (including collateralized debt obligations, RMBS and CMBS), certain corporate debt, certain private equity investments, and certain derivatives.

Level 3

•	Valuation utilizes techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

These valuations reflect management’s opinions regarding the assumptions a market participant would use in pricing the asset or liability. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS and CMBS, certain commercial mortgages, certain corporate debt, certain private equity investments, certain mutual fund holdings, and certain derivatives.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company’s assets and liabilities measured at fair value were classified by these levels as of December 31, 2021 as follows:

(In Thousands)
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Net Asset Value (“NAV”)	Total
Assets at fair value:
Perpetual Preferred Stock
Industrial and miscellaneous	$—	$—	$19,948	$—	$19,948
Parent, Subsidiaries and Affiliates	—	—	255,000	—	255,000
Common Stock - Unaffiliated (a)
Industrial and miscellaneous	—	15,931	82,215	—	98,146
Bonds - Unaffiliated (b)
Asset-backed securities	—	11,539	825	—	12,364
Other Invested Assets	—	194,832	41,731	—	236,563
Derivative assets (d)
Interest rate contracts	346,572	122,733	—	—	469,305
Equity contracts	2,606	—	—	—	2,606
Foreign exchange contracts	—	—	990	—	990
Separate Accounts assets (c)	14,208,866	6,623,112	289,981	155,076	21,277,035

Total assets at fair value/NAV	$14,558,044	$6,968,147	$690,690	$155,076	$22,371,957

Liabilities at fair value:
Derivative liabilities (d)
Interest rate contracts	$(146,800)	$—	$—	$—	$(146,800)
Equity contracts	(792)	—	—	—	(792)
Foreign exchange contracts	—	—	(140)	—	(140)

Total liabilities at fair value	$(147,592)	$—	$(140)	$—	$(147,732)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company’s assets and liabilities measured at fair value were classified by these levels as of December 31, 2020 as follows:

(In Thousands)
Description for each class of asset or liability	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:
Common stock - Unaffiliated (a)
Industrial and miscellaneous	$—	$42,415	$192,106	$—	$234,521
Bonds - Unaffiliated (b)
Asset-backed securities	—	—	836	—	836
Industrial and miscellaneous	—	5,166	—	—	5,166
Derivative assets (d)
Interest rate contracts	485,343	205,576	—	—	690,919
Equity contracts	1,669	—	—	—	1,669
Foreign exchange contracts	909	—	7	—	916
Separate Accounts assets (c)(e)	13,929,985	6,779,443	277,603	186,782	21,173,813

Total assets at fair value	$14,417,906	$7,032,600	$470,552	$186,782	$22,107,840

Liabilities at fair value:
Separate Accounts (c)	$—	$—	$—	$—	$—
Derivative liabilities (d)
Interest rate contracts	(218,463)	—	—	—	(218,463)
Equity contracts	(6,654)	—	—	—	(6,654)
Foreign exchange contracts	(305)	—	(3,455)	—	(3,760)

Total liabilities at fair value	$(225,422)	$—	$(3,455)	$—	$(228,877)

(a)	Unaffiliated common stocks are carried at fair value.
(b)	Bonds with NAIC designations of 6 are carried at the lower of amortized cost or fair value. Where fair value is less than amortized cost, amounts are included in the tables above.
(c)

Separate account invested assets are typically carried at fair value. In instances where market risk is guaranteed by the Company, bonds and preferred stocks are carried at amortized cost based on their respective NAIC designation. Separate account assets also include $1,120.0 million and $852.2 million of investment income and receivables due at December 31, 2021 and 2020, respectively. Separate account liabilities include derivative liabilities carried at fair value.

(d)	The derivatives included in the leveling descriptions are carried at fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(e)

Includes assets with a fair value of $155.1 million and $186.8 million at December 31, 2021 and 2020 respectively, in hedge funds, private equities, and other alternative investments for which fair value is measured at NAV using the practical expedient. These investments are not quoted on a securities exchange or in the over the counter market. As of December 31, 2021 or 2020, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between Levels 1 and 2 during the years ended December 31, 2021 and December 31, 2020.

The following table is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the year ended December 31, 2021:

(In Thousands)	Beginning Balance at 01/01/2021	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021
Assets:
Perpetual Preferred Stock
Industrial and Miscellaneous	$—	$—	$—	$—	$—	$19,948	$—	$—	$—	$19,948
Parent, Subsidiaries and Affiliates	—	255,000	—	—	—	—	—	—	—	255,000
Common Stock - Unaffiliated	192,106	$20	(29,550)	(7,531)	29,194	27,626	—	(129,650)	—	82,215
Bonds - Unaffiliated
Asset-backed securities	836	—	—	—	(11)	—	—	—	—	825
Other Invested Assets	—	—	—	(6,931)	5,651	44,684	—	(1,673)	—	41,731
Derivative assets	7	—	—	9,968	983	—	—	—	(9,968)	990
Separate Accounts assets	277,603	7,230	(27,468)	(374)	360	109,323	11	(16,753)	(59,951)	289,981

Total assets	$470,552	$262,250	$(57,018)	$(4,868)	$36,177	$201,581	$11	$(148,076)	$(69,919)	$690,690

Liabilities:
FX Contracts	$(3,455)	$—	$—	$(9,284)	$3,315	$—	$—	$—	$9,284	$(140)

Total Liabilities	$(3,455)	$—	$—	$(9,284)	$3,315	$—	$—	$—	$9,284	$(140)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following table is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the year ended December 31, 2020:

(In Thousands)	Beginning Balance at 01/01/2020	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2020
Assets:
Common Stock Unaffiliated	$166,214	$4,927	$(40,264)	$173	$(12,775)	$106,601	$—	$(32,770)	$—	$192,106
Bonds - Unaffiliated
Asset-backed Securities	862	—	—	—	(26)	—	—	—	—	836
Derivative Assets				4	7				(4)	7
Separate Accounts Assets	274,378	3,598	(27,494)	180	(388)	48,549	—	(629)	(20,591)	277,603

Total Assets	$441,454	$8,525	$(67,758)	$357	$(13,182)	$155,150	$—	$(33,399)	$(20,595)	$470,552

Liabilities:
FX Contracts	—	—	—	(7,708)	(3,455)	—	—	—	7,708	(3,455)

Total Liabilities	$—	$—	$—	$(7,708)	$(3,455)	$—	$—	$—	$7,708	$(3,455)

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers are made as a result of changes in the level of observability of inputs used to price the assets or changes in NAIC designations.

The table below presents the balances of Level 3 assets measured at fair value with their corresponding pricing sources as of December 31, 2021:

(In Thousands)	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated
Asset-backed Securities	Matrix Pricing	Spreads	$825	20	20
Common Stocks	Matrix Pricing	Spreads	82,215	1-1000	156
Preferred Stock	Matrix Pricing	Spreads	274,948	1-5000	364
Other Invested Assets	Matrix Pricing	Spreads	41,731	0-177	38
Separate Accounts Assets	Matrix Pricing	Spreads	4,185	63-104	98
	Market Pricing	Quoted Prices	13,071	53-146	110
	Matrix Pricing	Spreads	272,342	1-100	99
	Market Pricing	Quoted Prices	383	99-100	50

Total Assets			$689,700

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The table below presents the balances of Level 3 assets measured at fair value with their corresponding pricing sources as of December 31, 2020:

(In Thousands)	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated
Asset-backed securities	Matrix Pricing	Spreads	$836	20	20
Common Stocks	Market Pricing	Spreads	192,106	0-1000	89
Separate Accounts assets	Market Pricing	Spreads	4,856	83-109	101
	Matrix Pricing	Spreads	262,488	1-100	99
	Market Pricing	Quoted Prices	9,341	46-114	103
	Market Pricing	Quoted Prices	839	99	101

Total assets			$470,466

There were no significant changes made in valuation techniques during 2021 and 2020.

Derivative values in the above tables are presented on a gross basis.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Aggregate Fair Value of all Financial Instruments

The following table presents the estimated fair values and carrying amounts of the Company’s financial instruments as of December 31, 2021:

(In Thousands)
Type of Financial Instrument	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, Cash Equivalents and Short-term Investments	$2,399,198	$2,399,198	$643,687	$1,755,511	$—	$—	$—
Bonds	13,494,024	13,204,813	448,752	12,537,196	508,076	—	—
Preferred Stocks	1,241,235	1,227,981	—	966,287	274,948	—	—
Common Stocks	98,145	98,145	—	15,930	82,215	—	—
Mortgages Loans on Real Estate	956,118	960,456	—	—	956,118	—	—
Contract Loans	456,307	373,116	—	—	456,307	—	—
Derivatives – Options and Swaptions	123	123	—	123	—	—	—
Derivatives – Swaps and Forwards	451,889	476,700	328,290	122,609	990	—	—
Derivatives - Futures	4,958	4,958	4,958	—	—	—	—
Other Invested Assets (a)	983,375	977,173	—	259,624	617,583	106,168	—
Separate Account Assets	21,574,648	21,556,768	14,213,186	6,904,960	301,426	155,076	—
Liabilities:
Contractholder Deposit Funds and Other Policyholder Liabilities	$(1,493,980)	$(1,363,403)	$—	$—	$(1,493,980)	$—	—
Derivatives – Swaps and Forwards	(161,530)	(154,031)	(146,214)	(15,176)	(140)	—	—
Derivatives - Futures	(1,378)	(1,378)	(1,378)	—	—	—	—
Separate Account Liabilities	(307,052)	(307,052)	—	—	(307,052)	—	—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following table presents the estimated fair value and carrying amounts of the Company’s financial instruments as of December 31, 2020:

(In Thousands)
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	NAV
Assets:
Cash, Cash Equivalents and
Short-term Investments	$1,401,303	$1,401,303	$449,810	$951,493	$—	$—
Bonds	13,197,036	12,808,660	393,781	12,227,149	576,106	—
Preferred Stocks	948,642	939,125	—	573,851	374,791	—
Common Stocks	234,521	234,521	—	42,415	192,106	—
Mortgages Loans on Real Estate	456,610	456,382	—	—	456,610	—
Contract Loans	514,677	392,136	—	—	514,677	—
Derivatives – Options and Swaptions	24	24	—	24	—
Derivatives – Swaps and Forwards	666,983	700,048	461,424	205,552	7	—
Derivatives - Futures	2,665	2,665	2,665	—	—	—
Other Invested Assets (a)	528,871	527,172	—	17,450	460,639	50,782
Separate Account Assets	21,502,031	21,471,400	13,935,135	7,091,062	289,052	186,782
Liabilities:
Contractholder Deposit Funds and Other Policyholder Liabilities	(1,083,122)	(941,896)	—	—	(1,083,122)	—
Derivatives – Swaps and Forwards	(244,138)	(231,101)	(218,462)	(22,221)	(3,455)	—
Derivatives - Futures	(6,960)	(6,960)	(6,960)	—	—	—
Separate Account Liabilities	(295,058)	(295,058)	—	—	(295,058)	—

(a) - Other invested assets include assets with a fair value of $106.2 million and $50.8 million at December 31, 2021 and 2020, respectively, in limited partnership investments as they are valued using equity values which are a proxy for fair value. As of December 31, 2021 and 2020, there were $201.3 million and $142.3 million of unfunded commitments for limited partnership investments, respectively. The investments have liquidity restrictions consisting of either general partner approval or no ability for early redemption.

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents, and short-term investments - The carrying value for cash, cash equivalents, and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Bonds - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Equity securities - The fair value of the Company’s equity securities not accounted for under the equity method is first based on quoted market prices. Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price equity securities for which a quoted market price is not available.

Mortgage loans on real estate - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives - The fair values of swaps, swaptions, and forwards are based on current settlement values, dealer quotes, and market prices. Fair values of options and futures are also based on dealer quotes and market prices.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets - Other invested assets (excluding investments accounted for under the equity method) include low income housing tax credits (“LIHTCs”), surplus debentures, collateral loans, and equipment lease trusts. The fair value of LIHTCs and equipment lease trusts approximate their carrying values. The fair values of surplus debentures are obtained from third-party pricing services. Collateral loans are carried at amortized cost using pricing methods similar to private placements.

Separate Accounts - The estimated fair value of separate account assets and liabilities is determined using the same methodology described in Note 13. The difference between separate account assets and liabilities reflected in the chart above and the total recognized in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are attributable to non-financial instruments.

Contract holder deposit funds - The fair values of the Company’s general account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

15.	FEDERAL INCOME TAXES

The application of SSAP No.101, Income Taxes, requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that DTAs will be realized. Therefore, the Company did not record a valuation allowance as of December 31, 2021 and December 31, 2020.

The components of the Company’s DTAs and DTLs as of December 31, 2021 and December 31, 2020 were as follows:

(In Thousands)	December 31, 2021			December 31, 2020			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$103,977	$28,211	$132,188	$158,632	$59,077	$217,709	$(54,655)	$(30,866)	$(85,521)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

Adjusted Gross Deferred Tax Assets	103,977	28,211	132,188	158,632	59,077	217,709	(54,655)	(30,866)	(85,521)
Deferred Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—

Subtotal Net Admitted Deferred Tax Assets	103,977	28,211	132,188	158,632	59,077	217,709	(54,655)	(30,866)	(85,521)
Deferred Tax Liabilities	101,718	18,937	120,655	152,161	33,551	185,712	(50,443)	(14,614)	(65,057)

Net Admitted Deferred Tax Assets / (Net Deferred Tax Liabilities)	$2,259	$9,274	$11,533	$6,471	$25,526	$31,997	$(4,212)	$(16,252)	$(20,464)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following table provides component amounts of the Company’s calculation by tax character in accordance with paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

(In Thousands)	December 31, 2021			December 31, 2020			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$7,089	$7,089	$—	$—	$—	$—	$7,089	$7,089
(b) Adjusted Gross Deferred Tax Assets Expected to Be Realized (Excluding the amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation. (The Lesser of 2(b)1 and 2(b)2 Below)	45,806	21,122	66,928	58,689	54,632	113,321	(12,883)	(33,510)	(46,393)
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	45,806	21,122	66,928	58,689	54,632	113,321	(12,883)	(33,510)	(46,393)
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	XXX	XXX	299,164	XXX	XXX	234,967	XXX	XXX	64,197
(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	58,171	—	58,171	99,943	4,445	119,784	(41,772)	(4,445)	(46,217)
(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$103,977	28,211	$132,188	$158,632	$59,077	$217,709	$(54,655)	$(30,866)	$(85,521)

	2021	2020
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	808%	886%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above (In Thousands)	$1,994,425	$1,566,449

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following table provides the impact of tax planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation.

(In Thousands)	December 31, 2021		December 31, 2020		Change
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax Planning Strategies
Determination of Adjusted Gross Deferred Tax Assets and Net
Admitted Deferred Tax Assets, by Tax Character as a Percentage
Adjusted Gross Deferred Tax Assets	$103,977	$28,211	$158,632	$59,077	$(54,655)	$(30,866)
Percentage of Adjusted Gross Deferred Tax Assets by Tax Character Attributable to the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%
Net Admitted Adjusted Gross Deferred Tax Assets	$103,977	$28,211	$158,632	$59,077	$(54,655)	$(30,866)
Percentage of Net Admitted Adjusted Gross Deferred Tax
Assets by Tax Character Because of the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

The Company had no temporary difference for which a DTL was not established.

The following tables provide the Company’s main components of income taxes incurred and the changes in DTAs and DTLs.

(In Thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Current Income Tax
Federal Tax (Benefit) Expense from Operations	$(3,242)	$(11,980)	$(21,279)
Federal Income Tax Expense on Net Capital Gains	9,400	186	10,362

Current Income Tax (Benefit) Expense	$6,158	$(11,794)	$(10,917)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The main components of the Company’s DTAs and DTLs as of December 31, 2021 and 2020 were as follows:

(In Thousands)	December 31, 2021	December 31, 2020	Change
Deferred Tax Assets:
Ordinary
Policyholder Reserves	$60,282	$78,341	$(18,059)
Investments	2,389	2,390	(1)
Deferred Acquisition Costs	32,938	30,286	2,652
Fixed assets	1,585	965	620
Compensation and benefits accrual	1,071	1,595	(524)
Receivables-nonadmitted	3,535	4,513	(978)
Net Operating Loss carry-forward	—	5,113	(5,113)
Tax credit carry-forward	—	33,358	(33,358)
Other (Including Items <5% of Total Ordinary Tax Assets)	2,177	2,071	106

Total Ordinary Deferred Tax Assets	$103,977	$158,632	$(54,655)
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Ordinary Deferred Tax Assets	$103,977	$158,632	$(54,655)
Capital:
Investments	28,211	59,077	(30,866)
Net Capital Loss Carry forward	—	—	—

Subtotal	28,211	59,077	(30,866)
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	28,211	59,077	(30,866)

Admitted Deferred Tax Assets	$132,188	$217,709	$(85,521)

Deferred Tax Liabilities:
Ordinary
Investments	$70,639	$119,092	$(48,453)
Policyholder Reserves	31,077	33,069	(1,992)

Other (Including Items <5% of Total Ordinary Tax Liabilities)	2	—	2

Subtotal	$101,718	$152,161	$(50,443)
Capital:
Investments	18,937	33,551	(14,614)

Subtotal	18,937	33,551	(14,614)

Deferred Tax Liabilities	$120,655	$185,712	$(65,057)

Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$11,533	$31,997	$(20,464)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The change in net deferred income taxes was comprised of the following:

(In Thousands)
Description	December 31, 2021	December 31, 2020	Change
Total Deferred Tax Assets	$132,188	$217,709	$(85,521)
Total Deferred Tax Liabilities	120,655	185,712	(65,057)

Net Deferred Tax Assets / Deferred Tax Liabilities	$11,533	$31,997	$(20,464)
Statutory Valuation Allowance	—	—	—

Net Deferred Tax Assets / Deferred Tax Liabilities	$11,533	$31,997	$(20,464)
Tax Effect of Unrealized (Gains)/Losses			(12,827)
Prior Period Adjustment			1,867

Change in Net Deferred Income Tax			$(9,504)

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2021, 2020 and 2019 were as follows:

(In Thousands)	December 31, 2021			December 31, 2020			December 31, 2019
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate
Net Income Before Taxes	$226,978	$47,665	21.0%	$206,562	$43,378	21.0%	$293,936	$61,727	21.0%
Investment Related	(80,240)	(16,850)	(7.4)%	(59,749)	(12,547)	(6.0)%	(26,859)	(5,640)	(1.9)%
Exhibit 5a adjustment	(3,373)	(708)	(0.3)%	—	—	—%	(6,436)	(1,352)	(0.5)%
Change in Non-admitted assets	2,676	562	0.3%	(1,091)	(229)	(0.1)%	(48,741)	(10,236)	(3.5)%
Prior Year Over/Under Accrual	—	—	—%	—	—	—%	(2,342)	(492)	(0.2)%
Tax Credit Adjustment	(56,265)	(11,816)	(5.2)%	3,135	658	0.3%	(73,187)	(15,369)	(5.2)%
Tax Differences in Wholly Owned Subsidiaries	(3,866)	(812)	(0.4)%	56,915	11,952	5.8%	79,495	16,694	5.7%
Other	(11,327)	(2,379)	(1.1)%	44	9	—%	444	93	0.1%

Total Statutory Income Taxes		$15,662	6.9%		$43,221	20.8%		$45,425	15.5%

Federal Income Taxes Incurred		$6,158	2.7%		$(11,794)	(5.7)%		$(10,917)	(3.7)%
Change in Net Deferred Income Taxes		9,504	4.2%		55,015	26.5%		56,342	19.2%

Total Statutory Income Taxes		$15,662	6.9%		$43,221	20.8%		$45,425	15.5%

At December 31, 2021, the Company had no net operating loss, capital loss, or foreign tax credit carryforwards.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

As of December 31, 2021, the Company’s capital income tax expense in the preceding years that will be available for recoupment in the event of future losses is as follows:

(In Thousands)
Year	Capital
2021	$7,089
2020	$—
2019	$—

The Company has no deposits admitted under Section 6603 of the Internal Revenue code.

Tax years prior to 2018 are closed for audit or examination under the applicable statute of limitations. The Company is not currently under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of operations, or cash flows. Therefore, the Company did not record a liability for unrecognized tax benefits (“UTBs”) as of December 31, 2021 and 2020. As of December 31, 2021, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date.

The Company recognizes interest accrued related to UTBs in income tax expense. The Company had no accrued interest balance as of December 31, 2021 and 2020. The Company recognized no gross interest benefit related to UTBs during the years ended December 31, 2021, 2020 and 2019. The Company has not accrued any penalties related to UTBs.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2021. The following companies are included in the consolidated return filing:

•	Delaware Life Insurance Company

•	Delaware Life Insurance Company of New York

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Clear Spring Health (GA), Inc. (formerly Eon Health, Inc (GA))

•	Clear Spring Health (SC), Inc. (formerly Eon Health, Inc. (SC))

•	Clear Spring Health Community Care, Inc. (formerly Community Care Alliance of Illinois, Inc.)

•	Clear Spring Health (VA), Inc.

•	Clear Spring Health of Illinois, Inc.

•	Lackawanna Casualty Company

•	Lackawanna American Insurance Company

•	Lackawanna National Insurance Company

•	Clear Spring PC Acquisition Corp.

•	Clear Spring Property and Casualty Company

A written tax allocation agreement has been approved by the state of domicile of each participating insurance company. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the Company.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

16.	CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is authorized to issue 10,000 shares of common stock with a par value of $1,000 per share; 6,437 shares of common stock are issued and outstanding. The Company is not authorized to issue preferred stock.

The Company’s ability to pay dividends is subject to certain statutory restrictions. The State of Delaware has enacted laws governing the payment of dividends to stockholders by domestic insurers. Pursuant to Delaware’s statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Delaware Commissioner of Insurance is limited to the greater of: (i) 10% of its statutory surplus as of the preceding December 31; or (ii) the Company’s statutory net gain from operations for the preceding calendar year. Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus would also require the prior approval of the Commissioner. In connection with the Sale Transaction on August 2, 2013, any portion of a dividend which would cause the Company’s total adjusted capital as of the most recent calendar quarter end to fall below 300% of Company Action Level NAIC Risk-Based Capital as of such calendar quarter end, after taking into account the payment of such dividend, requires the prior approval of the Department.

In April 2021, April 2020, and April 2019, the Company paid an ordinary dividend of $200.0 million, $65.0 million, and $200.0 million, respectively, to the Parent. The Parent paid $100.0 million to the Company in February 2020 in the form of a capital contribution that the Company accrued in December 2019 in accordance with SSAP No. 72. The Parent also contributed $479.2 million and $7.5 million of cash capital to the Company in 2021 and 2020, and contributed $16.9 million of capital in 2019 in the form of an other invested asset.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains/losses, excluding deferred taxes, was approximately $562.6 million and $802.6 million at December 31, 2021 and 2020, respectively.

Surplus Notes

As of December 31, 2021 and 2020, the Company had $390.2 million and $557.5 million, respectively, of surplus notes outstanding. At December 31, 2020, $94.6 million and $72.7 million of the $250.0 million surplus note and the $150.0 million surplus note expiring on December 15, 2027, respectively, were held by a related party. On December 30, 2021, the Parent became the holder of such interests in these surplus notes and released the Company from all liabilities and obligations including principal and accrued interest since the last payment date. The forgiveness of these obligations was recorded by the Parent and the Company as capital contributions to the Company totaling $168.7 million.

As discussed in Note 2, with approval by the Department, the Company paid down the outstanding principal and accrued interest on a surplus note previously held by GLAC on December 31, 2020.

The Company has an agreement with Deutsche Bank Trust Company Americas (“DBTCA”), whereby the surplus notes were taken into custody by the bank on behalf of the holders of the surplus notes (the “Noteholders”). DBTCA collects all surplus note payments and distributes such funds to the Noteholders. The DBTCA agreement allows the Noteholders to transfer any part of the surplus notes they hold, subject to the consent of the Company and with proper notice given to DBTCA. As of December 31, 2021, the Noteholders were as follows: Estate of Jeffrey S. Lange; Midland National Life Insurance Company; North American Company for Life and Health Insurance; and Security Benefit Life Insurance Company.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The details of outstanding surplus notes were as follows as of and for the years ended December 31, 2021 and 2020:

2021 (In Thousands)
Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
12/22/97	8.625%	$250,000	$155,412	$21,563	$519,537	11/06/27
12/15/95	6.150%	150,000	77,301	9,225	246,185	12/15/27
12/15/95	7.626%	150,000	150,000	11,439	288,637	12/15/32
12/15/95	6.150%	7,500	7,500	461	11,778	12/15/27
12/15/95	7.626%	7,500	—	—	12,439	—

XXX	XXX	$565,000	$390,213	$42,688	$1,078,576	XXX

2020 (In Thousands)
Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
12/22/97	8.625%	$250,000	$250,000	$21,563	$497,974	11/06/27
12/15/95	6.150%	150,000	150,000	9,225	236,960	12/15/27
12/15/95	7.626%	150,000	150,000	11,439	277,198	12/15/32
12/15/95	6.150%	7,500	7,500	461	11,317	12/15/27
12/15/95	7.626%	7,500	—	572	12,439	—

XXX	XXX	$565,000	$557,500	$43,260	$1,035,888	XXX

The proceeds from the issuance of the surplus notes were not used to purchase an asset directly or indirectly from the Noteholders. The surplus notes were not issued as part of a transaction whereby the principal or interest payments are contractually linked to other assets or agreements. There were no surplus note interest or principal payments subject to administrative offsetting provisions.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants and beneficiaries, as well as all other classes of creditors other than the Noteholders.    After payment in full of certain obligations set forth in Section 5918 of the Delaware Insurance Code, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full. The Company has no preferred stockholders. Any redemption of a surplus note is subject to the prior written consent of the Department.

The Company incurred $42.7 million of interest on the surplus notes for the year ended December 31, 2021 and $43.3 million for the years ended December 31, 2020 and 2019. Each accrual and payment of interest on the surplus notes may be made only with the prior approval of the Delaware Commissioner of Insurance and only to the extent that the Company has sufficient surplus earnings to make such payment. The Company received approval for all surplus note interest and principal payments and the related interest accrual in the amount of $2.8 million and $4.2 million at December 31, 2021 and 2020.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Risk-Based Capital

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2021 and 2020.

17.	COMMITMENTS AND CONTINGENT LIABILITIES

Contingent Commitments

The Company had unfunded commitments for limited partnership investments of $201.3 million and $142.3 million and commitments for funding future fixed income and preferred stock investments of $1,332.2 million and $1,335.4 million as of December 31, 2021, and 2020, respectively. The Company also had $97.0 million and $87.2 million of outstanding mortgage loan commitments on real estate as of December 31, 2021 and December 31, 2020, respectively.

Regulatory and Industry Developments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective, premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $3.0 million for guaranty fund assessments as of December 31, 2021 and 2020, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2021 and 2020, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation and Other Matters

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations, or cash flows of the Company.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pledged or Restricted Assets

The following assets were restricted at December 31, 2021 and reported in the current financial statements:

•	Collateral posted under repurchase agreements which was reported as bonds and preferred stocks.

•	Cash collateral posted under reverse repurchase agreements which was reported as cash equivalents.

•	Certain FHLB capital stock.

•	Certain bonds on deposit with governmental authorities as required.

•	Certain cash deposits held in a mortgage escrow account (see “Other restricted assets” below).

•	Certain tax escrow accounts.

•	Derivative cash collateral which was reported as cash equivalents (see “Assets pledged as collateral not captured in other categories” below).

•	Certain cash collateral for brokerage margin.

The following were restricted assets (including pledged assets):

(In Thousands)

									Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2021 Total	2020 Total	Increase/ (Decrease)	Total 2021 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Subject to Repurchase Agreements	$587,986	$—	$—	$—	$587,986	$25,000	$562,986	$587,986	1.33%	1.33%
Subject to Reverse Repurchase Agreements	945,052	—	—	—	945,052	616,220	328,832	945,052	2.13%	2.13%
FHLB Capital Stock	50,086	—	—	—	50,086	47,853	2,233	50,086	0.11%	0.11%
On Deposit with States	5,189	—	—	—	5,189	5,195	(6)	5,189	0.01%	0.01%
Pledged as Collateral to FHLB (Including Securities and Commercial Mortgage Loans)	1,240,909	—	—	—	1,240,909	910,853	330,056	1,240,909	2.79%	2.80%
Pledged as collateral not captured in other categories	183,327	—	—	—	183,327	24,388	158,939	183,327	0.41%	0.41%
Other Restricted Assets	4,130	—	—	—	4,130	1,616	2,514	4,130	0.01%	0.01%

Total Restricted Assets	$3,016,679	$—	$—	$—	$3,016,679	$1,631,125	$1,385,554	$3,016,679	6.79%	6.80%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following were assets pledged as collateral not captured in other categories, including assets backing funding agreements (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate):

	Gross Restricted
(In Thousands)									Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2021 Total	2020 Total	Increase/ (Decrease)	Total 2021 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Bond collateral to Société Générale	$158,979	$—	$—	$—	158,979	$—	$158,979	$158,979	0.36%	0.36%
Derivative Collateral	24,348	—	—	—	24,348	24,388	(40)	24,348	0.05%	0.05%

Total	$183,327	$—	$—	$—	$183,327	$24,388	$158,939	$183,327	0.41%	0.41%

The following were other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate):

	Gross Restricted
(In Thousands)									Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2021 Total	2020 Total	Increase/ (Decrease)	Total 2021 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Cash - Tax Escrow	$2,332	—	—	—	$2,332	—	$2,332	$2,332	0.01%	0.01%
Mortgage Escrow	1,798	—	—	—	1,798	1,616	182	1,798	—%	—%

Total	$4,130	$—	$—	$—	$4,130	$1,616	$2,514	$4,130	0.01%	0.01%

Lease Commitments

The Company leased office space for its Waltham, Massachusetts office under an agreement effective September 24, 2014, which was amended on February 19, 2016 to add additional space. The lease expires on April 30, 2023. Rental expenses during 2021, 2020, and 2019 were $2.1 million, 2.3 million, and $2.4 million, respectively, under this lease and were partially reimbursed by an affiliate.

The Company entered into a lease agreement, effective January 22, 2014, for its Indianapolis, Indiana office. The original expiration date was December 31, 2024; however, the lease was terminated on December 31, 2021. Rental expenses in 2021, 2020, and 2019 were $0.2 million each year under this lease, and the Company paid termination fees of $0.2 million in December 2020.

The Company was subleasing additional space for its Indianapolis office noted above under a sublease agreement with a related party effective July 27, 2016. The original expiration of this sublease was November 30, 2026, however, the sublease was terminated in May 2021. Rental expenses were $0.2 million, $0.4 million, and $0.4 million in 2021, 2020, and 2019, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

In 2020, the Company entered into a lease agreement with an affiliate for a Zionsville, Indiana office for which the lease term began on January 1, 2021. The lease has an expiration date of December 31, 2035 with an option to renew the lease agreement for up to a five-year period. Rental expense for 2021 was $1.6 million.

The Company entered into a lease agreement effective December 20, 2018 for office space in Park Ridge, Illinois that was twice amended to add additional space and extend the lease expiration until May 31, 2025. Rental expenses for 2021, 2020, and 2019 were $0.3 million, $0.2 million, and $0.1 million, respectively. The rental expenses for the office space at this location are reimbursed by CSHMS.

The Company leases a small storage space on a month-to-month basis in Chicago, Illinois for a monthly fee of $0.5 thousand.

Effective June 1, 2019, the Company entered into a six-month lease agreement for a Park Ridge, Illinois office that was originally set to expire on November 30, 2019, after which it was extended on a month-to-month basis until it was terminated in January 2020. Rental expenses for 2020 and 2019 were $12 thousand and $0.2 million, respectively. These rental expenses were reimbursed by CSHMS.

The Company had a sublease agreement for a Chicago, Illinois office, originally effective February 26, 2016 with an original expiration date July 29, 2018, that was twice amended resulting in expiration as of September 30, 2020. Rental expenses for 2020 and 2019 were $0.3 million under this sublease. A portion of these rental expenses were reimbursed by CSP&C.

Effective December 1, 2017, the Company leased office space under a six month lease in New York, New York. The lease was renewed for additional space and an extended lease term during 2018 and was again extended for a twelve-month period effective April 1, 2019 with a monthly rental expense of approximately $17.9 thousand. The rental expenses for the three months of 2020 were reimbursed by an affiliate.

Effective July 23, 2018, the Company entered into a month-to-month lease agreement for an office in New York, New York. The monthly rental expense was approximately $3.9 thousand. The lease expired February 28, 2019.

Effective September 10, 2018, the Company entered into a lease agreement for an office in Miramar, Florida that expires on June 30, 2024. The Company took possession of the space on March 6, 2019 and the first three months of rent in 2019 were abated. The lease was amended effective June 8, 2021 to include additional space. Rental expenses for 2021, 2020 and 2019 were $0.3 million, $0.2 million, and $0.1 million, respectively. These rental expenses are reimbursed by CSHMS.

Effective February 7, 2019, the Company entered into a lease agreement for a second office in Miramar, Florida that terminated on March 31, 2019. The rental expense for 2019 was $33.2 thousand and was reimbursed by CSHMS.

Effective December 20, 2019 the Company entered into a lease agreement for an office in Columbia, South Carolina which originally expired on December 31, 2020; however, effective December 2020, the Company renewed the lease with an expiration date of December 31, 2021. Rental expense for 2021 and 2020 was $5.2 thousand each year. These rental expenses were reimbursed by CSHMS.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

At December 31, 2021, future minimum aggregate rental commitments were as follows (in thousands):

Year Ending December 31,	Operating Leases
2022	$4,407
2023	3,046
2024	2,164
2025	1,863
2026	1,747
Thereafter	17,265

18.	DEBT

Refer to Note 2 for information regarding the Company’s bilateral loan agreement with DLIH 2016-1.

In December 2019, the Company’s $200.0 million revolving credit facility with Société Générale terminated. Borrowings under the facility were available for general corporate purposes. Borrowings bore interest at LIBOR + 115 basis points, with a commitment fee of 48 basis points for any unused portion of the facility, and the facility had a 270-day rolling margin commitment. The facility was secured by certain securities held in an account established for this purpose, and borrowings were limited to a specified percentage of the value of the securities in this account. The total commitment fees paid in 2019 were approximately $0.9 million.

19.	FEDERAL HOME LOAN BANK

The Company is a member of the FHLB. Through its membership, the Company utilizes funding agreements issued to the FHLB consistent with its other investment spread operations and considers these funds policyholder liabilities. From time to time, the Company also uses FHLB funds for operations; any funds obtained from the FHLB for use in the Company’s general operations are accounted for as borrowed money. The Company has determined its estimated maximum borrowing capacity with the FHLB as $1.1 billion as of December 31, 2021. The Company calculated this amount in accordance with its current collateral pledged to the FHLB.

The Company did not receive any short-term advances during 2021. In 2020, the FHLB issued the Company $438.0 million of short-term advances with fixed and variable interest rates ranging from 0.5% to 1.76%. $118.0 million of these advances was converted into a funding agreement on March 30, 2020. As of December 31, 2021 and 2020, there were no short-term advances outstanding. Total interest on borrowed funds incurred under the advances during the years ended 2021, 2020, and 2019 were $0, $362.0 thousand, and 147 thousand, respectively.

The FHLB issued a LOC to the Company on behalf of an unrelated party effective July 1, 2021 with a maximum credit amount of $1.0 million and an expiration date of December 31, 2021. A new LOC was issued to the Company on behalf of the same unrelated party effective December 1, 2021 with a maximum credit amount of $1.0 million and expiration date of June 30, 2022. No amounts were drawn on either LOC as of December 31, 2021. Collateral related to the LOC is included in the disclosures below.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

As noted in Note 2, the FHLB issued a LOC to the Company on behalf of an unrelated party effective September 30, 2019, with a maximum credit amount of $8.0 million as of December 31, 2020. On February 4, 2021, the full available credit was drawn by the unrelated party and the LOC was effectively terminated. CSP&C reimbursed DLIC for the full value drawn.

FHLB Capital Stock

Aggregate Totals (in thousands):	Total	General Account	Separate Accounts
As of December 31, 2021
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	5,000	5,000	—
Activity Stock	45,086	45,086	—
Excess Stock	—	—	—

Aggregate Total	$50,086	$50,086	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,119,580	XXX	XXX
As of December 31, 2020
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	9,010	9,010	—
Activity Stock	30,185	30,185	—
Excess Stock	8,658	8,658	—

Aggregate Total	$47,853	$47,853	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$894,612	XXX	XXX

Membership Stock (Class A and B) Eligible for Redemption (in thousands):

Membership stock	Current Year Total	Not Eligible for Redemption	Less Than 6 Months	6 months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	$5,000	$5,000	$—	$—	$—	$—

Collateral Pledged to FHLB

Amount Pledged as of Reporting Date (in thousands):

	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Total Collateral Pledged	$1,288,680	$1,251,918	$1,113,000
Current Year Separate Accounts Total Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Total Collateral pledged	$1,288,680	$1,251,918	$1,113,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,008,132	$961,867	$863,000

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Maximum Amount Pledged During Reporting Period (in thousands):

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
Current Year General Account Maximum Collateral Pledged	$1,288,680	$1,251,918	$1,113,000
Current Year Separate Accounts Maximum Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Maximum Collateral Pledged	$1,288,680	$1,251,918	$1,113,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,379,998	$1,344,719	$933,000

Borrowing from FHLB

Amount as of Reporting Date (in thousands):

	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
As of December 30, 2021
Debt	$—	$—	$—	XXX
Funding Agreements	1,113,000	1,113,000	—	1,024,308
Other	—	—	—	XXX

Aggregate Total	$1,113,000	$1,113,000	$—	$1,024,308

As of December 30, 2020
Debt	$—	$—	$—	XXX
Funding Agreements	863,000	863,000	—	776,716
Other	—	—	—	XXX

Aggregate Total	$863,000	$863,000	$—	$776,716

Maximum Amount during Reporting Period (Current Year, in thousands):

	Total	General Account	Separate Accounts
Debt	$—	$—	$—
Funding Agreements	1,113,000	1,113,000	—
Other	—	—	—

Aggregate Total	$1,113,000	$1,113,000	$—

FHLB - Prepayment Obligations

Does the Company have prepayment Obligations under the following arrangements?
(YES/NO)
Debt	YES
Funding Agreements	YES
Other	NO

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

20.	Health Business

Beginning in 2019, the Company began to issue Medicare Advantage plans in the states of Colorado, North Carolina, and Virginia, resulting in approximately $1.4 million, $1.4 million, and $0.5 million of premium written in 2021, 2020, and 2019, respectively.

Retrospectively-Rated Contracts and Contracts Subject to Redetermination

The Company estimates accrued retrospective premium adjustments for its Medicare Part D business in accordance with CMS regulations and using CMS formulas. Accrued retrospective premiums are recorded through written premium. The Company has Medicare Part D risk-corridor amounts related to Part D premiums. The amount of Medicare Part D direct premiums written subject to this retrospectively rated feature was $70 thousand, $60 thousand, and $29 thousand for the years ended December 31, 2021, 2020, and 2019, respectively, representing 5.1%, 4.3%, and 6.0% of total direct health premiums written for each year, respectively.

The Company has risk-adjustment amounts from CMS from Medicare Part C and Part D premiums. Medicare Part D premiums include payments from CMS for risk-sharing adjustments which are estimated quarterly based on claim experience, with final revenue adjustment determined and settlement with CMS in the year following the CMS contract. The Company’s Medicare Part C and Part D premiums are subject to redetermination by CMS based on risk factor scores of each member. The Company estimates premium adjustments for changes to health scores based on past experience. The Company recognizes periodic changes to risk-adjusted premiums as revenue when the amounts are determinable and collection is reasonably assured. All of the Company’s direct health premiums written are subject to this redetermination feature.

The Company’s actual loss ratios on the Medicare line of business were in excess of the minimum requirements and as a result no minimum medical loss ratio rebate was required to be established.

The Company did not write accident and health premiums in 2021, 2020, or 2019 subject to the risk-sharing provisions of the Affordable Care Act.

Change in Incurred Losses and Loss Adjustment Expenses

Changes in estimates related to the prior year incurred claims are included in total hospital and medical expenses in the current year in the Statements of Operations. There were no changes in methodologies or assumptions used in calculating the liability for unpaid losses and loss adjustment expenses.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following tables disclose paid claims, incurred claims, claims unpaid, aggregate health claim reserves, and health care receivables for the years ended December 31, 2021 and 2020 (in thousands).

2021	Current Year Incurred	Prior Year Incurred	Total
Beginning of year claim reserve	$—	$146	$146
Paid claims - net of health care receivable	759	67	826
End of year claim reserve	363	38	401
Incurred claims excluding the change in health care receivable	1,122	(41)	1,081
Beginning of year health care receivable	—	19	19
End of year health care receivable	7	7	14

Total incurred claims	$1,115	$(29)	$1,086

2020	Current Year Incurred	Prior Year Incurred	Total
Beginning of year claim reserve	$—	$131	$131
Paid claims - net of health care receivable	832	19	851
End of year claim reserve	146	—	146
Incurred claims excluding the change in health care receivable	978	(112)	866
Beginning of year health care receivable	—	20	20
End of year health care receivable	19	—	19

Total incurred claims	$959	$(92)	$867

Original estimates are increased or decreased as additional information becomes known regarding claim development experience.

The payable for claims unpaid, the applicable portion of aggregate health claim reserves, net of health care receivables, as of December 31, 2020, was $127 thousand. As of December 31, 2021, $67 thousand has been paid, net of health care receivables, for incurred claims attributable to insured events of prior years. Reserves remaining for prior years, net of health care receivables, as of December 31, 2021 were $31 thousand, as a result of re-estimation of unpaid claims. Therefore, there has been a $28 thousand favorable development on prior years during 2021. Original estimates are increased or decreased as additional information becomes known regarding claim development experience.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company incurred claims adjustment expenses (“CAE”) of $39 thousand and $24 thousand for the years ended December 31, 2021 and 2020, respectively. The following table discloses paid CAE, incurred CAE, and the balance in the unpaid CAE reserves for the years ended December 31 (in thousands):

	2021	2020	2019
Total claims adjustments expenses	$39	$24	$65
Less current year unpaid claims adjustment expenses	1	6	—
Add prior year unpaid claims adjustment expenses	6	—	—

Total claims adjustment expenses paid	$44	$18	$65

Health Care Receivables

Pharmacy rebate receivables are recorded when reasonably estimated or billed by the pharmaceutical benefit manager in accordance with pharmaceutical rebate contract provisions. Estimated pharmacy rebates are based on utilization information.

The Company periodically evaluates admissibility of all pharmacy rebates receivable for consistency with the admissibility criteria of SSAP No. 84, Certain Health Care Receivables and Receivables under Government Insured Plans. At December 31, 2021 and 2020, the Company had no non-admitted pharmacy rebate receivables.

The pharmacy rebate transaction history is summarized as follows (in thousands):

Quarter	Estimated Pharmacy Rebates	Pharmacy Rebates as Billed	Actual Rebates Received Within 90 Days of Billing	Actual Rebates Received Within 91 to 180 Days of Billing	Actual Rebates Received More Than 180 Days of Billing
12/31/21	$26	$25	$25	$—	$—
09/30/21	$27	$27	$27	$—	$—
06/30/21	$28	$28	$28	$—	$—
03/31/21	$26	$26	$26	$—	$—
12/31/20	$20	$20	$18	$—	$—
09/30/20	$17	$17	$15	$—	$—
06/30/20	$16	$16	$14	$—	$—
03/31/20	$18	$18	$10	$—	$6
12/31/19	$9	$9	$9	$—	$—
09/30/19	$6	$6	$6	$—	$—
06/30/19	$4	$4	$4	$—	$—
03/31/19	$2	$2	$2	$—	$—

The Company had no risk sharing receivables as of December 31, 2021 and 2020.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC HOLDINGS, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021 AND 2020 AND

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Premium Deficiency Reserves

The following table discloses information regarding premium deficiency reserves as of December 31, 2021 and 2020 (in thousands):

	2021	2020
Liability carried for premium deficiency reserves	$983	$337
Date of the most recent evaluation of this liability	2/22/2022	2/16/2021
Was anticipated investment income utilized in the calculation?	Yes [ ] No [ X ]	Yes [ ] No [ X ]

21.	SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred from January 1, 2022 to April 28, 2022, the date these financial statements were available to be issued. The Company is not aware of any Type I events or transactions that occurred subsequent to December 31, 2021 having a material effect on the financial statements.

Type II - Nonrecognized Subsequent Events:

On February 24, 2022, the Company sold its health segment holding company, Clear Spring Health Holdings, LLC, to DLIC Sub-Holdings, LLC (“DLSH”), a new holding company subsidiary of the Parent. As a result of the sale, the Company effectively disposed of its health insurance segment. On the same date, the Parent transferred its ownership of the Company to DLSH, such that the Company became a direct, wholly owned subsidiary of DLSH.

In April 2022, the Company paid an ordinary dividend of $100.0 million to DLSH.